UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07175
Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2017 – June 30, 2017
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2017

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Tax-Managed Balanced Fund.	7
Tax-Managed Capital Appreciation Fund.	85
Tax-Managed Small-Cap Fund.	105
About Your Fund’s Expenses.	124
Trustees Approve Advisory Arrangements.	126
Glossary.	128

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended June 30, 2017, returns for Vanguard Tax-Managed Funds ranged from less than 3% for the Small-Cap Fund to more than 9% for the Capital Appreciation Fund. The return for the Balanced Fund, which includes both stocks and municipal bonds, fell in between at about 6%.

• Returns for all three funds were generally in line with those of their benchmark indexes.

The Capital Appreciation Fund’s result exceeded the average return of its peers. Both the Small-Cap and Balanced Funds lagged the average returns of their peers.

• The broad U.S. stock and bond markets advanced amid investors’ optimism about the prospects for global economic growth. Municipal bonds also notched a healthy advance. Among the industry sectors that make up the stock market, health care and technology shares surged, while energy stocks tumbled.

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Tax-Managed Balanced Fund	6.11%
Tax-Managed Balanced Composite Index	6.24
Mixed-Asset Target Allocation Moderate Funds Average	6.32
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares	9.59%
Institutional Shares	9.60
Russell 1000 Index	9.27
Multi-Cap Core Funds Average	8.35
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	2.65%
Institutional Shares	2.66
S&P SmallCap 600 Index	2.79
Small-Cap Core Funds Average	3.44

Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Expense Ratios
Your Fund Compared With Its Peer Group

	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.09%	—	0.86%
Tax-Managed Capital Appreciation Fund	0.09	0.06%	1.12
Tax-Managed Small-Cap Fund	0.09	0.06	1.24

The fund expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the funds’ annualized expense ratios were: for the Tax-Managed Balanced Fund, 0.09%; for the
Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed
Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Capital
Appreciation Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, the eminent investor and commentator Howard Marks published a memo to his clients titled simply “Risk.” In it, Howard distilled the relationship between investors and risk. “When you boil it all down, it’s the investor’s job to intelligently bear risk for profit,” he wrote.

It’s not surprising, then, that everyone from portfolio managers to behavioral economists avidly studies how investors’ reactions to risk influence not only individual investment decisions but also the broader financial markets. I’m a big fan of some of the behavioral finance work being done, which includes studies by our own investment strategists and analysts.

A lens on investor behavior

For example, Vanguard’s Investment Strategy Group introduced a “risk speedometers” report in January to look at how investors are reacting to market developments. This lens on real-world behavior measures the risk investors are taking in a given period by calculating the difference between net cash flows into higher-risk assets, such as stocks, and net cash flows into lower-risk assets, such as Treasuries. The measures are then compared with long-term averages.

In the spring, the risk speedometer spiked. The spike was fueled by investors’ decisions to direct more of their equity dollars to international investments in developed and emerging markets, and their bond dollars to riskier credit categories.

A spiking speedometer seems a fitting analogy for what can happen. I consider myself a responsible driver. Still, when the highway is clear and the weather is nice, I might glance down at the speedometer and find that my right foot has gotten a little heavy.

The same phenomenon is possible with our investment portfolios. Just as our attention can drift from our speed—and the risk level on the road—we can neglect the risk level of our portfolio’s asset allocation. Experience teaches that investors are especially prone to lose sight of risk when markets have been buoyant.

How I manage risk in my own portfolio

Rebalancing—periodically adjusting your asset allocation so it stays in line with your goals and risk tolerance—is one of the best ways I know of to help manage risk. Without rebalancing, your portfolio may end up potentially riskier than you intended and no longer aligned with your goals.

I have a ritual I perform every June and again each December, between Christmas and New Year’s, as I prepare for a series of annual meetings with the Vanguard crew. I’ll set aside some time, review my

Market Barometer
			Total Returns
		Periods Ended June 30, 2017
			Five Years
	Six Months	One Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.27%	18.03%	14.67%
Russell 2000 Index (Small-caps)	4.99	24.60	13.70
Russell 3000 Index (Broad U.S. market)	8.93	18.51	14.58
FTSE All-World ex US Index (International)	13.95	20.53	7.68

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.27%	-0.31%	2.21%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.57	-0.49	3.26
Citigroup Three-Month U.S. Treasury Bill Index	0.30	0.46	0.13

CPI
Consumer Price Index	1.46%	1.63%	1.31%

investment portfolio, and, if necessary, rebalance back to my target asset allocation.

My own portfolio is a mix of equity and fixed income funds, and I invest in both actively managed funds and index funds. Most years, I’ll make a minor adjustment to get back to the appropriate asset allocation for my own longer-term goals and risk tolerance. It’s not all that complicated, although my portfolio is a little more complex than some because I own more funds than we’d typically suggest. As chairman of Vanguard’s funds, I feel I should own a significant number of them.

Consider your options

You should consider rebalancing if your target allocation is off by 5 percentage points or more. Admittedly, this is often easier said than done. When an investment has performed exceptionally well, people have a hard time trimming it. They can be led astray by that old (and none-too-helpful) investing saw: Let your winners run.

Fortunately, in recent years we’ve seen all sorts of investors take steps to rebalance. Many of the endowments, foundations, and traditional pension plans that Vanguard serves have good processes built into their investment guidelines to make sure rebalancing takes place on a regular basis. And among investors in defined contribution retirement plans, more and more are using target-date funds, where rebalancing happens automatically.

If you choose to rebalance on your own, use your target asset allocation as your guidepost. Don’t be afraid to buy into bad news. In a sense, don’t worry about the noise of the marketplace. If you work with an advisor, make sure he or she understands the importance you place on your rebalancing ritual.

And remember, the goal of rebalancing is to manage risk, not to avoid it altogether. Risk is inherent in investing—we just want to bear that risk intelligently.

In that insightful memo on risk, Howard Marks included a saying often attributed to Will Rogers: “You’ve got to go out on a limb sometimes because that’s where the fruit is.”

Tim Buckley chosen as Vanguard’s next CEO

In closing, I’ll note senior leadership changes that we announced in July. Our board of directors has elected Vanguard Chief Investment Officer Tim Buckley as president and director of Vanguard. Under the planned transition, Tim will succeed me as Vanguard’s chief executive officer on January 1, 2018.

I’m delighted with our board’s selection of Tim. We first met in 1991 when Tim was interviewing for a job at Vanguard. In the decades since, we’ve worked closely together, and he’s always impressed me as a man of tremendous character and an outstanding leader with a passion for serving our clients. During the transition period, I will work closely with Tim in managing the firm and overseeing its operations.

Replacing Tim as chief investment officer is Greg Davis, who had been global head of Vanguard Fixed Income Group. And succeeding Greg as our fixed income leader is John Hollyer, who most recently served as our global head of investment risk management. I know Greg and John will both do a superb job in their new roles.

As with past successions, I will remain as chairman for a period of time determined by the board. On a personal note, it has been an honor and a privilege to lead Vanguard. Having spent more than half my life at Vanguard, I have come to know many fabulous crew members who are incredibly dedicated to Vanguard’s mission. Please be assured that Tim and the rest of the team will serve you and our other clients extremely well as Vanguard prepares for its next chapter.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2017

Vanguard fund shareholders encouraged to vote in proxy campaign

This summer you will be asked to vote on the election of trustees for all U.S.-domiciled
Vanguard funds. Shareholders will also be asked to vote on several fund policy proposals that we believe are in the best interests of all shareholders.

Vanguard filed a preliminary proxy statement on July 13, 2017, with the U.S. Securities and
Exchange Commission (SEC). Following the SEC’s review, we expect to provide the proxy materials to Vanguard fund shareholders beginning in late August 2017. That’s when you can begin to vote online, by phone, or by mail.

A shareholder meeting is scheduled to be held in Scottsdale, Arizona, on November 15,
2017, when voting will conclude. We encourage you to vote promptly. Please visit
vanguard.com for updates.

Tax-Managed Balanced Fund

Fund Profile
As of June 30, 2017

Equity and Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Number of Stocks	941	990	3,800
Median Market Cap $68.3B		$70.2B	$59.8B
Price/Earnings Ratio	21.5x	21.3x	21.2x
Price/Book Ratio	2.9x	3.0x	2.9x
Return on Equity	22.9%	22.5%	16.3%
Earnings Growth Rate	8.7%	8.3%	10.0%
Dividend Yield	1.7%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	8%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.09%	—	—
30-Day SEC Yield	1.76%	—	—
Short-Term Reserves	0.0%	—	—

Fixed Income Characteristics

		Bloomberg	Bloomberg
		Barclays	Barclays
		1-15 Year	Municipal
		Municipal	Bond
	Fund	Index	Index

Number of Bonds	1,681	40,686	50,607

Yield to Maturity
(before expenses)	2.0%	1.9%	2.3%

Average Coupon	4.5%	4.8%	4.7%

Average Duration	5.1 years	4.8 years	6.3 years

Average Stated
Maturity	8.0 years	7.9 years	12.9 years

Total Fund Volatility Measures
		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	FA Index
R-Squared	1.00	0.89
Beta	0.96	0.43
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer
	Technology	3.3%
Alphabet Inc.	Computer Services
	Software & Systems	2.3
Microsoft Corp.	Computer Services
	Software & Systems	2.2
Amazon.com Inc.	Diversified Retail	1.6
Johnson & Johnson	Pharmaceuticals	1.5
Exxon Mobil Corp.	Oil: Integrated	1.4
Facebook Inc.	Computer Services
	Software & Systems	1.4
Berkshire Hathaway Inc. Insurance: Multi-Line		1.4
JPMorgan Chase & Co.	Diversified Financial
	Services	1.4
Wells Fargo & Co.	Banks: Diversified	1.0
Top Ten		17.5%
Top Ten as % of Total Net Assets		8.5%
The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 26, 2017, and represents estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratio was 0.09%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	14.1%	13.9%	13.9%
Consumer Staples	7.6	7.5	7.1
Energy	5.6	5.8	5.6
Financial Services	20.8	20.8	21.2
Health Care	13.8	13.8	13.8
Materials &
Processing	3.6	3.7	3.9
Other	0.0	0.0	0.2
Producer Durables	11.1	10.7	11.0
Technology	18.2	18.6	18.2
Utilities	5.2	5.2	5.1

Distribution by Credit Quality (% of fixed
income portfolio)
AAA	24.7%
AA	49.3
A	17.2
BBB	7.5
BB	0.2
B	0.3
Not Rated	0.8

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit
Quality.

Equity Investment Focus

Fixed Income Investment Focus

Distribution by Stated Maturity
(% of fixed income portfolio)
Under 1 Year	9.4%
1 - 3 Years	12.1
3 - 5 Years	11.6
5 - 10 Years	27.4
10 - 20 Years	38.5
20 - 30 Years	0.8
Over 30 Years	0.2

Largest Area Concentrations (% of fixed
income portfolio)
New York	16.2%
California	13.6
Texas	9.0
Illinois	4.9
Maryland	4.4
Pennsylvania	4.2
Florida	3.8
Massachusetts	3.7
Michigan	3.1
Arizona	3.1
Top Ten	66.0%
"Largest Area Concentration" figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	9/6/1994	8.24%	8.58%	2.56%	3.62%	6.18%

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (48.0%)
Consumer Discretionary (6.8%)
*	Amazon.com Inc.	27,772	26,883
	Home Depot Inc.	87,099	13,361
	Comcast Corp. Class A	333,489	12,979
	Walt Disney Co.	112,466	11,950
	McDonald’s Corp.	59,574	9,124
	Wal-Mart Stores Inc.	105,249	7,965
*	Priceline Group Inc.	3,715	6,949
	NIKE Inc. Class B	93,628	5,524
	Starbucks Corp.	94,623	5,517
	Time Warner Inc.	52,161	5,237
	Costco Wholesale Corp.	30,493	4,877
*	Charter Communications
	Inc. Class A	13,541	4,561
	Lowe’s Cos. Inc.	58,497	4,535
*	Netflix Inc.	28,924	4,322
*	Tesla Inc.	9,678	3,500
*	eBay Inc.	97,549	3,406
	General Motors Co.	91,500	3,196
	TJX Cos. Inc.	42,186	3,045
	Marriott International Inc.
	Class A	29,328	2,942
	Ford Motor Co.	247,200	2,766
	CBS Corp. Class B	42,313	2,699
	Newell Brands Inc.	46,696	2,504
	Twenty-First Century Fox
	Inc. Class A	76,951	2,181
*	Mohawk Industries Inc.	8,456	2,044
	Ross Stores Inc.	33,108	1,911
*	O’Reilly Automotive Inc.	8,532	1,866
	Domino’s Pizza Inc.	8,620	1,823
*	Dollar Tree Inc.	25,853	1,808
	Estee Lauder Cos. Inc.
	Class A	17,818	1,710
	Yum! Brands Inc.	23,005	1,697
	MGM Resorts
	International	54,205	1,696

	Royal Caribbean Cruises
	Ltd.	15,347	1,676
	Expedia Inc.	11,176	1,665
*	AutoZone Inc.	2,860	1,632
	Sirius XM Holdings Inc.	296,568	1,622
	Dollar General Corp.	22,000	1,586
*	NVR Inc.	643	1,550
	VF Corp.	26,400	1,521
*	DISH Network Corp.
	Class A	24,218	1,520
	Carnival Corp.	23,150	1,518
	Lear Corp.	10,000	1,421
*	Ulta Beauty Inc.	4,451	1,279
	Thor Industries Inc.	12,100	1,265
	Fortune Brands Home
	& Security Inc.	19,125	1,248
*	Visteon Corp.	12,191	1,244
	DR Horton Inc.	35,942	1,243
*	Yum China Holdings Inc.	31,485	1,241
	Lennar Corp. Class A	22,903	1,221
	Las Vegas Sands Corp.	19,100	1,220
	Target Corp.	23,167	1,211
*	Live Nation Entertainment
	Inc.	34,474	1,201
	Coach Inc.	24,420	1,156
	Wyndham Worldwide Corp. 11,500		1,155
*	WABCO Holdings Inc.	8,944	1,140
*	LKQ Corp.	31,412	1,035
	News Corp. Class A	74,867	1,026
	PVH Corp.	8,403	962
	Advance Auto Parts Inc.	8,204	957
	Hilton Worldwide Holdings
	Inc.	15,350	949
	Service Corp. International	28,000	937
	Delphi Automotive plc	10,593	928
	Gentex Corp.	48,470	919
*	Panera Bread Co. Class A	2,868	902
*	Madison Square Garden
	Co. Class A	4,462	879

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Best Buy Co. Inc.	15,300	877
*	Discovery
	Communications Inc.	33,536	845
*	ServiceMaster Global
	Holdings Inc.	21,547	844
	Wendy’s Co.	54,370	843
	Hanesbrands Inc.	36,400	843
*	Liberty Media Corp-Liberty
	SiriusXM Class C	19,834	827
	Dunkin’ Brands Group Inc.	14,492	799
*	Chipotle Mexican Grill Inc.
	Class A	1,897	789
	Twenty-First Century Fox
	Inc.	27,500	766
*	Liberty Media Corp-Liberty
	SiriusXM Class A	18,067	758
*	CarMax Inc.	11,471	723
	Omnicom Group Inc.	8,579	711
	Tractor Supply Co.	12,514	678
	Wynn Resorts Ltd.	4,991	669
	Harley-Davidson Inc.	12,290	664
	Scripps Networks
	Interactive Inc. Class A	9,268	633
*	Lions Gate Entertainment
	Corp. Class B	22,981	604
*	Lululemon Athletica Inc.	9,897	591
*	Liberty Broadband Corp.	6,696	581
	Vail Resorts Inc.	2,700	548
*	Liberty Expedia Holdings
	Inc. Class A	9,385	507
*	Under Armour Inc. Class A	22,325	486
	Coty Inc. Class A	25,652	481
	Polaris Industries Inc.	5,200	480
	John Wiley & Sons Inc.
	Class A	9,018	476
	Viacom Inc. Class A	12,501	476
	Hasbro Inc.	4,200	468
	Macy’s Inc.	19,394	451
	Kohl’s Corp.	11,385	440
*	Hilton Grand Vacations Inc.	12,150	438
	Dillard’s Inc. Class A	7,453	430
*	Liberty Broadband Corp.
	Class A	4,986	428
	Gap Inc.	17,685	389
*	Liberty Ventures Class A	7,306	382
	BorgWarner Inc.	8,952	379
	Adient plc	5,647	369
	Brinker International Inc.	9,637	367
	Viacom Inc. Class B	10,924	367
	Darden Restaurants Inc.	3,980	360
*	Liberty Interactive Corp.
	QVC Group Class A	14,477	355
	Tiffany & Co.	3,500	329
	Whirlpool Corp.	1,708	327

	Bed Bath & Beyond Inc.	10,100	307
	Nielsen Holdings plc	7,928	306
	Genuine Parts Co.	3,203	297
*	TripAdvisor Inc.	7,716	295
	Foot Locker Inc.	5,700	281
	Signet Jewelers Ltd.	4,400	278
*	Hertz Global Holdings Inc.	23,464	270
*	Murphy USA Inc.	3,558	264
*	AutoNation Inc.	6,246	263
	Nordstrom Inc.	5,400	258
	AMERCO	697	255
*	Skechers U. S. A. Inc.
	Class A	8,479	250
*	Kate Spade & Co.	13,427	248
*	Norwegian Cruise Line
	Holdings Ltd.	4,453	242
	Aramark	5,698	234
	Ralph Lauren Corp.
	Class A	3,073	227
	Interpublic Group of
	Cos. Inc.	8,883	219
	Goodyear Tire & Rubber
	Co.	5,972	209
*	Fitbit Inc. Class A	37,908	201
	Williams-Sonoma Inc.	4,000	194
*	Burlington Stores Inc.	2,100	193
	Lions Gate Entertainment
	Corp. Class A	6,652	188
*	JC Penney Co. Inc.	39,791	185
*	Discovery Communications
	Inc. Class A	6,841	177
*	Vista Outdoor Inc.	7,611	171
*	Under Armour Inc.	7,869	159
	PulteGroup Inc.	6,000	147
*	Cabela’s Inc.	2,238	133
	Leggett & Platt Inc.	2,300	121
*	Pandora Media Inc.	12,646	113
*	Sally Beauty Holdings Inc.	5,500	111
*	Urban Outfitters Inc.	5,711	106
	Penske Automotive
	Group Inc.	2,200	97
	Toll Brothers Inc.	2,401	95
*	Avis Budget Group Inc.	3,466	95
*	Hyatt Hotels Corp.
	Class A	1,644	92
	KAR Auction Services Inc.	2,200	92
*	Michaels Cos. Inc.	4,823	89
*	AMC Networks Inc.
	Class A	1,653	88
*	Michael Kors Holdings Ltd.	2,372	86
*	Bright Horizons Family
	Solutions Inc.	993	77
	Garmin Ltd.	1,500	77
	Dick’s Sporting Goods Inc.	1,800	72

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Wayfair Inc.	868	67
	L Brands Inc.	1,217	66
*	Tempur Sealy
	International Inc.	1,003	54
	H&R Block Inc.	1,700	53
*	Cars.com Inc.	1,570	42
*	Liberty Media Corp-Liberty
	Formula One Class A	1,168	41
*	Liberty Media Corp-Liberty
	Formula One	1,114	41
*	Floor & Decor Holdings
	Inc. Class A	1,039	41
	Clear Channel Outdoor
	Holdings Inc. Class A	7,857	38
	Mattel Inc.	1,682	36
	Carter’s Inc.	400	36
	Lennar Corp. Class B	680	31
*	Altice USA Inc. Class A	789	25
			237,818
Consumer Staples (3.7%)
	Procter & Gamble Co.	183,419	15,985
	Philip Morris
	International Inc.	116,249	13,653
	Coca-Cola Co.	280,264	12,570
	PepsiCo Inc.	93,364	10,783
	Altria Group Inc.	141,180	10,514
	CVS Health Corp.	75,992	6,114
	Colgate-Palmolive Co.	64,670	4,794
	Mondelez
	International Inc.
	Class A	109,437	4,727
	Walgreens Boots
	Alliance Inc.	58,078	4,548
	Reynolds American Inc.	59,091	3,843
	Kraft Heinz Co.	39,259	3,362
	Kimberly-Clark Corp.	22,121	2,856
	Constellation Brands Inc.
	Class A	12,887	2,497
*	Monster Beverage Corp.	49,597	2,464
	General Mills Inc.	31,466	1,743
	Tyson Foods Inc. Class A	27,747	1,738
	Dr Pepper Snapple
	Group Inc.	16,632	1,515
*	Herbalife Ltd.	20,965	1,495
	Archer-Daniels-Midland Co.	35,973	1,489
	Sysco Corp.	28,697	1,444
	Hershey Co.	13,200	1,417
	Kroger Co.	58,600	1,367
	Church & Dwight Co. Inc.	25,710	1,334
	Clorox Co.	10,000	1,332
	McCormick & Co. Inc.	13,147	1,282
	Molson Coors Brewing Co.
	Class B	14,200	1,226
	Ingredion Inc.	9,686	1,155

	JM Smucker Co.	9,651	1,142
	Brown-Forman Corp.
	Class B	23,276	1,131
	Hormel Foods Corp.	30,684	1,047
*	Edgewell Personal Care Co.	11,563	879
*	US Foods Holding Corp.	31,177	849
	Kellogg Co.	11,075	769
*	Blue Buffalo Pet
	Products Inc.	32,717	746
	Whole Foods Market Inc.	16,000	674
	Conagra Brands Inc.	18,122	648
	Bunge Ltd.	7,914	590
*	Hain Celestial Group Inc.	9,125	354
	Energizer Holdings Inc.	6,965	334
	Campbell Soup Co.	5,817	303
*	Post Holdings Inc.	3,715	289
*	Sprouts Farmers
	Market Inc.	12,202	277
	Lamb Weston
	Holdings Inc.	5,600	247
*	Pilgrim’s Pride Corp.	8,962	196
*	TreeHouse Foods Inc.	2,274	186
	Pinnacle Foods Inc.	2,000	119
*	Rite Aid Corp.	35,470	105
	Flowers Foods Inc.	4,800	83
	Casey’s General
	Stores Inc.	200	21
*	AquaBounty
	Technologies Inc.	69	1
			128,237
Energy (2.7%)
	Exxon Mobil Corp.	301,915	24,374
	Chevron Corp.	135,132	14,098
	Schlumberger Ltd.	100,467	6,615
	ConocoPhillips	84,912	3,733
	EOG Resources Inc.	36,156	3,273
	Phillips 66	33,106	2,738
	Halliburton Co.	59,825	2,555
	Kinder Morgan Inc.	126,000	2,414
	Valero Energy Corp.	31,400	2,118
*	Concho Resources Inc.	16,722	2,032
	Pioneer Natural
	Resources Co.	11,839	1,889
	Marathon Petroleum Corp.	34,482	1,804
	Occidental Petroleum Corp.	25,966	1,555
	Anadarko Petroleum Corp.	33,792	1,532
	Baker Hughes Inc.	26,850	1,464
	Williams Cos. Inc.	48,200	1,460
	Apache Corp.	25,638	1,229
	Tesoro Corp.	11,100	1,039
	Devon Energy Corp.	31,554	1,009
	Cimarex Energy Co.	9,876	928
*	Cheniere Energy Inc.	17,788	866
*	Continental Resources Inc.	26,733	864

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Newfield Exploration Co.	29,590	842
	EQT Corp.	13,897	814
	Noble Energy Inc.	28,498	806
	Cabot Oil & Gas Corp.	31,004	778
	Hess Corp.	16,730	734
	National Oilwell Varco Inc.	21,529	709
	ONEOK Inc.	13,184	688
	Marathon Oil Corp.	57,682	684
	World Fuel Services Corp.	17,200	661
*	Energen Corp.	12,516	618
	Patterson-UTI Energy Inc.	28,702	579
	RPC Inc.	28,107	568
	Targa Resources Corp.	9,700	438
	Helmerich & Payne Inc.	7,915	430
	Valvoline Inc.	17,015	404
*	Southwestern Energy Co.	64,577	393
*	Diamondback Energy Inc.	4,123	366
*	Weatherford International
	plc	89,777	347
	HollyFrontier Corp.	12,392	340
	Range Resources Corp.	14,446	335
*	Antero Resources Corp.	13,800	298
*	Chesapeake Energy Corp.	55,315	275
*	Transocean Ltd.	29,464	242
*	Parsley Energy Inc. Class A	8,686	241
*	Gulfport Energy Corp.	15,798	233
*	Rice Energy Inc.	8,571	228
*	CONSOL Energy Inc.	15,185	227
	Murphy Oil Corp.	7,300	187
*	Extraction Oil & Gas Inc.	13,723	185
	PBF Energy Inc. Class A	7,200	160
*	WPX Energy Inc.	16,442	159
	Nabors Industries Ltd.	16,420	134
*	QEP Resources Inc.	12,500	126
*	Dril-Quip Inc.	2,336	114
*	Whiting Petroleum Corp.	20,297	112
*	Laredo Petroleum Inc.	9,691	102
	Noble Corp. plc	26,958	98
*	Rowan Cos. plc Class A	9,359	96
*	Diamond Offshore
	Drilling Inc.	8,749	95
*	Superior Energy
	Services Inc.	8,816	92
*	SunPower Corp. Class A	7,421	69
*	First Solar Inc.	1,722	69
	Ensco plc Class A	9,500	49
*	Centennial Resource
	Development Inc. Class A	2,936	46
*	Kosmos Energy Ltd.	7,046	45
	SM Energy Co.	2,600	43
*	RSP Permian Inc.	575	19
			94,867

Financial Services (10.0%)
*	Berkshire Hathaway Inc.
	Class B	137,635	23,311
	JPMorgan Chase & Co.	250,716	22,915
	Wells Fargo & Co.	315,091	17,459
	Bank of America Corp.	703,836	17,075
	Citigroup Inc.	200,498	13,409
	Visa Inc. Class A	132,019	12,381
	Mastercard Inc. Class A	67,000	8,137
	Goldman Sachs Group Inc.	32,335	7,175
	American International
	Group Inc.	81,900	5,120
*	PayPal Holdings Inc.	95,137	5,106
	American Express Co.	60,159	5,068
	US Bancorp	94,072	4,884
	American Tower Corp.	33,519	4,435
	Chubb Ltd.	27,902	4,056
	Morgan Stanley	88,819	3,958
	Charles Schwab Corp.	89,405	3,841
	Simon Property Group Inc.	23,328	3,774
	Bank of New York Mellon
	Corp.	73,032	3,726
	PNC Financial Services
	Group Inc.	26,840	3,352
	BlackRock Inc.	7,831	3,308
	MetLife Inc.	58,940	3,238
	Aon plc	23,340	3,103
	Prudential Financial Inc.	25,632	2,772
	CME Group Inc.	22,095	2,767
	Capital One Financial
	Corp.	31,892	2,635
*	Fiserv Inc.	21,045	2,575
	Allstate Corp.	28,400	2,512
	Crown Castle
	International Corp.	24,967	2,501
	Equity Residential	34,450	2,268
	Intercontinental
	Exchange Inc.	34,287	2,260
	Equinix Inc.	5,196	2,230
	SunTrust Banks Inc.	38,929	2,208
	Public Storage	10,472	2,184
	Synchrony Financial	71,463	2,131
	State Street Corp.	23,498	2,108
	Marsh & McLennan
	Cos. Inc.	26,797	2,089
	BB&T Corp.	45,019	2,044
	Progressive Corp.	44,997	1,984
	Travelers Cos. Inc.	15,546	1,967
	AvalonBay
	Communities Inc.	10,200	1,960
	S&P Global Inc.	13,331	1,946
	Prologis Inc.	32,400	1,900
	Fidelity National
	Information Services Inc.	21,481	1,834

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Hartford Financial
	Services Group Inc.	34,200	1,798
	Welltower Inc.	23,800	1,781
	First Republic Bank	17,776	1,779
*	SVB Financial Group	9,970	1,753
	Moody’s Corp.	14,200	1,728
	Equifax Inc.	12,488	1,716
*	Markel Corp.	1,747	1,705
*	E*TRADE Financial Corp.	44,329	1,686
*	Arch Capital Group Ltd.	17,986	1,678
	Weyerhaeuser Co.	48,386	1,621
	Loews Corp.	33,975	1,590
	Comerica Inc.	21,600	1,582
	KeyCorp	84,218	1,578
	Global Payments Inc.	17,428	1,574
	Boston Properties Inc.	12,781	1,572
	Zions Bancorporation	35,733	1,569
	Essex Property Trust Inc.	5,973	1,537
*	Alleghany Corp.	2,559	1,522
*	SBA Communications
	Corp. Class A	11,261	1,519
	Discover Financial Services	24,229	1,507
	Aflac Inc.	18,887	1,467
	Vornado Realty Trust	15,600	1,465
	MSCI Inc. Class A	13,634	1,404
*	Howard Hughes Corp.	11,265	1,384
	Torchmark Corp.	18,022	1,379
*	Equity Commonwealth	42,296	1,337
	Digital Realty Trust Inc.	11,800	1,333
	Regions Financial Corp.	90,215	1,321
	Ventas Inc.	18,900	1,313
*	Signature Bank	9,130	1,310
*	CBRE Group Inc. Class A	35,127	1,279
	East West Bancorp Inc.	21,269	1,246
	GGP Inc.	51,800	1,220
	Huntington Bancshares Inc.	89,700	1,213
	Realty Income Corp.	21,500	1,186
	Equity LifeStyle
	Properties Inc.	13,673	1,181
	Unum Group	25,027	1,167
	Total System Services Inc.	19,900	1,159
	WR Berkley Corp.	16,593	1,148
	Annaly Capital
	Management Inc.	95,200	1,147
*	First Data Corp. Class A	62,985	1,146
	Assured Guaranty Ltd.	27,394	1,143
	American Homes 4 Rent
	Class A	50,035	1,129
	Everest Re Group Ltd.	4,400	1,120
	Lincoln National Corp.	16,530	1,117
	Reinsurance Group of
	America Inc. Class A	8,670	1,113
*	Zillow Group Inc.	22,654	1,110

	RenaissanceRe
	Holdings Ltd.	7,918	1,101
	Nasdaq Inc.	15,273	1,092
	Assurant Inc.	10,500	1,089
*	Square Inc.	46,176	1,083
*	Western Alliance Bancorp	21,925	1,079
	CBOE Holdings Inc.	11,800	1,079
	SL Green Realty Corp.	10,059	1,064
	SEI Investments Co.	19,647	1,057
	Lamar Advertising Co.
	Class A	14,200	1,045
	Synovus Financial Corp.	23,542	1,042
	Extra Space Storage Inc.	13,300	1,037
	Fifth Third Bancorp	39,575	1,027
	Commerce Bancshares Inc.	17,337	985
	FactSet Research
	Systems Inc.	5,919	984
	Forest City Realty
	Trust Inc. Class A	40,632	982
	Mid-America Apartment
	Communities Inc.	9,294	979
	Alliance Data Systems Corp.	3,804	976
	Douglas Emmett Inc.	25,134	960
	TD Ameritrade
	Holding Corp.	21,961	944
*	Credit Acceptance Corp.	3,650	939
	White Mountains
	Insurance Group Ltd.	1,066	926
	Federal Realty Investment
	Trust	7,319	925
	Brown & Brown Inc.	21,461	924
	Raymond James
	Financial Inc.	11,434	917
	Kilroy Realty Corp.	12,189	916
	Camden Property Trust	10,700	915
	Associated Banc-Corp	35,827	903
	Franklin Resources Inc.	19,575	877
	Popular Inc.	20,800	868
	Host Hotels & Resorts Inc.	46,699	853
	First Horizon National Corp.	47,340	825
	Empire State Realty
	Trust Inc.	39,457	820
	Apartment Investment
	& Management Co.	18,776	807
	M&T Bank Corp.	4,599	745
	Regency Centers Corp.	11,800	739
	Allied World Assurance
	Co. Holdings AG	13,344	706
	Hanover Insurance
	Group Inc.	7,214	639
	AGNC Investment Corp.	29,900	637
	Morningstar Inc.	8,088	634
	TCF Financial Corp.	39,500	630
	Jones Lang LaSalle Inc.	5,012	627

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	TransUnion	14,335	621
	Northern Trust Corp.	6,372	619
	Affiliated Managers
	Group Inc.	3,684	611
	Dun & Bradstreet Corp.	5,400	584
	Taubman Centers Inc.	9,800	584
*	FleetCor Technologies Inc.	3,947	569
	Principal Financial Group Inc.	8,790	563
	Invesco Ltd.	15,911	560
	Legg Mason Inc.	14,354	548
	Colony NorthStar Inc.
	Class A	37,784	532
	TFS Financial Corp.	34,400	532
	Ally Financial Inc.	24,954	522
	Citizens Financial
	Group Inc.	14,443	515
	First Hawaiian Inc.	16,576	508
	CNA Financial Corp.	8,693	424
	Tanger Factory Outlet
	Centers Inc.	16,300	423
	Thomson Reuters Corp.	9,062	419
	People’s United
	Financial Inc.	23,399	413
*	Vantiv Inc. Class A	6,479	410
	FNF Group	8,932	400
*	Quality Care
	Properties Inc.	19,693	361
	UDR Inc.	8,895	347
	BOK Financial Corp.	4,040	340
	Brixmor Property
	Group Inc.	19,000	340
	T. Rowe Price Group Inc.	4,574	339
*	Santander Consumer
	USA Holdings Inc.	24,845	317
	Iron Mountain Inc.	9,100	313
	XL Group Ltd.	7,093	311
	ProAssurance Corp.	5,000	304
*	Donnelley Financial
	Solutions Inc.	12,058	277
*	Athene Holding Ltd.
	Class A	5,571	276
	Cincinnati Financial Corp.	3,701	268
*	OneMain Holdings Inc.
	Class A	10,868	267
	New York Community
	Bancorp Inc.	19,700	259
	Ameriprise Financial Inc.	1,893	241
	Retail Properties of
	America Inc.	19,700	241
	CoreCivic Inc.	8,500	234
	Lazard Ltd. Class A	5,025	233
	Western Union Co.	12,176	232
	Leucadia National Corp.	8,733	228
	Arthur J Gallagher & Co.	3,870	222

	CIT Group Inc.	4,544	221
	Duke Realty Corp.	7,613	213
	Park Hotels & Resorts Inc.	7,865	212
*	CoreLogic Inc.	4,849	210
	Alexandria Real Estate
	Equities Inc.	1,730	208
	Broadridge Financial
	Solutions Inc.	2,731	206
	DDR Corp.	21,407	194
	Jack Henry & Associates Inc.	1,832	190
*	WEX Inc.	1,787	186
	Uniti Group Inc.	7,000	176
	VEREIT Inc.	20,300	165
	Voya Financial Inc.	4,100	151
	Two Harbors Investment
	Corp.	14,000	139
	American Campus
	Communities Inc.	2,900	137
	WP Carey Inc.	1,800	119
	American Financial
	Group Inc.	1,120	111
	Outfront Media Inc.	4,615	107
	MarketAxess Holdings Inc.	500	101
*	Euronet Worldwide Inc.	1,111	97
	Invitation Homes Inc.	4,396	95
	Hospitality Properties Trust	3,122	91
	Liberty Property Trust	2,100	86
	Starwood Property Trust Inc. 3,500		78
*	SLM Corp.	6,800	78
	Paramount Group Inc.	4,666	75
	Interactive Brokers
	Group Inc.	1,820	68
	HCP Inc.	2,062	66
	Axis Capital Holdings Ltd.	1,000	65
	PacWest Bancorp	1,200	56
	CyrusOne Inc.	1,000	56
	Macerich Co.	827	48
	Omega Healthcare
	Investors Inc.	840	28
	Navient Corp.	1,600	27
	Sun Communities Inc.	300	26
	Highwoods Properties Inc.	500	25
	Senior Housing
	Properties Trust	1,100	23
	CubeSmart	900	22
	EPR Properties	300	22
*	Zillow Group Inc. Class A	385	19
	Cullen/Frost Bankers Inc.	200	19
			349,938
Health Care (6.6%)
	Johnson & Johnson	193,744	25,630
	Pfizer Inc.	428,387	14,390
	Merck & Co. Inc.	192,921	12,364
	UnitedHealth Group Inc.	62,962	11,674

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Amgen Inc.	54,555	9,396
	Medtronic plc	102,810	9,124
	AbbVie Inc.	112,054	8,125
*	Celgene Corp.	56,347	7,318
	Bristol-Myers Squibb Co.	119,260	6,645
	Gilead Sciences Inc.	93,774	6,637
	Allergan plc	23,590	5,735
	Abbott Laboratories	116,788	5,677
	Eli Lilly & Co.	64,800	5,333
	Thermo Fisher
	Scientific Inc.	27,567	4,810
*	Biogen Inc.	16,160	4,385
	Aetna Inc.	22,455	3,409
*	Boston Scientific Corp.	120,686	3,345
	Cigna Corp.	19,741	3,304
	Danaher Corp.	38,551	3,253
*	Express Scripts
	Holding Co.	49,511	3,161
	Stryker Corp.	22,549	3,129
	Anthem Inc.	16,396	3,085
*	Regeneron
	Pharmaceuticals Inc.	5,475	2,689
	Humana Inc.	10,600	2,551
*	HCA Healthcare Inc.	28,559	2,490
	Zoetis Inc.	39,180	2,444
*	Intuitive Surgical Inc.	2,430	2,273
	CR Bard Inc.	6,965	2,202
*	Vertex
	Pharmaceuticals Inc.	17,067	2,199
*	Cerner Corp.	32,837	2,183
	Becton Dickinson and Co.	10,976	2,142
	Baxter International Inc.	35,100	2,125
	McKesson Corp.	12,736	2,096
*	Alexion
	Pharmaceuticals Inc.	15,738	1,915
*	Quintiles IMS
	Holdings Inc.	20,635	1,847
	Zimmer Biomet
	Holdings Inc.	13,970	1,794
*	Laboratory Corp.
	of America Holdings	11,599	1,788
	Agilent Technologies Inc.	29,707	1,762
	Cooper Cos. Inc.	7,263	1,739
*	Edwards Lifesciences Corp.	13,931	1,647
*	Illumina Inc.	9,370	1,626
*	Mylan NV	38,876	1,509
*	Incyte Corp.	11,341	1,428
	AmerisourceBergen
	Corp. Class A	14,706	1,390
*	DaVita Inc.	19,871	1,287
	Universal Health
	Services Inc. Class B	10,447	1,275
	Dentsply Sirona Inc.	19,508	1,265
*	QIAGEN NV	37,111	1,244

	Cardinal Health Inc.	14,884	1,160
	PerkinElmer Inc.	17,000	1,158
*	BioMarin
	Pharmaceutical Inc.	12,313	1,118
*	Varian Medical Systems Inc.	10,197	1,052
	Hill-Rom Holdings Inc.	12,322	981
	Quest Diagnostics Inc.	8,019	891
*	IDEXX Laboratories Inc.	4,933	796
	Bio-Techne Corp.	6,600	776
*	Premier Inc. Class A	21,043	758
	Perrigo Co. plc	9,600	725
*	Alkermes plc	11,823	685
*	Hologic Inc.	14,947	678
*	Centene Corp.	8,487	678
*	Bioverativ Inc.	11,244	677
*	Henry Schein Inc.	3,512	643
*	Charles River Laboratories
	International Inc.	6,213	628
	Patterson Cos. Inc.	12,600	592
*	Envision Healthcare Corp.	8,997	564
*	Ionis Pharmaceuticals Inc.	10,335	526
*	athenahealth Inc.	3,325	467
*	United Therapeutics Corp.	3,362	436
*	Align Technology Inc.	2,875	432
*	Tenet Healthcare Corp.	21,120	409
*	DexCom Inc.	5,371	393
*	Patheon NV	10,982	383
*	Akorn Inc.	10,281	345
	ResMed Inc.	4,300	335
*	Varex Imaging Corp.	9,097	308
*	Bio-Rad Laboratories Inc.
	Class A	1,301	294
*	Alnylam
	Pharmaceuticals Inc.	3,684	294
*	Seattle Genetics Inc.	5,453	282
*	ABIOMED Inc.	1,942	278
*	Veeva Systems Inc.
	Class A	4,529	278
*	VCA Inc.	2,829	261
*	Endo International plc	21,726	243
*	Alere Inc.	4,507	226
	Teleflex Inc.	1,038	216
*	WellCare Health Plans Inc.	1,175	211
*	Allscripts Healthcare
	Solutions Inc.	16,086	205
*	Neurocrine Biosciences Inc.	4,303	198
*	Agios Pharmaceuticals Inc.	2,666	137
*	Intrexon Corp.	5,623	135
*	Mallinckrodt plc	2,945	132
*	MEDNAX Inc.	2,099	127
*	ACADIA
	Pharmaceuticals Inc.	4,358	122
*	VWR Corp.	3,624	120

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	West Pharmaceutical
	Services Inc.	1,241	117
*	Juno Therapeutics Inc.	3,714	111
*	LifePoint Health Inc.	1,250	84
*	Acadia Healthcare Co. Inc.	1,583	78
*	Exelixis Inc.	2,720	67
*	TESARO Inc.	460	64
*	OPKO Health Inc.	8,813	58
*	Intercept
	Pharmaceuticals Inc.	448	54
*	Brookdale Senior Living Inc.	3,453	51
	Bruker Corp.	1,500	43
			231,919
Materials & Processing (1.7%)
	EI du Pont de Nemours
	& Co.	57,765	4,662
	Dow Chemical Co.	73,706	4,649
	Monsanto Co.	27,906	3,303
	Ecolab Inc.	17,900	2,376
	Sherwin-Williams Co.	6,460	2,267
	Praxair Inc.	15,187	2,013
*	Freeport-McMoRan Inc.	160,424	1,927
	Ingersoll-Rand plc	20,400	1,864
	Vulcan Materials Co.	14,444	1,830
	LyondellBasell Industries
	NV Class A	20,738	1,750
	PPG Industries Inc.	15,400	1,693
	Air Products &
	Chemicals Inc.	11,600	1,659
	Newmont Mining Corp.	50,966	1,651
	Celanese Corp. Class A	15,540	1,475
	Martin Marietta
	Materials Inc.	6,586	1,466
*	Crown Holdings Inc.	24,366	1,454
	Ball Corp.	30,836	1,302
	International Paper Co.	22,043	1,248
	Lennox International Inc.	6,600	1,212
	Eagle Materials Inc.	11,900	1,100
	Albemarle Corp.	10,400	1,098
*	Owens-Illinois Inc.	44,213	1,058
	Southern Copper Corp.	30,200	1,046
	Sealed Air Corp.	20,800	931
	Owens Corning	13,800	923
	Hexcel Corp.	16,000	845
	NewMarket Corp.	1,720	792
	Valmont Industries Inc.	5,211	780
*	Berry Global Group Inc.	13,643	778
	WestRock Co.	12,660	717
	WR Grace & Co.	9,792	705
	Nucor Corp.	12,143	703
	FMC Corp.	8,798	643
	Silgan Holdings Inc.	19,884	632
	Reliance Steel &
	Aluminum Co.	7,600	553

*	Armstrong World
	Industries Inc.	11,337	522
	Westlake Chemical Corp.	7,800	516
	Scotts Miracle-Gro Co.	5,042	451
*	USG Corp.	15,506	450
	CF Industries Holdings Inc.	16,059	449
	Mosaic Co.	19,630	448
	Eastman Chemical Co.	5,219	438
	Fastenal Co.	9,723	423
*	Axalta Coating
	Systems Ltd.	12,836	411
	Ashland Global
	Holdings Inc.	6,198	409
*	Alcoa Corp.	10,465	342
*	AdvanSix Inc.	9,636	301
	Masco Corp.	7,489	286
	Packaging Corp.
	of America	2,552	284
	International Flavors
	& Fragrances Inc.	1,782	241
	Versum Materials Inc.	6,923	225
	Royal Gold Inc.	2,800	219
	Steel Dynamics Inc.	5,473	196
	United States Steel Corp.	8,000	177
	RPM International Inc.	2,300	125
*	Platform Specialty
	Products Corp.	8,092	103
	Acuity Brands Inc.	300	61
*	Univar Inc.	1,729	50
	Sonoco Products Co.	900	46
	AptarGroup Inc.	300	26
	Bemis Co. Inc.	500	23
			60,327
Producer Durables (5.3%)
	General Electric Co.	623,421	16,839
	Boeing Co.	41,320	8,171
	3M Co.	38,687	8,054
	United Technologies Corp.	57,076	6,970
	Honeywell International Inc.	49,234	6,562
	Union Pacific Corp.	56,950	6,202
	Accenture plc Class A	40,131	4,963
	Lockheed Martin Corp.	17,092	4,745
	FedEx Corp.	21,336	4,637
	United Parcel Service Inc.
	Class B	41,481	4,587
	Caterpillar Inc.	34,956	3,756
	Southwest Airlines Co.	53,617	3,332
	Delta Air Lines Inc.	59,300	3,187
	CSX Corp.	58,118	3,171
	Automatic Data
	Processing Inc.	28,434	2,913
*	United Continental
	Holdings Inc.	36,685	2,761
	Raytheon Co.	15,635	2,525

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	General Dynamics Corp.	12,414	2,459
	Johnson Controls
	International plc	54,492	2,363
	Deere & Co.	19,080	2,358
	Emerson Electric Co.	38,090	2,271
	Norfolk Southern Corp.	18,100	2,203
	Northrop Grumman Corp.	8,446	2,168
	Eaton Corp. plc	27,745	2,159
	Roper Technologies Inc.	8,710	2,017
*	Verisk Analytics Inc.
	Class A	22,953	1,937
*	Mettler-Toledo
	International Inc.	3,120	1,836
	Illinois Tool Works Inc.	12,775	1,830
	Rockwell Collins Inc.	16,476	1,731
	TransDigm Group Inc.	6,263	1,684
	Cummins Inc.	9,721	1,577
*	Waters Corp.	8,527	1,568
	Cintas Corp.	11,770	1,483
	Waste Management Inc.	20,151	1,478
	Textron Inc.	31,211	1,470
	Xylem Inc.	25,639	1,421
	Toro Co.	20,236	1,402
	AMETEK Inc.	22,900	1,387
	Huntington Ingalls
	Industries Inc.	7,269	1,353
	Nordson Corp.	11,050	1,341
	American Airlines
	Group Inc.	26,130	1,315
	AO Smith Corp.	23,300	1,312
*	Quanta Services Inc.	39,719	1,308
	Fortive Corp.	20,625	1,307
	Wabtec Corp.	13,965	1,278
	IDEX Corp.	11,229	1,269
	BWX Technologies Inc.	25,219	1,229
	Oshkosh Corp.	17,147	1,181
	Expeditors International
	of Washington Inc.	20,666	1,167
	Spirit AeroSystems
	Holdings Inc. Class A	19,828	1,149
	Allegion plc	13,833	1,122
*	United Rentals Inc.	9,907	1,117
	Landstar System Inc.	12,535	1,073
*	Copart Inc.	33,442	1,063
	Jacobs Engineering
	Group Inc.	19,495	1,060
	PACCAR Inc.	16,028	1,058
	Republic Services Inc.
	Class A	16,510	1,052
	JB Hunt Transport
	Services Inc.	11,510	1,052
	CH Robinson
	Worldwide Inc.	15,011	1,031
*	Welbilt Inc.	54,212	1,022

	AGCO Corp.	15,037	1,013
*	AECOM	30,751	994
	Orbital ATK Inc.	10,086	992
	Stanley Black & Decker Inc.	6,710	944
	Lincoln Electric
	Holdings Inc.	10,223	941
	Carlisle Cos. Inc.	9,000	859
	FLIR Systems Inc.	24,300	842
	Air Lease Corp. Class A	21,300	796
*	HD Supply Holdings Inc.	25,877	793
	ITT Inc.	19,369	778
	Paychex Inc.	13,484	768
	Fluor Corp.	16,458	753
	WW Grainger Inc.	3,982	719
	Robert Half
	International Inc.	14,500	695
*	Stericycle Inc.	8,901	679
	Pentair plc	10,087	671
	Flowserve Corp.	14,313	665
	Arconic Inc.	28,166	638
	ManpowerGroup Inc.	5,650	631
	Donaldson Co. Inc.	13,286	605
	National Instruments Corp.	14,511	584
*	Clean Harbors Inc.	10,420	582
	L3 Technologies Inc.	3,289	549
	KBR Inc.	35,982	548
	Trinity Industries Inc.	19,100	535
	Parker-Hannifin Corp.	3,302	528
*	Kirby Corp.	7,383	494
*	Trimble Inc.	13,591	485
	Copa Holdings SA Class A	4,039	473
	Rockwell Automation Inc.	2,903	470
*	Keysight Technologies Inc.	11,935	465
	MSC Industrial Direct
	Co. Inc. Class A	5,300	456
*	WESCO International Inc.	7,750	444
*	Middleby Corp.	3,433	417
*	Zebra Technologies Corp.	3,779	380
	Alaska Air Group Inc.	4,200	377
*	Conduent Inc.	22,971	366
*	Spirit Airlines Inc.	6,950	359
*	JetBlue Airways Corp.	15,274	349
	Kansas City Southern	3,200	335
*	Colfax Corp.	8,390	330
	Xerox Corp.	9,664	278
*	CoStar Group Inc.	1,051	277
	Dover Corp.	3,363	270
	Old Dominion Freight
	Line Inc.	2,437	232
	Regal Beloit Corp.	2,800	228
	Snap-on Inc.	1,297	205
	Covanta Holding Corp.	14,400	190
	Macquarie Infrastructure
	Corp.	2,200	172

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Chicago Bridge & Iron
	Co. NV	8,058	159
	Avery Dennison Corp.	1,500	133
*	Herc Holdings Inc.	3,050	120
	Hubbell Inc. Class B	1,000	113
	Terex Corp.	2,800	105
	Ryder System Inc.	1,400	101
	Genpact Ltd.	3,249	90
*	XPO Logistics Inc.	1,349	87
*	Sensata Technologies
	Holding NV	1,982	85
*	Genesee & Wyoming
	Inc. Class A	1,048	72
	Graco Inc.	404	44
*	Teledyne Technologies Inc.	201	26
*	Gardner Denver
	Holdings Inc.	1,029	22
			186,347
Technology (8.7%)
	Apple Inc.	387,696	55,836
	Microsoft Corp.	528,675	36,442
*	Facebook Inc. Class A	157,431	23,769
*	Alphabet Inc. Class A	21,812	20,278
*	Alphabet Inc. Class C	20,408	18,545
	Intel Corp.	333,500	11,252
	Cisco Systems Inc.	347,681	10,882
	Oracle Corp.	215,590	10,810
	International Business
	Machines Corp.	61,403	9,446
	NVIDIA Corp.	45,600	6,592
	Broadcom Ltd.	24,799	5,779
*	Adobe Systems Inc.	38,710	5,475
	QUALCOMM Inc.	98,475	5,438
	Texas Instruments Inc.	66,240	5,096
*	salesforce.com Inc.	49,978	4,328
	Applied Materials Inc.	90,580	3,742
	Activision Blizzard Inc.	47,560	2,738
	Cognizant Technology
	Solutions Corp. Class A	39,715	2,637
	Intuit Inc.	19,124	2,540
*	Electronic Arts Inc.	21,448	2,267
*	Autodesk Inc.	22,448	2,263
	Corning Inc.	71,577	2,151
*	Micron Technology Inc.	71,670	2,140
	Hewlett Packard
	Enterprise Co.	124,273	2,062
	Lam Research Corp.	14,500	2,051
	DXC Technology Co.	26,275	2,016
	Amphenol Corp. Class A	26,942	1,989
	HP Inc.	113,473	1,983
	Analog Devices Inc.	25,108	1,953
	Western Digital Corp.	19,616	1,738
	Motorola Solutions Inc.	18,528	1,607

*	Cadence Design
	Systems Inc.	47,833	1,602
*	NCR Corp.	38,878	1,588
*	Synopsys Inc.	21,428	1,563
	Skyworks Solutions Inc.	15,100	1,449
	Xilinx Inc.	21,429	1,378
	Symantec Corp.	46,939	1,326
*	IAC/InterActiveCorp	12,491	1,290
*	Citrix Systems Inc.	16,064	1,278
*	VeriSign Inc.	12,937	1,203
	Teradyne Inc.	39,300	1,180
	CDK Global Inc.	18,758	1,164
	Juniper Networks Inc.	40,200	1,121
*	CommScope Holding
	Co. Inc.	26,191	996
*	ServiceNow Inc.	8,912	945
	Amdocs Ltd.	14,500	935
	Dolby Laboratories
	Inc. Class A	18,600	911
*	Twitter Inc.	47,147	843
*	GoDaddy Inc. Class A	19,478	826
	DST Systems Inc.	13,260	818
*	Red Hat Inc.	8,345	799
	Avnet Inc.	19,000	739
*	Dell Technologies Inc.
	Class V	12,080	738
	Brocade Communications
	Systems Inc.	55,900	705
	KLA-Tencor Corp.	7,417	679
*	Black Knight Financial
	Services Inc. Class A	16,093	659
*	Qorvo Inc.	9,809	621
	Harris Corp.	5,481	598
	Sabre Corp.	27,200	592
*	Akamai Technologies Inc.	11,367	566
*	Match Group Inc.	31,902	554
*	Workday Inc. Class A	5,563	540
	Leidos Holdings Inc.	10,350	535
*	ARRIS International plc	19,050	534
	NetApp Inc.	13,071	523
*	ON Semiconductor Corp.	35,122	493
	CSRA Inc.	15,000	476
	Microchip Technology Inc.	6,070	468
*	Teradata Corp.	15,662	462
	Maxim Integrated
	Products Inc.	10,029	450
*	Gartner Inc.	3,604	445
*	EchoStar Corp. Class A	6,859	416
*	F5 Networks Inc.	3,097	393
*	VMware Inc. Class A	4,475	391
*	ANSYS Inc.	3,124	380
*	Arrow Electronics Inc.	4,277	335
*	Tyler Technologies Inc.	1,801	316
	CA Inc.	8,807	304

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Arista Networks Inc.	1,759	263
*	Splunk Inc.	4,458	254
*	Atlassian Corp. plc Class A	6,712	236
*	PTC Inc.	4,275	236
	CDW Corp.	3,757	235
	Marvell Technology
	Group Ltd.	11,400	188
*	Fortinet Inc.	5,022	188
*	IPG Photonics Corp.	1,266	184
*	Nutanix Inc.	9,012	182
*	Ultimate Software
	Group Inc.	831	175
*	CommerceHub Inc.	9,264	162
*	Palo Alto Networks Inc.	1,187	159
*	Cree Inc.	5,803	143
*	Twilio Inc. Class A	4,885	142
*	Tableau Software Inc.
	Class A	2,295	141
*	Zynga Inc. Class A	35,728	130
*	Groupon Inc. Class A	33,670	129
*	CommerceHub Inc.
	Class A	7,340	128
	SS&C Technologies
	Holdings Inc.	2,400	92
	Cognex Corp.	940	80
*	Guidewire Software Inc.	1,109	76
*	Coherent Inc.	323	73
*	IHS Markit Ltd.	1,616	71
*	FireEye Inc.	4,505	69
*	Microsemi Corp.	1,462	68
*	Manhattan Associates Inc.	1,409	68
*	NXP Semiconductors NV	603	66
*	Cavium Inc.	1,029	64
*	Advanced Micro
	Devices Inc.	5,105	64
*	Yelp Inc. Class A	1,967	59
*	Take-Two Interactive
	Software Inc.	779	57
*	Inovalon Holdings Inc.
	Class A	4,102	54
*	VeriFone Systems Inc.	2,530	46
*	Nuance
	Communications Inc.	2,553	44
			307,298
Utilities (2.5%)
	AT&T Inc.	427,977	16,148
	Verizon
	Communications Inc.	278,174	12,423
	NextEra Energy Inc.	35,342	4,952
	Duke Energy Corp.	56,930	4,759
	Dominion Energy Inc.	53,508	4,100
	Southern Co.	77,548	3,713
	American Electric
	Power Co. Inc.	39,900	2,772

	PG&E Corp.	40,335	2,677
	Exelon Corp.	65,800	2,373
	Sempra Energy	19,829	2,236
	Consolidated Edison Inc.	26,300	2,126
*	Level 3 Communications
	Inc.	35,243	2,090
*	T-Mobile US Inc.	33,727	2,045
	WEC Energy Group Inc.	27,832	1,708
	Public Service Enterprise
	Group Inc.	37,900	1,630
	PPL Corp.	40,300	1,558
	American Water
	Works Co. Inc.	19,228	1,499
	Edison International	18,117	1,417
	Xcel Energy Inc.	26,304	1,207
	UGI Corp.	24,078	1,166
	FirstEnergy Corp.	38,600	1,126
	NiSource Inc.	44,300	1,123
*	Sprint Corp.	129,186	1,061
	Aqua America Inc.	29,478	982
	Alliant Energy Corp.	24,226	973
	CMS Energy Corp.	20,227	935
*	United States
	Cellular Corp.	24,041	921
	OGE Energy Corp.	25,486	887
	NRG Energy Inc.	40,924	705
	Telephone & Data
	Systems Inc.	24,630	683
	Westar Energy Inc.
	Class A	11,300	599
	AES Corp.	53,469	594
	Eversource Energy	9,387	570
	Entergy Corp.	6,883	528
	DTE Energy Co.	4,967	525
	Ameren Corp.	9,237	505
	CenterPoint Energy Inc.	17,200	471
*	Zayo Group Holdings Inc.	14,230	440
	National Fuel Gas Co.	5,771	322
	MDU Resources
	Group Inc.	9,950	261
*	Calpine Corp.	17,546	237
	SCANA Corp.	3,300	221
	CenturyLink Inc.	8,778	210
	Pinnacle West
	Capital Corp.	2,458	209
	Avangrid Inc.	4,545	201
	Atmos Energy Corp.	2,345	194
*	Vistra Energy Corp.	4,674	78
	Great Plains Energy Inc.	2,400	70
	Fortis Inc.	1	—
			88,230
Total Common Stocks
(Cost $991,960)			1,684,981

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.1%)
Alabama (0.3%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	549
Alabama Incentives Financing Authority
Special Obligation Revenue	5.000%	9/1/32	380	425
1 Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	509
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/24	1,175	1,401
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	1,000	1,079
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	2,500	2,743
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	540
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	382
Tuscaloosa AL City Board of Education
School Tax Warrants Revenue	5.000%	8/1/27	500	607
Tuscaloosa AL City Board of Education
School Tax Warrants Revenue	5.000%	8/1/28	850	1,023
University of South Alabama University
Facilities Revenue	5.000%	11/1/23 (4)	565	671
				9,929
Alaska (0.1%)
Alaska Housing Finance Corp. General
Housing Revenue	5.000%	12/1/29	500	564
Alaska Municipal Bond Bank Authority
Revenue	5.000%	9/1/21	1,650	1,879
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,527
				3,970
Arizona (1.6%)
Arizona Board of Regents Arizona State
University System COP	5.000%	7/1/22 (14)	1,500	1,503
Arizona Board of Regents Arizona State
University System Revenue	5.875%	7/1/18 (Prere.)	100	105
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	794
Arizona COP	5.000%	10/1/18 (4)	500	525
Arizona Health Facilities Authority
Revenue (Banner Health)	5.000%	1/1/18 (Prere.)	500	510
1 Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	526
Arizona School Facilities Board COP	5.000%	9/1/19	1,000	1,079
Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,546
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,564
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	1,955	2,337
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,000	2,433
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	500	500

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	556
Arizona Transportation Board Highway
Revenue	5.000%	7/1/22	2,005	2,346
Arizona Transportation Board Highway
Revenue	5.000%	7/1/22 (Prere.)	500	588
Arizona Transportation Board Highway
Revenue	5.000%	7/1/32	1,000	1,198
Chandler AZ GO	5.000%	7/1/23	1,000	1,197
Gilbert AZ GO	5.000%	7/1/20	2,480	2,759
Glendale AZ Industrial Development
Authority Revenue (Midwestern University)	5.000%	5/15/30	335	363
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,143
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/28	1,000	1,235
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	952
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,508
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	333
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,145	1,340
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	1,000	1,148
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/22	2,190	2,560
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/21	525	601
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/22	1,200	1,407
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/23	2,000	2,391
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/26	2,500	2,993
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/35	1,900	2,237
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	556
Pima County AZ Sewer Revenue	5.000%	7/1/20	1,000	1,112
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,000	1,211
Regional Public Transportation Authority
Arizona Excise Tax Revenue (Maricopa
County Public Transportation)	5.250%	7/1/24	1,000	1,227
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	793
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	574
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,324
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,822
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,011
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	608

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	538
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	574
				56,627
Arkansas (0.2%)
Pulaski County AR Hospital Revenue
(Arkansas Children’s Hospital)	5.000%	3/1/29	1,000	1,191
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	295	297
Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,293
Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,219
University of Arkansas Revenue	5.000%	11/1/21	750	865
University of Arkansas Revenue	5.000%	11/1/24	750	911
University of Arkansas Revenue	5.000%	11/1/30	725	861
				6,637
California (7.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	567
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	864
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30 (4)	1,000	1,197
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/17 (Prere.)	200	202
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	435
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	940
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	554
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	575
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,155
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	750	751
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	650	656
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.510%	4/1/20	1,000	1,001
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,514
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.610%	4/1/21	1,000	1,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,000	1,017
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.810%	5/1/23	1,000	1,006
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,052

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	1,000	643
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	171
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	517
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	637
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	4,500	4,989
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	480	498
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	20	21
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	406
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	114
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	540
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	540
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	341
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	201
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	593
California GO	6.000%	4/1/18	500	519
California GO	5.000%	9/1/18	1,905	1,995
California GO	5.000%	11/1/18 (14)	500	507
California GO	5.000%	8/1/19	1,500	1,621
California GO	5.000%	2/1/20	500	549
California GO	5.000%	10/1/20	2,000	2,241
California GO	5.000%	9/1/21	500	575
California GO	5.000%	8/1/22	1,000	1,174
California GO	5.000%	9/1/22	1,805	2,124
California GO	5.000%	12/1/22	1,635	1,934
California GO	5.000%	11/1/23	1,155	1,389
California GO	5.000%	9/1/25	1,560	1,924
California GO	5.000%	3/1/26	630	767
California GO	5.500%	3/1/26	500	515
California GO	3.500%	8/1/27	1,515	1,665
California GO	5.000%	2/1/28	690	805
California GO	4.500%	8/1/28 (2)	15	15
California GO	5.750%	4/1/29	500	541
California GO	5.000%	9/1/29	495	518
California GO	5.000%	9/1/29	455	550
California GO	5.000%	10/1/29	3,500	3,605
California GO	5.000%	11/1/29	1,700	2,003
California GO	5.250%	3/1/30	500	552
California GO	5.000%	9/1/30	1,000	1,139
California GO	5.250%	9/1/30	500	574
California GO	4.000%	8/1/31	1,675	1,816
California GO	5.000%	2/1/32	500	566
California GO	5.000%	10/1/32	1,875	2,207
California GO	4.000%	8/1/33	1,520	1,628

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California GO	5.000%	8/1/33	2,865	3,388
California GO	4.000%	9/1/33	2,000	2,143
California GO	4.000%	9/1/35	1,000	1,064
California GO	4.000%	9/1/35	1,815	1,931
California GO PUT	4.000%	12/1/17	2,400	2,406
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,050	1,232
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	503
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,153
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	1,500	1,877
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	1,000	1,048
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	500	587
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/20	325	363
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	1,090	1,233
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	965	1,074
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	565
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	114
3 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	1,000	1,181
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	647
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,150
California Municipal Finance Authority
Revenue (University of La Verne)	6.125%	6/1/20 (Prere.)	500	572
California Pollution Control Financing
Authority Water Furnishing Revenue
(San Diego County Water Authority
Desalination Project Pipeline)	5.000%	7/1/37	1,000	1,002
California Public Works Board Lease
Revenue (Davidson Library)	5.000%	3/1/23 (Prere.)	20	24
California Public Works Board Lease
Revenue (Department of Corrections)	5.000%	6/1/22	1,000	1,169
California Public Works Board Lease
Revenue (Department of Corrections)	5.000%	6/1/27	1,000	1,153
California Public Works Board Lease
Revenue (Judicial Council Projects)	5.000%	10/1/26	1,000	1,193
California Public Works Board Lease
Revenue (Judicial Council Projects)	5.000%	3/1/28	300	346
California Public Works Board Lease
Revenue (Judicial Council Projects)	5.125%	12/1/29	250	286

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	205
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	75
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	128
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	41
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	1,000	1,072
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	1,000	1,113
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	29
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	1,840	1,986
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,152
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	396
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	300	323
California State University Systemwide
Revenue	5.750%	5/1/19 (Prere.)	500	543
California State University Systemwide
Revenue	5.000%	11/1/19	1,000	1,091
California State University Systemwide
Revenue	5.000%	11/1/30	1,000	1,151
California State University Systemwide
Revenue	5.000%	11/1/32	1,000	1,189
California State University Systemwide
Revenue	5.000%	11/1/32	2,815	3,401
California State University Systemwide
Revenue	5.000%	11/1/34	2,000	2,317
California State University Systemwide
Revenue	5.000%	11/1/35	2,000	2,382
California State University Systemwide
Revenue PUT	3.000%	11/1/19	1,000	1,032
California Statewide Communities
Development Authority Revenue
(Buck Institute for Age Research)	4.000%	11/15/17	275	278
California Statewide Communities
Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/28	400	452
Chabot-Las Positas CA Community
College District GO	5.000%	8/1/31	1,000	1,163
Chaffey CA Community College District GO	5.000%	6/1/23	840	1,006
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	923
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,132
Citrus CA Community College District GO	0.000%	8/1/34	1,000	840
Contra Costa CA Community College
District GO	5.000%	8/1/31	1,000	1,163

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Contra Costa CA Municipal Water
District Revenue	5.000%	10/1/33	1,000	1,173
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/26	485	606
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/27	600	757
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/22	970	1,121
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/29	1,000	1,246
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/29	1,390	1,191
Gavilan CA Joint Community College
District GO	5.000%	8/1/28	1,000	1,204
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	500	592
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	2,060	1,547
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,500	1,728
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,725
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,000	1,150
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	387
Long Beach CA Finance Authority Natural
Gas Purchase Revenue	5.250%	11/15/19	75	81
Long Beach CA Finance Authority Natural
Gas Purchase Revenue	5.250%	11/15/23	330	379
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,109
Los Angeles CA Community College
District GO	5.000%	8/1/18 (Prere.)	500	522
Los Angeles CA Community College
District GO	5.000%	8/1/22	1,000	1,181
Los Angeles CA Community College
District GO	4.000%	8/1/32	1,000	1,077
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	554
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	500	539
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	1,375	1,649
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	1,000	1,170
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/37	1,000	1,180
Los Angeles CA Unified School District GO	4.750%	7/1/17 (Prere.)	1,475	1,475
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	1,825
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	650	650
Los Angeles CA Unified School District GO	5.000%	7/1/19	1,000	1,079
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,894
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,535
Los Angeles CA Unified School District GO	5.000%	7/1/22	1,000	1,177

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/23	2,000	2,404
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,500
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	538
Los Angeles CA Unified School District GO	5.000%	7/1/26	1,000	1,253
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	745
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	538
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	538
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,500	1,508
Los Angeles CA Wastewater System Revenue	5.000%	6/1/19 (Prere.)	500	537
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,096
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	604
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	1,970	2,405
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,935	2,313
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/26	500	575
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood
Redevelopment Project)	5.000%	7/1/20	1,500	1,662
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	605
2 Metropolitan Water District of Southern
California Revenue PUT	1.290%	3/27/18	1,585	1,585
Milpitas CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,305
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	421
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	578
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,856
Orange County CA Development Agency
Tax Allocation Revenue (Santa Ana
Heights Project)	5.000%	3/1/21	1,170	1,313
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	900
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	796
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	401
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,235
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,141
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,415	1,658
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,194
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,385
Roseville CA Natural Gas Financing
Authority Gas Revenue	5.000%	2/15/23	140	156
Roseville CA Natural Gas Financing
Authority Gas Revenue	5.000%	2/15/25	245	280
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	750	881

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	1,815	1,125
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	195	204
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/19	1,605	1,739
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	305	319
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	185	207
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/23	315	349
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	521
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	536
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	696
San Bernardino CA Community College
District GO	0.000%	8/1/22 (4)	1,000	910
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	570
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	500	575
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,189
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	500	537
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	500	563
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	1,095	1,338
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	1,500	1,817
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/31	1,000	1,198
San Diego CA Unified School District GO	0.000%	7/1/27	500	380
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,376
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	648
San Diego CA Unified School District GO	0.000%	7/1/28	500	362
San Diego CA Unified School District GO	0.000%	7/1/29	500	345
San Diego CA Unified School District GO	0.000%	7/1/30	100	66
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30 (4)	500	548
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	637
San Diego County CA Water Authority
Revenue	5.000%	5/1/28	1,000	1,205
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,520	1,828
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	388
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	557
3 San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,959
3 San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,057

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	95	109
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	538
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	261
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	405	452
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.500%	11/1/20 (Prere.)	500	572
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/30	1,280	1,413
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	1,690	2,035
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,178
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/34	1,245	1,422
San Francisco CA City & County Unified
School District GO	4.000%	6/15/32	965	1,024
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/27	1,000	1,258
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,013
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	739
San Ramon CA Public Financing Authority
Tax Allocation Revenue	0.000%	2/1/33 (2)	1,475	800
Santa Monica CA Community College
District GO	4.000%	8/1/21	1,500	1,667
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,266
Southern California Public Power Authority
Revenue (Milford Wind Corridor
Phase I Project)	5.000%	7/1/26	1,000	1,094
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,194
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,211
Turlock CA Public Financing Authority
Water Revenue	4.750%	5/1/18 (Prere.)	2,000	2,065
Union CA Elementary School District GO	0.000%	9/1/28 (14)	1,080	782
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30	1,590	1,862
University of California Revenue	5.250%	5/15/19 (Prere.)	1,985	2,141
University of California Revenue	5.000%	5/15/23	1,000	1,139
University of California Revenue	5.000%	5/15/28	1,000	1,209
University of California Revenue	5.000%	5/15/28	1,000	1,187
University of California Revenue	4.000%	5/15/33	1,000	1,074
University of California Revenue PUT	5.000%	5/15/23	3,625	4,331
West Contra Costa CA Unified School
District GO	0.000%	8/1/32 (4)	1,155	679
				249,575

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Colorado (0.8%)
Adams & Weld County CO School District
No. 27J GO	5.000%	12/1/34	1,435	1,669
Adams County CO COP	5.000%	12/1/31	650	757
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	355
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	574
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/25	1,000	1,164
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/30	500	547
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	1,430	1,231
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt
Obligated Group) PUT	5.000%	11/15/23	2,500	2,944
Colorado Health Facilities Authority
Revenue (Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,639
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	547
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	1,500	1,627
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	589
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	559
Denver CO City & County Airport Revenue	5.000%	11/15/24	1,000	1,199
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	480
Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,349
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,563
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	861
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,089
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,077
Regional Transportation District of
Colorado COP	5.000%	6/1/24	1,010	1,112
Regional Transportation District of
Colorado COP	5.000%	6/1/25	1,000	1,097
University of Colorado Enterprise
System Revenue	5.000%	6/1/29	500	577
University of Colorado Enterprise
System Revenue	4.000%	6/1/32	1,590	1,746
				28,352
Connecticut (0.3%)
Connecticut GO	5.000%	4/15/21	500	557
Connecticut GO	5.000%	11/15/22	1,935	2,218
Connecticut GO	5.000%	4/15/24	500	567
Connecticut GO	5.000%	9/1/26	1,000	1,144
Connecticut GO	5.000%	4/15/28	500	564
Connecticut GO	5.000%	3/1/32	2,950	3,242
Connecticut GO	5.000%	10/15/32	705	791

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	556
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,169
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	525
University of Connecticut GO	5.000%	2/15/27	635	742
				12,075
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	638
Delaware GO	5.000%	7/1/20	600	668
Delaware GO	5.000%	10/1/20	700	785
Delaware GO	5.000%	7/1/22	1,250	1,469
				3,560
District of Columbia (0.2%)
District of Columbia GO	5.000%	12/1/17 (Prere.)	500	509
District of Columbia GO	5.000%	6/1/35	1,290	1,533
District of Columbia Hospital Revenue
(Children’s Hospital Obligated Group)	5.000%	7/15/35	1,000	1,145
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	755
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	548
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	551
District of Columbia Revenue (National
Public Radio, Inc.)	5.000%	4/1/27	1,000	1,190
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	558
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	508
				7,297
Florida (2.0%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,164
Broward County FL Airport System Revenue	5.000%	10/1/28	400	455
Broward County FL Airport System Revenue	5.375%	10/1/29	500	544
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,175
Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,064
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,000	1,091
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/20	450	496
Florida Board of Education Lottery Revenue	5.000%	7/1/18	1,540	1,602
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,703
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	237
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	1,110	1,232
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,450
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	857

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,000	1,142
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	542
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,459
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	716
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	1,675	1,819
Florida Department of Transportation GO	5.000%	7/1/19	545	588
Florida Department of Transportation GO	5.000%	7/1/19	1,790	1,929
Florida Turnpike Authority Revenue	5.000%	7/1/18	1,400	1,457
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	539
Florida Turnpike Authority Revenue	5.000%	7/1/25	1,500	1,841
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,050
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,472
Hillsborough County FL Industrial
Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/28	500	572
Jacksonville FL Electric Authority Water
& Sewer Revenue	5.000%	10/1/31	500	563
Jacksonville FL Special Revenue	5.000%	10/1/32	500	574
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	970
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/26	1,260	1,521
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,143
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,000	1,153
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	548
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	644
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	1,415	1,635
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,150
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,353
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami
Children’s Hospital)	5.000%	8/1/25	1,000	1,156
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,783
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/22	1,440	1,669
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,161
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	565
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	1,400	1,498
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/17 (Prere.)	500	505

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,751
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	528
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	500	556
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	768
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,152
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	540	624
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,245	1,468
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,784
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,735
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,230	1,394
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	952
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,172
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/18	350	365
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/19	425	457
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	535	591
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	229
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,535	1,713
Tampa FL Hospital Revenue	5.000%	7/1/23	750	854
Tohopekaliga FL Water Authority Utility
System Revenue	4.000%	10/1/21	1,245	1,379
Tohopekaliga FL Water Authority Utility
System Revenue	5.750%	10/1/21 (Prere.)	500	591
Tohopekaliga FL Water Authority Utility
System Revenue	4.000%	10/1/32	1,000	1,087
				68,937
Georgia (1.1%)
Athens-Clarke County GA Unified
Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,076
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,295
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,168
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,728
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,250	1,535
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	660
Cobb County GA Kennestone Hospital
Authority Revenue	5.000%	4/1/24	400	468
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	574
Georgia GO	5.750%	8/1/17	500	502
Georgia GO	5.000%	5/1/19 (Prere.)	500	536

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	7/1/19	2,065	2,225
Georgia GO	5.000%	1/1/20	1,685	1,846
Georgia GO	5.000%	2/1/20	1,375	1,510
Georgia GO	5.000%	2/1/21	1,155	1,308
Georgia GO	5.000%	1/1/22	2,110	2,449
Georgia GO	5.000%	7/1/22	500	539
Georgia GO	5.000%	7/1/22	1,220	1,433
Georgia GO	5.000%	12/1/22	1,235	1,465
Georgia GO	5.000%	1/1/23	2,450	2,908
Georgia GO	5.000%	7/1/24	1,500	1,836
Gwinnett County GA School District GO	5.000%	2/1/28	500	604
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	104
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	395	415
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	544
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	400	442
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,335	1,598
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	1,095	1,287
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	1,000	1,052
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,000	1,175
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,500	1,674
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	370
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/22	630	745
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	541
				38,612
Guam (0.1%)
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,148
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/33	1,305	1,443
Guam International Airport Authority Revenue	5.000%	10/1/21	350	385
				2,976
Hawaii (0.8%)
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/19	250	268
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/20	300	332
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/21	400	454
Hawaii GO	5.000%	6/1/19 (Prere.)	285	306
Hawaii GO	5.000%	6/1/19 (Prere.)	215	231
Hawaii GO	5.000%	10/1/21	2,500	2,878
Hawaii GO	5.000%	12/1/21	375	433

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	12/1/21 (Prere.)	310	359
Hawaii GO	5.000%	12/1/21 (Prere.)	190	220
Hawaii GO	5.000%	8/1/24	1,765	2,142
Hawaii GO	5.000%	8/1/25	1,500	1,815
Hawaii GO	5.000%	10/1/25	1,445	1,783
Hawaii GO	5.000%	10/1/28	1,210	1,482
Hawaii GO	4.000%	4/1/30	1,500	1,648
Hawaii GO	4.000%	10/1/30	1,250	1,378
Hawaii GO	4.000%	4/1/31	1,000	1,090
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	615
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	500	500
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,297
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	1,245	1,443
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	500	580
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,211
Honolulu HI City & County GO	5.000%	12/1/30	310	346
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/30	2,000	2,373
University of Hawaii Revenue	5.000%	10/1/27	500	540
				26,724
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	112

Illinois (2.5%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	782
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	301
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	560	583
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	536
Chicago IL Board of Education GO	5.000%	12/1/22	1,500	1,329
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	101
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	523
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	522
Chicago IL Board of Education GO	7.000%	12/1/26	500	492
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	105
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	50
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	810
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	557
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	201
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	254
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	306
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	307
Chicago IL O’Hare International Airport
Revenue	4.750%	1/1/18 (Prere.)	50	51
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/18 (Prere.)	500	510
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/18 (Prere.)	2,525	2,577
Chicago IL O’Hare International Airport
Revenue	5.250%	1/1/24	200	232
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/25	1,000	1,205

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport
Revenue	5.500%	1/1/26	1,000	1,166
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/27	500	609
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/29	1,000	1,164
Chicago IL O’Hare International Airport
Revenue	5.250%	1/1/29	1,500	1,816
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/30	700	825
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/31	1,000	1,152
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/32	500	547
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/32	750	873
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/32	1,000	1,152
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/33	1,000	1,144
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/35	1,855	2,123
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,168
Chicago IL Park District GO	5.000%	1/1/19	750	786
Chicago IL Park District GO	5.000%	1/1/32	1,225	1,364
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,156
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,475
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,107
Cook County IL GO	5.000%	11/15/21	500	533
Cook County IL GO	5.000%	11/15/28	500	525
Cook County IL GO	5.250%	11/15/28	500	537
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,768
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	2,882
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	553
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,426
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	1,000	1,152
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/34	1,000	1,147
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,102
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37	1,000	1,062
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	1,000	1,057
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	104
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	1,000	1,120

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	1,250	1,409
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,295
Illinois Finance Authority Revenue
(Rush University Medical Center)	5.000%	11/15/33	1,000	1,112
Illinois Finance Authority Revenue
(Trinity Health Corp.)	5.000%	12/1/30	500	555
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/29	500	564
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/35	1,000	1,135
Illinois GO	5.000%	1/1/18	500	507
Illinois GO	5.000%	11/1/19	1,000	1,038
Illinois GO	5.000%	1/1/20 (4)	200	212
Illinois GO	5.000%	8/1/20	305	316
Illinois GO	5.000%	1/1/21 (4)	710	749
Illinois GO	5.000%	5/1/21	250	260
Illinois GO	5.000%	8/1/21	500	521
Illinois GO	5.000%	11/1/22	1,000	1,044
Illinois GO	5.000%	11/1/23	1,000	1,043
Illinois GO	5.500%	7/1/24	1,000	1,069
Illinois GO	5.000%	8/1/24	1,500	1,550
Illinois GO	5.000%	1/1/25	1,570	1,639
Illinois GO	5.000%	3/1/26 (4)	1,125	1,198
Illinois GO	5.250%	2/1/30	1,900	1,964
Illinois GO	5.000%	11/1/30	1,000	1,023
Illinois GO	5.250%	7/1/31	1,000	1,028
Illinois GO	5.000%	9/1/31	3,000	3,009
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	617
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	544
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,134
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	563
Kane McHenry Cook & DeKalb County IL
Unit School District GO	5.000%	1/1/18	1,000	1,020
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,061
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,100	970
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	353
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	780	521
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	2,000	1,155
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	150
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	1,100	523
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	1,500	796

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	1,100	553
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,345
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,205
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	6.000%	6/1/28	400	456
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,135
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	1,000	1,196
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	532
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	928
				88,926
Indiana (0.7%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/32	350	414
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/34	1,050	1,230
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/35	1,450	1,691
Carmel IN Local Public Improvement Bond
Bank Revenue	5.000%	7/15/31	1,000	1,187
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/19	1,275	1,390
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,294
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,595
Indiana Finance Authority Revenue	5.000%	2/1/21	2,000	2,265
Indiana Finance Authority Revenue
(Community Foundation of Northwest
Indiana Obligated Group)	5.000%	3/1/25	690	776
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/24	1,645	1,867
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/25	650	744
Indiana Finance Authority Revenue
(Stadium Project)	5.250%	2/1/30	1,000	1,194
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	512
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/32	500	577
Indiana Finance Authority Wastewater
Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	565
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,639
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	539
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	104

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Indiana University Student Fee Revenue	5.000%	6/1/19	445	478
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/35 (4)	1,500	1,619
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,900	2,011
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	845	968
Richmond IN Hospital Authority Revenue
(Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	812
				25,471
Iowa (0.2%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	375	385
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	1,750	1,786
4 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	331
Iowa Special Obligation Revenue
(Ijobs Program)	5.000%	6/1/19 (Prere.)	220	236
Polk County IA GO	4.000%	6/1/25	2,115	2,343
				5,081
Kansas (0.4%)
Butler County KS Unified School District
No. 385 Andover GO	4.000%	9/1/29	1,000	1,112
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/18 (Prere.)	500	523
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/20	1,000	1,119
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/25	500	607
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/26	700	845
Kansas Development Finance Authority
Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/17 (Prere.)	100	102
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,395	1,537
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,335	1,587
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,876
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,486
Leavenworth County KS Unified School
District GO	4.500%	9/1/19 (12)	500	536
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	578
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	579
				12,487

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kentucky (0.4%)
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	892
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/27	1,200	1,251
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/31	1,430	1,597
Kentucky Economic Development Finance
Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/30	605	631
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,143
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	500	527
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	440	466
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	60	63
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,188
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	698
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	500
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,344
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/19 (Prere.)	305	329
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,158
				12,787
Louisiana (0.2%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	585
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	596
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	417
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.285%	5/1/18	1,000	998
Louisiana State University Revenue	5.000%	7/1/23	400	465
New Orleans LA GO	5.125%	12/1/17 (Prere.)	1,645	1,675
New Orleans LA GO	5.000%	12/1/31	500	562
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,059
New Orleans LA Sewage Service Revenue	5.000%	6/1/27	500	589
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,300	1,373
				8,319

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Maine (0.0%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	540

Maryland (2.3%)
Anne Arundel County MD GO	5.000%	10/1/19	1,455	1,581
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,631
Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,419
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,786
Baltimore County MD GO	5.000%	2/1/21	1,500	1,699
Baltimore County MD GO	5.000%	8/1/21	1,435	1,648
Baltimore County MD GO	4.000%	3/1/30	1,200	1,355
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/28	650	764
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,411
Howard County MD GO	5.000%	8/15/21 (Prere.)	80	92
Howard County MD GO	5.000%	2/15/22	750	849
Howard County MD GO	5.000%	8/15/24	120	137
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	513
Maryland Department of Transportation
Revenue	5.000%	2/15/19	1,955	2,079
Maryland Department of Transportation
Revenue	5.000%	11/1/19	3,055	3,328
Maryland Department of Transportation
Revenue	5.000%	2/15/20	1,090	1,198
Maryland Department of Transportation
Revenue	5.000%	5/1/20	2,240	2,479
Maryland Department of Transportation
Revenue	5.000%	11/1/22	2,515	2,975
Maryland Department of Transportation
Revenue	5.000%	11/1/23	1,900	2,294
Maryland Department of Transportation
Revenue	4.000%	12/15/29	1,365	1,507
Maryland GO	5.000%	7/15/17	610	611
Maryland GO	5.000%	8/1/17	500	502
Maryland GO	5.250%	8/15/17	500	503
Maryland GO	5.250%	3/1/18	200	206
Maryland GO	5.000%	3/1/19	1,200	1,278
Maryland GO	5.000%	3/15/19 (Prere.)	500	534
Maryland GO	5.000%	8/1/20 (Prere.)	870	971
Maryland GO	5.250%	8/1/20	1,000	1,123
Maryland GO	5.000%	6/1/21	2,415	2,761
Maryland GO	4.000%	8/1/21	1,000	1,108
Maryland GO	5.000%	8/1/21	1,000	1,149
Maryland GO	5.000%	8/1/22	1,510	1,778
Maryland GO	5.000%	8/1/22	1,500	1,766
Maryland GO	5.000%	8/1/22	4,000	4,709
Maryland GO	4.000%	8/1/23	2,390	2,731
Maryland GO	5.000%	8/1/23	1,500	1,803
Maryland GO	4.000%	8/1/26	1,970	2,223
Maryland GO	4.000%	6/1/29	2,000	2,228
Maryland GO	4.000%	6/1/30	2,000	2,213

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational
Facilities Authority Revenue (Adventist
Healthcare Obligated Group)	5.500%	1/1/31	1,850	2,157
Maryland Health & Higher Educational
Facilities Authority Revenue (Anne
Arundel Health System)	5.000%	7/1/27	500	570
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns Hopkins
Health System Obligated Group)	5.000%	7/1/24	500	580
Maryland Health & Higher Educational
Facilities Authority Revenue (Maryland
Institute College of Art)	5.000%	6/1/20	500	540
Maryland Health & Higher Educational
Facilities Authority Revenue (Meritus
Medical Center, Inc.)	5.000%	7/1/33	1,215	1,353
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	538
Maryland Transportation Authority GAN	5.250%	3/1/18	700	720
Maryland Transportation Authority GAN	5.250%	3/1/20	500	534
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/24	1,620	1,963
Montgomery County MD GO	5.000%	7/1/17	500	500
Montgomery County MD GO	5.000%	11/1/17	500	507
Montgomery County MD GO	5.000%	11/1/22	1,500	1,774
Montgomery County MD GO	5.000%	11/1/22	1,000	1,183
Montgomery County MD GO	5.000%	11/1/23	2,800	3,378
Montgomery County MD GO	4.000%	12/1/30	1,555	1,721
Prince Georges County MD GO	5.000%	9/15/23	580	666
				80,626
Massachusetts (1.9%)
Boston MA GO	5.000%	4/1/20	780	861
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	520
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	2,500	2,601
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	568
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	513
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	636
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,141
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	445	479
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	545
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/37	1,750	2,067
4 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.020%	7/7/17 LOC	5,200	5,200
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	481

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	389
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25	750	836
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26	500	556
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27	600	669
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	300
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	208
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,499
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	800
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	325
Massachusetts GO	5.250%	8/1/17 (Prere.)	800	803
Massachusetts GO	5.500%	10/1/18	500	528
Massachusetts GO	5.000%	3/1/19 (Prere.)	500	533
Massachusetts GO	5.000%	7/1/19 (Prere.)	500	539
Massachusetts GO	5.000%	8/1/20	500	557
Massachusetts GO	5.250%	8/1/20	300	336
Massachusetts GO	5.500%	10/1/20	500	568
Massachusetts GO	5.500%	10/1/20 (14)	500	568
Massachusetts GO	5.000%	4/1/21 (Prere.)	500	569
Massachusetts GO	5.000%	8/1/22	1,000	1,172
Massachusetts GO	5.250%	8/1/23	500	605
Massachusetts GO	5.000%	12/1/23	1,520	1,828
Massachusetts GO	5.000%	12/1/24	2,000	2,440
Massachusetts GO	1.334%	11/1/25	1,380	1,369
Massachusetts GO	5.000%	7/1/26	1,375	1,706
Massachusetts GO	5.000%	7/1/28	1,000	1,263
Massachusetts GO	4.000%	11/1/30	1,980	2,121
2 Massachusetts GO PUT	1.210%	8/1/17	1,000	1,000
4 Massachusetts GO TOB VRDO	1.000%	7/5/17 LOC	2,600	2,600
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	500	548
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.970%	7/5/17	10,200	10,200
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	415
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	390	418
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	110	118
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	252
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,027
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	580

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,768
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	644
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,000	1,164
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	2,000	2,316
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	500	628
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/18	1,400	1,452
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	222
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/19	240	259
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/20	200	225
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	579
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	625	798
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	994
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	1,000	1,181
				68,087
Michigan (1.6%)
Battle Creek MI School District GO	5.000%	5/1/25	500	605
Birmingham MI City School District GO	5.000%	5/1/22	740	862
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,147
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,357
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	605
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	1,000	1,107
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	422
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,025	1,162
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,101
Great Lakes MI Water Authority Sewer
Disposal System Revenue	5.000%	7/1/31	1,645	1,867
Great Lakes MI Water Authority Sewer
Disposal System Revenue	5.000%	7/1/36	1,000	1,114
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	1,000	1,180
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	1,000	1,035
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,201
Marysville MI Public Schools District GO	5.000%	5/1/28	1,605	1,912
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	542
Michigan Building Authority Revenue	5.000%	4/15/24	1,500	1,793
Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,146

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,040
Michigan Finance Authority Revenue	5.000%	4/1/18	1,000	1,026
Michigan Finance Authority Revenue	5.000%	10/1/22	500	563
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/22 (4)	1,000	1,146
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,165
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/28	750	851
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,701
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,117
Michigan Finance Authority Revenue
(Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,000	1,212
Michigan Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/27	500	568
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	2,100	2,476
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,174
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/31	500	579
Michigan Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/28	2,000	2,386
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	510
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,145	1,234
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,042
Michigan GAN	5.000%	3/15/27	1,000	1,238
Michigan GO	5.000%	5/1/18	500	517
Michigan GO	5.500%	5/1/19 (Prere.)	595	643
Michigan State University Revenue	5.000%	8/15/20	1,040	1,160
Michigan Trunk Line Revenue	5.000%	11/1/21	500	543
Oakland University MI Revenue	5.000%	3/1/30	1,155	1,343
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,430
Rochester MI Community School District GO	5.000%	5/1/18	1,800	1,860
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,400	1,642
University of Michigan Revenue	5.000%	4/1/32	2,000	2,415
2 University of Michigan Revenue PUT	1.340%	4/2/18	1,000	1,002
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,488
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,014
				57,243
Minnesota (0.7%)
Bloomington MN Independent School
District No. 271 GO	5.000%	2/1/22	2,000	2,323
Farmington MN Independent School
District No. 192 GO	5.000%	2/1/21	1,800	2,034

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Minneapolis & St. Paul MN Metropolitan
Airports Commission Revenue	5.000%	1/1/25	250	305
Minneapolis & St. Paul MN Metropolitan
Airports Commission Revenue	5.000%	1/1/26	200	247
Minneapolis & St. Paul MN Metropolitan
Council Wastewater GO	5.000%	3/1/21	1,435	1,629
Minneapolis MN Special School
District No. 1 COP	5.000%	2/1/26	1,855	2,168
Minnesota 911 Revenue	5.000%	6/1/18	1,430	1,483
Minnesota GO	5.000%	10/1/17 (ETM)	10	10
Minnesota GO	5.000%	10/1/17	490	495
Minnesota GO	5.000%	8/1/19	500	540
Minnesota GO	5.000%	8/1/19 (Prere.)	500	540
Minnesota GO	5.000%	11/1/20	335	364
Minnesota GO	5.000%	8/1/21	1,295	1,486
Minnesota GO	5.000%	8/1/22	1,305	1,534
Minnesota GO	5.000%	8/1/25	1,500	1,862
Minnesota GO	5.000%	8/1/27	1,005	1,229
Rochester MN Health Care Facilities
Revenue (Mayo Clinic)	5.000%	11/15/31	1,000	1,258
Southern Minnesota Municipal Power
Agency Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	531
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,056
University of Minnesota Revenue	5.000%	4/1/19	2,775	2,964
University of Minnesota Revenue	5.000%	8/1/19	500	540
University of Minnesota Revenue	5.250%	12/1/29	500	565
				25,163
Mississippi (0.9%)
DeSoto County MS School District GO	5.000%	5/1/19	370	396
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.970%	7/5/17	4,950	4,950
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.970%	7/5/17	1,100	1,100
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.970%	7/5/17	100	100
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.970%	7/5/17	11,700	11,700
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.000%	7/5/17	2,600	2,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.000%	7/5/17	800	800
3 Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway
Refunding Project)	5.000%	1/1/26	1,300	1,573
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/30	1,500	1,808

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Mississippi GO	5.500%	12/1/18	750	797
Mississippi GO	5.000%	10/1/19	2,000	2,174
Mississippi GO	5.000%	11/1/29	1,000	1,195
Mississippi State University Educational
Building Corp. Revenue	5.000%	8/1/32	1,000	1,155
				30,348
Missouri (0.4%)
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,000	1,180
Missouri Board of Public Buildings Special
Obligation Revenue	4.000%	4/1/20	1,000	1,076
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/30	500	544
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	941
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,000	1,180
Missouri Health & Educational Facilities
Authority Revenue (Children’s Mercy
Hospital)	5.000%	5/15/36	1,000	1,135
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,699
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	1.644%	6/1/31 (2)	500	454
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	714
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	535
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan
2 Project)	5.000%	12/1/34	1,400	1,598
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Prairie Project)	5.000%	12/1/34	1,000	1,147
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	690	810
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,162
				14,175
Montana (0.0%)
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/32	825	952

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	168
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,160
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	842
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	135	159
Lincoln NE Electric System Revenue	5.000%	9/1/25	265	308

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	384
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,134
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,694
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,883
				8,732
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,614
Clark County NV GO	5.000%	12/1/29	500	543
Clark County NV GO	4.000%	6/1/32	1,505	1,637
Clark County NV GO	5.000%	7/1/33	1,000	1,138
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	539
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	490
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	1,175	1,197
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	1,690	1,722
Las Vegas NV GO	5.000%	6/1/18	1,225	1,275
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	1,000	1,024
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,278
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,000	1,213
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,186
Nevada Capital Improvement & Cultural
Affairs GO	5.000%	12/1/17 (Prere.)	500	509
Nevada GO	5.000%	4/1/22	1,710	1,989
Nevada GO	5.000%	11/1/23	1,465	1,758
Nevada GO	5.000%	11/1/25	1,015	1,238
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,801
Reno NV Health Facility Revenue
(Dignity Health Obligated Group)	5.250%	7/1/17 (Prere.)	1,100	1,100
Truckee Meadows NV Water Authority
Water Revenue	5.000%	7/1/34	1,500	1,769
				27,020
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New
Hampshire Medical Center)	5.000%	10/1/17 (Prere.)	1,435	1,450
New Hampshire Health & Education Facilities
Authority Revenue (Southern New
Hampshire Medical Center)	5.000%	10/1/32	430	434
New Hampshire Municipal Bond Bank
Revenue	4.000%	8/15/33	1,000	1,075
				2,959
New Jersey (1.4%)
Bergen County NJ GO	5.000%	10/15/21	1,470	1,698
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	453
Jersey City NJ GO	5.000%	3/1/21	480	541

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/23	495	579
New Jersey COP	5.250%	6/15/19 (Prere.)	465	502
New Jersey Economic Development
Authority Revenue	5.000%	6/15/21	1,000	1,063
New Jersey Economic Development
Authority Revenue	5.000%	6/15/23	1,000	1,071
New Jersey Economic Development
Authority Revenue	5.500%	6/15/29	2,000	2,186
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/19	700	735
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,615
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	580
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	318
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,180
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	512
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	523
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	215
New Jersey GO	5.250%	7/15/18 (2)	500	521
New Jersey GO	5.000%	8/15/19	750	803
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	533
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18 (ETM)	250	260
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,154
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,019
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/18 (ETM)	385	393
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	315	334
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	185	196
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	640	724
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/27	1,000	1,143

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	240	256
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	1,750	1,802
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,433
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,500	1,531
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,577
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	153
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,197
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	686
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	531
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,753
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	273
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	171
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,315	1,450
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	671
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,079
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,381
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	524
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	723
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	528
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,127
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,136
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,161
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/25	500	556
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/18	1,500	1,519
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/19	850	853
Tobacco Settlement Financing Corp.
New Jersey Revenue	0.000%	6/1/41	5,105	1,397
Tobacco Settlement Financing Corp.
New Jersey Revenue	0.000%	6/1/41	835	224
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	635
				49,178

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/20	2,000	2,224
Albuquerque NM Municipal School
District No. 12 GO	5.000%	8/1/22	250	292
Albuquerque NM Municipal School
District No. 12 GO	5.000%	8/1/23	250	298
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,889
New Mexico Educational Assistance
Foundation Revenue	5.000%	12/1/19	500	545
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	553
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,350	1,579
				7,380
New York (8.4%)
4 Battery Park City Authority New York
Revenue TOB VRDO	1.000%	7/5/17 LOC	1,000	1,000
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/18	500	517
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19	300	321
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19 (ETM)	200	215
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	500	568
Hempstead NY GO	4.000%	4/1/29 (4)	1,420	1,560
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	1,000	1,172
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	1,000	1,170
Long Island NY Power Authority Electric
System Revenue	4.000%	9/1/18	835	863
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19 (ETM)	75	81
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19 (ETM)	125	134
Long Island NY Power Authority Electric
System Revenue	5.000%	4/1/23	575	606
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/24	45	52
2 Long Island NY Power Authority Electric
System Revenue PUT	1.385%	11/1/18	1,000	1,001
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	755	758

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26	1,000	1,245
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/37	1,000	1,175
Nassau County NY GO	5.000%	4/1/23	1,000	1,179
New York City NY GO	5.000%	8/1/17 (Prere.)	75	75
New York City NY GO	5.250%	8/1/17	700	703
New York City NY GO	5.250%	8/15/18 (Prere.)	40	42
New York City NY GO	5.500%	11/15/18 (Prere.)	300	319
New York City NY GO	5.625%	4/1/19 (Prere.)	815	880
New York City NY GO	5.000%	8/1/19	1,500	1,618
New York City NY GO	5.000%	8/1/19	1,065	1,149
New York City NY GO	5.000%	8/1/19	425	427
New York City NY GO	5.000%	8/1/20	2,935	3,267
New York City NY GO	5.000%	8/1/20	2,100	2,337
New York City NY GO	5.250%	9/1/20	1,000	1,051
New York City NY GO	5.000%	8/1/21	1,535	1,757
New York City NY GO	5.000%	8/1/21	515	590
New York City NY GO	5.000%	8/1/21	2,000	2,289
New York City NY GO	5.000%	8/1/22	500	586
New York City NY GO	5.000%	8/1/22	1,290	1,512
New York City NY GO	5.000%	10/1/22	500	574
New York City NY GO	5.000%	8/1/23	1,505	1,798
New York City NY GO	5.000%	8/1/23	380	444
New York City NY GO	5.250%	8/15/24	460	482
New York City NY GO	5.000%	8/1/25	750	863
New York City NY GO	5.000%	8/1/25	1,010	1,242
New York City NY GO	5.000%	8/1/26	500	581
New York City NY GO	5.000%	8/1/26	1,000	1,164
New York City NY GO	5.000%	8/15/26	475	496
New York City NY GO	5.000%	5/15/28	480	514
New York City NY GO	5.000%	8/1/28	400	444
New York City NY GO	5.625%	4/1/29	25	27
New York City NY GO	5.000%	5/15/29	500	536
New York City NY GO	5.000%	8/1/30	1,000	1,159
New York City NY GO	5.000%	3/1/31	1,340	1,540
New York City NY GO	5.000%	8/1/31	365	413
New York City NY GO	5.000%	12/1/32	1,755	2,094
New York City NY GO	5.000%	12/1/33	1,500	1,784
New York City NY GO	5.000%	12/1/35	1,000	1,182
New York City NY GO VRDO	0.940%	7/5/17	400	400
New York City NY GO VRDO	0.940%	7/5/17	1,600	1,600
New York City NY GO VRDO	0.950%	7/5/17 LOC	400	400
New York City NY GO VRDO	0.950%	7/5/17	800	800
New York City NY GO VRDO	0.970%	7/5/17	3,000	3,000
New York City NY GO VRDO	0.970%	7/5/17	3,800	3,800
New York City NY GO VRDO	0.970%	7/5/17 LOC	3,100	3,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,634
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	537

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,159
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,025
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project) VRDO	0.910%	7/7/17 LOC	3,700	3,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	743
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	539
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,472
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	263
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	554
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	565
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,226
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.950%	7/5/17	1,200	1,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.950%	7/5/17	1,500	1,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.950%	7/5/17	3,000	3,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.970%	7/5/17	2,800	2,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.970%	7/5/17	7,800	7,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.970%	7/5/17	1,500	1,500
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/24	500	591
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/25	500	531
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/26	500	531
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/28	1,730	2,086
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/29	1,070	1,134
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/29	2,000	2,390
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/30	1,000	1,184

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	250	286
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/18 (ETM)	200	205
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/19	1,100	1,168
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/21 (Prere.)	60	69
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	1,000	1,182
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	400	460
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,607
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/29	850	993
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/30	500	579
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/30	440	498
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/30	1,500	1,685
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	500	561
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/31	300	344
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	500	580
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	1,250	1,458
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,774
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	500	578
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/33	1,800	2,142
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,677
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	1,665	1,961
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/34	1,500	1,769
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/35	1,725	2,015
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	0.970%	7/5/17	6,000	6,000
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	0.970%	7/5/17	11,050	11,050
New York City NY Transitional Finance
Authority Recovery Revenue VRDO	0.950%	7/5/17	1,600	1,600
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	1,000	1,220
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,126

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,145
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	500	623
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	500	508
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	110	112
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/18 (Prere.)	500	518
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,500	1,635
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,500	1,685
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	242
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,000	1,153
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	349
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,675	2,034
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	571
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	561
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	565
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,696
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	659
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	1,665	2,059
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/32	1,455	1,732
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,500	1,627
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	2,000	2,361
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	2,000	2,153
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	2,750	2,988
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	255	265
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,324
2 New York Metropolitan Transportation Authority
Revenue PUT	1.270%	11/15/17	1,500	1,499
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	616
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	636

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	557
New York State Dormitory Authority Revenue	5.000%	10/1/20	75	81
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	443
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/18 (Prere.)	250	260
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,175
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,140
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	553
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/17 (Prere.)	500	500
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	549
New York State Dormitory Authority Revenue
(North Shore—Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	560
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18 (Prere.)	500	515
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	213
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	1,815	2,045
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	198
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	186
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	961
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	972
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	587
3 New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,945	2,421
3 New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	1,000	1,217
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,345
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	572
3 New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33	1,975	2,127
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	341
3 New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,905	2,040
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,312

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
3 New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	1,000	1,067
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	559
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	448
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	539
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	500	559
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	1,135	1,292
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	1,320	1,604
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,270	1,565
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	1,720	2,048
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	1,420	1,669
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	2,000	2,352
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	405
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	500	581
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	1,500	1,804
New York State GO	4.500%	2/1/18	500	511
New York State GO	4.500%	2/1/19	500	528
New York State GO	5.000%	2/15/30	315	356
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.880%	7/7/17 LOC	4,300	4,300
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	495	542
New York State Thruway Authority Revenue	5.000%	5/1/19	1,135	1,213
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	510
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	500
New York State Thruway Authority Revenue	5.000%	1/1/30	500	564
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	611
New York State Thruway Authority Revenue	5.000%	1/1/35	1,000	1,148
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	500	525
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	534
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	551
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	573

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	2,000	2,351
New York State Urban Development Corp.
Revenue	5.000%	3/15/37	2,000	2,348
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	1,035	1,055
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	465	474
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,029
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	635
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18 (ETM)	145	153
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	355	376
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	629
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,600
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,000	2,446
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,411
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,500	1,810
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,687
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,339
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,724
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,000	2,351
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	551
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.900%	7/7/17	2,600	2,600
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	521
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,119
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,379
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	1,000	1,196
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	1,000	1,163
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,745
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,557
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/29	1,000	1,160

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/34	1,760	1,991
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/18 (Prere.)	305	322
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/23	1,500	1,809
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/25	195	205
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/34	2,000	2,339
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/34	1,900	2,257
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/36	1,000	1,179
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/33	1,600	1,865
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/34	1,000	1,185
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/35	1,945	2,301
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/36	2,450	2,892
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	61
Westchester County NY GO	5.000%	7/1/20	435	484
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	11
Westchester County NY Health Care
Corp. Revenue	5.000%	11/1/30	500	544
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,219
Westchester NY Tobacco Asset
Securitization Revenue	5.000%	6/1/28	1,400	1,603
Westchester NY Tobacco Asset
Securitization Revenue	5.000%	6/1/33	1,500	1,655
				295,882
North Carolina (0.7%)
Cary NC Combined Enterprise System
Revenue	5.000%	12/1/27	500	590
Charlotte NC Airport Revenue	5.000%	7/1/25	2,050	2,510
Charlotte NC Water & Sewer System
Revenue	5.000%	12/1/20	235	265
Durham County NC GO	5.000%	4/1/20	685	756
Durham County NC GO	5.000%	10/1/22	500	590
Guilford County NC GO	5.000%	3/1/19	1,230	1,310
Mecklenburg County NC Public Facilities
Corp. Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	533
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/34	1,000	1,162
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	594
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	549
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	6.000%	1/1/18 (ETM)	510	523
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.000%	1/1/19 (Prere.)	500	530

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Carolina GAN	5.000%	3/1/25	1,000	1,210
North Carolina GAN	5.000%	3/1/27	1,000	1,192
North Carolina GO	5.000%	3/1/18	500	513
North Carolina GO	5.000%	6/1/19	2,000	2,149
North Carolina GO	5.000%	3/1/20	275	303
North Carolina GO	4.000%	6/1/20	500	541
North Carolina GO	5.000%	5/1/22	250	293
North Carolina Medical Care Commission
Health Care Facilities Revenue (Vidant
Health)	5.000%	6/1/21	1,000	1,133
North Carolina Medical Care Commission
Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,140
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	687
North Carolina Municipal Power Agency
No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	355	376
North Carolina Municipal Power Agency
No. 1 Revenue (Catawba Electric)	5.000%	1/1/30	145	153
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	581
Raleigh NC GO	5.000%	9/1/27	2,000	2,543
2 University of North Carolina University
System Revenue PUT	1.454%	12/1/17	1,200	1,200
Wake County NC GO	4.000%	2/1/18	695	708
Wake County NC GO	5.000%	3/1/18	500	514
Wake County NC Limited Obligation Revenue	4.000%	12/1/19	680	726
				25,874
North Dakota (0.0%)
3 Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,438

Ohio (1.1%)
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	654
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	513
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	545
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	480
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/26	725	795
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/27	380	415
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	265
Columbus OH City School District GO	0.000%	12/1/29 (4)	1,000	690
Columbus OH GO	5.000%	7/1/25	535	623
Columbus OH Sewer Revenue	5.000%	6/1/30	1,500	1,799
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	500	586
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	1,000	1,090

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Fairfield County OH Hospital Facilities
Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	664
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,119
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,997
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18	350	370
Hamilton County OH Hospital Facilities
Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,142
Hamilton County OH Hospital Facilities
Revenue (UC Health)	5.000%	2/1/21	200	223
Hamilton County OH Sales Tax Revenue	5.000%	12/1/27	1,700	2,106
Kent State University Ohio Revenue	5.000%	5/1/19 (Prere.)	460	494
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	40	43
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/26	500	564
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,707
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/20	100	112
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	867
Ohio GO	5.000%	2/1/18	3,895	3,988
Ohio GO	5.000%	8/1/23	500	588
Ohio GO	5.000%	8/1/24	500	609
Ohio GO	5.000%	3/15/36	1,005	1,164
Ohio Higher Education GO	5.000%	8/1/21	500	574
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	646
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,109
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,170
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	542
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	470
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,500	1,884
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/28	2,000	2,499
Penta Career Center Ohio COP	5.250%	4/1/23	125	142
Revere OH Local School District GO	5.000%	12/1/33	1,000	1,130
Revere OH Local School District GO	5.000%	12/1/35	665	749
Winton Woods City OH School District GO	5.000%	11/1/32	550	616
Winton Woods City OH School District GO	5.000%	11/1/33	255	285
Winton Woods City OH School District GO	5.000%	11/1/34	250	278
Winton Woods City OH School District GO	5.000%	11/1/35	260	289
Winton Woods City OH School District GO	5.000%	11/1/36	250	278
				38,873
Oklahoma (0.2%)
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,245	1,456
Oklahoma City OK GO	5.000%	3/1/24	525	594

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Oklahoma City OK Water Utilities Trust
Water & Sewer Revenue	5.000%	7/1/28	1,140	1,397
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	335
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,318
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	230	258
University of Oklahoma Revenue	5.000%	7/1/31	475	535
				6,893
Oregon (0.3%)
Clackamas County OR School District
No. 12 Sandy GO	5.000%	6/15/28	1,000	1,241
Clatsop County OR School District
No. 10 Seaside GO	5.000%	6/15/33	1,125	1,353
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	490
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,808
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/21 (Prere.)	430	494
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/25	1,370	1,653
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/31	70	79
Oregon Facilities Authority Revenue
(Legacy Health Project)	5.000%	6/1/33	1,000	1,150
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/17	250	254
Oregon GO	5.000%	5/1/23	500	584
Portland OR GO	5.000%	6/15/20	1,725	1,917
Portland OR Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	519
				11,542
Pennsylvania (2.2%)
Allegheny County PA GO	4.000%	11/1/30	1,000	1,075
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	325	375
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	517
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.504%	2/1/21	605	605
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	226
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	574
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,110
3 Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/27	250	274
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	572
Chester County PA GO	5.000%	11/15/31	750	871

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,083
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20	650	717
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/29	1,185	1,380
Lower Merion PA School District GO	5.000%	9/1/18	1,500	1,570
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	531
Montgomery County PA Higher Education
& Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	500	551
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,137
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,137
Montgomery County PA Industrial
Development Authority Pollution Control
Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20	1,000	995
Montgomery County PA Industrial
Development Authority Retirement
Community Revenue (ACTS Retirement- Life
Communities Obligated Group)	5.000%	11/15/25	1,250	1,392
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.250%	8/15/18 (Prere.)	2,000	2,095
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/25	1,000	1,185
Pennsylvania Economic Development
Financing Authority Health System
Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	895	979
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	4.000%	1/1/18	750	762
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	7/1/20	700	754
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/21	1,330	1,408
Pennsylvania GO	5.000%	8/1/17 (Prere.)	500	502
Pennsylvania GO	5.000%	4/15/19 (Prere.)	500	535
Pennsylvania GO	5.000%	7/1/20	500	553
Pennsylvania GO	5.375%	7/1/21	500	575
Pennsylvania GO	5.000%	11/15/22	500	572
Pennsylvania GO	5.000%	8/15/24	500	596
Pennsylvania GO	5.000%	9/15/26	1,500	1,818
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,074

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	10/15/32	1,000	1,129
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	781
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	222
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	559
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	542
Pennsylvania State University Revenue	5.000%	2/15/18 (Prere.)	1,000	1,026
Pennsylvania State University Revenue	5.000%	3/1/25	500	549
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,184
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	500	586
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	860	925
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	190	204
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	175	191
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	495	558
2 Pennsylvania Turnpike Commission Revenue	1.890%	12/1/21	1,215	1,222
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	170	185
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,330
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	1,964
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,000	1,181
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,670
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,250	1,377
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	835	909
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,279
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,676
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,232
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,000	1,191
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,184
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	5.000%	7/1/32	750	891
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,000	1,011
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,500	1,775
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,191
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	1,000	1,159
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System
Obligated Group)	6.250%	7/1/23	500	501
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System
Obligated Group)	5.500%	7/1/30	245	245
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	500	546
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,120
Philadelphia PA School District GO	5.250%	9/1/22	500	546
Philadelphia PA School District GO	5.000%	9/1/31	940	1,023

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/20 (Prere.)	560	625
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,178
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	1,110	1,159
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,135	1,341
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,093
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	6/1/24 (15)	1,535	1,767
State Public School Building Authority
Pennsylvania Lease Revenue (School
District of Philadelphia)	5.000%	6/1/26 (4)	1,650	1,925
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	500	545
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.250%	1/1/21 (Prere.)	80	94
				77,691
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	506
Puerto Rico Highway & Transportation
Authority Revenue	5.250%	7/1/21 (13)(3)	500	565
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,282
				2,353
Rhode Island (0.0%)
Rhode Island Commerce Corp. Airport
Revenue	5.000%	7/1/30	500	577
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	500	603
				1,180
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	500	599
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	289
Florence County SC School District GO	5.000%	3/1/18	1,000	1,027
Lexington County SC Health Services
District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,703
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,172
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,378
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,674
South Carolina GO	5.000%	4/1/20	450	497
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,138
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	517

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,130
South Carolina Public Service Authority
Revenue	5.000%	1/1/19 (Prere.)	500	530
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	1,770	1,966
Sumter Two School Facilities Inc.
South Carolina Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,176
York County SC School District GO
(Fort Mill School District No. 4)	5.000%	3/1/18	1,365	1,402
				16,198
South Dakota (0.1%)
Educational Enhancement Funding Corp.
South Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,261

Tennessee (0.6%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,184
Chattanooga TN Health Educational
& Housing Facility Board Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	1,500	1,580
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,000	1,127
Knox County TN GO	5.000%	4/1/18	1,000	1,030
Knox County TN Health Educational &
Housing Facilities Board Hospital Facilities
Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,128
Memphis TN Electric System Revenue	5.000%	12/1/17	500	509
Memphis TN GO	5.000%	5/1/30	500	561
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/35	865	1,035
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	694
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at
Green Hills)	5.000%	7/1/27	500	544
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	553
Shelby County TN GO	5.000%	3/1/19	500	533
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	107
Shelby County TN GO	5.000%	4/1/19	400	427
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/17	500	503
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/18	725	756
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/22	1,115	1,281
Tennessee Energy Acquisition Corp.
Gas Revenue	5.000%	2/1/24	1,500	1,704
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/24	375	440
Tennessee Energy Acquisition Corp.
Gas Revenue	5.000%	2/1/25	715	824

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/26	585	699
Tennessee Energy Acquisition Corp.
Gas Revenue	5.000%	2/1/27	1,000	1,166
Tennessee GO	5.000%	8/1/20	625	697
Tennessee GO	5.000%	8/1/21	1,490	1,711
Tennessee GO	5.000%	8/1/22	1,475	1,736
				22,529
Texas (4.7%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,530
Aldine TX Independent School District GO	5.000%	2/15/21	1,865	2,104
Arlington TX GO	5.000%	8/15/19	1,920	2,076
Arlington TX Independent School District GO	5.000%	2/15/24	1,355	1,638
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	500	575
Austin TX Airport System Revenue	5.000%	11/15/26	885	1,083
Austin TX Airport System Revenue	5.000%	11/15/32	1,150	1,352
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	991
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,184
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	65	71
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	577
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	210	229
Brownsville TX Utility System Revenue	4.000%	9/1/30	1,000	1,051
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	500	555
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,000	1,178
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	80
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	137
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/26	1,000	1,186
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	800	927
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	552
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,400	1,595
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	225
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	563
Dallas County TX GO	5.000%	8/15/25	1,000	1,223
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	500	525
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	585
Dallas TX Independent School District GO	5.000%	2/15/23	485	547

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	202
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,090	1,252
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	195	225
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	140	160
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,174
Denton County TX GO	4.000%	7/15/18	1,500	1,547
El Paso TX Water & Sewer Revenue	5.000%	3/1/26	850	1,040
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	506
Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,186
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,416
Harris County TX Flood Control District GO	5.250%	10/1/18	435	458
Harris County TX GO	5.000%	10/1/23	500	543
Harris County TX GO	5.000%	10/1/23	300	344
Harris County TX GO	5.000%	8/15/32	1,000	1,151
Harris County TX GO	5.000%	10/1/36	1,200	1,392
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,079
2 Harris County TX Toll Road Revenue	1.690%	8/15/18	1,000	1,001
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	500	540
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	572
Highland Park TX Independent School
District GO	5.000%	2/15/19	1,000	1,063
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,004
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,010
Houston TX GO	5.000%	3/1/18	1,650	1,695
Houston TX GO	5.000%	3/1/20	500	532
Houston TX GO	5.000%	3/1/26	1,500	1,830
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,000	1,180
Houston TX Independent School District GO	5.000%	2/15/19	1,200	1,277
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,215
Houston TX Independent School District GO
PUT	3.000%	6/1/18	1,200	1,222
Houston TX Utility System Revenue	5.000%	11/15/17 (Prere.)	380	386
Houston TX Utility System Revenue	5.000%	5/15/21	1,000	1,136
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,193
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	122
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,084
Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,114
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,150
2 Houston TX Utility System Revenue PUT	1.810%	5/1/20	1,000	1,000
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,696
Judson TX Independent School District	5.000%	2/1/22	600	694
Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,413
Lake Travis TX Independent School
District GO	5.000%	2/15/32	500	558
Lamar TX Consolidated Independent
School District GO	5.000%	2/15/25	1,245	1,522

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,191
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	271
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,150	1,347
Lubbock TX GO	5.000%	2/15/23	500	579
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.000%	2/15/24	350	389
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	509
New Hope TX Cultural Education Facilities.
First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,837
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/26	1,060	1,195
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/27	1,000	1,115
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/28	870	960
New Hope TX Cultural Education Facilities.
Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	222
New Hope TX Cultural Education Facilities.
Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	235
New Hope TX Cultural Education Facilities.
Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	270
North East TX Independent School District GO	5.250%	2/1/22	500	585
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/22	1,495	1,740
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/23	1,555	1,843
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	1,500	1,641
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	1,645	1,932
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	1,025	1,226
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	451
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	451
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	205	220
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	61
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,829
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	61
North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,010	1,184
North Texas Tollway Authority System Revenue	6.000%	1/1/28	45	48
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	579
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,000	1,172
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	576

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,740	1,987
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,707
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,785
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,131
Northwest Independent School District
Texas GO	5.000%	2/15/26	1,000	1,211
Pasadena TX GO	4.000%	2/15/28	1,000	1,109
Plano TX Independent School District GO	5.000%	2/15/18	2,605	2,672
Plano TX Independent School District GO	5.000%	2/15/20	1,400	1,539
Rockwall County TX GO	5.000%	2/1/18	1,080	1,105
Rockwall TX GO	3.000%	8/1/17	600	601
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	502
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	540
Sam Rayburn TX Municipal Power
Agency Revenue	5.000%	10/1/19	210	226
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	531
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	565
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,177
San Antonio TX GO	5.000%	8/1/20	125	139
San Antonio TX GO	5.000%	2/1/22	1,000	1,128
San Antonio TX GO	5.000%	2/1/24	500	563
San Antonio TX GO	5.000%	2/1/26	1,000	1,216
San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,176
2 San Antonio TX Water Revenue PUT	1.310%	11/1/17	1,500	1,500
Spring Branch TX Independent School
District GO	5.000%	2/1/20	1,000	1,097
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,180
Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,609
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,153
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	347
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,000	1,140
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/19 (Prere.)	500	536
Texas GO	4.000%	4/1/18	400	409
Texas GO	5.000%	10/1/22	1,000	1,179
Texas GO	5.000%	10/1/24	1,000	1,221
Texas GO	5.000%	10/1/27	1,400	1,670
Texas GO	5.000%	10/1/28	1,330	1,579
Texas GO	5.000%	8/1/31	500	571
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/17	550	560
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/21	240	268
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/22	1,005	1,157
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/23	380	436
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/23	190	219

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/24	495	579
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/25	2,185	2,480
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/28	1,000	1,112
Texas Public Finance Authority Revenue
(Texas Southern University)	5.000%	11/1/21 (15)	1,000	1,125
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	235	235
Texas State University System Financing
System Revenue	5.000%	3/15/32	1,580	1,883
Texas Tech University System Financing
System Revenue	5.000%	2/15/19 (Prere.)	500	532
Texas Transportation Commission GO	5.000%	10/1/21	1,500	1,729
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,385
Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,801
2 Texas Transportation Commission GO PUT	1.290%	10/1/18	1,500	1,500
Texas Transportation Commission Revenue	5.000%	4/1/21	1,500	1,705
Texas Transportation Commission Revenue	5.000%	4/1/23	1,800	2,141
Texas Transportation Commission Revenue	5.000%	10/1/26	1,000	1,249
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	665	739
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	273
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	499
Texas Water Development Board Revenue	5.000%	4/15/20	1,000	1,104
Texas Water Development Board Revenue	5.000%	4/15/21	1,000	1,136
Texas Water Financial Assistance GO	5.000%	8/1/24	500	522
Texas Water Financial Assistance GO	5.000%	8/1/25	500	521
Texas Water Financial Assistance GO	5.000%	8/1/27	500	521
University of North Texas Revenue	5.000%	4/15/36	1,225	1,434
University of Texas Permanent University
Fund Revenue	5.000%	7/1/19	1,225	1,319
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/19	325	351
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/20	1,000	1,115
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	500	573
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/23	1,000	1,198
Williamson County TX GO	5.000%	2/15/23	230	266
				164,410
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	561
3 Salt Lake City UT Sales Tax Revenue	5.000%	2/1/30	955	1,161
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	391
Utah GO	4.500%	7/1/19	2,000	2,136
Utah GO	5.000%	7/1/19	615	663
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,222
				6,134

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Virginia (1.4%)
Arlington County VA GO	5.000%	8/15/19	1,535	1,661
Arlington County VA GO	5.000%	8/1/23	600	702
Arlington County VA GO	5.000%	8/15/26	2,000	2,518
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	555
Chesterfield County VA GO	5.000%	1/1/22	900	1,045
Fairfax County VA GO	4.000%	10/1/19	2,000	2,129
Fairfax County VA GO	5.000%	10/1/20	1,710	1,918
Fairfax County VA GO	5.000%	10/1/23	1,255	1,514
Fairfax County VA GO	5.000%	10/1/24	1,365	1,677
Fairfax County VA GO	4.000%	10/1/32	1,415	1,574
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	505
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	342
Fairfax County VA Sewer Revenue	4.000%	7/15/21	1,790	1,983
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	577
Norfolk VA GO	5.000%	10/1/20	775	868
Norfolk VA Water Revenue	5.000%	11/1/31	500	564
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,219
Roanoke VA Economic Development
Authority Hospital Revenue (Carilion
Clinic Obligated Group)	5.000%	7/1/30	500	555
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated
Group)	5.000%	6/15/24	750	881
Virginia College Building Authority
Educational Facilities Revenue (21st Century
College & Equipment Programs)	5.000%	2/1/21	1,000	1,131
Virginia College Building Authority Educational
Facilities Revenue (21st Century College
& Equipment Programs)	4.000%	2/1/31	1,445	1,565
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,701
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	417
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/31	1,000	1,088
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/18	2,000	2,096
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,410	2,769
3 Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,280	1,369
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/19	1,495	1,615
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/24	1,250	1,520
Virginia Public School Authority Revenue	5.000%	8/1/19	500	540
Virginia Public School Authority Revenue	5.000%	3/1/20	3,700	4,072
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,842
Virginia Public School Authority Revenue	5.000%	8/1/26	1,500	1,877

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Virginia Public School Authority Revenue	5.000%	8/1/29	1,500	1,832
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	1,055	1,201
				49,422
Washington (1.0%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/26	750	940
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/20	500	556
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/31	1,200	1,412
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/17 (ETM)	500	500
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/21	1,355	1,550
King County WA GO	5.000%	1/1/19	150	159
King County WA GO	5.000%	7/1/20	1,250	1,389
King County WA GO	5.000%	1/1/24	500	578
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,096
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,146
Northwest Energy Washington Electric
Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,500	2,901
Port of Seattle WA Revenue	5.000%	8/1/29	250	285
Seattle WA GO	5.000%	6/1/21	1,000	1,144
Seattle WA Water System Revenue	5.000%	5/1/19	1,460	1,564
University of Washington Revenue	5.000%	4/1/31	335	376
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	500
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	442
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	428
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,207
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,625
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,308
Washington GO	5.000%	7/1/17	200	200
Washington GO	5.000%	7/1/18 (Prere.)	500	520
Washington GO	5.000%	7/1/18	675	702
Washington GO	5.000%	8/1/19 (Prere.)	500	541
Washington GO	0.000%	6/1/20 (14)	500	481
Washington GO	5.000%	7/1/20	1,000	1,112
Washington GO	5.000%	7/1/22	1,350	1,581
Washington GO	5.000%	7/1/23	1,000	1,194
Washington GO	5.000%	7/1/25	500	585
Washington GO	5.000%	7/1/25	1,500	1,826
Washington GO	5.000%	8/1/27	1,000	1,222
Washington GO	5.000%	2/1/32	500	568
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	1,942
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	980
Washington State University General Revenue	5.000%	10/1/31	500	567
				35,127

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
West Virginia (0.0%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,000	1,064

Wisconsin (0.9%)
Milwaukee WI GO	4.000%	3/15/19	1,000	1,048
Milwaukee WI GO	4.000%	3/15/20	1,000	1,074
Wisconsin General Fund Annual
Appropriation Revenue	5.625%	5/1/19 (Prere.)	45	49
Wisconsin General Fund Annual
Appropriation Revenue	5.625%	5/1/28	415	448
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	517
Wisconsin GO	5.000%	5/1/19	1,335	1,431
Wisconsin GO	5.000%	11/1/19	1,250	1,362
Wisconsin GO	5.000%	5/1/20	1,000	1,107
Wisconsin GO	5.000%	5/1/21	750	855
Wisconsin GO	5.000%	11/1/23	2,370	2,852
Wisconsin GO	5.000%	5/1/24	500	580
Wisconsin GO	5.000%	5/1/26	2,210	2,562
Wisconsin GO	5.000%	5/1/36	2,000	2,318
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Alliance Credit Group)	4.000%	11/15/33	2,000	2,066
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Alliance Credit Group)	4.000%	11/15/34	1,500	1,544
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Alliance Credit Group)	5.000%	11/15/36	1,800	2,059
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,841
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/23	1,140	1,277
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	563
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,000	1,152
Wisconsin Public Power System Power
Supply System Revenue	5.000%	7/1/32	500	567
Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,210
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	115	135
Wisconsin Transportation Revenue	5.000%	7/1/23	385	451
				31,068
Wyoming (0.0%)
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/34 (15)	1,000	1,146
Total Tax-Exempt Municipal Bonds (Cost $1,785,238)				1,831,942
Total Investments (100.1%) (Cost $2,777,198)				3,516,923

Tax-Managed Balanced Fund

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	228
Receivables for Investment Securities Sold	15
Receivables for Accrued Income	22,504
Receivables for Capital Shares Issued	4,987
Other Assets	146
Total Other Assets	27,880
Liabilities
Payables for Investment Securities Purchased	(26,754)
Payables for Capital Shares Redeemed	(829)
Payables to Vanguard	(1,414)
Other Liabilities	(1,165)
Total Liabilities	(30,162)
Net Assets (100%)
Applicable to 120,128,173 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,514,641
Net Asset Value Per Share	$29.26

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	2,801,987
Undistributed Net Investment Income	524
Accumulated Net Realized Losses	(27,555)
Unrealized Appreciation (Depreciation)
Investment Securities	739,725
Futures Contracts	(40)
Net Assets	3,514,641

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Securities with a value of $407,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2017.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate value of these securities was $9,131,000, representing 0.3% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June30,2017
($000)
Investment Income
Income
Dividends	14,222
Interest	22,393
Total Income	36,615
Expenses
The Vanguard Group—Note B
Investment Advisory Services	186
Management and Administrative	1,118
Marketing and Distribution	147
Custodian Fees	5
Shareholders’ Reports	50
Trustees’ Fees and Expenses	1
Total Expenses	1,507
Net Investment Income	35,108
Realized Net Gain (Loss)
Investment Securities Sold	2,901
Futures Contracts	8
Realized Net Gain (Loss)	2,909
Change in Unrealized Appreciation (Depreciation)
Investment Securities	154,967
Futures Contracts	(8)
Change in Unrealized Appreciation (Depreciation)	154,959
Net Increase (Decrease) in Net Assets Resulting from Operations	192,976

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,108	61,947
Realized Net Gain (Loss)	2,909	(16,216)
Change in Unrealized Appreciation (Depreciation)	154,959	118,827
Net Increase (Decrease) in Net Assets Resulting from Operations	192,976	164,558
Distributions
Net Investment Income	(33,550)	(62,031)
Realized Capital Gain	—	—
Total Distributions	(33,550)	(62,031)
Capital Share Transactions
Issued	434,582	824,319
Issued in Lieu of Cash Distributions	28,220	52,893
Redeemed	(203,125)	(362,291)
Net Increase (Decrease) from Capital Share Transactions	259,677	514,921
Total Increase (Decrease)	419,103	617,448
Net Assets
Beginning of Period	3,095,538	2,478,090
End of Period[1]	3,514,641	3,095,538
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $524,000 and ($1,034,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$27.85	$26.86	$26.79	$24.90	$22.25	$20.55
Investment Operations
Net Investment Income	. 300.595		.557	.547	.517	.525
Net Realized and Unrealized Gain (Loss)
on Investments	1.397	.989	.067	1.879	2.647	1.696
Total from Investment Operations	1.697	1.584	.624	2.426	3.164	2.221
Distributions
Dividends from Net Investment Income[1]	(. 287)	(. 594)	(. 554)	(. 536)	(. 514)	(. 521)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 287)	(. 594)	(. 554)	(. 536)	(. 514)	(. 521)
Net Asset Value, End of Period	$29.26	$27.85	$26.86	$26.79	$24.90	$22.25

Total Return[2]	6.11%	5.94%	2.35%	9.81%	14.34%	10.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,515	$3,096	$2,478	$1,911	$1,401	$1,015
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.16%	2.20%	2.11%	2.15%	2.21%	2.43%
Portfolio Turnover Rate	8% [3]	11%[3]	9%	8%	9%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 For tax purposes, nontaxable dividends represent 61%, 57%, 62%, 64%, 63%, and 62% of dividends from net investment income.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Tax-Managed Balanced Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $228,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Balanced Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,684,981	—	—
Tax-Exempt Municipal Bonds	—	1,831,942	—
Futures Contracts—Assets[1]	146	—	—
Futures Contracts—Liabilities[1]	(167)	—	—
Total	1,684,960	1,831,942	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2017	574	67,638	(247)
2-Year U.S. Treasury Note	September 2017	282	60,943	(52)
Ultra 10-Year U.S. Treasury Note	September 2017	(248)	(33,434)	274
10-Year U.S. Treasury Note	September 2017	55	6,904	(20)
Ultra Long U.S. Treasury Bond	September 2017	(26)	(4,313)	6
30-Year U.S. Treasury Bond	September 2017	2	307	(1)
				(40)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Tax-Managed Balanced Fund

During the six months ended June 30, 2017, the fund realized $4,569,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $25,944,000 to offset future net capital gains. Of this amount, $1,449,000 is subject to expiration on December 31, 2017. Capital losses of $24,495,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $2,777,198,000. Net unrealized appreciation of investment securities for tax purposes was $739,725,000, consisting of unrealized gains of $747,712,000 on securities that had risen in value since their purchase and $7,987,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $366,559,000 of investment securities and sold $132,425,000 of investment securities, other than U.S. government securities and temporary cash investments. Sales include $8,164,000 in connection with in-kind redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2017, such purchases and sales were $84,067,000 and $70,790,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016
	Shares	Shares
	(000)	(000)
Issued	15,090	30,189
Issued in Lieu of Cash Distributions	973	1,921
Redeemed	(7,069)	(13,249)
Net Increase (Decrease) in Shares Outstanding	8,994	18,861

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio[1]	0.09%	0.06%
30-Day SEC Yield	1.70%	1.73%

Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	737	990	3,800
Median Market Cap	$66.1B	$70.2B	$59.8B
Price/Earnings Ratio	21.6x	21.3x	21.2x
Price/Book Ratio	3.0x	3.0x	2.9x
Return on Equity	22.2%	22.5%	16.3%
Earnings Growth Rate	8.7%	8.3%	10.0%
Dividend Yield	1.7%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	7%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer Discretionary	14.3%	13.9%	13.9%
Consumer Staples	7.5	7.5	7.1
Energy	5.4	5.8	5.6
Financial Services	20.9	20.8	21.2
Health Care	14.0	13.8	13.8
Materials & Processing	3.5	3.7	3.9
Other	0.0	0.0	0.2
Producer Durables	10.7	10.7	11.0
Technology	18.7	18.6	18.2
Utilities	5.0	5.2	5.1

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.01	0.99
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	3.4%
Alphabet Inc.	Computer Services
	Software & Systems	2.4
Microsoft Corp.	Computer Services
	Software & Systems	2.2
Amazon.com Inc.	Diversified Retail	1.6
Johnson & Johnson	Pharmaceuticals	1.5
Facebook Inc.	Computer Services
	Software & Systems	1.5
Exxon Mobil Corp.	Oil: Integrated	1.4
Berkshire Hathaway Inc. Insurance: Multi-Line		1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Wells Fargo & Co.	Banks: Diversified	1.1
Top Ten		17.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.09% for Admiral Shares and 0.06% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception Date	One Year	Five Years	Ten Years
Admiral Shares	9/6/1994	18.76%	14.86%	7.38%
Institutional Shares	2/24/1999	18.80	14.90	7.42

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	133,851	129,568
	Home Depot Inc.	445,141	68,285
	Comcast Corp. Class A	1,561,046	60,756
	Walt Disney Co.	567,879	60,337
	McDonald’s Corp.	305,804	46,837
	Wal-Mart Stores Inc.	503,796	38,127
*	Priceline Group Inc.	18,319	34,266
	Starbucks Corp.	534,294	31,155
	Time Warner Inc.	304,872	30,612
	NIKE Inc. Class B	485,126	28,622
	Lowe’s Cos. Inc.	356,815	27,664
	Costco Wholesale Corp.	167,474	26,784
*	Netflix Inc.	139,472	20,839
*	Charter Communications
	Inc. Class A	59,589	20,073
	Marriott International Inc.
	Class A	199,777	20,040
*	eBay Inc.	457,275	15,968
	TJX Cos. Inc.	204,469	14,757
	Twenty-First Century Fox
	Inc. Class A	503,599	14,272
*	Tesla Inc.	38,954	14,086
	Ross Stores Inc.	206,205	11,904
	Yum! Brands Inc.	158,953	11,724
	Royal Caribbean Cruises
	Ltd.	104,593	11,425
	General Motors Co.	315,423	11,018
	Estee Lauder Cos. Inc.
	Class A	112,088	10,758
*	O’Reilly Automotive Inc.	49,150	10,751
*	Mohawk Industries Inc.	43,095	10,416
	CBS Corp. Class B	160,925	10,264
	MGM Resorts International	324,221	10,145
	Ford Motor Co.	905,184	10,129
	Expedia Inc.	66,607	9,921
*	NVR Inc.	4,041	9,741

	Sirius XM Holdings Inc.	1,742,688	9,533
*	CarMax Inc.	147,985	9,332
*	AutoZone Inc.	16,255	9,273
*	Dollar Tree Inc.	123,414	8,629
	Hasbro Inc.	76,942	8,580
*	Panera Bread Co. Class A	27,106	8,529
	Target Corp.	155,625	8,138
*	WABCO Holdings Inc.	61,510	7,843
	PVH Corp.	66,936	7,664
	DR Horton Inc.	218,026	7,537
	Fortune Brands Home
	& Security Inc.	114,801	7,490
	Goodyear Tire & Rubber Co. 208,626		7,294
*	Yum China Holdings Inc.	183,673	7,242
	Interpublic Group of Cos.
	Inc.	293,791	7,227
	Darden Restaurants Inc.	76,927	6,957
*	Liberty Interactive Corp.
	QVC Group Class A	279,306	6,854
*	Visteon Corp.	66,473	6,784
	Lennar Corp. Class A	126,336	6,736
	BorgWarner Inc.	142,961	6,056
	Gentex Corp.	316,457	6,003
	Las Vegas Sands Corp.	93,794	5,992
	Advance Auto Parts Inc.	50,598	5,899
	PulteGroup Inc.	232,854	5,712
	Hanesbrands Inc.	231,493	5,361
	Dollar General Corp.	73,707	5,314
	Harley-Davidson Inc.	96,566	5,216
	Carnival Corp.	77,458	5,079
*	Discovery
	Communications Inc.	199,931	5,040
	Viacom Inc. Class B	149,833	5,030
	Scripps Networks
	Interactive Inc. Class A	69,558	4,752
*	Hyatt Hotels Corp. Class A	83,712	4,705
	Newell Brands Inc.	83,463	4,475
	VF Corp.	76,758	4,421
	Lear Corp.	30,629	4,352

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Toll Brothers Inc.	106,247	4,198
	Omnicom Group Inc.	50,564	4,192
*	Liberty Media Corp-Liberty
	SiriusXM Class C	85,986	3,586
	Foot Locker Inc.	70,470	3,473
	Brinker International Inc.	88,041	3,354
*	AutoNation Inc.	78,679	3,317
	Gap Inc.	148,246	3,260
*	Tempur Sealy International
	Inc.	60,667	3,239
	Kohl’s Corp.	79,094	3,059
	Delphi Automotive plc	34,717	3,043
	KAR Auction Services Inc.	71,820	3,014
	Wynn Resorts Ltd.	21,318	2,859
	John Wiley & Sons Inc.
	Class A	53,577	2,826
	Coty Inc. Class A	145,686	2,733
	Bed Bath & Beyond Inc.	88,823	2,700
*	Under Armour Inc. Class A	122,247	2,660
	Vail Resorts Inc.	13,100	2,657
*	TripAdvisor Inc.	67,080	2,562
*	Liberty Expedia Holdings
	Inc. Class A	46,077	2,489
*	Liberty Ventures Class A	46,959	2,455
	News Corp. Class A	177,364	2,430
*	Chipotle Mexican Grill Inc.
	Class A	5,766	2,399
*	Norwegian Cruise Line
	Holdings Ltd.	44,014	2,390
*	DISH Network Corp.
	Class A	37,954	2,382
*	Liberty Broadband Corp.	26,990	2,341
*	Vista Outdoor Inc.	102,839	2,315
*	Liberty Media Corp-
	Liberty SiriusXM Class A	53,860	2,261
*	Michael Kors Holdings Ltd.	61,467	2,228
*	Ulta Beauty Inc.	7,478	2,149
	Ralph Lauren Corp. Class A	26,519	1,957
	Nordstrom Inc.	31,966	1,529
	Best Buy Co. Inc.	24,536	1,407
	Coach Inc.	28,940	1,370
	Macy’s Inc.	56,651	1,317
*	AMC Networks Inc. Class A	22,919	1,224
*	LKQ Corp.	37,002	1,219
	Adient plc	18,417	1,204
*	Under Armour Inc.	59,497	1,199
*	Hilton Grand Vacations Inc.	33,161	1,196
*	Madison Square Garden
	Co. Class A	5,889	1,160
*	Liberty Broadband Corp.
	Class A	13,284	1,140
	Polaris Industries Inc.	12,226	1,128
*	ServiceMaster Global
	Holdings Inc.	28,469	1,116

	H&R Block Inc.	35,900	1,110
*	Lululemon Athletica Inc.	13,048	779
*	Skechers U.S.A. Inc.
	Class A	24,314	717
*	Sally Beauty Holdings Inc.	33,345	675
*	Pandora Media Inc.	75,390	672
*	Michaels Cos. Inc.	35,297	654
*	Burlington Stores Inc.	6,574	605
*	Live Nation Entertainment
	Inc.	15,425	538
	Graham Holdings Co.
	Class B	821	492
	AMERCO	1,200	439
	Lennar Corp. Class B	8,282	372
	Tribune Media Co. Class A	7,900	322
	Staples Inc.	31,122	313
*	Murphy USA Inc.	4,037	299
	GameStop Corp. Class A	11,776	254
*	Kate Spade & Co.	10,900	202
*	Cabela’s Inc.	2,112	125
*	Altice USA Inc. Class A	3,877	125
	Nielsen Holdings plc	3,136	121
			1,165,844
Consumer Staples (7.5%)
	Procter & Gamble Co.	893,492	77,868
	Philip Morris
	International Inc.	561,782	65,981
	Coca-Cola Co.	1,226,086	54,990
	PepsiCo Inc.	468,488	54,106
	Altria Group Inc.	552,280	41,128
	CVS Health Corp.	388,354	31,247
	Mondelez International
	Inc. Class A	617,689	26,678
	Colgate-Palmolive Co.	347,747	25,778
	Walgreens Boots Alliance
	Inc.	301,845	23,637
	Constellation Brands Inc.
	Class A	85,361	16,537
	Reynolds American Inc.	231,531	15,059
*	Monster Beverage Corp.	262,651	13,048
	Kraft Heinz Co.	143,961	12,329
	Kimberly-Clark Corp.	89,751	11,588
	Kroger Co.	442,623	10,322
	Tyson Foods Inc. Class A	164,014	10,272
	Archer-Daniels-Midland Co. 242,866		10,050
	Dr Pepper Snapple Group
	Inc.	109,488	9,975
	Clorox Co.	71,982	9,591
	Church & Dwight Co. Inc.	168,036	8,718
	Brown-Forman Corp.
	Class B	166,260	8,080
	McCormick & Co. Inc.	80,966	7,895
	JM Smucker Co.	66,043	7,815
	Hershey Co.	72,467	7,781

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Molson Coors Brewing
	Co. Class B	88,874	7,673
	Hormel Foods Corp.	209,953	7,161
	Ingredion Inc.	59,184	7,055
	Campbell Soup Co.	97,145	5,066
	General Mills Inc.	88,800	4,920
*	Edgewell Personal Care Co.	59,490	4,522
	Energizer Holdings Inc.	62,510	3,002
	Whole Foods Market Inc.	65,508	2,759
	Kellogg Co.	22,838	1,586
	Bunge Ltd.	20,961	1,564
	Sysco Corp.	30,598	1,540
	Conagra Brands Inc.	18,538	663
*	Blue Buffalo Pet
	Products Inc.	28,628	653
*	US Foods Holding Corp.	23,654	644
	Lamb Weston Holdings Inc.	6,179	272
*	Post Holdings Inc.	1,900	148
*	Pilgrim’s Pride Corp.	6,600	145
	Nu Skin Enterprises Inc.
	Class A	1,013	64
*	AquaBounty
	Technologies Inc.	1,826	15
			609,925
Energy (5.4%)
	Exxon Mobil Corp.	1,453,428	117,335
	Chevron Corp.	657,090	68,554
	ConocoPhillips	491,868	21,623
	Schlumberger Ltd.	313,414	20,635
	EOG Resources Inc.	227,247	20,570
	Phillips 66	214,201	17,712
	Halliburton Co.	381,607	16,298
	Pioneer Natural
	Resources Co.	77,710	12,401
	Valero Energy Corp.	182,002	12,278
	Baker Hughes Inc.	218,632	11,918
*	Concho Resources Inc.	88,765	10,788
	Anadarko Petroleum Corp.	227,591	10,319
	Marathon Petroleum Corp.	159,433	8,343
	Cabot Oil & Gas Corp.	290,464	7,285
	Williams Cos. Inc.	239,189	7,243
	Cimarex Energy Co.	68,836	6,471
	Occidental Petroleum Corp.	105,502	6,316
*	Energen Corp.	125,495	6,196
	Patterson-UTI Energy Inc.	286,601	5,787
	Apache Corp.	119,853	5,745
*	Newfield Exploration Co.	187,579	5,339
	Noble Energy Inc.	185,706	5,256
	Tesoro Corp.	54,126	5,066
	Kinder Morgan Inc.	236,063	4,523
	EQT Corp.	74,804	4,383
*	Continental Resources Inc.	115,665	3,739
*	WPX Energy Inc.	384,186	3,711
	Helmerich & Payne Inc.	57,866	3,144

	Hess Corp.	61,374	2,693
	Targa Resources Corp.	36,063	1,630
	National Oilwell Varco Inc.	48,309	1,591
*	First Solar Inc.	28,018	1,117
*	Rowan Cos. plc Class A	106,870	1,094
	ONEOK Inc.	19,882	1,037
*	Cheniere Energy Inc.	17,497	852
*	Antero Resources Corp.	30,231	653
*	Southwestern Energy Co.	106,257	646
*	Weatherford
	International plc	151,733	587
*	Laredo Petroleum Inc.	54,141	570
*	SunPower Corp. Class A	57,456	537
	HollyFrontier Corp.	17,272	474
*	Rice Energy Inc.	7,100	189
	Devon Energy Corp.	5,058	162
*	CONSOL Energy Inc.	10,690	160
*	Extraction Oil & Gas Inc.	11,202	151
	SM Energy Co.	2,226	37
	Marathon Oil Corp.	331	4
*	Chesapeake Energy Corp.	229	1
			443,163
Financial Services (20.8%)
*	Berkshire Hathaway
	Inc. Class B	650,445	110,166
	JPMorgan Chase & Co.	1,202,664	109,923
	Wells Fargo & Co.	1,594,225	88,336
	Bank of America Corp.	3,455,790	83,837
	Citigroup Inc.	1,079,154	72,174
	Visa Inc. Class A	686,529	64,383
	Mastercard Inc. Class A	363,828	44,187
	Goldman Sachs Group Inc.	153,479	34,057
	American International
	Group Inc.	457,032	28,574
*	PayPal Holdings Inc.	512,813	27,523
	American Express Co.	300,034	25,275
	Morgan Stanley	535,505	23,862
	American Tower Corp.	173,628	22,974
	Charles Schwab Corp.	496,358	21,324
	US Bancorp	400,905	20,815
	S&P Global Inc.	124,501	18,176
	Aon plc	129,154	17,171
	Intercontinental
	Exchange Inc.	248,935	16,410
*	Fiserv Inc.	133,007	16,272
	Prudential Financial Inc.	148,953	16,108
	Simon Property Group Inc.	98,152	15,877
	State Street Corp.	164,707	14,779
	MetLife Inc.	262,212	14,406
	Equinix Inc.	33,081	14,197
	Crown Castle International
	Corp.	138,391	13,864
	Aflac Inc.	172,218	13,378
	SunTrust Banks Inc.	234,876	13,322

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Travelers Cos. Inc.	101,725	12,871
	Discover Financial Services	201,833	12,552
	Public Storage	57,988	12,092
*	E*TRADE Financial Corp.	315,716	12,007
	Progressive Corp.	267,429	11,791
*	SBA Communications
	Corp. Class A	85,995	11,601
	AvalonBay Communities Inc.	58,706	11,281
	Ameriprise Financial Inc.	87,796	11,176
	Fidelity National Information
	Services Inc.	130,247	11,123
	Chubb Ltd.	74,677	10,857
	Global Payments Inc.	117,263	10,591
	PNC Financial Services
	Group Inc.	82,183	10,262
	Equifax Inc.	73,853	10,149
	First Republic Bank	100,649	10,075
	Equity Residential	151,097	9,947
	Capital One Financial Corp.	117,695	9,724
	Lincoln National Corp.	143,702	9,711
	Boston Properties Inc.	77,995	9,595
	Fifth Third Bancorp	368,271	9,560
	CME Group Inc.	76,029	9,522
	Essex Property Trust Inc.	36,270	9,331
*	Markel Corp.	9,515	9,285
	KeyCorp	485,322	9,095
	Allstate Corp.	102,184	9,037
*	CBRE Group Inc. Class A	246,639	8,978
	MSCI Inc. Class A	86,829	8,942
*	Arch Capital Group Ltd.	95,099	8,872
	Bank of New York Mellon
	Corp.	173,425	8,848
	Zions Bancorporation	194,374	8,535
	Moody’s Corp.	69,986	8,516
	BlackRock Inc.	19,961	8,432
	East West Bancorp Inc.	134,403	7,873
	Torchmark Corp.	102,754	7,861
	Assurant Inc.	75,128	7,790
*	SLM Corp.	676,250	7,777
	Welltower Inc.	103,869	7,775
	Unum Group	166,461	7,762
	Nasdaq Inc.	108,085	7,727
	Reinsurance Group of
	America Inc. Class A	59,891	7,689
	Total System Services Inc.	130,880	7,624
	Equity LifeStyle
	Properties Inc.	87,665	7,569
	TD Ameritrade Holding
	Corp.	174,048	7,482
	M&T Bank Corp.	46,002	7,450
	Franklin Resources Inc.	165,917	7,431
*	Alleghany Corp.	12,354	7,348
	Principal Financial Group
	Inc.	113,318	7,260

	Synchrony Financial	241,273	7,195
	Raymond James Financial
	Inc.	89,465	7,177
	American Financial Group
	Inc.	69,403	6,897
	T. Rowe Price Group Inc.	92,836	6,889
	Annaly Capital
	Management Inc.	562,392	6,777
	WR Berkley Corp.	97,378	6,736
	Weyerhaeuser Co.	198,402	6,646
	SEI Investments Co.	123,501	6,642
	Commerce Bancshares Inc.	114,487	6,506
*	Howard Hughes Corp.	52,872	6,495
	Loews Corp.	138,528	6,484
	Prologis Inc.	109,443	6,418
	Popular Inc.	153,360	6,397
	American Homes 4 Rent
	Class A	280,681	6,335
	GGP Inc.	267,975	6,313
	Lamar Advertising Co.
	Class A	85,598	6,297
	Extra Space Storage Inc.	79,539	6,204
	Brown & Brown Inc.	143,235	6,169
*	Signature Bank	42,511	6,102
	Douglas Emmett Inc.	159,344	6,089
	White Mountains
	Insurance Group Ltd.	6,999	6,080
	Apartment Investment
	& Management Co.	137,720	5,918
	Forest City Realty Trust
	Inc. Class A	241,109	5,828
	SL Green Realty Corp.	54,797	5,797
	Jones Lang LaSalle Inc.	45,890	5,736
	Mid-America Apartment
	Communities Inc.	53,974	5,688
	Federal Realty Investment
	Trust	44,803	5,663
	First Horizon National Corp.	319,147	5,560
	Ventas Inc.	79,000	5,489
*	CoreLogic Inc.	124,571	5,404
	HCP Inc.	165,100	5,277
	Host Hotels & Resorts Inc.	279,419	5,105
	Affiliated Managers
	Group Inc.	29,691	4,925
	Dun & Bradstreet Corp.	43,819	4,739
	Jack Henry & Associates
	Inc.	44,906	4,664
	Alexandria Real Estate
	Equities Inc.	38,539	4,643
	Cullen/Frost Bankers Inc.	47,496	4,460
	Broadridge Financial
	Solutions Inc.	58,618	4,429
	Hanover Insurance
	Group Inc.	49,487	4,386

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Associated Banc-Corp	170,283	4,291
	TFS Financial Corp.	271,733	4,204
	Eaton Vance Corp.	86,022	4,071
	Camden Property Trust	42,323	3,619
	Hospitality Properties Trust	119,017	3,469
	Hartford Financial Services
	Group Inc.	64,171	3,373
	BOK Financial Corp.	38,481	3,237
	Digital Realty Trust Inc.	28,422	3,210
	Leucadia National Corp.	120,270	3,146
	AGNC Investment Corp.	141,619	3,015
	CNA Financial Corp.	61,718	3,009
	Alliance Data Systems Corp.	11,592	2,976
	Retail Properties of
	America Inc.	208,902	2,551
	BB&T Corp.	53,177	2,415
	People’s United
	Financial Inc.	116,625	2,060
	Navient Corp.	123,033	2,048
	DDR Corp.	215,917	1,958
	Interactive Brokers
	Group Inc.	51,120	1,913
	Northern Trust Corp.	19,091	1,856
	CoreCivic Inc.	66,446	1,833
	Paramount Group Inc.	114,342	1,829
	Legg Mason Inc.	47,414	1,809
	Marsh & McLennan
	Cos. Inc.	21,585	1,683
	Bank of Hawaii Corp.	20,064	1,665
	Invesco Ltd.	36,848	1,297
*	Quality Care Properties Inc.	66,749	1,222
	FNF Group	25,471	1,142
*	Vantiv Inc. Class A	17,872	1,132
	Omega Healthcare
	Investors Inc.	30,324	1,001
	Iron Mountain Inc.	28,923	994
*	Zillow Group Inc.	20,136	987
	Ally Financial Inc.	46,442	971
	Lazard Ltd. Class A	18,503	857
*	Santander Consumer
	USA Holdings Inc.	61,229	781
	Apple Hospitality REIT Inc.	39,944	747
*	Athene Holding Ltd. Class A	14,511	720
*	Western Alliance Bancorp	14,589	718
	Taubman Centers Inc.	11,122	662
*	First Data Corp. Class A	34,601	630
*	FleetCor Technologies Inc.	4,278	617
	Colony NorthStar Inc.
	Class A	40,743	574
	Uniti Group Inc.	14,957	376
*	Donnelley Financial
	Solutions Inc.	14,000	321
*	Zillow Group Inc. Class A	6,500	317
	Western Union Co.	15,396	293

*	Euronet Worldwide Inc.	2,150	188
	Invitation Homes Inc.	2,934	63
*	OneMain Holdings Inc.
	Class A	1,616	40
			1,702,595
Health Care (14.0%)
	Johnson & Johnson	950,330	125,719
	Pfizer Inc.	1,865,441	62,660
	Merck & Co. Inc.	956,507	61,303
	UnitedHealth Group Inc.	328,174	60,850
	Amgen Inc.	269,967	46,496
	AbbVie Inc.	547,331	39,687
*	Celgene Corp.	301,161	39,112
	Medtronic plc	436,939	38,778
	Gilead Sciences Inc.	484,401	34,286
	Allergan plc	113,879	27,683
	Thermo Fisher Scientific Inc.	153,934	26,857
	Bristol-Myers Squibb Co.	474,778	26,455
	Abbott Laboratories	529,605	25,744
	Eli Lilly & Co.	296,671	24,416
*	Biogen Inc.	89,106	24,180
	Aetna Inc.	145,181	22,043
	Anthem Inc.	111,626	21,000
	Danaher Corp.	231,447	19,532
*	Boston Scientific Corp.	686,689	19,035
	Cigna Corp.	112,107	18,766
*	Express Scripts Holding Co.	283,062	18,071
	Becton Dickinson and Co.	88,320	17,232
	Humana Inc.	69,676	16,765
	Stryker Corp.	109,046	15,133
	Zoetis Inc.	240,279	14,989
*	Vertex Pharmaceuticals Inc.	113,366	14,609
*	Incyte Corp.	108,037	13,603
*	Regeneron
	Pharmaceuticals Inc.	27,413	13,464
	CR Bard Inc.	41,918	13,251
	McKesson Corp.	73,199	12,044
*	Henry Schein Inc.	63,041	11,538
	Agilent Technologies Inc.	192,643	11,426
	Zimmer Biomet Holdings
	Inc.	88,957	11,422
	Cardinal Health Inc.	145,261	11,319
*	Laboratory Corp. of
	America Holdings	65,711	10,129
	AmerisourceBergen Corp.
	Class A	106,401	10,058
	Cooper Cos. Inc.	40,631	9,728
	Baxter International Inc.	153,258	9,278
	Dentsply Sirona Inc.	130,580	8,467
	Teleflex Inc.	39,319	8,169
	Quest Diagnostics Inc.	72,665	8,077
*	Quintiles IMS Holdings Inc.	89,107	7,975
*	QIAGEN NV	226,580	7,597
	PerkinElmer Inc.	109,261	7,445

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Universal Health Services
	Inc. Class B	60,278	7,359
*	Illumina Inc.	40,925	7,101
*	Cerner Corp.	95,628	6,356
*	Charles River Laboratories
	International Inc.	56,217	5,686
*	Intuitive Surgical Inc.	5,822	5,446
*	Mylan NV	138,811	5,389
*	Centene Corp.	66,211	5,289
*	BioMarin Pharmaceutical
	Inc.	56,479	5,129
*	Ionis Pharmaceuticals Inc.	99,475	5,060
	Bio-Techne Corp.	38,893	4,570
	Bruker Corp.	138,767	4,002
*	Varian Medical Systems Inc.	38,754	3,999
	Patterson Cos. Inc.	73,371	3,445
*	Bioverativ Inc.	55,895	3,363
*	Alkermes plc	44,124	2,558
*	Alnylam Pharmaceuticals
	Inc.	31,902	2,545
*	Hologic Inc.	43,486	1,973
*	Edwards Lifesciences Corp.	15,053	1,780
*	Endo International plc	121,044	1,352
*	Align Technology Inc.	8,939	1,342
*	Juno Therapeutics Inc.	40,150	1,200
*	IDEXX Laboratories Inc.	7,422	1,198
*	HCA Healthcare Inc.	13,426	1,171
*	Bio-Rad Laboratories Inc.
	Class A	5,171	1,170
*	Intercept Pharmaceuticals
	Inc.	8,668	1,049
*	Varex Imaging Corp.	26,745	904
*	VCA Inc.	7,844	724
*	Veeva Systems Inc. Class A	11,543	708
*	VWR Corp.	19,819	654
*	ABIOMED Inc.	4,523	648
*	ACADIA Pharmaceuticals
	Inc.	22,979	641
*	WellCare Health Plans Inc.	3,569	641
*	Seattle Genetics Inc.	10,126	524
*	Alere Inc.	10,265	515
*	Premier Inc. Class A	14,219	512
*	Neurocrine Biosciences Inc.	10,401	478
*	Agios Pharmaceuticals Inc.	6,000	309
*	DaVita Inc.	4,382	284
*	United Therapeutics Corp.	1,913	248
*	Acadia Healthcare Co. Inc.	4,200	207
*	Mallinckrodt plc	4,103	184
*	Intrexon Corp.	3,373	81
			1,144,185
Materials & Processing (3.5%)
	EI du Pont de Nemours
	& Co.	349,034	28,171
	Monsanto Co.	178,022	21,071

	Dow Chemical Co.	244,754	15,437
	Ecolab Inc.	115,934	15,390
	Sherwin-Williams Co.	40,058	14,059
	Praxair Inc.	103,342	13,698
	LyondellBasell Industries
	NV Class A	132,695	11,198
	Vulcan Materials Co.	85,590	10,843
	Martin Marietta
	Materials Inc.	46,652	10,384
	FMC Corp.	132,448	9,675
	Newmont Mining Corp.	297,030	9,621
	Albemarle Corp.	90,452	9,546
	Celanese Corp. Class A	100,412	9,533
	Ball Corp.	200,108	8,447
	Lennox International Inc.	40,714	7,477
*	Crown Holdings Inc.	119,304	7,118
	Owens Corning	104,758	7,010
	Sealed Air Corp.	143,185	6,409
	Southern Copper Corp.	165,670	5,737
	Fastenal Co.	125,785	5,475
	Air Products &
	Chemicals Inc.	32,969	4,717
	Scotts Miracle-Gro Co.	50,983	4,561
	Valmont Industries Inc.	27,984	4,186
	WR Grace & Co.	55,735	4,013
*	Freeport-McMoRan Inc.	328,590	3,946
*	Armstrong World
	Industries Inc.	85,415	3,929
	Nucor Corp.	66,785	3,865
	Westlake Chemical Corp.	54,946	3,638
	Reliance Steel &
	Aluminum Co.	46,208	3,364
	Packaging Corp. of America	26,568	2,959
	PPG Industries Inc.	23,100	2,540
*	Owens-Illinois Inc.	94,689	2,265
	International Paper Co.	35,971	2,036
	Eagle Materials Inc.	21,140	1,954
*	AdvanSix Inc.	50,136	1,566
	WestRock Co.	22,602	1,281
	Eastman Chemical Co.	14,072	1,182
	Mosaic Co.	45,122	1,030
*	Alcoa Corp.	26,090	852
	CF Industries Holdings Inc.	26,925	753
	Tahoe Resources Inc.	86,000	741
*	Berry Global Group Inc.	12,992	741
*	Platform Specialty
	Products Corp.	56,052	711
*	Axalta Coating Systems Ltd.	21,484	688
	United States Steel Corp.	30,735	680
	Versum Materials Inc.	16,484	536
	Royal Gold Inc.	5,985	468
	Hexcel Corp.	3,533	187
			285,688

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
Producer Durables (10.7%)
	General Electric Co.	2,587,155	69,879
	Boeing Co.	225,405	44,574
	United Technologies Corp.	279,693	34,153
	Union Pacific Corp.	303,684	33,074
	3M Co.	154,044	32,070
	FedEx Corp.	113,273	24,618
	General Dynamics Corp.	114,543	22,691
	Honeywell International Inc.	168,320	22,435
	CSX Corp.	389,166	21,233
	Accenture plc Class A	164,778	20,380
	Illinois Tool Works Inc.	140,947	20,191
	Southwest Airlines Co.	313,976	19,510
	Delta Air Lines Inc.	350,782	18,851
	Northrop Grumman Corp.	72,150	18,522
	United Parcel Service Inc.
	Class B	148,626	16,437
*	United Continental
	Holdings Inc.	211,747	15,934
	Norfolk Southern Corp.	127,762	15,549
*	Mettler-Toledo
	International Inc.	23,676	13,934
	Lockheed Martin Corp.	47,222	13,109
	Raytheon Co.	80,822	13,051
	Roper Technologies Inc.	51,607	11,949
*	Waters Corp.	62,274	11,448
	Parker-Hannifin Corp.	67,377	10,768
	Waste Management Inc.	140,109	10,277
	Deere & Co.	82,823	10,236
	TransDigm Group Inc.	37,171	9,994
*	Verisk Analytics Inc.
	Class A	117,411	9,906
	Emerson Electric Co.	159,064	9,483
	PACCAR Inc.	142,675	9,422
	Toro Co.	131,898	9,139
*	Copart Inc.	285,502	9,076
	L3 Technologies Inc.	53,889	9,004
	Cintas Corp.	70,616	8,900
	AMETEK Inc.	143,005	8,662
	Huntington Ingalls
	Industries Inc.	44,901	8,359
	IDEX Corp.	71,688	8,101
	Textron Inc.	170,296	8,021
	Expeditors International
	of Washington Inc.	138,833	7,841
	Cummins Inc.	47,769	7,749
	Rockwell Collins Inc.	73,559	7,730
	Old Dominion Freight
	Line Inc.	78,902	7,515
	Wabtec Corp.	80,447	7,361
	Fortive Corp.	115,723	7,331
	Caterpillar Inc.	65,805	7,071
	JB Hunt Transport
	Services Inc.	76,689	7,008

	BWX Technologies Inc.	143,634	7,002
*	Middleby Corp.	57,579	6,996
	AGCO Corp.	98,700	6,651
	Jacobs Engineering
	Group Inc.	121,987	6,635
	Landstar System Inc.	73,936	6,329
	ManpowerGroup Inc.	54,486	6,083
	Carlisle Cos. Inc.	59,977	5,722
	FLIR Systems Inc.	164,529	5,703
*	Welbilt Inc.	299,477	5,645
	Oshkosh Corp.	80,575	5,550
*	HD Supply Holdings Inc.	171,190	5,244
	WW Grainger Inc.	26,954	4,866
	Automatic Data
	Processing Inc.	47,161	4,832
	Xylem Inc.	86,943	4,819
	Donaldson Co. Inc.	102,983	4,690
	Robert Half
	International Inc.	96,924	4,646
	Terex Corp.	113,735	4,265
	Genpact Ltd.	151,475	4,216
	Xerox Corp.	144,122	4,141
	Flowserve Corp.	87,374	4,057
	Eaton Corp. plc	51,783	4,030
*	Keysight Technologies Inc.	102,679	3,997
	Stanley Black & Decker Inc.	26,735	3,762
*	Stericycle Inc.	48,278	3,685
	MSC Industrial Direct
	Co. Inc. Class A	41,610	3,577
	Orbital ATK Inc.	33,013	3,247
*	Zebra Technologies Corp.	30,202	3,036
	Graco Inc.	27,607	3,017
	CH Robinson Worldwide Inc.	39,317	2,700
	ITT Inc.	64,187	2,579
	Allison Transmission
	Holdings Inc.	68,172	2,557
*	Conduent Inc.	159,197	2,538
*	Spirit Airlines Inc.	41,357	2,136
	Arconic Inc.	78,271	1,773
	Republic Services Inc.
	Class A	19,556	1,246
*	Clean Harbors Inc.	13,300	743
*	Quanta Services Inc.	22,471	740
*	JetBlue Airways Corp.	32,396	740
*	AECOM	22,185	717
*	Colfax Corp.	17,954	707
*	WESCO International Inc.	11,627	666
*	Trimble Inc.	16,800	599
*	CoStar Group Inc.	2,219	585
	Pentair plc	6,124	407
	Ryder System Inc.	5,166	372
	Spirit AeroSystems
	Holdings Inc. Class A	4,357	252
	American Airlines Group Inc.	4,847	244

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Fluor Corp.	3,441	158
	RR Donnelley & Sons Co.	1,398	18
			871,466
Technology (18.7%)
	Apple Inc.	1,942,330	279,734
	Microsoft Corp.	2,636,088	181,706
*	Facebook Inc. Class A	792,315	119,624
*	Alphabet Inc. Class A	105,243	97,842
*	Alphabet Inc. Class C	105,630	95,989
	Oracle Corp.	1,072,296	53,765
	Cisco Systems Inc.	1,517,157	47,487
	International Business
	Machines Corp.	300,425	46,214
	Intel Corp.	1,357,284	45,795
	NVIDIA Corp.	235,253	34,008
	Broadcom Ltd.	145,562	33,923
	Texas Instruments Inc.	389,186	29,940
*	Adobe Systems Inc.	203,973	28,850
	QUALCOMM Inc.	473,432	26,143
*	salesforce.com Inc.	275,923	23,895
	Applied Materials Inc.	532,975	22,017
	Activision Blizzard Inc.	292,430	16,835
	Intuit Inc.	126,429	16,791
	Cognizant Technology
	Solutions Corp. Class A	249,738	16,583
	Corning Inc.	477,384	14,345
	Lam Research Corp.	96,753	13,684
	Hewlett Packard
	Enterprise Co.	808,655	13,416
*	Autodesk Inc.	129,138	13,020
	Amphenol Corp. Class A	165,003	12,181
	DXC Technology Co.	148,213	11,371
*	Micron Technology Inc.	329,512	9,839
*	Cadence Design
	Systems Inc.	293,674	9,835
	Analog Devices Inc.	125,312	9,749
*	Synopsys Inc.	132,555	9,667
	Symantec Corp.	315,666	8,918
	Western Digital Corp.	98,249	8,705
	KLA-Tencor Corp.	90,426	8,275
*	Citrix Systems Inc.	103,448	8,232
	Juniper Networks Inc.	288,825	8,052
*	Arrow Electronics Inc.	101,793	7,983
	CDK Global Inc.	123,048	7,636
	HP Inc.	434,070	7,588
	Teradyne Inc.	235,865	7,083
	Brocade Communications
	Systems Inc.	531,669	6,704
*	Teradata Corp.	209,161	6,168
*	Electronic Arts Inc.	56,496	5,973
	Dolby Laboratories Inc.
	Class A	115,638	5,662
	NetApp Inc.	137,603	5,511
	CSRA Inc.	171,247	5,437

	DST Systems Inc.	85,404	5,269
	Xilinx Inc.	81,750	5,258
*	NCR Corp.	121,998	4,982
*	Gartner Inc.	39,226	4,845
*	ServiceNow Inc.	42,424	4,497
	Avnet Inc.	108,316	4,211
	CA Inc.	109,686	3,781
	Skyworks Solutions Inc.	38,209	3,666
	Microchip Technology Inc.	43,580	3,364
	SS&C Technologies
	Holdings Inc.	85,064	3,267
	Motorola Solutions Inc.	36,182	3,138
*	Twitter Inc.	174,221	3,113
*	CommScope Holding
	Co. Inc.	77,820	2,959
*	IAC/InterActiveCorp	27,461	2,835
*	Workday Inc. Class A	28,150	2,731
*	VeriSign Inc.	27,631	2,569
*	F5 Networks Inc.	16,476	2,093
*	Dell Technologies Inc.
	Class V	31,964	1,953
*	Qorvo Inc.	24,546	1,554
	Harris Corp.	13,240	1,444
*	Palo Alto Networks Inc.	10,267	1,374
*	ANSYS Inc.	8,778	1,068
*	PTC Inc.	18,751	1,034
*	Fortinet Inc.	27,357	1,024
*	Red Hat Inc.	10,084	966
	Leidos Holdings Inc.	15,371	795
	Amdocs Ltd.	11,987	773
*	Nutanix Inc.	36,620	738
*	Black Knight Financial
	Services Inc. Class A	16,522	677
*	Arista Networks Inc.	4,490	673
*	IPG Photonics Corp.	4,591	666
*	Guidewire Software Inc.	9,348	642
*	FireEye Inc.	42,020	639
*	Tableau Software Inc.
	Class A	10,322	632
*	Ultimate Software Group Inc.	2,983	627
*	GoDaddy Inc. Class A	14,746	626
*	VMware Inc. Class A	7,111	622
*	Zynga Inc. Class A	168,731	614
*	Match Group Inc.	33,870	589
*	Nuance
	Communications Inc.	33,487	583
*	Groupon Inc. Class A	151,535	582
*	ON Semiconductor Corp.	41,216	579
*	Splunk Inc.	8,603	489
*	CommerceHub Inc.	23,928	417
*	Atlassian Corp. plc Class A	10,270	361
*	EchoStar Corp. Class A	4,300	261
*	CommerceHub Inc. Class A	14,126	246
	Sabre Corp.	8,123	177

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Inovalon Holdings Inc.
	Class A	11,500	151
*	ARRIS International plc	5,100	143
			1,528,472
Utilities (5.0%)
	AT&T Inc.	1,872,980	70,668
	Verizon Communications
	Inc.	1,170,595	52,279
	Duke Energy Corp.	298,044	24,913
	NextEra Energy Inc.	177,540	24,879
	Southern Co.	356,794	17,083
	PG&E Corp.	215,510	14,303
	Sempra Energy	116,390	13,123
	Edison International	162,181	12,681
	Exelon Corp.	351,421	12,676
*	T-Mobile US Inc.	195,494	11,851
	WEC Energy Group Inc.	187,296	11,496
	Consolidated Edison Inc.	141,599	11,444
	Dominion Energy Inc.	142,027	10,884
	Eversource Energy	172,448	10,469
*	Level 3 Communications
	Inc.	170,555	10,114
	American Water Works
	Co. Inc.	117,032	9,123
	CMS Energy Corp.	190,417	8,807
	UGI Corp.	154,238	7,467
	NiSource Inc.	276,272	7,006
	Atmos Energy Corp.	83,514	6,927
	Aqua America Inc.	183,416	6,108
	PPL Corp.	154,847	5,986
*	Sprint Corp.	728,131	5,978
	DTE Energy Co.	56,142	5,939
	CenterPoint Energy Inc.	213,368	5,842
	SCANA Corp.	80,345	5,384
	Telephone & Data
	Systems Inc.	167,926	4,660
	American Electric
	Power Co. Inc.	60,633	4,212
*	United States Cellular
	Corp.	105,484	4,042
	AES Corp.	342,688	3,807
*	Calpine Corp.	201,394	2,725
	Alliant Energy Corp.	66,238	2,661
*	Zayo Group Holdings Inc.	69,558	2,149
	NRG Energy Inc.	81,065	1,396
	Entergy Corp.	15,547	1,194
	Public Service Enterprise
	Group Inc.	10,098	434
	FirstEnergy Corp.	1,092	32
			410,742
Total Common Stocks
(Cost $3,672,448)			8,162,080

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2	Vanguard Market
	Liquidity Fund,
	1.181%	118,348	11,837

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill,
	0.982%–0.987%,
	9/7/17	500	499
3	United States Treasury Bill,
	0.923%, 9/21/17	300	299
3	United States Treasury Bill,
	0.978%, 10/5/17	200	200
			998
Total Temporary Cash Investments
(Cost $12,834)			12,835
Total Investments (100.0%)
(Cost $3,685,282)			8,174,915

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	536
Receivables for Accrued Income	7,195
Receivables for Capital Shares Issued	1,621
Other Assets	23
Total Other Assets	9,375
Liabilities
Payables for Investment Securities
Purchased	(18)
Payables for Capital Shares Redeemed	(1,548)
Payables to Vanguard	(4,370)
Total Liabilities	(5,936)
Net Assets (100%)	8,178,354

Tax-Managed Capital Appreciation Fund

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	3,769,861
Overdistributed Net Investment Income	(1,462)
Accumulated Net Realized Losses	(79,593)
Unrealized Appreciation (Depreciation)
Investment Securities	4,489,633
Futures Contracts	(85)
Net Assets	8,178,354

Admiral Shares—Net Assets
Applicable to 60,304,906 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,479,518
Net Asset Value Per Share—
Admiral Shares	$124.03

Institutional Shares—Net Assets
Applicable to 11,339,045 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	698,836
Net Asset Value Per Share—
Institutional Shares	$61.63

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $599,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June30,2017
($000)
Investment Income
Income
Dividends	69,342
Interest[1]	81
Total Income	69,423
Expenses
The Vanguard Group—Note B
Investment Advisory Services	953
Management and Administrative—Admiral Shares	2,092
Management and Administrative—Institutional Shares	110
Marketing and Distribution—Admiral Shares	179
Marketing and Distribution—Institutional Shares	5
Custodian Fees	33
Shareholders’ Reports—Admiral Shares	53
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	3,427
Net Investment Income	65,996
Realized Net Gain (Loss)
Investment Securities Sold[1]	19,672
Futures Contracts	1,054
Realized Net Gain (Loss)	20,726
Change in Unrealized Appreciation (Depreciation)
Investment Securities	627,200
Futures Contracts	32
Change in Unrealized Appreciation (Depreciation)	627,232
Net Increase (Decrease) in Net Assets Resulting from Operations	713,954
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $76,000 and ($5,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	65,996	128,460
Realized Net Gain (Loss)	20,726	26,182
Change in Unrealized Appreciation (Depreciation)	627,232	641,610
Net Increase (Decrease) in Net Assets Resulting from Operations	713,954	796,252
Distributions
Net Investment Income
Admiral Shares	(58,512)	(117,677)
Institutional Shares	(5,543)	(10,981)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(64,055)	(128,658)
Capital Share Transactions
Admiral Shares	90,598	199,321
Institutional Shares	31,959	(7,556)
Net Increase (Decrease) from Capital Share Transactions	122,557	191,765
Total Increase (Decrease)	772,456	859,359
Net Assets
Beginning of Period	7,405,898	6,546,539
End of Period[1]	8,178,354	7,405,898
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,462,000) and ($3,403,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$114.08	$103.75	$103.82	$93.70	$71.17	$62.36
Investment Operations
Net Investment Income	1.004	2.004	1.764	1.633	1.414	1.384
Net Realized and Unrealized Gain (Loss)
on Investments	9.921	10.332	(.082)	10.103	22.537	8.806
Total from Investment Operations	10.925	12.336	1.682	11.736	23.951	10.190
Distributions
Dividends from Net Investment Income	(.975)	(2.006)	(1.752)	(1.616)	(1.421)	(1.380)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.975)	(2.006)	(1.752)	(1.616)	(1.421)	(1.380)
Net Asset Value, End of Period	$124.03	$114.08	$103.75	$103.82	$93.70	$71.17

Total Return[1]	9.59%	12.01%	1.68%	12.52%	33.67%	16.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,480	$6,793	$5,982	$5,760	$5,040	$3,702
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.72%	1.89%	1.69%	1.66%	1.71%	1.96%
Portfolio Turnover Rate	7%[2]	8%[2]	10%[2]	6%	4%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$56.69	$51.55	$51.59	$46.56	$35.36	$30.98
Investment Operations
Net Investment Income	.517	1.011	.897	.830	.719	.702
Net Realized and Unrealized Gain (Loss)
on Investments	4.916	5.141	(.046)	5.022	11.203	4.379
Total from Investment Operations	5.433	6.152	.851	5.852	11.922	5.081
Distributions
Dividends from Net Investment Income	(. 493)	(1.012)	(. 891)	(. 822)	(.722)	(.701)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 493)	(1.012)	(. 891)	(. 822)	(.722)	(.701)
Net Asset Value, End of Period	$61.63	$56.69	$51.55	$51.59	$46.56	$35.36

Total Return	9.60%	12.06%	1.71%	12.56%	33.73%	16.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$699	$613	$564	$530	$468	$317
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.92%	1.73%	1.70%	1.75%	2.00%
Portfolio Turnover Rate	7%[1]	8%[1]	10%[1]	6%	4%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearing-house imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Capital Appreciation Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $536,000, representing 0.01% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Capital Appreciation Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,162,080	—	—
Temporary Cash Investments	11,837	998	—
Futures Contracts—Assets[1]	5	—	—
Total	8,173,922	998	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	120	14,525	(85)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $31,566,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Tax-Managed Capital Appreciation Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $68,870,000 to offset future net capital gains. Of this amount, $8,140,000 is subject to expiration on December 31, 2018. Capital losses of $60,730,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $3,685,282,000. Net unrealized appreciation of investment securities for tax purposes was $4,489,633,000, consisting of unrealized gains of $4,492,165,000 on securities that had risen in value since their purchase and $2,532,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $464,006,000 of investment securities and sold $326,186,000 of investment securities, other than temporary cash investments. Sales include $55,619,000 in connection with in-kind redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	311,817	2,581	503,273	4,783
Issued in Lieu of Cash Distributions	43,354	355	88,011	814
Redeemed	(264,573)	(2,181)	(391,963)	(3,706)
Net Increase (Decrease)—Admiral Shares	90,598	755	199,321	1,891
Institutional Shares
Issued	34,655	577	7,423	137
Issued in Lieu of Cash Distributions	3,332	55	6,211	116
Redeemed	(6,028)	(100)	(21,190)	(391)
Net Increase (Decrease)—Institutional Shares	31,959	532	(7,556)	(138)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.09%	0.06%
30-Day SEC Yield	1.28%	1.31%

Portfolio Characteristics
			DJ
			U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund	600 Index	Index
Number of Stocks	594	601	3,800
Median Market Cap	$1.7B	$1.6B	$59.8B
Price/Earnings Ratio	23.4x	23.5x	21.2x
Price/Book Ratio	2.2x	2.1x	2.9x
Return on Equity	9.5%	9.4%	16.3%
Earnings Growth Rate	7.8%	8.2%	10.0%
Dividend Yield	1.2%	1.3%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	42%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	FA Index
Consumer Discretionary	15.9%	15.8%	12.7%
Consumer Staples	3.0	3.0	8.0
Energy	2.7	2.8	5.6
Financials	16.4	16.4	15.0
Health Care	12.6	12.7	14.0
Industrials	19.0	19.0	10.8
Information Technology	14.5	14.5	21.4
Materials	5.3	5.2	3.3
Real Estate	6.8	6.8	4.1
Telecommunication
Services	1.0	1.0	1.9
Utilities	2.8	2.8	3.2

Volatility Measures
		DJ
	S&P	U.S. Total
	SmallCap	Market
	600 Index	FA Index
R-Squared	1.00	0.68
Beta	0.99	1.12
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
MKS Instruments Inc.	Semiconductor
	Equipment	0.5%
Spire Inc.	Gas Utilities	0.5
ALLETE Inc.	Electric Utilities	0.5
Healthcare Services	Diversified Support
Group Inc.	Services	0.5
Chemed Corp.	Health Care Services	0.4
Lumentum Holdings Inc. Communications
	Equipment	0.4
ProAssurance Corp.	Property & Casualty
	Insurance	0.4
Integra LifeSciences	Health Care
Holdings Corp.	Equipment	0.4
Sterling Bancorp	Regional Banks	0.4
Nektar Therapeutics	Pharmaceuticals	0.4
Top Ten		4.4%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.09% for Admiral Shares and 0.06% for Institutional Shares.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception Date	One Year	Five Years	Ten Years
Admiral Shares	3/25/1999	21.97%	15.33%	8.48%
Institutional Shares	4/21/1999	21.99	15.37	8.53

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (15.8%)
	Marriott Vacations
	Worldwide Corp.	174,974	20,603
	Wolverine World Wide Inc.	728,871	20,416
	ILG Inc.	729,222	20,046
*	Five Below Inc.	404,870	19,988
*	RH	290,190	18,723
	LCI Industries	176,652	18,089
*	Dorman Products Inc.	217,572	18,008
*	Dave & Buster’s
	Entertainment Inc.	269,089	17,897
	Lithia Motors Inc. Class A	180,003	16,962
*	iRobot Corp.	196,575	16,540
*	Steven Madden Ltd.	395,565	15,803
*	Ollie’s Bargain Outlet
	Holdings Inc.	370,545	15,785
	Boyd Gaming Corp.	593,831	14,733
*	TopBuild Corp.	264,240	14,023
	Children’s Place Inc.	134,968	13,780
*	Penn National Gaming Inc.	617,228	13,209
*	Cooper-Standard
	Holdings Inc.	126,681	12,778
*	Select Comfort Corp.	350,382	12,435
	La-Z-Boy Inc.	361,759	11,757
*	Meritage Homes Corp.	275,718	11,635
*	Shutterfly Inc.	241,862	11,488
	Nutrisystem Inc.	218,768	11,387
*	JC Penney Co. Inc.	2,434,462	11,320
	Core-Mark Holding
	Co. Inc.	333,793	11,035
*	Scientific Games Corp.
	Class A	411,593	10,743
	Time Inc.	734,334	10,538
	Bob Evans Farms Inc.	143,978	10,342
	MDC Holdings Inc.	292,210	10,324
	Group 1 Automotive Inc.	161,842	10,248
*	Gentherm Inc.	261,385	10,142

	Monro Muffler Brake Inc.	234,934	9,809
*	American Axle &
	Manufacturing
	Holdings Inc.	626,450	9,773
*	Vista Outdoor Inc.	409,568	9,219
	Caleres Inc.	322,782	8,967
	DSW Inc. Class A	503,081	8,905
*	Fox Factory Holding Corp.	245,133	8,727
*	Asbury Automotive
	Group Inc.	153,953	8,706
	Sonic Corp.	328,201	8,694
	Callaway Golf Co.	661,147	8,449
	Scholastic Corp.	190,593	8,308
*	G-III Apparel Group Ltd.	331,275	8,265
	Standard Motor
	Products Inc.	156,350	8,165
	Sturm Ruger & Co. Inc.	130,655	8,120
*	Cavco Industries Inc.	60,823	7,886
*	Belmond Ltd. Class A	581,786	7,738
*	Installed Building
	Products Inc.	141,717	7,504
	Gannett Co. Inc.	854,742	7,453
	PetMed Express Inc.	181,348	7,363
	Oxford Industries Inc.	117,603	7,349
	Capella Education Co.	84,671	7,248
*	EW Scripps Co. Class A	406,736	7,244
	Strayer Education Inc.	77,662	7,240
	Winnebago Industries Inc.	206,834	7,239
*	Universal Electronics Inc.	107,098	7,160
	Abercrombie & Fitch Co.	572,010	7,116
	Wingstop Inc.	209,425	6,471
*	Red Robin Gourmet
	Burgers Inc.	98,740	6,443
	Guess? Inc.	489,841	6,260
	Ethan Allen Interiors Inc.	191,137	6,174
*	M/I Homes Inc.	205,053	5,854
	World Wrestling
	Entertainment Inc.
	Class A	281,632	5,737

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Lumber Liquidators
	Holdings Inc.	215,501	5,400
	New Media Investment
	Group Inc.	398,127	5,367
	Marcus Corp.	177,651	5,365
	Ruth’s Hospitality
	Group Inc.	245,939	5,349
	Sonic Automotive Inc.
	Class A	267,328	5,200
*	BJ’s Restaurants Inc.	138,159	5,146
*	LGI Homes Inc.	127,819	5,136
	Tile Shop Holdings Inc.	245,385	5,067
*	William Lyon Homes
	Class A	203,249	4,906
	Finish Line Inc. Class A	335,357	4,752
	Rent-A-Center Inc.	402,203	4,714
*	Career Education Corp.	488,368	4,688
	Buckle Inc.	261,328	4,652
*	Shake Shack Inc. Class A	126,272	4,404
*	Unifi Inc.	139,465	4,296
*	Crocs Inc.	556,605	4,291
	DineEquity Inc.	97,203	4,282
	Tailored Brands Inc.	381,374	4,256
*	Nautilus Inc.	220,971	4,232
*	Fiesta Restaurant
	Group Inc.	198,911	4,108
*	Motorcar Parts of
	America Inc.	142,405	4,022
	Haverty Furniture
	Cos. Inc.	154,586	3,880
	Cato Corp. Class A	211,618	3,722
*	MarineMax Inc.	190,387	3,722
	Superior Industries
	International Inc.	180,756	3,715
	Movado Group Inc.	146,908	3,709
*	Hibbett Sports Inc.	175,343	3,638
*	Barnes & Noble
	Education Inc.	340,096	3,615
	Barnes & Noble Inc.	471,927	3,587
*	Iconix Brand Group Inc.	496,908	3,434
*	Francesca’s Holdings Corp.	312,626	3,420
*	Biglari Holdings Inc.	8,553	3,419
*	Genesco Inc.	97,474	3,304
*	Chuy’s Holdings Inc.	134,505	3,147
*	American Public
	Education Inc.	124,435	2,943
*	Monarch Casino &
	Resort Inc.	96,303	2,913
*	FTD Cos. Inc.	131,507	2,630
*	Zumiez Inc.	211,817	2,616
*	Ascena Retail Group Inc.	1,182,607	2,543
*	El Pollo Loco Holdings Inc.	171,895	2,381
*	Perry Ellis International Inc.	121,093	2,357
	Big 5 Sporting Goods Corp.	155,557	2,030

	Fred’s Inc. Class A	189,290	1,747
*	Vera Bradley Inc.	175,282	1,714
	Shoe Carnival Inc.	61,647	1,287
*	Ruby Tuesday Inc.	481,161	967
*	Regis Corp.	75,926	780
*	Kirkland’s Inc.	47,397	487
	Stein Mart Inc.	39,890	67
			843,770
Consumer Staples (3.0%)
*	Darling Ingredients Inc.	1,206,816	18,995
	B&G Foods Inc.	485,796	17,294
	Sanderson Farms Inc.	144,198	16,677
	J&J Snack Foods Corp.	105,169	13,890
	Universal Corp.	186,365	12,058
	WD-40 Co.	96,174	10,613
*	Cal-Maine Foods Inc.	213,454	8,453
	Coca-Cola Bottling Co.
	Consolidated	34,536	7,904
	Calavo Growers Inc.	114,313	7,893
*	Central Garden & Pet
	Co. Class A	248,378	7,456
	SpartanNash Co.	282,814	7,342
*	SUPERVALU Inc.	2,058,779	6,773
	Andersons Inc.	195,611	6,680
	Inter Parfums Inc.	113,588	4,163
	John B Sanfilippo &
	Son Inc.	60,553	3,822
	Medifast Inc.	78,063	3,237
*	Central Garden & Pet Co.	77,409	2,461
*	Seneca Foods Corp.
	Class A	56,271	1,747
			157,458
Energy (2.7%)
	US Silica Holdings Inc.	548,173	19,455
*	PDC Energy Inc.	422,901	18,231
*	McDermott
	International Inc.	2,143,048	15,366
*	SRC Energy Inc.	1,567,275	10,548
	Noble Corp. plc	2,071,426	7,499
*	Unit Corp.	329,810	6,177
*	Exterran Corp.	228,069	6,089
	Archrock Inc.	533,677	6,084
*	Helix Energy Solutions
	Group Inc.	1,036,903	5,848
*	Denbury Resources Inc.	3,633,270	5,559
	Green Plains Inc.	266,267	5,472
*	Atwood Oceanics Inc.	634,600	5,172
*	Newpark Resources Inc.	664,966	4,887
*	REX American
	Resources Corp.	50,561	4,882
*	SEACOR Holdings Inc.	130,506	4,476
*	TETRA Technologies Inc.	1,198,418	3,344
*	Bill Barrett Corp.	648,357	1,990
*	Cloud Peak Energy Inc.	525,564	1,855

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Geospace Technologies
	Corp.	133,375	1,845
*	Matrix Service Co.	192,439	1,799
*	Contango Oil & Gas Co.	238,794	1,586
	Gulf Island Fabrication Inc.	135,341	1,570
*	Era Group Inc.	165,285	1,564
*	CARBO Ceramics Inc.	187,863	1,287
*	Pioneer Energy Services
	Corp.	535,616	1,098
*	Carrizo Oil & Gas Inc.	45,251	788
*	Northern Oil and Gas Inc.	362,657	508
			144,979
Financials (16.3%)
	ProAssurance Corp.	385,834	23,459
	Sterling Bancorp	966,391	22,469
	Selective Insurance
	Group Inc.	430,399	21,541
	First Financial
	Bankshares Inc.	481,277	21,272
	FirstCash Inc.	363,219	21,176
	Evercore Partners Inc.
	Class A	294,004	20,727
	Glacier Bancorp Inc.	547,823	20,056
	Community Bank
	System Inc.	351,287	19,591
	Interactive Brokers
	Group Inc.	498,851	18,667
	Great Western
	Bancorp Inc.	427,853	17,461
	American Equity
	Investment Life
	Holding Co.	656,598	17,255
	Hope Bancorp Inc.	916,057	17,084
	Columbia Banking
	System Inc.	420,096	16,741
	CVB Financial Corp.	737,256	16,537
	Old National Bancorp	945,452	16,309
	RLI Corp.	287,102	15,681
	Financial Engines Inc.	427,128	15,633
	United Community
	Banks Inc.	515,809	14,339
	Astoria Financial Corp.	683,984	13,782
*	PRA Group Inc.	354,954	13,453
	Independent Bank Corp.	199,956	13,327
*	Green Dot Corp. Class A	341,632	13,163
	First Midwest Bancorp Inc.	560,583	13,067
	Ameris Bancorp	267,608	12,899
	First Financial Bancorp	453,355	12,558
	NBT Bancorp Inc.	334,657	12,366
	Apollo Commercial Real
	Estate Finance Inc.	663,690	12,311
	ServisFirst Bancshares Inc.	329,769	12,165
	LegacyTexas Financial
	Group Inc.	316,120	12,054

	Horace Mann Educators
	Corp.	302,175	11,422
	Simmons First National
	Corp. Class A	215,817	11,417
	Northwest Bancshares Inc.	703,926	10,988
	Employers Holdings Inc.	258,342	10,928
	Provident Financial
	Services Inc.	429,816	10,909
	Waddell & Reed
	Financial Inc. Class A	576,569	10,886
	Westamerica
	Bancorporation	193,993	10,871
	Banner Corp.	190,572	10,769
*	Walker & Dunlop Inc.	213,829	10,441
	Navigators Group Inc.	187,187	10,277
	City Holding Co.	150,182	9,892
	Boston Private Financial
	Holdings Inc.	622,079	9,549
*	LendingTree Inc.	54,405	9,369
	S&T Bancorp Inc.	259,656	9,311
*	BofI Holding Inc.	377,728	8,960
	WisdomTree
	Investments Inc.	877,545	8,925
	AMERISAFE Inc.	151,093	8,605
	Brookline Bancorp Inc.	581,551	8,491
	First Commonwealth
	Financial Corp.	664,302	8,423
	Stewart Information
	Services Corp.	181,341	8,229
	Infinity Property &
	Casualty Corp.	86,139	8,097
	Banc of California Inc.	372,231	8,003
	Central Pacific Financial
	Corp.	253,792	7,987
*	Encore Capital Group Inc.	190,270	7,639
	Southside Bancshares Inc.	217,506	7,600
	Safety Insurance Group Inc.	110,998	7,581
	United Fire Group Inc.	171,693	7,565
	Tompkins Financial Corp.	93,856	7,388
*	First BanCorp	1,196,523	6,928
	Hanmi Financial Corp.	243,503	6,928
	National Bank Holdings
	Corp. Class A	203,896	6,751
	Piper Jaffray Cos.	110,908	6,649
	Universal Insurance
	Holdings Inc.	259,572	6,541
	TrustCo Bank Corp. NY	804,862	6,238
	Northfield Bancorp Inc.	340,280	5,836
	Virtus Investment
	Partners Inc.	51,890	5,757
*	Customers Bancorp Inc.	201,961	5,711
*	HomeStreet Inc.	201,896	5,587
	Investment Technology
	Group Inc.	257,745	5,474

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Oritani Financial Corp.	314,113	5,356
	Dime Community
	Bancshares Inc.	269,474	5,282
*	Donnelley Financial
	Solutions Inc.	214,019	4,914
	Bank Mutual Corp.	529,181	4,842
	OFG Bancorp	479,271	4,793
*	INTL. FCStone Inc.	125,603	4,743
*	World Acceptance Corp.	57,958	4,342
	Fidelity Southern Corp.	189,698	4,336
	HCI Group Inc.	82,042	3,854
	Maiden Holdings Ltd.	328,398	3,645
*	Enova International Inc.	237,000	3,519
	Opus Bank	135,800	3,286
*	eHealth Inc.	165,560	3,113
*	EZCORP Inc. Class A	368,411	2,837
	Capstead Mortgage Corp.	244,634	2,552
	Greenhill & Co. Inc.	102,160	2,053
	United Insurance
	Holdings Corp.	123,375	1,941
			871,473
Health Care (12.5%)
	Chemed Corp.	116,451	23,818
*	Integra LifeSciences
	Holdings Corp.	420,770	22,936
*	Nektar Therapeutics
	Class A	1,137,949	22,247
	Cantel Medical Corp.	259,184	20,193
*	Medicines Co.	527,950	20,067
*	Neogen Corp.	270,054	18,663
*	ICU Medical Inc.	107,540	18,551
*	Ligand Pharmaceuticals Inc.	141,062	17,125
*	HealthEquity Inc.	325,975	16,243
*	Supernus
	Pharmaceuticals Inc.	372,481	16,054
*	Haemonetics Corp.	373,060	14,732
*	Cambrex Corp.	233,101	13,928
*	Merit Medical Systems Inc.	363,209	13,856
*	AMN Healthcare
	Services Inc.	351,410	13,723
*	Myriad Genetics Inc.	510,723	13,197
*	Magellan Health Inc.	175,102	12,765
*	Amedisys Inc.	202,479	12,718
*	Select Medical
	Holdings Corp.	813,232	12,483
*	Omnicell Inc.	271,954	11,721
*	Repligen Corp.	281,543	11,667
*	HMS Holdings Corp.	615,948	11,395
*	MiMedx Group Inc.	760,243	11,381
*	Inogen Inc.	116,738	11,139
*	Tivity Health Inc.	251,613	10,027
	CONMED Corp.	184,141	9,380
*	Varex Imaging Corp.	275,254	9,304
*	Emergent BioSolutions Inc.	268,369	9,100

*	Natus Medical Inc.	241,228	8,998
*	Integer Holdings Corp.	207,675	8,982
*	Impax Laboratories Inc.	553,056	8,904
*	Community Health
	Systems Inc.	871,500	8,680
	Abaxis Inc.	162,970	8,641
	Ensign Group Inc.	383,524	8,349
*	Momenta
	Pharmaceuticals Inc.	482,637	8,157
*	Innoviva Inc.	612,293	7,837
	Kindred Healthcare Inc.	667,444	7,776
*	LHC Group Inc.	110,670	7,513
*	OraSure Technologies Inc.	417,918	7,213
*	BioTelemetry Inc.	210,254	7,033
	Analogic Corp.	93,991	6,828
*	Almost Family Inc.	103,762	6,397
	Phibro Animal Health
	Corp. Class A	171,017	6,336
*	Orthofix International NV	132,382	6,153
*	PharMerica Corp.	233,759	6,136
	US Physical Therapy Inc.	99,950	6,037
	Luminex Corp.	283,713	5,992
*	Quality Systems Inc.	347,039	5,973
*	Providence Service Corp.	109,851	5,560
*	Acorda Therapeutics Inc.	279,474	5,506
*	Anika Therapeutics Inc.	111,315	5,492
*	HealthStream Inc.	192,580	5,069
*	Diplomat Pharmacy Inc.	335,059	4,959
*	Amphastar
	Pharmaceuticals Inc.	269,893	4,820
*	Heska Corp.	46,578	4,754
*	SciClone
	Pharmaceuticals Inc.	425,091	4,676
*	Spectrum
	Pharmaceuticals Inc.	624,093	4,650
*	Eagle Pharmaceuticals Inc.	58,808	4,639
*	Enanta Pharmaceuticals Inc.	128,706	4,631
*	Lannett Co. Inc.	224,373	4,577
	Meridian Bioscience Inc.	289,879	4,566
*	Cytokinetics Inc.	377,274	4,565
*	CorVel Corp.	90,653	4,301
*	CryoLife Inc.	215,427	4,298
*	AngioDynamics Inc.	260,451	4,222
	Landauer Inc.	74,796	3,912
*	Lantheus Holdings Inc.	221,023	3,901
*	Albany Molecular
	Research Inc.	178,668	3,877
	Invacare Corp.	268,883	3,549
*	Surmodics Inc.	119,784	3,372
*	Cross Country
	Healthcare Inc.	242,785	3,134
	Computer Programs
	& Systems Inc.	94,712	3,107
*	Depomed Inc.	276,495	2,970

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	ANI Pharmaceuticals Inc.	61,863	2,895
	Aceto Corp.	168,135	2,598
	LeMaitre Vascular Inc.	81,133	2,533
*	Sucampo Pharmaceuticals
	Inc. Class A	221,637	2,327
*	Quorum Health Corp.	319,990	1,328
			667,136
Industrials (19.0%)
	Healthcare Services
	Group Inc.	523,591	24,520
	John Bean Technologies
	Corp.	226,155	22,163
	Brink’s Co.	328,386	22,002
	Barnes Group Inc.	349,484	20,455
*	WageWorks Inc.	287,573	19,325
*	On Assignment Inc.	353,022	19,116
	Tetra Tech Inc.	415,762	19,021
*	Hawaiian Holdings Inc.	387,367	18,187
	Knight Transportation Inc.	477,757	17,701
	ABM Industries Inc.	404,236	16,784
*	Moog Inc. Class A	231,558	16,607
	Hillenbrand Inc.	454,930	16,423
	Applied Industrial
	Technologies Inc.	277,532	16,388
	UniFirst Corp.	111,980	15,756
*	Mercury Systems Inc.	350,071	14,734
	Matthews International
	Corp. Class A	235,918	14,450
*	Trex Co. Inc.	213,296	14,432
	Korn/Ferry International	417,711	14,424
	SkyWest Inc.	386,320	13,560
	Allegiant Travel Co.
	Class A	95,860	12,999
	Universal Forest
	Products Inc.	148,502	12,966
	Simpson Manufacturing
	Co. Inc.	288,372	12,605
	Mueller Industries Inc.	411,399	12,527
	Watts Water Technologies
	Inc. Class A	195,478	12,354
*	Proto Labs Inc.	181,063	12,176
*	SPX FLOW Inc.	329,848	12,165
	Apogee Enterprises Inc.	213,942	12,160
	Triumph Group Inc.	373,830	11,813
	Forward Air Corp.	221,626	11,808
	Brady Corp. Class A	347,986	11,797
*	Aerojet Rocketdyne
	Holdings Inc.	553,294	11,508
	Franklin Electric Co. Inc.	276,256	11,437
	ESCO Technologies Inc.	188,962	11,272
	EnPro Industries Inc.	157,206	11,220
	Actuant Corp. Class A	444,653	10,938
	Albany International Corp.	201,429	10,756
	Mobile Mini Inc.	357,723	10,678

	Exponent Inc.	182,909	10,664
	Greenbrier Cos. Inc.	229,631	10,620
	AAON Inc.	287,762	10,604
	AZZ Inc.	185,513	10,352
	Kaman Corp.	199,893	9,969
	Comfort Systems USA Inc.	267,531	9,925
*	American Woodmark Corp.	103,869	9,925
	Wabash National Corp.	451,137	9,916
*	Atlas Air Worldwide
	Holdings Inc.	189,161	9,865
	Matson Inc.	325,221	9,770
*	Harsco Corp.	602,170	9,695
	Interface Inc. Class A	491,991	9,668
*	Axon Enterprise Inc.	382,459	9,615
	Insperity Inc.	134,722	9,565
*	Saia Inc.	182,012	9,337
*	Hub Group Inc. Class A	241,165	9,249
	Tennant Co.	124,983	9,224
	Raven Industries Inc.	271,237	9,032
	Viad Corp.	183,879	8,688
*	Patrick Industries Inc.	118,951	8,666
	Cubic Corp.	184,288	8,532
*	SPX Corp.	338,351	8,513
*	Chart Industries Inc.	244,760	8,500
	Standex International Corp.	92,437	8,384
*	Gibraltar Industries Inc.	233,177	8,313
	US Ecology Inc.	164,454	8,305
*	TrueBlue Inc.	310,517	8,229
	AAR Corp.	234,265	8,143
	Multi-Color Corp.	98,963	8,075
	Briggs & Stratton Corp.	321,221	7,741
	Federal Signal Corp.	445,882	7,740
	Astec Industries Inc.	137,755	7,647
	Heartland Express Inc.	365,231	7,604
	CIRCOR International Inc.	122,897	7,298
*	Navigant Consulting Inc.	352,899	6,973
	Lindsay Corp.	76,805	6,855
	RR Donnelley & Sons Co.	541,439	6,790
*	Lydall Inc.	125,917	6,510
	General Cable Corp.	396,999	6,491
	Encore Wire Corp.	151,048	6,450
	Alamo Group Inc.	70,110	6,367
*	Aerovironment Inc.	164,284	6,276
*	Aegion Corp. Class A	283,628	6,206
*	Team Inc.	246,845	5,788
	Quanex Building Products
	Corp.	271,749	5,747
	Griffon Corp.	258,965	5,684
	Kelly Services Inc. Class A	236,727	5,314
	LSC Communications Inc.	245,445	5,252
*	PGT Innovations Inc.	394,769	5,053
	Marten Transport Ltd.	172,383	4,723
	Essendant Inc.	313,456	4,649
	Insteel Industries Inc.	133,203	4,392

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Titan International Inc.	362,758	4,357
*	Echo Global Logistics Inc.	217,669	4,332
	National Presto Industries
	Inc.	38,946	4,303
*	Engility Holdings Inc.	145,143	4,122
*	DXP Enterprises Inc.	114,187	3,939
*	Veritiv Corp.	87,294	3,928
*	MYR Group Inc.	124,362	3,858
	Heidrick & Struggles
	International Inc.	170,475	3,708
	ArcBest Corp.	173,982	3,584
	Resources Connection Inc.	234,374	3,211
	Powell Industries Inc.	72,449	2,318
*	Vicor Corp.	129,282	2,314
*	Orion Group Holdings Inc.	276,385	2,065
*	Roadrunner Transportation
	Systems Inc.	274,978	1,999
*	CDI Corp.	145,288	850
			1,011,008
Information Technology (14.4%)
	MKS Instruments Inc.	387,786	26,098
*	Lumentum Holdings Inc.	413,077	23,566
*	CACI International Inc.
	Class A	174,448	21,815
*	Sanmina Corp.	537,226	20,468
*	Stamps.com Inc.	119,964	18,579
*	Advanced Energy
	Industries Inc.	278,122	17,992
*	Viavi Solutions Inc.	1,673,397	17,621
*	Semtech Corp.	472,520	16,893
	TiVo Corp.	884,492	16,496
*	Electronics For
	Imaging Inc.	345,454	16,368
*	Itron Inc.	239,174	16,204
*	Anixter International Inc.	206,744	16,167
	Power Integrations Inc.	211,143	15,392
*	Rogers Corp.	132,524	14,395
*	II-VI Inc.	401,212	13,762
*	MicroStrategy Inc. Class A	71,515	13,707
	Cabot Microelectronics
	Corp.	183,581	13,554
*	ExlService Holdings Inc.	233,080	12,955
*	Plexus Corp.	232,551	12,225
*	Fabrinet	281,137	11,993
*	Benchmark Electronics Inc.	352,354	11,381
	Brooks Automation Inc.	514,581	11,161
	Methode Electronics Inc.	270,755	11,155
*	Cardtronics plc Class A	331,491	10,893
*	TTM Technologies Inc.	625,881	10,865
	Progress Software Corp.	350,985	10,842
	Xperi Corp.	356,088	10,611
*	Insight Enterprises Inc.	260,792	10,429
*	Veeco Instruments Inc.	368,550	10,264
*	NETGEAR Inc.	237,219	10,224

*	8x8 Inc.	702,045	10,215
*	OSI Systems Inc.	131,802	9,905
*	Kulicke & Soffa Industries
	Inc.	515,873	9,812
	CSG Systems
	International Inc.	237,837	9,651
	Ebix Inc.	177,487	9,567
*	MaxLinear Inc.	340,776	9,504
*	Sykes Enterprises Inc.	280,025	9,389
*	Rambus Inc.	806,159	9,214
*	Gigamon Inc.	226,909	8,929
*	Oclaro Inc.	947,700	8,852
	Badger Meter Inc.	220,246	8,777
*	Qualys Inc.	212,638	8,676
	NIC Inc.	448,588	8,501
*	Applied Optoelectronics
	Inc.	129,222	7,985
*	SPS Commerce Inc.	124,824	7,959
*	ePlus Inc.	102,772	7,615
	ManTech International
	Corp. Class A	183,277	7,584
*	ScanSource Inc.	185,726	7,485
*	Bottomline Technologies
	de Inc.	284,580	7,311
	ADTRAN Inc.	347,872	7,184
*	CEVA Inc.	156,954	7,134
*	Diodes Inc.	286,802	6,892
*	Super Micro Computer Inc.	274,063	6,756
	MTS Systems Corp.	122,978	6,370
*	Blucora Inc.	286,319	6,070
*	Virtusa Corp.	205,633	6,046
*	Shutterstock Inc.	136,967	6,037
	Monotype Imaging
	Holdings Inc.	328,891	6,019
*	CalAmp Corp.	286,244	5,819
*	FARO Technologies Inc.	145,315	5,493
	CTS Corp.	251,453	5,431
*	Rudolph Technologies Inc. 234,237		5,352
*	Cray Inc.	290,425	5,344
*	Perficient Inc.	277,863	5,179
*	Nanometrics Inc.	200,568	5,072
*	LivePerson Inc.	435,531	4,791
	TeleTech Holdings Inc.	110,849	4,523
	Blackbaud Inc.	51,702	4,433
	Comtech
	Telecommunications
	Corp.	223,230	4,235
	Cohu Inc.	265,323	4,176
*	XO Group Inc.	208,247	3,669
*	VASCO Data Security
	International Inc.	252,646	3,625
	Park Electrochemical Corp.	181,506	3,343
*	Harmonic Inc.	625,242	3,283
	Forrester Research Inc.	80,637	3,157

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Daktronics Inc.	315,020	3,034
*	DSP Group Inc.	222,772	2,584
*	Electro Scientific
	Industries Inc.	291,090	2,399
*	Digi International Inc.	216,417	2,197
*	Agilysys Inc.	199,650	2,020
*	Kopin Corp.	531,825	1,973
	Bel Fuse Inc. Class B	77,055	1,903
*	Liquidity Services Inc.	230,737	1,465
*	DHI Group Inc.	363,499	1,036
*	QuinStreet Inc.	230,197	960
	Black Box Corp.	59,919	512
			766,522
Materials (5.3%)
	HB Fuller Co.	359,618	18,380
	Balchem Corp.	229,727	17,852
*	Ingevity Corp.	305,744	17,550
*	AK Steel Holding Corp.	2,330,456	15,311
	Quaker Chemical Corp.	96,888	14,071
	KapStone Paper and
	Packaging Corp.	651,326	13,437
	Stepan Co.	141,908	12,366
	Innospec Inc.	171,114	11,217
	Kaiser Aluminum Corp.	126,150	11,167
	Neenah Paper Inc.	125,600	10,079
*	Boise Cascade Co.	296,719	9,020
	Schweitzer-Mauduit
	International Inc.	233,517	8,694
*	US Concrete Inc.	104,543	8,212
*	Kraton Corp.	234,038	8,060
*	Century Aluminum Co.	470,516	7,331
*	AdvanSix Inc.	226,694	7,082
	A Schulman Inc.	217,891	6,973
	PH Glatfelter Co.	335,240	6,551
*	Koppers Holdings Inc.	173,036	6,255
	Deltic Timber Corp.	82,157	6,134
	Innophos Holdings Inc.	139,461	6,114
*	Clearwater Paper Corp.	129,222	6,041
	Calgon Carbon Corp.	399,702	6,035
*	SunCoke Energy Inc.	484,588	5,282
	Rayonier Advanced
	Materials Inc.	333,551	5,243
	Materion Corp.	137,064	5,126
*	TimkenSteel Corp.	301,051	4,627
*	Flotek Industries Inc.	439,270	3,927
	Hawkins Inc.	81,446	3,775
	American Vanguard Corp.	206,860	3,568
	Haynes International Inc.	95,911	3,483
	Myers Industries Inc.	184,405	3,310
	Tredegar Corp.	203,090	3,097
	FutureFuel Corp.	190,326	2,872
	Olympic Steel Inc.	103,354	2,013
*	LSB Industries Inc.	185,444	1,916
			282,171

Other (3.3%)
2	Vanguard REIT ETF	2,100,000	174,783
*	Gerber Scientific Inc. CVR	110,699	—
			174,783
Real Estate (3.5%)
	CoreSite Realty Corp.	199,783	20,683
	DiamondRock Hospitality
	Co.	1,025,682	11,231
	EastGroup Properties Inc.	133,506	11,188
	PS Business Parks Inc.	70,631	9,351
	HFF Inc. Class A	254,117	8,836
	Summit Hotel Properties
	Inc.	461,273	8,603
	Sabra Health Care REIT
	Inc.	345,300	8,322
	Lexington Realty Trust	779,396	7,724
	CBL & Associates
	Properties Inc.	876,636	7,390
	RE/MAX Holdings
	Inc. Class A	125,449	7,031
	Government Properties
	Income Trust	367,671	6,732
	Retail Opportunity
	Investments Corp.	339,336	6,512
	LTC Properties Inc.	112,403	5,776
	Four Corners Property
	Trust Inc.	224,248	5,631
	Acadia Realty Trust	199,397	5,543
	Parkway Inc.	225,117	5,153
	CareTrust REIT Inc.	237,800	4,409
	American Assets Trust Inc.	111,463	4,390
	Agree Realty Corp.	94,290	4,325
*	Forestar Group Inc.	234,190	4,016
	National Storage
	Affiliates Trust	168,740	3,900
	Universal Health Realty
	Income Trust	44,447	3,535
	Ramco-Gershenson
	Properties Trust	274,046	3,535
	Pennsylvania REIT	281,298	3,184
	Chesapeake Lodging Trust	123,320	3,018
	Chatham Lodging Trust	145,791	2,929
	Franklin Street
	Properties Corp.	233,366	2,586
	Saul Centers Inc.	42,134	2,443
	Getty Realty Corp.	83,857	2,105
	Kite Realty Group Trust	106,712	2,020
	Urstadt Biddle Properties
	Inc. Class A	73,615	1,458
	Hersha Hospitality Trust
	Class A	75,899	1,405
	Cedar Realty Trust Inc.	160,116	776
	Independence Realty
	Trust Inc.	21,252	210
			185,950

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
Telecommunication Services (1.0%)
	Cogent Communications
	Holdings Inc.	297,662	11,936
	Consolidated
	Communications
	Holdings Inc.	382,988	8,223
*	General Communication
	Inc. Class A	214,331	7,853
*	Iridium Communications
	Inc.	635,477	7,022
	Cincinnati Bell Inc.	339,898	6,645
	ATN International Inc.	79,628	5,450
*	Lumos Networks Corp.	194,752	3,480
	Spok Holdings Inc.	177,933	3,149
			53,758
Utilities (2.7%)
	Spire Inc.	367,964	25,666
	ALLETE Inc.	349,333	25,040
	Avista Corp.	461,513	19,596
	South Jersey Industries Inc.	571,550	19,530
	El Paso Electric Co.	307,167	15,881
	American States Water Co.	286,212	13,569
	California Water Service
	Group	367,075	13,508
	Northwest Natural Gas Co.	208,896	12,502
			145,292
Total Common Stocks
(Cost $3,574,230)			5,304,300
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
3	Vanguard Market Liquidity
	Fund, 1.181%	295,878	29,594

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
	United States Treasury Bill,
	0.982%, 9/7/17	500	499
4	United States Treasury Bill,
	0.990%, 9/21/17	400	399
4	United States Treasury Bill,
	1.003%, 10/5/17	1,400	1,397
			2,295
Total Temporary Cash Investments
(Cost $31,887)			31,889
Total Investments (100.1%)
(Cost $3,606,117)			5,336,189

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	342
Receivables for Investment Securities Sold 11,469
Receivables for Accrued Income	4,128
Receivables for Capital Shares Issued	1,410
Other Assets	19
Total Other Assets	17,368
Liabilities
Payables for Investment Securities
Purchased	(21,287)
Payables for Capital Shares Redeemed	(824)
Payables to Vanguard	(2,427)
Other Liabilities	(59)
Total Liabilities	(24,597)
Net Assets (100%)	5,328,960

Tax-Managed Small-Cap Fund

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	3,699,411
Undistributed Net Investment Income	39
Accumulated Net Realized Losses	(100,694)
Unrealized Appreciation (Depreciation)
Investment Securities	1,730,072
Futures Contracts	132
Net Assets	5,328,960

Admiral Shares—Net Assets
Applicable to 87,926,999 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,953,211
Net Asset Value Per Share—
Admiral Shares	$56.33

Institutional Shares—Net Assets
Applicable to 6,654,895 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	375,749
Net Asset Value Per Share—
Institutional Shares	$56.46

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $1,197,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June30,2017
($000)
Investment Income
Income
Dividends[1]	31,357
Interest[1]	131
Total Income	31,488
Expenses
The Vanguard Group—Note B
Investment Advisory Services	634
Management and Administrative—Admiral Shares	1,392
Management and Administrative—Institutional Shares	59
Marketing and Distribution—Admiral Shares	161
Marketing and Distribution—Institutional Shares	3
Custodian Fees	25
Shareholders’ Reports—Admiral Shares	66
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	2,344
Net Investment Income	29,144
Realized Net Gain (Loss)
Investment Securities Sold[1]	171,437
Futures Contracts	599
Realized Net Gain (Loss)	172,036
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(63,055)
Futures Contracts	341
Change in Unrealized Appreciation (Depreciation)	(62,714)
Net Increase (Decrease) in Net Assets Resulting from Operations	138,466
1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $110,000, and $4,575,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,144	48,816
Realized Net Gain (Loss)	172,036	179,211
Change in Unrealized Appreciation (Depreciation)	(62,714)	768,581
Net Increase (Decrease) in Net Assets Resulting from Operations	138,466	996,608
Distributions
Net Investment Income
Admiral Shares	(24,824)	(45,029)
Institutional Shares	(1,978)	(3,852)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(26,802)	(48,881)
Capital Share Transactions
Admiral Shares	177,761	379,355
Institutional Shares	(11,188)	28,870
Net Increase (Decrease) from Capital Share Transactions	166,573	408,225
Total Increase (Decrease)	278,237	1,355,952
Net Assets
Beginning of Period	5,050,723	3,694,771
End of Period[1]	5,328,960	5,050,723
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $39,000 and ($2,303,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$55.16	$44.37	$45.78	$43.53	$31.16	$27.26
Investment Operations
Net Investment Income	. 309	. 558	. 556	. 463	. 383	. 479
Net Realized and Unrealized Gain (Loss)
on Investments	1.145	10.788	(1.406)	2.242	12.389	3.885
Total from Investment Operations	1.454	11.346	(.850)	2.705	12.772	4.364
Distributions
Dividends from Net Investment Income	(. 284)	(. 556)	(. 560)	(. 455)	(. 402)	(. 464)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 284)	(. 556)	(. 560)	(. 455)	(. 402)	(. 464)
Net Asset Value, End of Period	$56.33	$55.16	$44.37	$45.78	$43.53	$31.16

Total Return[1]	2.65%	25.73%	-1.85%	6.23%	41.00%	16.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,953	$4,671	$3,419	$3,382	$3,143	$2,132
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.12%	1.19%	1.21%	1.06%	1.05%	1.59%
Portfolio Turnover Rate[2]	42%	45%	33%	40%	31%	42%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$55.29	$44.47	$45.88	$43.63	$31.22	$27.33
Investment Operations
Net Investment Income	. 327	. 572	. 576	. 481	. 398	. 492
Net Realized and Unrealized Gain (Loss)
on Investments	1.136	10.818	(1.406)	2.242	12.428	3.888
Total from Investment Operations	1.463	11.390	(.830)	2.723	12.826	4.380
Distributions
Dividends from Net Investment Income	(. 293)	(. 570)	(. 580)	(. 473)	(. 416)	(. 490)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 293)	(. 570)	(. 580)	(. 473)	(. 416)	(. 490)
Net Asset Value, End of Period	$56.46	$55.29	$44.47	$45.88	$43.63	$31.22

Total Return	2.66%	25.78%	-1.80%	6.26%	41.09%	16.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$376	$379	$276	$236	$237	$175
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.15%	1.22%	1.25%	1.10%	1.09%	1.63%
Portfolio Turnover Rate[1]	42%	45%	33%	40%	31%	42%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Small-Cap Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $342,000, representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Small-Cap Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,304,300	—	—
Temporary Cash Investments	29,594	2,295	—
Futures Contracts—Liabilities[1]	(59)	—	—
Total	5,333,835	2,295	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2017	318	22,487	132

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $126,234,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $146,705,000 to offset future net capital gains. Of this amount, $6,546,000 is subject to expiration on December 31, 2017. Capital losses of $140,159,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used

Tax-Managed Small-Cap Fund

before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $3,606,117,000. Net unrealized appreciation of investment securities for tax purposes was $1,730,072,000, consisting of unrealized gains of $1,786,675,000 on securities that had risen in value since their purchase and $56,603,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $1,467,784,000 of investment securities and sold $1,300,921,000 of investment securities, other than temporary cash investments. Sales include $209,676,000 in connection with in-kind redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	633,528	11,430	1,064,794	22,229
Issued in Lieu of Cash Distributions	19,028	345	34,478	699
Redeemed	(474,795)	(8,536)	(719,917)	(15,289)
Net Increase (Decrease)—Admiral Shares	177,761	3,239	379,355	7,639
Institutional Shares
Issued	16,819	304	42,859	950
Issued in Lieu of Cash Distributions	1,275	23	2,469	50
Redeemed	(29,282)	(532)	(16,458)	(345)
Net Increase (Decrease)—Institutional Shares	(11,188)	(205)	28,870	655

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2016	6/30/2017	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,061.05	$0.46
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,095.91	$0.47
Institutional Shares	1,000.00	1,095.98	0.31
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,026.48	$0.45
Institutional Shares	1,000.00	1,026.58	0.30
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.35	$0.45
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares
and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional
Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund, and Vanguard Tax-Managed Small-Cap Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found in the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50%
Bloomberg Barclays 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell
1000 Index and 50% Bloomberg Barclays 1–15 Year Municipal Bond Index thereafter.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification.
Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Vanguard Tax-Managed Balanced Fund is not sponsored, endorsed, issued, sold or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Tax-Managed Balanced Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Tax-Managed Balanced Fund particularly or the ability of the
Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of Vanguard
Tax-Managed Balanced Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard
Tax-Managed Balanced Fund is the licensing of the Barclays Index which is determined, composed and calculated by
Barclays without regard to Vanguard or Vanguard Tax-Managed Balanced Fund or any owners or purchasers of Vanguard
Tax-Managed Balanced Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Tax-Managed Balanced
Fund or the owners of Vanguard Tax-Managed Balanced Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Tax-Managed Balanced Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of Vanguard Tax-Managed Balanced Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF
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MANAGED BALANCED FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA
INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS
RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION
OR PUBLICATION OF THE BLOOMBERG BARCLAYS 1–15 YEAR MUNICIPAL BOND INDEX, AND BARCLAYS SHALL NOT BE
LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT
TO ANY OF THE BLOOMBERG BARCLAYS 1–15 YEAR MUNICIPAL BOND INDEX. BARCLAYS MAKES NO EXPRESS OR
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RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1032 082017

Semiannual Report | June 30, 2017

Vanguard Developed Markets Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	30
Trustees Approve Advisory Arrangement.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Developed Markets Index Fund returned close to 15% for the six months ended June 30, 2017. The return diverged from that of the benchmark index because of temporary price differences arising from fair-value pricing policies (see the Glossary). The fund returned less than its peer group.

• Prospects for the global economy brightened over the period as growth in Europe and Japan was stronger than the markets had expected. Among the largest European markets, Switzerland, France, and Germany returned upward of 16%; the United Kingdom didn’t perform quite as well. Japan, the biggest component of the Pacific region, returned about 11%.

• Nine of the ten market sectors produced double-digit returns. Even with some turbulence, technology finished in the lead, gaining well over 20%. Despite efforts by many oil producers to curb production, supply concerns weighed on prices, contributing to a return of around –4% for the sector.

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	14.59%
FTSE Developed Markets ETF Shares
Market Price	14.85
Net Asset Value	14.69
Admiral™ Shares	14.71
Institutional Shares	14.70
Institutional Plus Shares	14.74
FTSE Developed All Cap ex US Index	13.90
International Funds Average	15.00

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
FTSE
		Developed
		Markets
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.17%	0.07%	0.07%	0.06%	0.05%	1.34%

The fund expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.07% for FTSE Developed
Markets ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: International Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, the eminent investor and commentator Howard Marks published a memo to his clients titled simply “Risk.” In it, Howard distilled the relationship between investors and risk. “When you boil it all down, it’s the investor’s job to intelligently bear risk for profit,” he wrote.

It’s not surprising, then, that everyone from portfolio managers to behavioral economists avidly studies how investors’ reactions to risk influence not only individual investment decisions but also the broader financial markets. I’m a big fan of some of the behavioral finance work being done, which includes studies by our own investment strategists and analysts.

A lens on investor behavior

For example, Vanguard’s Investment Strategy Group introduced a “risk speedometers” report in January to look at how investors are reacting to market developments. This lens on real-world behavior measures the risk investors are taking in a given period by calculating the difference between net cash flows into higher-risk assets, such as stocks, and net cash flows into lower-risk assets, such as Treasuries. The measures are then compared with long-term averages.

In the spring, the risk speedometer spiked. The spike was fueled by investors’ decisions to direct more of their equity

3

dollars to international investments in developed and emerging markets, and their bond dollars to riskier credit categories.

A spiking speedometer seems a fitting analogy for what can happen. I consider myself a responsible driver. Still, when the highway is clear and the weather is nice, I might glance down at the speedometer and find that my right foot has gotten a little heavy.

The same phenomenon is possible with our investment portfolios. Just as our attention can drift from our speed—and the risk level on the road—we can neglect the risk level of our portfolio’s asset allocation. Experience teaches that investors are especially prone to lose sight of risk when markets have been buoyant.

How I manage risk in my own portfolio

Rebalancing—periodically adjusting your asset allocation so it stays in line with your goals and risk tolerance—is one of the best ways I know of to help manage risk. Without rebalancing, your portfolio may end up potentially riskier than you intended and no longer aligned with your goals.

I have a ritual I perform every June and again each December, between Christmas and New Year’s, as I prepare for a series of annual meetings with the Vanguard crew. I’ll set aside some time, review my

Market Barometer
			Total Returns
		Periods Ended June 30, 2017
			Five Years
	Six Months	One Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.27%	18.03%	14.67%
Russell 2000 Index (Small-caps)	4.99	24.60	13.70
Russell 3000 Index (Broad U.S. market)	8.93	18.51	14.58
FTSE All-World ex US Index (International)	13.95	20.53	7.68

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.27%	-0.31%	2.21%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.57	-0.49	3.26
Citigroup Three-Month U.S. Treasury Bill Index	0.30	0.46	0.13

CPI
Consumer Price Index	1.46%	1.63%	1.31%

4

investment portfolio, and, if necessary, rebalance back to my target asset allocation.

My own portfolio is a mix of equity and fixed income funds, and I invest in both actively managed funds and index funds. Most years, I’ll make a minor adjustment to get back to the appropriate asset allocation for my own longer-term goals and risk tolerance. It’s not all that complicated, although my portfolio is a little more complex than some because I own more funds than we’d typically suggest. As chairman of Vanguard’s funds, I feel I should own a significant number of them.

Consider your options

You should consider rebalancing if your target allocation is off by 5 percentage points or more. Admittedly, this is often easier said than done. When an investment has performed exceptionally well, people have a hard time trimming it. They can be led astray by that old (and none-too-helpful) investing saw: Let your winners run.

Fortunately, in recent years we’ve seen all sorts of investors take steps to rebalance. Many of the endowments, foundations, and traditional pension plans that Vanguard serves have good processes built into their investment guidelines to make sure rebalancing takes place on a regular basis. And among investors in defined contribution retirement plans, more and more are using target-date funds, where rebalancing happens automatically.

If you choose to rebalance on your own, use your target asset allocation as your guidepost. Don’t be afraid to buy into bad news. In a sense, don’t worry about the noise of the marketplace. If you work with an advisor, make sure he or she understands the importance you place on your rebalancing ritual.

And remember, the goal of rebalancing is to manage risk, not to avoid it altogether. Risk is inherent in investing—we just want to bear that risk intelligently.

In that insightful memo on risk, Howard Marks included a saying often attributed to Will Rogers: “You’ve got to go out on a limb sometimes because that’s where the fruit is.”

Tim Buckley chosen as Vanguard’s next CEO

In closing, I’ll note senior leadership changes that we announced in July. Our board of directors has elected Vanguard Chief Investment Officer Tim Buckley as president and director of Vanguard. Under the planned transition, Tim will succeed me as Vanguard’s chief executive officer on January 1, 2018.

I’m delighted with our board’s selection of Tim. We first met in 1991 when Tim was interviewing for a job at Vanguard. In the decades since, we’ve worked closely together, and he’s always impressed me as a man of tremendous character and an outstanding leader with a passion for serving our clients. During the transition

5

period, I will work closely with Tim in managing the firm and overseeing its operations.

Replacing Tim as chief investment officer is Greg Davis, who had been global head of Vanguard Fixed Income Group. And succeeding Greg as our fixed income leader is John Hollyer, who most recently served as our global head of investment risk management. I know Greg and John will both do a superb job in their new roles.

As with past successions, I will remain as chairman for a period of time determined by the board. On a personal note, it has been an honor and a privilege to lead Vanguard. Having spent more than half my life at Vanguard, I have come to know many fabulous crew members who are incredibly dedicated to Vanguard’s mission. Please be assured that Tim and the rest of the team will serve you and our other clients extremely well as Vanguard prepares for its next chapter.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2017

Vanguard fund shareholders encouraged to vote in proxy campaign

This summer you will be asked to vote on the election of trustees for all U.S.-domiciled
Vanguard funds. Shareholders will also be asked to vote on several fund policy proposals that we believe are in the best interests of all shareholders.

Vanguard filed a preliminary proxy statement on July 13, 2017, with the U.S. Securities and
Exchange Commission (SEC). Following the SEC’s review, we expect to provide the proxy materials to Vanguard fund shareholders beginning in late August 2017. That’s when you can begin to vote online, by phone, or by mail.

A shareholder meeting is scheduled to be held in Scottsdale, Arizona, on November 15,
2017, when voting will conclude. We encourage you to vote promptly. Please visit
vanguard.com for updates.

6

Developed Markets Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
FTSE
Developed
	Investor	Markets ETF	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VDVIX	VEA	VTMGX	VTMNX	VDIPX
Expense Ratio[1]	0.17%	0.07%	0.07%	0.06%	0.05%

Portfolio Characteristics
			FTSE
		FTSE	Global
		Developed	All Cap ex
		All Cap ex	US
	Fund	US Index	Index
Number of Stocks	3,821	3,775	5,839
Median Market Cap	$27.1B	$27.2B	$24.0B
Price/Earnings Ratio	17.2x	17.2x	16.4x
Price/Book Ratio	1.6x	1.6x	1.6x
Return on Equity	13.2%	13.2%	14.0%
Earnings Growth
Rate	5.9%	5.9%	6.7%
Dividend Yield	2.9%	2.9%	2.9%
Turnover Rate
(Annualized)	4%	—	—
Short-Term
Reserves	0.3%	—	—

Sector Diversification (% of equity exposure)
			FTSE
		FTSE	Global
		Developed	All Cap ex
		All Cap ex	US
	Fund	US Index	Index
Basic Materials	7.6%	7.6%	7.5%
Consumer Goods	17.6	17.7	16.3
Consumer Services	8.2	8.2	8.1
Financials	25.1	25.1	26.0
Health Care	8.9	8.9	7.7
Industrials	16.0	16.0	15.2
Oil & Gas	5.6	5.6	5.9
Technology	4.2	4.1	6.0
Telecommunications	3.6	3.6	4.0
Utilities	3.2	3.2	3.3

Volatility Measures
	Spliced
	Developed	FTSE Global
	ex US	All Cap ex US
	Index	Index
R-Squared	0.97	0.95
Beta	0.94	0.93
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.5%
Samsung Electronics	Consumer
Co. Ltd.	Electronics	1.3
Royal Dutch Shell plc	Integrated Oil & Gas	1.2
Novartis AG	Pharmaceuticals	1.1
Roche Holding AG	Pharmaceuticals	1.0
HSBC Holdings plc	Banks	1.0
Unilever	Personal Products	0.8
Toyota Motor Corp.	Automobiles	0.8
British American
Tobacco plc	Tobacco	0.7
BP plc	Integrated Oil & Gas	0.6
Top Ten		10.0%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.17% for Investor Shares, 0.07% for FTSE Developed Markets
ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares.

7

Developed Markets Index Fund

Market Diversification (% of equity exposure)
			FTSE
		FTSE	Global
		Developed	All Cap ex
		All Cap ex	US
	Fund	US Index	Index
Europe
United
Kingdom	15.7%	15.7%	12.7%
France	8.1	8.1	6.5
Germany	7.9	7.9	6.4
Switzerland	7.1	7.1	5.7
Spain	2.9	2.8	2.3
Sweden	2.8	2.8	2.3
Netherlands	2.8	2.8	2.3
Italy	2.3	2.2	1.8
Denmark	1.5	1.5	1.3
Belgium	1.1	1.1	0.9
Finland	1.0	1.0	0.8
Other	1.3	1.3	1.1
Subtotal	54.5%	54.3%	44.1%
Pacific
Japan	21.4%	21.4%	17.2%
Australia	6.2	6.2	5.0
South Korea	4.5	4.6	3.7
Hong Kong	3.2	3.2	2.6
Singapore	1.2	1.2	1.0
Other	0.3	0.3	0.2
Subtotal	36.8%	36.9%	29.7%
Emerging
Markets	0.0%	0.0%	19.1%
North America
Canada	8.2%	8.3%	6.7%
Middle East	0.5%	0.5%	0.4%

8

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): July 20, 2007, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/19/2013	20.10%	—	3.75%[1]
FTSE Developed Markets ETF
Shares	7/20/2007
Market Price		20.23	9.12%	1.17 [1]
Net Asset Value		20.25	9.09	1.17 [1]
Admiral Shares	8/17/1999	20.30	9.10	1.37
Institutional Shares	1/4/2001	20.17	9.11	1.41
Institutional Plus Shares	4/1/2014	20.30	—	2.84 [1]
1 Return since inception.

9

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	8,427,073	536,102	0.6%
Westpac Banking Corp.	16,351,356	382,852	0.4%
Australia & New Zealand Banking Group Ltd.	14,302,485	315,682	0.4%
National Australia Bank Ltd.	13,021,921	296,230	0.3%
BHP Billiton Ltd.	15,657,226	279,075	0.3%
1 Australia—Other †		3,626,320	4.1%
		5,436,261	6.1%

Austria †		272,127	0.3%

Belgium
Anheuser-Busch InBev SA/NV	3,702,853	408,976	0.5%
Belgium—Other †		529,778	0.6%
		938,754	1.1%
Canada
Royal Bank of Canada	7,189,431	522,021	0.6%
Toronto-Dominion Bank	9,034,454	455,276	0.5%
Bank of Nova Scotia	5,875,699	353,457	0.4%
Enbridge Inc.	7,947,013	316,581	0.4%
Canadian National Railway Co.	3,677,163	298,358	0.3%
1 Canada—Other †		5,329,292	6.0%
		7,274,985	8.2%
Denmark
Novo Nordisk A/S Class B	8,710,042	374,247	0.4%
1 Denmark—Other †		988,182	1.1%
		1,362,429	1.5%

Finland †		878,267	1.0%

10

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
France
TOTAL SA	10,726,901	532,560	0.6%
Sanofi	5,253,771	503,417	0.6%
BNP Paribas SA	5,254,634	378,296	0.4%
LVMH Moet Hennessy Louis Vuitton SE	1,211,653	302,981	0.3%
1 France—Other †		5,382,230	6.1%
		7,099,484	8.0%
Germany
Bayer AG	4,027,357	521,988	0.6%
Siemens AG	3,698,615	508,760	0.6%
SAP SE	4,410,720	461,677	0.5%
Allianz SE	2,212,242	436,569	0.5%
BASF SE	4,461,689	414,086	0.4%
Daimler AG	4,705,290	341,269	0.4%
Deutsche Telekom AG	15,483,446	279,089	0.3%
1 Germany—Other †		3,980,767	4.5%
		6,944,205	7.8%
Hong Kong
AIA Group Ltd.	58,801,118	430,210	0.5%
Hang Seng Bank Ltd.	3,594,112	75,190	0.1%
1 Hong Kong—Other †		2,288,583	2.6%
		2,793,983	3.2%

Ireland †		180,325	0.2%

Israel †		438,631	0.5%

[1]Italy †		1,981,928	2.2%

Japan
Toyota Motor Corp.	12,755,470	670,472	0.8%
Mitsubishi UFJ Financial Group Inc.	63,434,717	427,870	0.5%
SoftBank Group Corp.	4,156,952	337,919	0.4%
Sumitomo Mitsui Financial Group Inc.	6,477,594	252,914	0.3%
Chugai Pharmaceutical Co. Ltd.	1,064,527	39,883	0.0%
Japan—Other †		17,104,569	19.3%
		18,833,627	21.3%

Malta †		—	0.0%

Netherlands
Unilever NV	7,605,272	419,825	0.5%
ING Groep NV	18,884,413	325,998	0.4%
1 Netherlands—Other †		1,734,349	1.9%
		2,480,172	2.8%

New Zealand †		262,789	0.3%

[1]Norway †		549,282	0.6%

Portugal †		148,820	0.2%

11

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Singapore †			1,047,906	1.2%

South Korea
	Samsung Electronics Co. Ltd.	430,364	896,372	1.0%
	Samsung Electronics Co. Ltd. Preference Shares	80,828	131,790	0.1%
	Samsung Electronics Co. Ltd. GDR	80,099	83,044	0.1%
	Hankook Shell Oil Co. Ltd.	3,209	1,127	0.0%
1	South Korea—Other †		2,900,210	3.3%
			4,012,543	4.5%
Spain
	Banco Santander SA	70,008,737	464,851	0.5%
	Banco Bilbao Vizcaya Argentaria SA	32,418,637	270,046	0.3%
1	Spain—Other †		1,771,413	2.0%
			2,506,310	2.8%

[1]Sweden †			2,482,780	2.8%

Switzerland
	Nestle SA	15,102,307	1,317,188	1.5%
	Novartis AG	11,464,944	957,628	1.1%
	Roche Holding AG	3,381,188	863,944	1.0%
	UBS Group AG	16,943,712	288,143	0.3%
	Roche Holding AG (Bearer)	170,363	44,015	0.0%
1	Switzerland—Other †		2,795,995	3.2%
			6,266,913	7.1%
United Kingdom
	HSBC Holdings plc	97,704,915	906,898	1.0%
	British American Tobacco plc	9,030,565	615,372	0.7%
	Royal Dutch Shell plc Class A (London Shares)	21,654,208	575,327	0.6%
	BP plc	93,822,336	541,562	0.6%
	GlaxoSmithKline plc	23,570,242	501,748	0.6%
	Royal Dutch Shell plc Class B	18,316,010	491,722	0.6%
	AstraZeneca plc	6,167,447	413,120	0.5%
	Vodafone Group plc	129,694,904	368,329	0.4%
	Diageo plc	12,052,286	356,168	0.4%
	Unilever plc	5,833,447	315,695	0.4%
	Reckitt Benckiser Group plc	3,037,962	307,969	0.3%
	Lloyds Banking Group plc	347,295,262	299,292	0.3%
	Prudential plc	12,563,330	288,377	0.3%
	Royal Dutch Shell plc Class A	107,983	2,871	0.0%
1	United Kingdom—Other †		7,850,282	8.9%
			13,834,732	15.6%
Total Common Stocks (Cost $77,175,233)			88,027,253	99.3%[2]

12

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.181%	19,621,110	1,962,503	2.2%

5U.S. Government and Agency Obligations †			65,054	0.1%
Total Temporary Cash Investments (Cost $2,027,312)			2,027,557	2.3%[2]
[6]Total Investments (Cost $79,202,545)			90,054,810	101.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			5,693
Receivables for Investment Securities Sold			104
Receivables for Accrued Income			293,624
Receivables for Capital Shares Issued			51,435
Other Assets[7]			144,910
Total Other Assets			495,766	0.6%
Liabilities
Payables for Investment Securities Purchased			(58,505)
Collateral for Securities on Loan			(1,729,223)
Payables for Capital Shares Redeemed			(61,750)
Payables to Vanguard			(23,920)
Other Liabilities			(67,624)
Total Liabilities			(1,941,022)	(2.2%)
Net Assets			88,609,554	100.0%

At June 30, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				80,210,925
Undistributed Net Investment Income				61,467
Accumulated Net Realized Losses				(2,508,651)
Unrealized Appreciation (Depreciation)
Investment Securities				10,852,265
Futures Contracts				(10,568)
Forward Currency Contracts				1,283
Foreign Currencies				2,833
Net Assets				88,609,554

Investor Shares—Net Assets
Applicable to 93,422,313 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				958,753
Net Asset Value Per Share—Investor Shares				$10.26

13

Developed Markets Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 1,348,893,839 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	55,615,335
Net Asset Value Per Share—ETF Shares	$41.23

Admiral Shares—Net Assets
Applicable to 943,044,478 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,500,941
Net Asset Value Per Share—Admiral Shares	$13.26

Institutional Shares—Net Assets
Applicable to 793,870,321 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,537,478
Net Asset Value Per Share—Institutional Shares	$13.27

Institutional Plus Shares—Net Assets
Applicable to 433,667,806 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,997,047
Net Asset Value Per Share—Institutional Plus Shares	$20.75

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate value of these securities was $807,934,000, representing 0.9% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,729,223,000 of collateral received for securities on loan.
5 Securities with a value of $32,041,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $1,606,623,000.
7 Cash of $11,630,000 has been segregated as collateral for open forward currency contracts.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Developed Markets Index Fund

Statement of Operations

Six Months Ended
June30,2017
($000)
Investment Income
Income
Dividends[1]	1,462,644
Interest [2]	1,701
Securities Lending—Net	32,827
Total Income	1,497,172
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,286
Management and Administrative—Investor Shares	599
Management and Administrative—ETF Shares	10,816
Management and Administrative—Admiral Shares	2,270
Management and Administrative—Institutional Shares	1,945
Management and Administrative—Institutional Plus Shares	1,304
Marketing and Distribution—Investor Shares	83
Marketing and Distribution—ETF Shares	1,421
Marketing and Distribution—Admiral Shares	509
Marketing and Distribution—Institutional Shares	131
Marketing and Distribution—Institutional Plus Shares	46
Custodian Fees	4,518
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—ETF Shares	929
Shareholders’ Reports—Admiral Shares	120
Shareholders’ Reports—Institutional Shares	16
Shareholders’ Reports—Institutional Plus Shares	5
Trustees’ Fees and Expenses	22
Total Expenses	27,048
Net Investment Income	1,470,124
Realized Net Gain (Loss)
Investment Securities Sold [2]	(39,626)
Futures Contracts	53,335
Foreign Currencies and Forward Currency Contracts	20,960
Realized Net Gain (Loss)	34,669
Change in Unrealized Appreciation (Depreciation)
Investment Securities	9,019,707
Futures Contracts	(18,219)
Foreign Currencies and Forward Currency Contracts	26,945
Change in Unrealized Appreciation (Depreciation)	9,028,433
Net Increase (Decrease) in Net Assets Resulting from Operations	10,533,226

1 Dividends are net of foreign withholding taxes of $148,855,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $1,531,000 and ($45,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,470,124	1,831,404
Realized Net Gain (Loss)	34,669	(1,712,993)
Change in Unrealized Appreciation (Depreciation)	9,028,433	1,611,578
Net Increase (Decrease) in Net Assets Resulting from Operations	10,533,226	1,729,989
Distributions
Net Investment Income
Investor Shares	(14,263)	(27,425)
ETF Shares	(819,792)	(1,078,670)
Admiral Shares	(185,381)	(278,418)
Institutional Shares	(160,111)	(269,559)
Institutional Plus Shares	(137,718)	(230,942)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,317,265)	(1,885,014)
Capital Share Transactions
Investor Shares	(28,617)	(155,754)
ETF Shares	9,772,165	11,051,278
Admiral Shares	1,485,591	1,786,338
Institutional Shares	252,758	1,016,504
Institutional Plus Shares	555,933	217,224
Net Increase (Decrease) from Capital Share Transactions	12,037,830	13,915,590
Total Increase (Decrease)	21,253,791	13,760,565
Net Assets
Beginning of Period	67,355,763	53,595,198
End of Period[1]	88,609,554	67,355,763
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $61,467,000 and ($98,236,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Financial Highlights

Investor Shares
	Six Months				Dec. 19,
	Ended				2013[1] to
For a Share Outstanding	June 30,	Year Ended December 31,			Dec. 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.09	$9.15	$9.42	$10.34	$10.00
Investment Operations
Net Investment Income	.171	.262	.261	.337	.008
Net Realized and Unrealized Gain (Loss)
on Investments	1.152	(. 054)	(. 276)	(. 919)	. 332
Total from Investment Operations	1.323	.208	(.015)	(.582)	.340
Distributions
Dividends from Net Investment Income	(.153)	(. 268)	(. 255)	(. 338)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.153)	(. 268)	(. 255)	(. 338)	—
Net Asset Value, End of Period	$10.26	$9.09	$9.15	$9.42	$10.34

Total Return[2]	14.59%	2.36%	-0.29%	-5.82%	3.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$959	$875	$1,040	$1,331	$0.1
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to
Average Net Assets	3.50%	3.00%	2.73%	3.22%	2.80%[3]
Portfolio Turnover Rate [4]	4%	11%	3%	4%	13%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$36.51	$36.75	$37.85	$41.53	$35.02	$30.44
Investment Operations
Net Investment Income	.710	1.090	1.096	1.395	1.099	1.035
Net Realized and Unrealized Gain (Loss)
on Investments	4.642	(.216)	(1.125)	(3.681)	6.494	4.591
Total from Investment Operations	5.352	.874	(.029)	(2.286)	7.593	5.626
Distributions
Dividends from Net Investment Income	(.632)	(1.114)	(1.071)	(1.394)	(1.083)	(1.046)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.632)	(1.114)	(1.071)	(1.394)	(1.083)	(1.046)
Net Asset Value, End of Period	$41.23	$36.51	$36.75	$37.85	$41.53	$35.02

Total Return	14.69%	2.51%	-0.21%	-5.71%	22.12%	18.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55,615	$40,243	$29,288	$24,155	$19,021	$10,979
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.60%	3.10%	2.84%	3.33%	2.91%	3.40%
Portfolio Turnover Rate[1]	4%	11%	3%	4%	13%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.74	$11.82	$12.17	$13.35	$11.26	$9.79
Investment Operations
Net Investment Income	.228	.350	.352	.450	.353	.332
Net Realized and Unrealized Gain (Loss)
on Investments	1.495	(.071)	(.358)	(1.180)	2.085	1.474
Total from Investment Operations	1.723	.279	(.006)	(.730)	2.438	1.806
Distributions
Dividends from Net Investment Income	(. 203)	(. 359)	(. 344)	(. 450)	(. 348)	(. 336)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 203)	(. 359)	(. 344)	(. 450)	(. 348)	(. 336)
Net Asset Value, End of Period	$13.26	$11.74	$11.82	$12.17	$13.35	$11.26

Total Return[1]	14.71%	2.45%	-0.18%	-5.66%	22.06%	18.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,501	$9,702	$7,921	$6,068	$2,060	$1,425
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.60%	3.10%	2.84%	3.33%	2.91%	3.40%
Portfolio Turnover Rate [2]	4%	11%	3%	4%	13%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.75	$11.83	$12.18	$13.37	$11.27	$9.79
Investment Operations
Net Investment Income	.229	.352	.354	.452	.356	.336
Net Realized and Unrealized Gain (Loss)
on Investments	1.494	(.072)	(.358)	(1.190)	2.094	1.483
Total from Investment Operations	1.723	.280	(.004)	(.738)	2.450	1.819
Distributions
Dividends from Net Investment Income	(. 203)	(. 360)	(. 346)	(. 452)	(. 350)	(. 339)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 203)	(. 360)	(. 346)	(. 452)	(. 350)	(. 339)
Net Asset Value, End of Period	$13.27	$11.75	$11.83	$12.18	$13.37	$11.27

Total Return	14.70%	2.46%	-0.17%	-5.72%	22.15%	18.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,537	$9,092	$8,093	$7,743	$482	$332
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.61%	3.11%	2.86%	3.35%	2.93%	3.43%
Portfolio Turnover Rate[1]	4%	11%	3%	4%	13%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months			April 1,
	Ended	Year Ended		2014[1] to
For a Share Outstanding	June 30,	December 31,		Dec. 31,
Throughout Each Period	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.37	$18.49	$19.05	$20.90
Investment Operations
Net Investment Income	. 360	. 552	. 558	. 438
Net Realized and Unrealized Gain (Loss) on Investments	2.341	(.107)	(.573)	(1.798)
Total from Investment Operations	2.701	.445	(.015)	(1.360)
Distributions
Dividends from Net Investment Income	(. 321)	(. 565)	(. 545)	(. 490)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 321)	(. 565)	(. 545)	(. 490)
Net Asset Value, End of Period	$20.75	$18.37	$18.49	$19.05

Total Return	14.74%	2.50%	-0.21%	-6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,997	$7,444	$7,253	$5,918
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	3.62%	3.12%	2.87%	2.92%[2]
Portfolio Turnover Rate [3]	4%	11%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation

22

Developed Markets Index Fund

between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

23

Developed Markets Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other

24

Developed Markets Index Fund

amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $5,693,000, representing 0.01% of the fund’s net assets and 2.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,381,064	80,627,122	19,067
Temporary Cash Investments	1,962,503	65,054	—
Futures Contracts—Liabilities[1]	(5,451)	—	—
Forward Currency Contracts—Assets	—	16,360	—
Forward Currency Contracts—Liabilities	—	(15,077)	—
Total	9,338,116	80,693,459	19,067
1 Represents variation margin on the last day of the reporting period.

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Developed Markets Index Fund

D. At June 30, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Other Assets	—	16,360	16,360
Other Liabilities	(5,451)	(15,077)	(20,528)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	53,335	—	53,335
Forward Currency Contracts	—	14,116	14,116
Realized Net Gain (Loss) on Derivatives	53,335	14,116	67,451

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(18,219)	—	(18,219)
Forward Currency Contracts	—	16,001	16,001
Change in Unrealized Appreciation (Depreciation) on Derivatives	(18,219)	16,001	(2,218)

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2017	5,877	229,983	(7,815)
Topix Index	September 2017	1,159	166,227	2,148
FTSE 100 Index	September 2017	1,126	105,930	(2,955)
S&P ASX 200 Index	September 2017	590	63,913	(1,830)
S&P/TSX 60 Index	September 2017	59	8,079	(116)
				(10,568)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

26

Developed Markets Index Fund

At June 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Goldman Sachs International	9/20/17	EUR	347,471	USD	390,982	7,636
Morgan Stanley Capital Services LLC	9/20/17	GBP	143,173	USD	183,023	3,934
The Toronto-Dominion Bank	9/12/17	JPY	13,629,874	USD	124,956	(3,377)
BNP Paribas	9/12/17	JPY	11,622,015	USD	103,588	80
The Toronto-Dominion Bank	9/26/17	AUD	135,065	USD	102,776	918
BNP Paribas	9/12/17	JPY	11,092,681	USD	100,989	(2,042)
Credit Suisse International	9/20/17	EUR	46,781	USD	52,613	1,054
Credit Suisse International	9/20/17	GBP	18,424	USD	23,615	443
Barclays Bank plc	9/20/17	EUR	14,670	USD	16,516	314
BNP Paribas	9/26/17	AUD	18,538	USD	14,111	121
Citibank, N.A.	9/19/17	CAD	17,224	USD	13,026	273
JPMorgan Chase Bank, N.A.	9/19/17	CAD	2,309	USD	1,747	36
BNP Paribas	9/20/17	USD	225,516	EUR	201,686	(5,859)
BNP Paribas	9/12/17	USD	163,761	JPY	18,184,900	1,551
BNP Paribas	9/20/17	USD	98,046	GBP	77,422	(3,054)
BNP Paribas	9/26/17	USD	51,403	AUD	67,925	(745)
Bank of America, N.A.	10/18/17	USD	1	EUR	1	—
						1,283
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At June 30, 2017, the counterparties had deposited in segregated accounts securities and cash with a value of $13,095,000 in connection with open forward currency contracts.

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Developed Markets Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $2,545,505,000 to offset future net capital gains. Of this amount, $373,255,000 is subject to expiration on December 31, 2017. Capital losses of $2,172,250,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $79,320,186,000. Net unrealized appreciation of investment securities for tax purposes was $10,734,624,000, consisting of unrealized gains of $14,997,468,000 on securities that had risen in value since their purchase and $4,262,844,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $13,825,061,000 of investment securities and sold $1,663,375,000 of investment securities, other than temporary cash investments. Purchases and sales include $9,320,852,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Developed Markets Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	105,643	10,763	158,767	17,838
Issued in Lieu of Cash Distributions	12,547	1,243	23,467	2,631
Redeemed	(146,807)	(14,856)	(337,988)	(37,890)
Net Increase (Decrease)—Investor Shares	(28,617)	(2,850)	(155,754)	(17,421)
ETF Shares
Issued	9,772,165	246,665	11,470,709	316,767
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(419,431)	(11,500)
Net Increase (Decrease)—ETF Shares	9,772,165	246,665	11,051,278	305,267
Admiral Shares
Issued	2,346,245	184,843	4,241,004	369,711
Issued in Lieu of Cash Distributions	153,418	11,760	228,037	19,782
Redeemed	(1,014,072)	(80,140)	(2,682,703)	(233,330)
Net Increase (Decrease)—Admiral Shares	1,485,591	116,463	1,786,338	156,163
Institutional Shares
Issued	1,325,532	104,619	2,852,708	247,221
Issued in Lieu of Cash Distributions	148,813	11,395	246,010	21,316
Redeemed	(1,221,587)	(95,713)	(2,082,214)	(179,096)
Net Increase (Decrease)—Institutional Shares	252,758	20,301	1,016,504	89,441
Institutional Plus Shares
Issued	943,921	47,964	1,237,604	68,566
Issued in Lieu of Cash Distributions	130,907	6,417	223,230	12,377
Redeemed	(518,895)	(25,884)	(1,243,610)	(67,980)
Net Increase (Decrease) —Institutional Plus Shares	555,933	28,497	217,224	12,963

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	12/31/2016	6/30/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,145.86	$0.90
FTSE Developed Markets ETF Shares	1,000.00	1,146.93	0.37
Admiral Shares	1,000.00	1,147.11	0.37
Institutional Shares	1,000.00	1,146.97	0.32
Institutional Plus Shares	1,000.00	1,147.38	0.27
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
FTSE Developed Markets ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.55	0.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.07% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.06% for
Institutional Shares, and 0.05% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

31

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

34

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed ex US Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex
North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index
through May 31, 2016; FTSE Developed All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739	London Stock Exchange Group companies include
Institutional Investor Services > 800-523-1036	FTSE International Limited (”FTSE”), Frank Russell
Company (”Russell”), MTS Next Limited (”MTS”), and
Text Telephone for People	FTSE TMX Global Debt Capital Markets Inc. (”FTSE
Who Are Deaf or Hard of Hearing> 800-749-7273	TMX”). All rights reserved. ”FTSE®”, ”Russell®”,
This material may be used in conjunction	”MTS®”, ”FTSE TMX®” and ”FTSE Russell” and other
service marks and trademarks related to the FTSE or
with the offering of shares of any Vanguard	Russell indexes are trademarks of the London Stock
fund only if preceded or accompanied by	Exchange Group companies and are used by FTSE,
the fund’s current prospectus.	MTS, FTSE TMX and Russell under licence. All
information is provided for information purposes only.
All comparative mutual fund data are from Lipper, a	No responsibility or liability can be accepted by the
Thomson Reuters Company, or Morningstar, Inc., unless	London Stock Exchange Group companies nor its
otherwise noted.	licensors for any errors or for any loss from use of this
You can obtain a free copy of Vanguard’s proxy voting	publication. Neither the London Stock Exchange
guidelines by visiting vanguard.com/proxyreporting or by	Group companies nor any of its licensors make any
calling Vanguard at 800-662-2739. The guidelines are	claim, prediction, warranty or representation
also available from the SEC’s website, sec.gov. In	whatsoever, expressly or impliedly, either as to the
addition, you may obtain a free report on how your fund	results to be obtained from the use of the FTSE
voted the proxies for securities it owned during the 12	Indexes or the fitness or suitability of the Indexes for
months ended June 30. To get the report, visit either	any particular purpose to which they might be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is
owned by FTSE. FTSE does not accept any liability to
You can review and copy information about your fund at	any person for any loss or damage arising out of any
the SEC’s Public Reference Room in Washington, D.C. To	error or omission in the ICB.
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1272 082017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

		Market
		Value
	Shares	($000)

Common Stocks (99.3%)[1]
Australia (6.1%)
Commonwealth Bank of Australia	8,427,073	536,102
Westpac Banking Corp.	16,351,356	382,852
Australia & New Zealand Banking Group Ltd.	14,302,485	315,682
National Australia Bank Ltd.	13,021,921	296,230
BHP Billiton Ltd.	15,657,226	279,075
CSL Ltd.	2,213,261	234,894
Wesfarmers Ltd.	5,499,710	169,584
Woolworths Ltd.	6,277,041	123,213
Macquarie Group Ltd.	1,498,004	101,871
Rio Tinto Ltd.	2,066,060	100,408
Transurban Group	9,937,493	90,505
Woodside Petroleum Ltd.	3,569,562	81,883
Scentre Group	24,894,811	77,401
Suncorp Group Ltd.	6,237,540	71,046
Amcor Ltd.	5,620,823	70,023
Telstra Corp. Ltd.	20,278,341	67,003
AGL Energy Ltd.	3,286,374	64,402
QBE Insurance Group Ltd.	6,671,113	60,551
Insurance Australia Group Ltd.	11,526,350	60,072
Newcrest Mining Ltd.	3,733,967	57,951
Brambles Ltd.	7,733,422	57,828
Westfield Corp.	9,368,971	57,785
AMP Ltd.	14,242,841	56,833
Aristocrat Leisure Ltd.	3,089,873	53,569
South32 Ltd.	25,971,782	53,489
Goodman Group	8,607,241	52,021
* Origin Energy Ltd.	8,528,851	44,970
Aurizon Holdings Ltd.	9,588,853	39,496
Stockland	11,656,730	39,201
ASX Ltd.	940,580	38,753
APA Group	5,405,744	38,090
Sonic Healthcare Ltd.	2,013,806	37,495
Treasury Wine Estates Ltd.	3,594,793	36,351
Dexus	4,931,430	35,904
Ramsay Health Care Ltd.	630,583	35,680
LendLease Group	2,730,723	34,950
James Hardie Industries plc	2,143,938	33,788
Cochlear Ltd.	274,923	32,836
GPT Group	8,721,331	32,077
Vicinity Centres	15,920,630	31,415
Fortescue Metals Group Ltd.	7,814,042	31,280
Caltex Australia Ltd.	1,267,620	30,782
Boral Ltd.	5,699,863	30,433
Oil Search Ltd.	5,710,557	29,904
Mirvac Group	17,921,094	29,305
Sydney Airport	5,355,680	29,174
Medibank Pvt Ltd.	13,480,776	29,026
Orica Ltd.	1,819,977	28,921
Challenger Ltd.	2,766,895	28,376
BlueScope Steel Ltd.	2,783,746	28,183
Computershare Ltd.	2,358,100	25,627
SEEK Ltd.	1,722,063	22,379
Incitec Pivot Ltd.	8,110,700	21,274
* Santos Ltd.	8,822,486	20,520
Tatts Group Ltd.	6,294,997	20,222
Bendigo & Adelaide Bank Ltd.	2,291,976	19,511
Qantas Airways Ltd.	4,403,004	19,354
Coca-Cola Amatil Ltd.	2,660,529	18,880
Alumina Ltd.	12,164,616	17,917
Crown Resorts Ltd.	1,837,490	17,342
Bank of Queensland Ltd.	1,924,024	16,928

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Star Entertainment Grp Ltd.	4,097,748	15,905
	ALS Ltd.	2,532,914	14,499
	Healthscope Ltd.	8,474,673	14,403
	Downer EDI Ltd.	2,892,598	14,249
	Link Administration Holdings Ltd.	2,346,045	14,245
	Magellan Financial Group Ltd.	641,105	14,212
	CIMIC Group Ltd.	470,633	14,043
	Tabcorp Holdings Ltd.	4,104,129	13,784
	Iluka Resources Ltd.	2,057,539	13,723
	Ansell Ltd.	729,894	13,311
	REA Group Ltd.	260,139	13,272
	Orora Ltd.	5,864,986	12,889
	Domino's Pizza Enterprises Ltd.	306,424	12,262
	AusNet Services	8,967,752	11,957
	Qube Holdings Ltd.	5,819,280	11,765
	IOOF Holdings Ltd.	1,501,625	11,313
	Macquarie Atlas Roads Group	2,507,062	10,812
	DuluxGroup Ltd.	2,021,301	10,781
	Northern Star Resources Ltd.	2,843,426	10,403
	JB Hi-Fi Ltd.	571,233	10,260
	Adelaide Brighton Ltd.	2,324,483	10,055
	Perpetual Ltd.	228,619	9,813
	nib holdings Ltd.	2,202,186	9,731
	Fairfax Media Ltd.	11,489,525	9,717
	Charter Hall Group	2,295,646	9,698
	carsales.com Ltd.	1,086,026	9,620
	Investa Office Fund	2,816,743	9,497
	Sims Metal Management Ltd.	813,988	9,477
	Evolution Mining Ltd.	5,042,718	9,360
*	Metcash Ltd.	4,966,575	9,162
	BT Investment Management Ltd.	1,040,842	9,109
	GrainCorp Ltd. Class A	1,192,493	8,681
	Flight Centre Travel Group Ltd.	290,929	8,564
	OZ Minerals Ltd.	1,484,090	8,448
	CSR Ltd.	2,500,165	8,126
*,^	WorleyParsons Ltd.	916,047	7,893
	Vocus Group Ltd.	3,044,338	7,883
	Harvey Norman Holdings Ltd.	2,643,235	7,762
	TPG Telecom Ltd.	1,751,755	7,674
*	Whitehaven Coal Ltd.	3,348,824	7,386
	InvoCare Ltd.	635,099	7,175
	IRESS Ltd.	720,022	7,022
	Primary Health Care Ltd.	2,487,078	6,956
	Nufarm Ltd.	925,719	6,850
	Corporate Travel Management Ltd.	382,246	6,740
	Regis Resources Ltd.	2,294,198	6,677
	Shopping Centres Australasia Property Group	3,967,011	6,673
*,^	Mayne Pharma Group Ltd.	7,242,430	6,040
	Bapcor Ltd.	1,425,400	6,015
	Mineral Resources Ltd.	711,595	5,930
	Washington H Soul Pattinson & Co. Ltd.	457,105	5,857
	Charter Hall Retail REIT	1,865,128	5,831
^	Independence Group NL	2,385,737	5,771
	G8 Education Ltd.	1,950,374	5,412
*	St. Barbara Ltd.	2,353,445	5,273
	Navitas Ltd.	1,394,746	5,198
	BWP Trust	2,261,020	5,177
	Cleanaway Waste Management Ltd.	4,886,951	5,164
	Breville Group Ltd.	622,797	5,002
	Cromwell Property Group	6,815,722	4,976
	Super Retail Group Ltd.	752,892	4,745
^	Blackmores Ltd.	61,920	4,562
	Spotless Group Holdings Ltd.	5,150,523	4,549
	Monadelphous Group Ltd.	417,405	4,486

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Costa Group Holdings Ltd.	1,193,352	4,452
	Steadfast Group Ltd.	2,174,794	4,444
^	Reliance Worldwide Corp. Ltd.	1,728,984	4,440
2	MYOB Group Ltd.	1,649,359	4,333
	Aveo Group	1,984,187	4,243
*	NEXTDC Ltd.	1,158,990	4,016
	Webjet Ltd.	419,396	3,981
	GUD Holdings Ltd.	398,164	3,950
^	Platinum Asset Management Ltd.	1,084,717	3,859
	Abacus Property Group	1,509,163	3,758
	Pact Group Holdings Ltd.	814,896	3,751
^	ARB Corp. Ltd.	308,006	3,719
	Premier Investments Ltd.	371,960	3,623
	Seven Group Holdings Ltd.	422,422	3,554
	Eclipx Group Ltd.	1,264,678	3,471
*	Sigma Healthcare Ltd.	5,040,589	3,467
	Southern Cross Media Group Ltd.	3,590,776	3,435
	Viva Energy REIT	1,932,982	3,371
*	Saracen Mineral Holdings Ltd.	3,714,501	3,345
	Altium Ltd.	502,430	3,309
	Mantra Group Ltd.	1,369,540	3,210
	Sandfire Resources NL	733,812	3,185
	Nine Entertainment Co. Holdings Ltd.	2,977,268	3,156
^	Ardent Leisure Group	2,173,689	3,141
	Automotive Holdings Group Ltd.	1,193,387	3,073
	Charter Hall Long Wale REIT	964,023	3,061
*	SpeedCast International Ltd.	1,035,628	3,042
	Brickworks Ltd.	285,897	3,030
	Technology One Ltd.	680,181	3,010
	Bega Cheese Ltd.	600,892	3,007
	Beach Energy Ltd.	6,808,721	3,005
*,^	Australian Agricultural Co. Ltd.	2,100,453	2,995
	GWA Group Ltd.	1,233,793	2,986
	Sirtex Medical Ltd.	230,559	2,880
	McMillan Shakespeare Ltd.	270,097	2,782
	APN Outdoor Group Ltd.	751,346	2,777
	Australian Pharmaceutical Industries Ltd.	1,895,553	2,774
*	HT&E Ltd.	1,356,966	2,753
	Genworth Mortgage Insurance Australia Ltd.	1,181,514	2,659
^	Retail Food Group Ltd.	735,061	2,655
^	National Storage REIT	2,284,194	2,651
	Growthpoint Properties Australia Ltd.	1,085,199	2,620
	Credit Corp. Group Ltd.	189,956	2,589
	Estia Health Ltd.	1,101,605	2,582
	Resolute Mining Ltd.	2,704,582	2,481
*,^	Syrah Resources Ltd.	1,157,116	2,464
*,^	Orocobre Ltd.	920,609	2,457
^	IPH Ltd.	661,464	2,439
^	Myer Holdings Ltd.	3,722,191	2,389
	Seven West Media Ltd.	4,280,764	2,352
	Tassal Group Ltd.	798,465	2,338
*,^	Aconex Ltd.	803,991	2,305
*,^	Galaxy Resources Ltd.	1,797,854	2,286
	IDP Education Ltd.	584,219	2,285
	oOh!media Ltd.	705,946	2,235
*	Inghams Group Ltd.	859,992	2,227
	Folkestone Education Trust	1,026,789	2,203
	SmartGroup Corp. Ltd.	394,885	2,176
*	Nanosonics Ltd.	1,096,498	2,141
*,^	Mesoblast Ltd.	1,334,540	2,133
	Collins Foods Ltd.	467,417	2,120
*,^	Gold Road Resources Ltd.	3,935,170	2,030
*	Elders Ltd.	489,195	2,012
*,^	Western Areas Ltd.	1,237,402	2,007

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Asaleo Care Ltd.	1,776,570	2,006
	Gateway Lifestyle	1,317,459	1,973
	Arena REIT	1,137,252	1,966
	Regis Healthcare Ltd.	648,609	1,960
	WiseTech Global Ltd.	355,307	1,889
	FlexiGroup Ltd.	1,331,227	1,866
	Centuria Industrial REIT	957,544	1,817
	Ingenia Communities Group	909,802	1,817
	Programmed Maintenance Services Ltd.	1,263,462	1,811
*	Blue Sky Alternative Investments Ltd.	245,315	1,790
	Japara Healthcare Ltd.	1,100,088	1,776
*,^	Pilbara Minerals Ltd.	6,069,105	1,772
	BWX Ltd.	391,830	1,772
	Bellamy's Australia Ltd.	331,515	1,761
^	Greencross Ltd.	362,801	1,687
^	Tox Free Solutions Ltd.	889,414	1,640
*	Infigen Energy	2,898,929	1,626
	WPP AUNZ Ltd.	1,655,934	1,590
	SG Fleet Group Ltd.	523,272	1,529
	GDI Property Group	1,928,027	1,519
*	Superloop Ltd.	745,504	1,467
*,^	Lynas Corp. Ltd.	17,970,559	1,450
*	RCR Tomlinson Ltd.	547,945	1,438
	Hotel Property Investments	616,999	1,423
	SeaLink Travel Group Ltd.	445,503	1,394
^	Village Roadshow Ltd.	440,566	1,371
	OFX Group Ltd.	1,098,306	1,358
^	Select Harvests Ltd.	358,036	1,348
^	iSentia Group Ltd.	805,041	1,330
*,^	Cardno Ltd.	1,419,488	1,330
^	Ainsworth Game Technology Ltd.	780,061	1,295
	Astro Japan Property Group	255,550	1,247
*,^	Senex Energy Ltd.	5,608,613	1,185
	MACA Ltd.	928,878	1,178
	Cedar Woods Properties Ltd.	292,689	1,172
^	RCG Corp. Ltd.	1,714,536	1,133
*,^	Highfield Resources Ltd.	1,506,420	1,113
*,^	Perseus Mining Ltd.	4,879,902	1,089
	Virtus Health Ltd.	260,295	1,075
*,^	Starpharma Holdings Ltd.	1,831,408	1,028
*,^	Karoon Gas Australia Ltd.	1,043,199	1,025
	Cabcharge Australia Ltd.	514,822	1,001
*,^	Liquefied Natural Gas Ltd.	2,276,091	970
*	AWE Ltd.	2,639,325	902
	Thorn Group Ltd.	817,872	893
*,^	Beadell Resources Ltd.	5,335,180	884
*	Mount Gibson Iron Ltd.	2,792,778	707
	CSG Ltd.	986,910	565
	ERM Power Ltd.	590,198	542
	Cash Converters International Ltd.	2,154,899	522
*,^	Vita Group Ltd.	555,897	474
	NZME Ltd.	638,779	437
^	Reject Shop Ltd.	122,616	392
	SMS Management & Technology Ltd.	249,012	344
	Decmil Group Ltd.	477,455	341
*	Quintis Ltd.	1,474,169	334
*,^	Billabong International Ltd.	513,757	292
*	Watpac Ltd.	571,456	248
*	MMA Offshore Ltd.	1,869,821	223
*,^	Paladin Energy Ltd.	6,058,533	219
*,^	Arrium Ltd.	8,838,238	149
*,^	Ten Network Holdings Ltd.	1,142,310	140
			5,436,261

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
Austria (0.3%)
	Erste Group Bank AG	1,395,940	53,471
	OMV AG	696,728	36,190
	voestalpine AG	552,085	25,733
	ANDRITZ AG	351,043	21,179
*	Raiffeisen Bank International AG	640,875	16,177
	BUWOG AG	520,020	14,931
	Wienerberger AG	584,221	13,291
	Lenzing AG	64,673	11,583
^	IMMOFINANZ AG	4,566,574	10,447
	CA Immobilien Anlagen AG	357,469	8,726
	Oesterreichische Post AG	174,356	7,576
	Telekom Austria AG Class A	658,232	5,183
	Vienna Insurance Group AG Wiener Versicherung Gruppe	179,918	5,078
	Mayr Melnhof Karton AG	37,890	4,956
	UNIQA Insurance Group AG	515,373	4,807
	RHI AG	118,209	4,384
	S IMMO AG	250,961	3,643
	Verbund AG	181,198	3,456
*	Schoeller-Bleckmann Oilfield Equipment AG	52,397	3,433
	Strabag SE	75,776	3,283
	Zumtobel Group AG	128,490	2,389
	Palfinger AG	49,109	2,291
	DO & CO AG	31,877	2,249
	EVN AG	138,901	2,076
	Flughafen Wien AG	46,139	1,751
	Porr AG	41,705	1,318
^	Semperit AG Holding	44,830	1,308
	Kapsch TrafficCom AG	22,770	1,218
			272,127
Belgium (1.1%)
	Anheuser-Busch InBev SA/NV	3,702,853	408,976
	KBC Group NV	1,337,288	101,392
	Solvay SA Class A	341,173	45,789
	UCB SA	587,942	40,437
	Ageas	957,358	38,554
	Groupe Bruxelles Lambert SA	365,913	35,220
	Umicore SA	451,411	31,401
	Proximus SADP	691,435	24,200
	Ackermans & van Haaren NV	115,645	19,308
	Colruyt SA	319,404	16,823
*	Telenet Group Holding NV	241,750	15,229
	Ontex Group NV	393,546	13,981
	Cofinimmo SA	104,103	12,800
	bpost SA	490,450	11,846
	Sofina SA	71,545	10,276
	Warehouses De Pauw CVA	88,571	9,308
	KBC Ancora	180,232	8,816
	Bekaert SA	165,032	8,396
	Elia System Operator SA/NV	146,725	8,304
	Melexis NV	94,516	7,761
	Aedifica SA	78,576	6,853
	Gimv NV	109,351	6,623
	Befimmo SA	90,162	5,360
	D'ieteren SA/NV	114,476	5,349
	Ion Beam Applications	92,690	5,109
*	Econocom Group SA/NV	592,140	4,950
	Euronav NV	615,968	4,870
	Cie d'Entreprises CFE	33,867	4,799
*	Tessenderlo Chemie NV (Voting Shares)	111,016	4,774
	Barco NV	40,088	4,115
*	AGFA-Gevaert NV	803,244	3,908
	Kinepolis Group NV	60,003	3,331
	Orange Belgium SA	125,672	2,941

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	EVS Broadcast Equipment SA	56,986	2,291
*,^	Nyrstar (Voting Shares)	349,571	2,132
	Van de Velde NV	28,460	1,523
	Wereldhave Belgium NV	8,838	1,009
			938,754
Canada (8.2%)
	Royal Bank of Canada	7,189,431	522,021
	Toronto-Dominion Bank	9,034,454	455,276
	Bank of Nova Scotia	5,875,699	353,457
	Enbridge Inc.	7,947,013	316,581
	Canadian National Railway Co.	3,677,163	298,358
	Suncor Energy Inc.	8,111,232	236,995
	Bank of Montreal	3,157,602	231,853
	TransCanada Corp.	4,201,736	200,302
	Manulife Financial Corp.	9,586,555	179,711
	Canadian Imperial Bank of Commerce	2,111,697	171,616
	Brookfield Asset Management Inc. Class A	4,134,762	162,259
	Canadian Natural Resources Ltd.	5,304,172	153,055
	Canadian Pacific Railway Ltd.	702,065	112,960
	Sun Life Financial Inc.	2,969,766	106,168
	Alimentation Couche-Tard Inc. Class B	1,985,244	95,159
	Barrick Gold Corp.	5,673,908	90,263
	Rogers Communications Inc. Class B	1,760,550	83,154
	Magna International Inc.	1,762,157	81,626
	Restaurant Brands International Inc.	1,107,401	69,289
	National Bank of Canada	1,644,281	69,141
	Potash Corp. of Saskatchewan Inc.	4,073,792	66,441
	Fortis Inc.	1,880,839	66,108
	Thomson Reuters Corp.	1,398,359	64,742
^	BCE Inc.	1,431,136	64,450
*	CGI Group Inc. Class A	1,250,294	63,884
^	Pembina Pipeline Corp.	1,925,340	63,767
	Franco-Nevada Corp.	855,557	61,732
	Agrium Inc.	674,931	61,170
	Loblaw Cos. Ltd.	1,033,052	57,468
	Goldcorp Inc.	4,161,569	53,656
	Agnico Eagle Mines Ltd.	1,120,687	50,538
	Constellation Software Inc.	96,596	50,533
	Dollarama Inc.	510,642	48,792
	Intact Financial Corp.	638,158	48,206
	Fairfax Financial Holdings Ltd.	109,817	47,593
	Shaw Communications Inc. Class B	2,049,691	44,715
	Waste Connections Inc. (New York Shares)	663,400	42,736
	Wheaton Precious Metals Corp.	2,138,616	42,482
	Power Corp. of Canada	1,831,468	41,776
	Encana Corp.	4,741,802	41,721
	Teck Resources Ltd. Class B	2,288,369	39,669
	Open Text Corp.	1,255,178	39,616
	Waste Connections Inc.	613,749	39,533
	Imperial Oil Ltd.	1,276,567	37,210
	Great-West Lifeco Inc.	1,369,303	37,115
	Metro Inc.	1,125,362	37,038
	Canadian Tire Corp. Ltd. Class A	323,381	36,797
	Cenovus Energy Inc.	4,955,917	36,535
	Inter Pipeline Ltd.	1,793,492	35,129
	CCL Industries Inc. Class B	683,480	34,580
	Saputo Inc.	1,083,212	34,456
	Gildan Activewear Inc.	1,119,394	34,398
	TELUS Corp.	950,729	32,822
	SNC-Lavalin Group Inc.	734,193	31,744
	Onex Corp.	396,227	31,718
^	Power Financial Corp.	1,154,690	29,624
	RioCan REIT	1,563,055	29,012
	Keyera Corp.	901,326	28,371

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*,^	Valeant Pharmaceuticals International Inc.	1,629,657	28,325
	First Quantum Minerals Ltd.	3,339,640	28,251
*	Tourmaline Oil Corp.	1,212,974	26,078
*,^	BlackBerry Ltd.	2,574,776	25,732
*	Seven Generations Energy Ltd. Class A	1,454,474	24,910
	CI Financial Corp.	1,162,452	24,777
*	Kinross Gold Corp.	6,056,496	24,613
2	Hydro One Ltd.	1,372,162	24,580
^	PrairieSky Royalty Ltd.	1,035,674	23,584
	H&R REIT	1,369,863	23,261
	Industrial Alliance Insurance & Financial Services Inc.	521,182	22,611
	ARC Resources Ltd.	1,725,881	22,572
	CAE Inc.	1,303,136	22,469
	George Weston Ltd.	245,132	22,190
^	Veresen Inc.	1,527,670	21,605
^	WSP Global Inc.	489,462	20,310
	Crescent Point Energy Corp.	2,636,249	20,166
	Canadian Utilities Ltd. Class A	606,611	19,492
	Methanex Corp.	439,025	19,382
^	Algonquin Power & Utilities Corp.	1,806,726	19,017
^	AltaGas Ltd.	817,317	18,706
	Lundin Mining Corp.	3,088,473	17,552
^	Cameco Corp.	1,916,443	17,453
*	Bombardier Inc. Class B	9,352,958	17,021
^	West Fraser Timber Co. Ltd.	359,394	17,011
^	Canadian Apartment Properties REIT	656,807	17,003
*	Husky Energy Inc.	1,468,496	16,669
^	Vermilion Energy Inc.	506,990	16,084
	Finning International Inc.	816,657	16,008
	Ritchie Bros Auctioneers Inc.	513,693	14,760
	Atco Ltd.	373,606	14,609
	TMX Group Ltd.	260,811	14,191
^	Peyto Exploration & Development Corp.	776,056	14,075
	Empire Co. Ltd.	819,492	13,978
	IGM Financial Inc.	444,969	13,801
	Smart REIT	550,050	13,624
^	Stantec Inc.	539,436	13,582
	Cineplex Inc.	330,533	13,473
	Quebecor Inc. Class B	404,040	13,372
	Toromont Industries Ltd.	362,847	13,358
^	Enbridge Income Fund Holdings Inc.	530,926	13,179
*	B2Gold Corp.	4,636,321	13,050
	Allied Properties REIT	432,927	12,993
	Canadian REIT	366,878	12,977
^	Element Fleet Management Corp.	1,878,779	12,894
	Tahoe Resources Inc.	1,479,250	12,753
^	Whitecap Resources Inc.	1,758,443	12,556
*	Turquoise Hill Resources Ltd.	4,716,840	12,549
	Pan American Silver Corp.	722,913	12,158
*	IAMGOLD Corp.	2,252,450	11,620
^	Chartwell Retirement Residences	970,137	11,588
	Linamar Corp.	232,304	11,450
	Yamana Gold Inc.	4,588,213	11,074
^	Parkland Fuel Corp.	477,756	10,946
*,^	Amaya Inc.	592,519	10,591
^	First Capital Realty Inc.	686,692	10,463
^	New Flyer Industries Inc.	250,148	10,463
	Alamos Gold Inc. Class A	1,447,118	10,266
	FirstService Corp.	159,144	10,212
*	Detour Gold Corp.	850,531	9,956
	Maple Leaf Foods Inc.	388,974	9,820
^	Cott Corp.	675,822	9,761
	Colliers International Group Inc.	170,547	9,640
	Premium Brands Holdings Corp.	134,022	9,616

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^	Northland Power Inc.	539,548	9,611
	TFI International Inc.	444,753	9,593
*,^	Ivanhoe Mines Ltd.	2,983,007	9,592
	Enerplus Corp.	1,175,918	9,539
*	Descartes Systems Group Inc.	390,929	9,511
	MacDonald Dettwiler & Associates Ltd.	181,801	9,460
	Emera Inc.	253,098	9,409
^	Canadian Western Bank	445,410	9,404
	Granite REIT	235,105	9,299
^	Gibson Energy Inc.	717,424	9,272
	Eldorado Gold Corp.	3,469,165	9,203
	Cominar REIT	927,490	9,090
	TransAlta Corp.	1,404,724	8,980
^	Capital Power Corp.	477,836	8,961
	OceanaGold Corp.	2,972,042	8,961
*	New Gold Inc.	2,785,357	8,849
*	Celestica Inc.	612,417	8,321
*	Parex Resources Inc.	729,305	8,295
^	Artis REIT	810,698	8,190
^	Dream Office REIT	537,316	8,100
	Enercare Inc.	509,426	7,747
^	Laurentian Bank of Canada	183,877	7,681
*	Torex Gold Resources Inc.	390,246	7,442
^	Stella-Jones Inc.	213,726	7,295
*	Pretium Resources Inc.	739,981	7,110
^	Boardwalk REIT	191,697	7,029
	ShawCor Ltd.	337,446	6,891
*	Raging River Exploration Inc.	1,095,473	6,834
	Corus Entertainment Inc. Class B	643,861	6,767
*,^	First Majestic Silver Corp.	807,801	6,703
	Winpak Ltd.	149,077	6,693
	Hudbay Minerals Inc.	1,148,416	6,642
	Norbord Inc.	212,670	6,621
^	Osisko Gold Royalties Ltd.	530,201	6,480
	Enerflex Ltd.	445,621	6,467
*	Advantage Oil & Gas Ltd.	954,815	6,457
^	Superior Plus Corp.	722,493	6,363
^	Innergex Renewable Energy Inc.	576,557	6,340
^	Mullen Group Ltd.	504,752	6,228
	Russel Metals Inc.	310,936	6,224
^	North West Co. Inc.	255,145	6,150
^	Transcontinental Inc. Class A	309,856	6,141
	Jean Coutu Group PJC Inc. Class A	390,167	5,987
	Centerra Gold Inc.	1,075,714	5,873
*	Endeavour Mining Corp.	330,063	5,696
	ECN Capital Corp.	1,814,800	5,598
*	Silver Standard Resources Inc.	571,499	5,548
	CES Energy Solutions Corp.	1,199,864	5,348
*	Canfor Corp.	349,900	5,286
^	TransAlta Renewables Inc.	434,909	5,252
^	Secure Energy Services Inc.	768,466	5,244
^	Genworth MI Canada Inc.	190,500	5,241
*,^	NovaGold Resources Inc.	1,155,796	5,241
*	Precision Drilling Corp.	1,455,066	4,971
	Dominion Diamond Corp.	388,792	4,893
^	Pason Systems Inc.	328,000	4,892
*	Great Canadian Gaming Corp.	263,800	4,858
	Birchcliff Energy Ltd.	1,018,114	4,797
*,^	ProMetic Life Sciences Inc.	3,557,694	4,609
*	Gran Tierra Energy Inc.	1,990,614	4,421
^	Hudson's Bay Co.	486,250	4,338
	Westshore Terminals Investment Corp.	265,948	4,309
	Cascades Inc.	315,600	4,305
*	Air Canada Class B	318,900	4,274

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Sierra Wireless Inc.	147,700	4,148
^	Home Capital Group Inc. Class B	308,679	4,044
*	NuVista Energy Ltd.	799,800	4,040
^	Northview Apartment REIT	244,700	3,970
*	ATS Automation Tooling Systems Inc.	373,600	3,829
*	Paramount Resources Ltd. Class A	255,600	3,763
*	SEMAFO Inc.	1,573,767	3,629
	Enghouse Systems Ltd.	88,300	3,578
*,^	MEG Energy Corp.	1,212,962	3,564
^	Extendicare Inc.	426,800	3,406
	Nevsun Resources Ltd.	1,406,595	3,395
*	Kelt Exploration Ltd.	700,800	3,394
	Aecon Group Inc.	263,300	3,277
	Martinrea International Inc.	391,500	3,197
	Dorel Industries Inc. Class B	119,900	3,187
*	Obsidian Energy Ltd.	2,465,689	3,099
	Ensign Energy Services Inc.	578,400	3,091
	Cogeco Communications Inc.	49,100	2,999
^	TORC Oil & Gas Ltd.	720,782	2,818
	Fortis Inc. (New York Shares)	76,492	2,689
	Just Energy Group Inc.	502,300	2,634
*,^	Baytex Energy Corp.	1,083,218	2,631
*	Alacer Gold Corp.	1,359,400	2,180
*	Crew Energy Inc.	701,200	2,168
^	Bonterra Energy Corp.	146,175	1,887
^	AutoCanada Inc.	118,925	1,750
*,^	Pengrowth Energy Corp.	2,197,200	1,728
*,^	China Gold International Resources Corp. Ltd.	1,098,700	1,678
	Morguard REIT	146,700	1,641
*,^	Athabasca Oil Corp.	1,872,686	1,459
^	First National Financial Corp.	68,192	1,428
	Canadian Pacific Railway Ltd.	8,100	1,303
^	Sprott Inc.	652,601	1,147
	Aimia Inc.	698,450	932
*	Trisura Group Ltd.	24,889	417
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	3,963	8
			7,274,985
Denmark (1.5%)
	Novo Nordisk A/S Class B	8,710,042	374,247
	Danske Bank A/S	3,329,527	128,097
	Vestas Wind Systems A/S	1,017,267	93,962
	AP Moller - Maersk A/S Class B	29,927	60,258
*	Genmab A/S	267,736	57,087
	DSV A/S	896,555	55,070
	Carlsberg A/S Class B	512,353	54,753
	Coloplast A/S Class B	634,573	53,041
	Pandora A/S	509,141	47,515
	Novozymes A/S	1,065,634	46,621
	AP Moller - Maersk A/S Class A	22,781	43,468
	ISS A/S	899,487	35,333
2	DONG Energy A/S	719,196	32,462
	Chr Hansen Holding A/S	429,261	31,219
	TDC A/S	3,877,445	22,549
	GN Store Nord A/S	706,934	20,642
	Jyske Bank A/S	334,841	19,395
	H Lundbeck A/S	287,691	16,150
	FLSmidth & Co. A/S	238,039	15,042
*	William Demant Holding A/S	558,581	14,453
	Sydbank A/S	346,679	13,067
	Tryg A/S	545,525	11,930
*,2	Nets A/S	589,419	11,721
	Royal Unibrew A/S	244,064	11,706
	SimCorp A/S	191,874	11,620
*	NKT A/S	129,023	10,347

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Bavarian Nordic A/S	156,780	9,236
*	Topdanmark A/S	258,216	8,246
	Ambu A/S Class B	124,668	8,037
	Dfds A/S	144,713	7,715
	Rockwool International A/S Class B	29,834	6,564
	Schouw & Co. AB	56,135	6,024
	Spar Nord Bank A/S	368,921	4,838
2	Scandinavian Tobacco Group A/S	278,432	4,533
	ALK-Abello A/S	27,500	4,104
*	Bang & Olufsen A/S	165,645	2,773
	Alm Brand A/S	300,784	2,680
	Matas A/S	157,900	2,499
*	D/S Norden A/S	116,970	2,129
	Solar A/S Class B	22,355	1,296
			1,362,429
Finland (1.0%)
	Nokia Oyj	27,887,517	170,999
	Sampo Oyj Class A	2,285,625	117,266
	Kone Oyj Class B	1,847,063	93,970
	UPM-Kymmene Oyj	2,590,387	73,864
	Wartsila OYJ Abp	758,708	44,868
	Stora Enso Oyj	2,786,967	36,013
	Fortum Oyj	2,119,867	33,268
	Orion Oyj Class B	493,595	31,531
	Elisa Oyj	726,096	28,167
	Nokian Renkaat Oyj	654,721	27,101
	Neste Oyj	619,717	24,455
	Huhtamaki Oyj	505,451	19,905
	Metso Oyj	524,809	18,210
	Kesko Oyj Class B	328,205	16,695
	Amer Sports Oyj	573,961	14,356
	Valmet Oyj	663,540	12,893
	Cargotec Oyj Class B	202,398	12,839
	Konecranes Oyj Class B	295,948	12,530
	Outokumpu Oyj	1,471,334	11,741
	Tieto Oyj	366,276	11,331
	Metsa Board Oyj	895,740	6,502
	Sponda Oyj	1,030,641	5,966
	Cramo Oyj	189,014	5,658
	Citycon Oyj	1,908,204	5,007
*,^	Outotec Oyj	699,124	4,814
	Uponor Oyj	259,246	4,712
	YIT Oyj	560,090	4,685
	Kemira Oyj	360,452	4,556
*	DNA Oyj	243,624	3,869
	Sanoma Oyj	392,480	3,667
*,^	Caverion Corp.	457,923	3,666
	Ramirent Oyj	305,474	3,082
	Oriola Oyj	588,285	2,462
	Raisio Oyj	567,230	2,358
	F-Secure Oyj	438,137	2,088
	Finnair Oyj	259,707	1,901
*,^	Stockmann OYJ Abp Class B	146,053	1,272
			878,267
France (8.0%)
	TOTAL SA	10,726,901	532,560
	Sanofi	5,253,771	503,417
	BNP Paribas SA	5,254,634	378,296
	LVMH Moet Hennessy Louis Vuitton SE	1,211,653	302,981
	AXA SA	9,233,860	252,855
	Airbus SE	2,661,532	219,645
	Danone SA	2,765,799	207,595
	Schneider Electric SE	2,587,333	198,836
	Vinci SA	2,269,282	193,574

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Societe Generale SA	3,566,218	192,311
	L'Oreal SA	798,199	166,436
	Air Liquide SA	1,315,973	162,649
	Orange SA	9,264,231	147,440
^	Pernod Ricard SA	1,031,362	138,107
	Safran SA	1,439,221	131,986
	Cie de Saint-Gobain	2,408,975	128,652
	Essilor International SA	987,457	125,617
	Kering	361,582	123,123
	Vivendi SA	5,217,633	116,184
	Cie Generale des Etablissements Michelin	863,314	114,902
	Engie SA	7,543,573	113,861
	Legrand SA	1,288,915	90,071
	Capgemini SE	758,920	78,399
	Valeo SA	1,148,416	77,264
	L'Oreal SA Loyalty Line	368,925	76,926
^	Renault SA	837,189	75,745
	Publicis Groupe SA	999,322	74,483
	Credit Agricole SA	4,576,487	73,720
*,^	Christian Dior SE	248,917	71,175
	Air Liquide SA (Prime de fidelite)	545,732	67,450
^	Carrefour SA	2,606,586	65,900
	Atos SE	442,578	62,099
*	TechnipFMC plc	2,253,510	60,949
	Sodexo SA	435,236	56,251
	Dassault Systemes SE	624,352	55,999
^	Hermes International	112,556	55,600
	Thales SA	491,708	52,920
	Veolia Environnement SA	2,377,346	50,297
	STMicroelectronics NV	3,044,724	43,782
	Klepierre	994,604	40,765
	Bouygues SA	966,625	40,724
	SES SA Class A	1,721,346	40,326
	Peugeot SA	2,013,562	40,130
^	Accor SA	845,173	39,646
	Arkema SA	345,457	36,892
*	Teleperformance	278,411	35,698
	Eiffage SA	348,688	31,675
	SCOR SE	767,245	30,481
	Gecina SA	193,908	30,436
	Suez	1,640,533	30,377
	Edenred	1,121,825	29,263
	Bureau Veritas SA	1,258,033	27,847
	Natixis SA	4,143,667	27,815
	Iliad SA	115,440	27,282
*	Alstom SA	750,979	26,228
	Eurofins Scientific SE	45,991	25,948
	Zodiac Aerospace	951,097	25,840
	Ingenico Group SA	266,287	24,149
	Groupe Eurotunnel SE	2,248,925	23,995
	Rexel SA	1,460,696	23,871
	SEB SA	131,026	23,518
	Ipsen SA	169,504	23,195
	Orpea	205,773	22,941
	Aeroports de Paris	140,234	22,605
	Bollore SA	4,797,555	21,814
	Eutelsat Communications SA	848,092	21,639
*	Ubisoft Entertainment SA	373,548	21,207
	Wendel SA	142,353	21,055
	Rubis SCA	180,412	20,463
	Fonciere Des Regions	204,390	18,959
2	Elior Group	648,574	18,851
	Faurecia	361,852	18,350
2	Euronext NV	352,390	18,301

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	CNP Assurances	807,519	18,126
	Electricite de France SA	1,638,381	17,752
	Lagardere SCA	557,939	17,605
2	Amundi SA	240,937	17,457
	Eurazeo SA	217,046	16,288
	Casino Guichard Perrachon SA	266,892	15,807
	Imerys SA	178,310	15,521
*	Credit Agricole SA Loyalty Line	951,298	15,324
	BioMerieux	69,302	15,007
	Societe BIC SA	125,809	14,939
	ICADE	176,618	14,817
	Dassault Aviation SA	10,529	14,714
	Remy Cointreau SA	119,310	13,907
	Altran Technologies SA	768,462	12,519
	Nexity SA	213,190	12,373
	SPIE SA	399,301	11,994
	JCDecaux SA	360,470	11,819
^	Elis SA	512,077	11,733
*	SFR Group SA	342,411	11,573
	Alten SA	134,482	11,092
*	Air France-KLM	727,697	10,388
	Cie Plastic Omnium SA	284,290	10,372
	Sopra Steria Group	63,612	10,152
	Sartorius Stedim Biotech	119,929	9,297
*,^	Vallourec SA	1,438,445	8,755
	Havas SA	825,752	8,696
	Euler Hermes Group	73,060	8,684
	Neopost SA	174,217	8,090
	Metropole Television SA	341,788	7,947
*,2	Maisons du Monde SA	202,793	7,882
	Technicolor SA	1,794,165	7,816
	SOITEC	123,169	7,526
*	DBV Technologies SA	104,236	7,357
	Nexans SA	132,727	7,268
^	Korian SA	202,752	6,918
	Television Francaise 1	485,934	6,793
*,2	Worldline SA	197,055	6,758
	Tarkett SA	143,930	6,690
^	IPSOS	151,449	5,684
*	Fnac Darty SA	65,978	5,348
	Vicat SA	73,887	5,206
2	Europcar Groupe SA	344,003	5,038
	Trigano SA	40,316	4,801
*	Genfit	137,694	4,689
	Coface SA	431,756	4,320
	Mercialys SA	192,850	3,773
	Gaztransport Et Technigaz SA	87,955	3,515
*	Virbac SA	20,731	3,328
	Derichebourg SA	375,925	3,176
	Beneteau SA	167,679	2,895
	Albioma SA	115,785	2,664
	FFP	26,018	2,648
	Electricite de France SA Loyalty Line	229,038	2,482
	Vilmorin & Cie SA	29,459	2,399
	Boiron SA	24,320	2,398
	Bonduelle SCA	62,306	2,337
	Rallye SA	105,259	2,168
	Guerbet	23,081	2,070
*	Eramet	42,029	2,062
	Mersen SA	57,370	1,884
	Interparfums SA	48,836	1,850
	Direct Energie	28,973	1,756
	Manitou BF SA	54,089	1,684
	Jacquet Metal Service	59,909	1,587

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	GL Events	45,879	1,293
^	Bourbon Corp.	124,871	1,213
*,^	Parrot SA	88,746	954
*	Etablissements Maurel et Prom	231,764	906
*	Esso SA Francaise	12,795	846
*	Haulotte Group SA	49,018	837
*	Stallergenes Greer plc	13,945	601
	Union Financiere de France BQE SA	16,273	556
^	CGG SA	90,262	417
			7,099,484
Germany (7.8%)
	Bayer AG	4,027,357	521,988
	Siemens AG	3,698,615	508,760
	SAP SE	4,410,720	461,677
	Allianz SE	2,212,242	436,569
	BASF SE	4,461,689	414,086
	Daimler AG	4,705,290	341,269
	Deutsche Telekom AG	15,483,446	279,089
	adidas AG	964,604	184,962
	Deutsche Bank AG	10,064,497	178,945
	Deutsche Post AG	4,653,066	174,668
	Linde AG	899,966	171,312
	Fresenius SE & Co. KGaA	1,965,246	168,723
	Bayerische Motoren Werke AG	1,578,473	146,810
	Volkswagen AG Preference Shares	896,710	136,978
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	676,153	136,822
	Infineon Technologies AG	5,506,640	116,964
	Continental AG	525,560	113,695
	Henkel AG & Co. KGaA Preference Shares	817,536	112,733
	Fresenius Medical Care AG & Co. KGaA	1,038,969	100,257
	Deutsche Boerse AG	908,108	95,924
	E.ON SE	10,038,061	94,759
	Vonovia SE	2,271,361	90,369
	Merck KGaA	628,034	75,991
	Henkel AG & Co. KGaA	595,737	72,164
	HeidelbergCement AG	720,637	69,858
	Deutsche Wohnen AG	1,718,454	65,847
*	Commerzbank AG	5,051,854	60,324
	thyssenkrupp AG	2,064,215	58,830
	Beiersdorf AG	488,015	51,330
*	RWE AG	2,340,624	46,756
	ProSiebenSat.1 Media SE	1,107,227	46,448
	Brenntag AG	751,531	43,584
	Porsche Automobil Holding SE Preference Shares	748,583	42,124
	Symrise AG	589,889	41,853
2	Covestro AG	542,011	39,293
*	QIAGEN NV	1,086,504	36,152
^	Wirecard AG	557,171	35,539
	GEA Group AG	861,631	35,380
	Hannover Rueck SE	292,006	35,074
	MTU Aero Engines AG	247,273	34,936
	LANXESS AG	443,853	33,662
	United Internet AG	570,902	31,419
	OSRAM Licht AG	389,841	31,118
	LEG Immobilien AG	305,277	28,735
	METRO AG	803,579	27,147
	Deutsche Lufthansa AG	1,134,618	25,857
2	Innogy SE	631,203	24,842
	KION Group AG	317,888	24,316
^	K&S AG	927,009	23,810
*,2	Zalando SE	518,691	23,718
	Evonik Industries AG	739,941	23,682
	HUGO BOSS AG	313,469	21,975
	Volkswagen AG	138,508	21,513

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^	STADA Arzneimittel AG	302,170	21,463
	Bayerische Motoren Werke AG Preference Shares	255,971	21,124
	Rheinmetall AG	207,690	19,769
	Fuchs Petrolub SE Preference Shares	357,486	19,484
	Freenet AG	605,644	19,322
	Uniper SE	962,877	18,093
	MAN SE	167,015	17,911
	HOCHTIEF AG	95,560	17,543
	Telefonica Deutschland Holding AG	3,328,816	16,647
	Sartorius AG Preference Shares	166,657	16,115
	Fraport AG Frankfurt Airport Services Worldwide	180,046	15,933
*	Dialog Semiconductor plc	359,150	15,345
	RTL Group SA	188,697	14,256
	Duerr AG	117,872	14,028
	Axel Springer SE	225,508	13,565
	Aurubis AG	170,759	13,433
	Gerresheimer AG	158,506	12,757
^	Drillisch AG	208,481	12,576
	Aareal Bank AG	302,957	12,029
	TAG Immobilien AG	717,850	11,307
	CTS Eventim AG & Co. KGaA	253,557	11,227
	Hella KGaA Hueck & Co.	223,471	11,021
	Software AG	242,441	10,634
*	MorphoSys AG	141,227	10,024
*	Evotec AG	617,449	9,870
	Rational AG	17,877	9,533
	alstria office REIT-AG	702,810	9,505
	Fielmann AG	121,942	9,412
	Stabilus SA	120,842	9,392
	Deutsche EuroShop AG	236,166	9,318
	Jungheinrich AG Preference Shares	246,349	9,027
	TUI AG	619,859	9,007
	GRENKE AG	39,485	8,790
	Leoni AG	165,619	8,538
	Norma Group SE	163,116	8,486
^	Krones AG	71,458	8,284
	Bechtle AG	63,636	8,182
	Suedzucker AG	388,378	8,108
	Salzgitter AG	196,393	8,015
	Wacker Chemie AG	73,359	7,984
*	Siltronic AG	89,466	7,601
^	Stroeer SE & Co. KGaA	125,614	7,543
*,2	Rocket Internet SE	335,744	7,234
	Indus Holding AG	101,626	7,209
	Talanx AG	188,253	7,042
	FUCHS PETROLUB SE	140,127	6,612
	TLG Immobilien AG	320,110	6,552
	Nemetschek SE	84,975	6,339
^	Bilfinger SE	161,209	6,328
2	Deutsche Pfandbriefbank AG	505,723	6,255
	Jenoptik AG	234,234	6,158
	CompuGroup Medical SE	105,193	5,901
	Carl Zeiss Meditec AG	112,573	5,855
2	ADO Properties SA	137,960	5,837
*	zooplus AG	29,173	5,803
	Pfeiffer Vacuum Technology AG	36,309	5,321
	Schaeffler AG Preference Shares	361,259	5,183
*	Sixt SE Preference Shares	102,614	5,092
*,2	Tele Columbus AG	449,597	4,973
	Puma SE	12,314	4,740
	DMG Mori AG	83,326	4,688
	RHOEN-KLINIKUM AG	139,249	4,068
	KWS Saat SE	10,333	4,063
	Kloeckner & Co. SE	369,375	3,896

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Takkt AG	150,815	3,767
*	PATRIZIA Immobilien AG	193,479	3,659
*,^	Nordex SE	294,344	3,621
	Deutz AG	417,409	3,526
	Draegerwerk AG & Co. KGaA Preference Shares	33,454	3,525
*	AIXTRON SE	499,018	3,511
*	Sixt SE	57,299	3,467
	XING AG	12,853	3,430
*,^	Heidelberger Druckmaschinen AG	1,103,685	3,361
*	Vossloh AG	50,663	3,261
*,^	SGL Carbon SE	253,823	3,160
	Wacker Neuson SE	116,840	2,839
^	ElringKlinger AG	133,571	2,561
	Diebold Nixdorf AG	30,363	2,500
	RWE AG Preference Shares	168,303	2,487
^	Bertrandt AG	23,739	2,380
*	Biotest AG Preference Shares	93,860	2,361
	Deutsche Beteiligungs AG	50,587	2,256
*,2	Hapag-Lloyd AG	77,124	2,243
	BayWa AG	60,362	2,145
	Wuestenrot & Wuerttembergische AG	95,738	2,098
	Hamburger Hafen und Logistik AG	95,343	2,087
	DIC Asset AG	189,727	2,082
	comdirect bank AG	136,265	1,513
^	Gerry Weber International AG	130,112	1,502
	Draegerwerk AG & Co. KGaA	17,751	1,430
^	SMA Solar Technology AG	45,650	1,372
	Hornbach Baumarkt AG	32,566	1,176
*,^	Biotest AG	32,141	1,034
	CropEnergies AG	86,437	958
*	H&R GmbH & Co. KGaA	64,990	907
			6,944,205
Hong Kong (3.2%)
	AIA Group Ltd.	58,801,118	430,210
	CK Hutchison Holdings Ltd.	13,695,812	171,876
	Hong Kong Exchanges & Clearing Ltd.	5,918,050	152,889
	Cheung Kong Property Holdings Ltd.	13,346,446	104,440
	Sun Hung Kai Properties Ltd.	6,842,919	100,524
	CLP Holdings Ltd.	7,887,559	83,406
	BOC Hong Kong Holdings Ltd.	17,359,849	83,079
	Link REIT	10,764,753	81,888
	Hong Kong & China Gas Co. Ltd.	40,041,911	75,306
	Hang Seng Bank Ltd.	3,594,112	75,190
	Jardine Matheson Holdings Ltd.	993,078	63,752
	Galaxy Entertainment Group Ltd.	10,377,248	62,983
	Power Assets Holdings Ltd.	6,433,376	56,787
	Sands China Ltd.	11,730,289	53,696
	Wharf Holdings Ltd.	5,876,752	48,628
	AAC Technologies Holdings Inc.	3,382,148	42,247
	Hongkong Land Holdings Ltd.	5,705,953	41,991
2	WH Group Ltd.	40,402,661	40,797
	MTR Corp. Ltd.	6,758,739	38,034
	Jardine Strategic Holdings Ltd.	890,836	37,137
	New World Development Co. Ltd.	26,292,740	33,329
	Wheelock & Co. Ltd.	3,959,305	29,863
	Henderson Land Development Co. Ltd.	5,199,403	28,991
	Techtronic Industries Co. Ltd.	6,115,949	28,103
	China Mengniu Dairy Co. Ltd.	13,379,464	26,234
	Samsonite International SA	6,259,589	26,151
*	CK Infrastructure Holdings Ltd.	3,059,071	25,697
	Hang Lung Properties Ltd.	9,868,484	24,663
	Bank of East Asia Ltd.	5,727,443	24,616
	Sino Land Co. Ltd.	14,889,751	24,395
	Swire Pacific Ltd. Class A	2,498,809	24,393

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Want Want China Holdings Ltd.	28,368,090	19,142
	Swire Properties Ltd.	5,392,590	17,776
	ASM Pacific Technology Ltd.	1,299,861	17,539
	Hang Lung Group Ltd.	4,195,000	17,357
	Wynn Macau Ltd.	7,091,241	16,559
*	Semiconductor Manufacturing International Corp.	13,608,508	15,763
	Yue Yuen Industrial Holdings Ltd.	3,561,545	14,771
	Hysan Development Co. Ltd.	3,073,584	14,668
	Minth Group Ltd.	3,306,000	14,005
	NWS Holdings Ltd.	6,961,324	13,691
	VTech Holdings Ltd.	820,115	12,991
	PCCW Ltd.	20,509,278	11,656
	Hopewell Holdings Ltd.	3,010,687	11,467
*	Tingyi Cayman Islands Holding Corp.	9,530,978	11,305
	Melco International Development Ltd.	3,865,460	10,342
	Li & Fung Ltd.	28,302,826	10,294
	Kerry Properties Ltd.	2,985,924	10,138
	SJM Holdings Ltd.	9,560,211	10,073
	Xinyi Glass Holdings Ltd.	9,917,077	9,816
	Shangri-La Asia Ltd.	5,591,753	9,484
	PRADA SPA	2,467,824	9,176
	Sun Art Retail Group Ltd.	11,510,383	9,162
	First Pacific Co. Ltd.	11,905,738	8,780
	Vitasoy International Holdings Ltd.	4,236,000	8,719
	Fortune REIT	6,943,000	8,618
	MGM China Holdings Ltd.	3,708,671	8,247
	Great Eagle Holdings Ltd.	1,482,688	7,538
*	Orient Overseas International Ltd.	994,805	7,131
^	IGG Inc.	4,486,000	6,914
^	Haitong International Securities Group Ltd.	11,574,745	6,836
	Dah Sing Financial Holdings Ltd.	807,020	6,774
	Champion REIT	10,393,556	6,616
^	Kingston Financial Group Ltd.	17,576,000	6,347
	Man Wah Holdings Ltd.	7,057,200	6,335
	Cathay Pacific Airways Ltd.	4,064,101	6,308
	Johnson Electric Holdings Ltd.	1,633,364	5,677
2	BOC Aviation Ltd.	1,056,700	5,587
	Luk Fook Holdings International Ltd.	1,610,000	5,505
	Chow Tai Fook Jewellery Group Ltd.	4,998,417	5,296
	Nexteer Automotive Group Ltd.	3,342,000	5,235
	Television Broadcasts Ltd.	1,356,649	5,110
	Cafe de Coral Holdings Ltd.	1,536,690	4,978
	L'Occitane International SA	2,130,711	4,887
*	Esprit Holdings Ltd.	8,758,803	4,665
	Uni-President China Holdings Ltd.	5,636,722	4,552
	SITC International Holdings Co. Ltd.	5,547,000	4,360
	FIH Mobile Ltd.	13,599,964	4,198
*	Freeman FinTech Corp. Ltd.	62,655,077	4,173
*	Shun Tak Holdings Ltd.	9,031,228	4,153
^	Xinyi Solar Holdings Ltd.	14,472,675	4,132
^	Value Partners Group Ltd.	4,409,000	4,013
	Shui On Land Ltd.	16,456,520	3,984
^	United Co. RUSAL plc	8,085,435	3,968
	Kerry Logistics Network Ltd.	2,664,362	3,937
	Dah Sing Banking Group Ltd.	1,827,784	3,891
*	MMG Ltd.	10,535,576	3,886
*	Pacific Basin Shipping Ltd.	17,475,000	3,851
*,^	Brightoil Petroleum Holdings Ltd.	13,955,536	3,771
	NagaCorp Ltd.	6,704,000	3,521
	China Travel International Investment Hong Kong Ltd.	12,181,704	3,510
	Guotai Junan International Holdings Ltd.	11,082,844	3,436
	Yuexiu REIT	5,453,958	3,387
	HKBN Ltd.	3,363,000	3,365
*,^	China Baoli Technologies Holdings Ltd.	140,125,000	3,365

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	K Wah International Holdings Ltd.	5,445,000	3,305
	Stella International Holdings Ltd.	1,801,000	3,232
	Towngas China Co. Ltd.	4,829,066	3,154
	Shougang Fushan Resources Group Ltd.	16,567,711	3,076
*,^	KuangChi Science Ltd.	8,494,000	3,013
	Sunlight REIT	4,588,000	3,008
^	China Goldjoy Group Ltd.	45,968,000	3,003
	Lifestyle International Holdings Ltd.	2,178,030	2,990
	Giordano International Ltd.	5,086,000	2,898
*	Global Brands Group Holding Ltd.	27,368,428	2,871
*,^	United Photovoltaics Group Ltd.	21,222,000	2,827
	Lai Sun Development Co. Ltd.	74,557,500	2,722
	TCC International Holdings Ltd.	5,954,000	2,683
	Chow Sang Sang Holdings International Ltd.	1,122,000	2,619
	Pacific Textiles Holdings Ltd.	2,153,000	2,484
*	Huabao International Holdings Ltd.	3,926,000	2,341
	Hopewell Highway Infrastructure Ltd.	4,051,160	2,330
	Far East Consortium International Ltd.	4,075,000	2,275
^	Truly International Holdings Ltd.	6,562,000	2,268
	Dynam Japan Holdings Co. Ltd.	1,268,200	2,235
*	China Oceanwide Holdings Ltd.	21,943,156	2,137
	SmarTone Telecommunications Holdings Ltd.	1,614,000	2,113
	Prosperity REIT	4,937,000	2,098
*,^	Digital Domain Holdings Ltd.	51,280,000	2,072
	CP Pokphand Co. Ltd.	25,716,000	1,977
	CITIC Telecom International Holdings Ltd.	6,168,000	1,974
	Texwinca Holdings Ltd.	3,179,930	1,935
	Hutchison Telecommunications Hong Kong Holdings Ltd.	5,374,435	1,892
	BEP International Holdings Ltd.	58,400,000	1,870
	SA Sa International Holdings Ltd.	4,590,227	1,810
	Pou Sheng International Holdings Ltd.	9,871,000	1,770
^	HC International Inc.	2,406,000	1,735
*,^	China Harmony New Energy Auto Holding Ltd.	3,591,000	1,715
	Nan Hai Corp. Ltd.	53,500,000	1,707
	Gemdale Properties & Investment Corp. Ltd.	23,524,000	1,656
	Canvest Environmental Protection Group Co. Ltd.	3,118,000	1,633
^	Town Health International Medical Group Ltd.	18,734,000	1,632
^	Goodbaby International Holdings Ltd.	3,924,000	1,627
	Sun Hung Kai & Co. Ltd.	2,520,000	1,623
	Emperor Capital Group Ltd.	17,736,000	1,590
*	G-Resources Group Ltd.	107,400,000	1,568
	Ju Teng International Holdings Ltd.	3,802,000	1,559
	Spring REIT	3,529,000	1,537
*,^,2	IMAX China Holding Inc.	493,296	1,513
*	COFCO Meat Holdings Ltd.	7,543,000	1,507
*,^	GCL New Energy Holdings Ltd.	30,356,000	1,498
*	Beijing Enterprises Medical & Health Group Ltd.	23,910,000	1,484
*	Sino Oil And Gas Holdings Ltd.	61,950,000	1,483
*,^	China LNG Group Ltd.	79,820,000	1,482
	Microport Scientific Corp.	1,851,148	1,458
^	Chong Hing Bank Ltd.	689,000	1,454
	Road King Infrastructure Ltd.	1,144,000	1,412
*	United Laboratories International Holdings Ltd.	2,138,000	1,410
*	NewOcean Energy Holdings Ltd.	4,302,000	1,317
^,2	Regina Miracle International Holdings Ltd.	1,488,000	1,286
*,^	Macau Legend Development Ltd.	6,678,505	1,215
*,^	China Financial International Investments Ltd.	28,340,000	1,089
	China Aerospace International Holdings Ltd.	8,226,000	1,043
	China Silver Group Ltd.	5,652,000	1,035
	Liu Chong Hing Investment Ltd.	662,000	1,019
*,^	China Strategic Holdings Ltd.	61,425,000	951
*,^	China Ocean Industry Group Ltd.	40,610,000	937
*,^	Honghua Group Ltd.	10,350,000	928
*	Singamas Container Holdings Ltd.	5,948,000	922

17

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*,^	Summit Ascent Holdings Ltd.	3,914,000	862
*	China Medical & HealthCare Group Ltd.	21,040,000	849
	TPV Technology Ltd.	3,842,000	846
	Lee's Pharmaceutical Holdings Ltd.	1,004,000	838
*	Convoy Global Holdings Ltd.	55,842,000	823
*	Hong Kong Television Network Ltd.	2,018,000	770
*,^	13 Holdings Ltd.	3,679,500	758
	EVA Precision Industrial Holdings Ltd.	4,854,000	746
*	Emperor Watch & Jewellery Ltd.	17,280,000	741
	Varitronix International Ltd.	1,338,000	735
*	Lifestyle China Group Ltd.	2,164,030	726
^	Parkson Retail Group Ltd.	4,455,494	713
^,2	CGN New Energy Holdings Co. Ltd.	5,162,000	707
*,^	Vision Fame International Holding Ltd.	6,194,000	666
*,^	Technovator International Ltd.	1,980,000	651
^	Shenwan Hongyuan HK Ltd.	1,625,000	627
*	Xinchen China Power Holdings Ltd.	3,538,000	625
*	Mei Ah Entertainment Group Ltd.	12,840,000	618
*	Sunshine Oilsands Ltd.	18,748,500	600
	Henderson Investment Ltd.	6,722,000	577
*	NetMind Financial Holdings Ltd.	125,440,000	530
*	Tou Rong Chang Fu Group Ltd.	27,460,000	528
*,^	Anton Oilfield Services Group	5,468,000	511
*,^	China LotSynergy Holdings Ltd.	28,660,000	503
*,^	New Sports Group Ltd.	92,250,000	485
*,^	Good Resources Holdings Ltd.	10,919,595	483
*,^	SOCAM Development Ltd.	1,818,000	477
*	New World Department Store China Ltd.	1,887,000	466
*,^	China Huarong Energy Co. Ltd.	10,725,792	460
*	Future World Financial Holdings Ltd.	25,544,000	425
	AMVIG Holdings Ltd.	1,380,000	425
	Inspur International Ltd.	1,950,000	412
*	Yanchang Petroleum International Ltd.	17,790,000	394
	Yip's Chemical Holdings Ltd.	958,000	390
*,^	Qianhai Health Holdings Ltd.	34,447,500	331
*	Peace Map Holding Ltd.	26,420,000	274
*	Sincere Watch Hong Kong Ltd.	12,270,000	271
*	Silver Base Group Holdings Ltd.	3,820,500	255
*	Trinity Ltd.	4,062,000	252
*	New Focus Auto Tech Holdings Ltd.	6,176,000	218
*,^	China Healthwise Holdings Ltd.	11,514,000	199
*,^	Suncorp Technologies Ltd.	51,860,000	166
*	Auto Italia Holdings	1,425,000	17
			2,793,983
Ireland (0.2%)
	Kerry Group plc Class A	707,316	60,936
*	Bank of Ireland	133,952,057	35,189
	Kingspan Group plc	745,340	25,596
	Glanbia plc	946,960	18,501
*	Ryanair Holdings plc	409,688	8,379
	C&C Group plc	1,647,642	6,058
	Green REIT plc	3,177,975	5,165
	Hibernia REIT plc	3,249,572	5,099
	Irish Continental Group plc	758,983	4,393
	Origin Enterprises plc	594,545	4,333
*	Allied Irish Banks plc	537,127	3,030
*	Ryanair Holdings plc ADR	19,413	2,089
*	Permanent TSB Group Holdings plc	497,776	1,557
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			180,325
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	4,359,123	143,724
	Bank Leumi Le-Israel BM	6,968,940	33,859
	Bank Hapoalim BM	4,995,048	33,682

18

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Nice Ltd.	294,467	23,200
	Bezeq The Israeli Telecommunication Corp. Ltd.	10,127,891	16,800
*	Israel Discount Bank Ltd. Class A	5,760,710	15,174
	Elbit Systems Ltd.	117,876	14,541
	Frutarom Industries Ltd.	185,590	12,957
	Israel Chemicals Ltd.	2,443,761	11,528
	Mizrahi Tefahot Bank Ltd.	626,495	11,391
*	Tower Semiconductor Ltd.	463,915	11,103
	Azrieli Group Ltd.	156,635	8,701
	Paz Oil Co. Ltd.	37,307	6,368
	Delek Group Ltd.	25,831	5,645
	Alony Hetz Properties & Investments Ltd.	469,643	4,742
	First International Bank Of Israel Ltd.	242,406	4,392
	Gazit-Globe Ltd.	449,278	4,335
*	Airport City Ltd.	306,616	4,242
*	Israel Corp. Ltd.	17,462	3,709
	Strauss Group Ltd.	177,388	3,472
*	Mazor Robotics Ltd.	199,627	3,439
	Melisron Ltd.	64,213	3,374
	Teva Pharmaceutical Industries Ltd. ADR	95,178	3,162
	Oil Refineries Ltd.	7,118,599	3,132
	Harel Insurance Investments & Financial Services Ltd.	526,954	3,117
*	Nova Measuring Instruments Ltd.	135,175	3,088
	Reit 1 Ltd.	797,334	2,981
	Amot Investments Ltd.	529,937	2,775
*	Cellcom Israel Ltd. (Registered)	259,604	2,496
*	Jerusalem Oil Exploration	41,158	2,470
	Shikun & Binui Ltd.	933,535	2,424
*	Partner Communications Co. Ltd.	416,482	2,209
	IDI Insurance Co. Ltd.	36,025	2,099
*	Jerusalem Economy Ltd.	719,345	1,828
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	33,352	1,638
	Shufersal Ltd.	307,381	1,611
*	Clal Insurance Enterprises Holdings Ltd.	94,439	1,597
	Electra Ltd.	7,908	1,584
*	Phoenix Holdings Ltd.	351,580	1,494
	Migdal Insurance & Financial Holding Ltd.	1,354,023	1,448
	Delek Automotive Systems Ltd.	165,207	1,343
*	Naphtha Israel Petroleum Corp. Ltd.	166,795	1,325
	Menora Mivtachim Holdings Ltd.	100,617	1,266
	Bayside Land Corp.	2,773	1,235
	Big Shopping Centers Ltd.	17,251	1,226
	Delta-Galil Industries Ltd.	40,983	1,212
*	Africa Israel Properties Ltd.	54,715	1,159
	Formula Systems 1985 Ltd.	30,605	1,146
*	Kenon Holdings Ltd.	70,463	950
*	B Communications Ltd.	47,022	815
*	Ceragon Networks Ltd.	295,149	768
	Norstar Holdings Inc.	40,188	750
*	Kamada Ltd.	125,763	748
*	Gilat Satellite Networks Ltd.	142,835	701
*	Allot Communications Ltd.	134,631	687
*	AudioCodes Ltd.	106,784	653
*	Evogene Ltd.	114,578	575
	Property & Building Corp. Ltd.	4,482	447
	Delek Energy Systems Ltd.	169	94
			438,631
Italy (2.2%)
*	UniCredit SPA	10,856,700	203,360
	Enel SPA	37,697,780	202,192
	Intesa Sanpaolo SPA (Registered)	57,803,356	183,862
	Eni SPA	12,138,527	182,417
	Assicurazioni Generali SPA	6,360,368	104,986
	Atlantia SPA	2,600,498	73,151

19

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Fiat Chrysler Automobiles NV	5,287,707	55,863
	Ferrari NV	615,985	53,006
	CNH Industrial NV	4,654,828	52,789
*	Telecom Italia SPA (Registered)	55,359,839	51,218
	Snam SPA	11,676,156	50,957
	Luxottica Group SPA	759,211	44,192
^	Terna Rete Elettrica Nazionale SPA	6,925,213	37,404
	Tenaris SA	2,309,620	36,062
	Leonardo SPA	1,876,042	31,236
	Prysmian SPA	1,044,440	30,804
	EXOR NV	528,407	28,673
	Mediobanca SPA	2,795,530	27,656
*,^	Banco BPM SPA	7,406,007	24,873
	Telecom Italia SPA (Bearer)	29,162,708	21,581
^	Unione di Banche Italiane SPA	4,824,201	20,785
	Intesa Sanpaolo SPA	6,873,549	20,449
	Recordati SPA	496,113	20,118
	Davide Campari-Milano SPA	2,785,844	19,695
	Moncler SPA	778,170	18,255
	FinecoBank Banca Fineco SPA	1,952,602	15,391
2	Poste Italiane SPA	2,218,886	15,215
	A2A SPA	7,699,986	12,803
	Italgas SPA	2,397,370	12,090
	BPER Banca	2,339,656	11,719
	Interpump Group SPA	421,934	11,545
	Azimut Holding SPA	562,071	11,308
	Hera SPA	3,664,035	11,202
	Banca Mediolanum SPA	1,260,855	10,471
	Unipol Gruppo Finanziario SPA	2,385,319	10,466
^	UnipolSai Assicurazioni SPA	4,764,553	10,453
	Saipem SPA	2,800,254	10,370
	Cerved Information Solutions SPA	948,170	10,173
*	Brembo SPA	671,600	9,841
	Banca Popolare di Sondrio SCPA	2,284,397	9,038
	DiaSorin SPA	116,058	8,922
	De' Longhi SPA	280,666	8,805
	Buzzi Unicem SPA	346,779	8,647
	Banca Generali SPA	277,357	8,276
*,^	Yoox Net-A-Porter Group SPA	295,562	8,190
2	Anima Holding SPA	1,111,782	7,970
	Autogrill SPA	654,126	7,929
	Industria Macchine Automatiche SPA	73,750	6,785
2	Infrastrutture Wireless Italiane SPA	1,193,689	6,779
*,^	Mediaset SPA	1,680,305	6,620
	Societa Cattolica di Assicurazioni SCRL	818,179	6,365
^	Salvatore Ferragamo SPA	219,328	5,856
	Amplifon SPA	433,798	5,725
*	Ansaldo STS SPA	445,415	5,682
	Iren SPA	2,318,145	5,369
2	Enav SPA	1,186,972	5,119
	Saras SPA	2,139,967	4,988
	Ei Towers SPA	77,393	4,481
2	OVS SPA	606,900	4,321
	Tod's SPA	63,068	3,935
	Banca IFIS SPA	96,033	3,904
	Societa Iniziative Autostradali e Servizi SPA	338,417	3,730
	ACEA SPA	237,083	3,600
	Reply SPA	19,412	3,596
	Beni Stabili SpA SIIQ	4,975,122	3,596
	MARR SPA	147,708	3,514
	Brunello Cucinelli SPA	130,432	3,427
	ERG SPA	241,934	3,405
2	Technogym SPA	437,454	3,368
	Buzzi Unicem SPA Savings Shares	230,229	3,278

20

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Danieli & C Officine Meccaniche SPA RSP	170,284	3,057
	Credito Emiliano SPA	361,054	2,924
	ASTM SPA	155,528	2,690
^	Salini Impregilo SPA	748,659	2,591
	Parmalat SPA	746,459	2,584
	Datalogic SPA	94,957	2,558
*	Fincantieri SPA	2,198,365	2,466
2	RAI Way SPA	454,001	2,268
^	Credito Valtellinese SPA	517,705	2,211
	CIR-Compagnie Industriali Riunite SPA	1,477,406	2,072
	Banca Monte dei Paschi di Siena SPA	113,708	1,959
*	Italmobiliare SPA	71,460	1,953
	Piaggio & C SPA	776,469	1,917
	Danieli & C Officine Meccaniche SPA	68,708	1,675
	Immobiliare Grande Distribuzione SIIQ SPA	1,698,456	1,498
^	Geox SPA	389,125	1,284
^	Cairo Communication SPA	285,256	1,251
	Cementir Holding SPA	207,332	1,237
	Astaldi SPA	187,849	1,169
*,^	Safilo Group SPA	152,795	1,131
	Zignago Vetro SPA	134,752	1,131
*,^	Juventus Football Club SPA	1,812,255	1,092
	Esprinet SPA	136,426	984
*	Arnoldo Mondadori Editore SPA	536,425	980
	Cofide SPA	1,305,580	861
*,^	Banca Carige SPA	3,495,357	752
*	Rizzoli Corriere Della Sera Mediagroup SPA	488,250	683
*	GEDI Gruppo Editoriale SPA	636,218	574
	DeA Capital SPA	378,098	525
			1,981,928
Japan (21.3%)
	Toyota Motor Corp.	12,755,470	670,472
	Mitsubishi UFJ Financial Group Inc.	63,434,717	427,870
	SoftBank Group Corp.	4,156,952	337,919
	Sumitomo Mitsui Financial Group Inc.	6,477,594	252,914
	Honda Motor Co. Ltd.	8,695,193	238,232
	KDDI Corp.	8,909,922	235,646
	Sony Corp.	6,135,948	234,048
	Mizuho Financial Group Inc.	123,330,857	226,124
	Japan Tobacco Inc.	5,822,670	204,656
	Keyence Corp.	439,466	193,465
	Takeda Pharmaceutical Co. Ltd.	3,723,454	189,036
	FANUC Corp.	945,743	183,045
	Shin-Etsu Chemical Co. Ltd.	1,991,298	181,234
	Nintendo Co. Ltd.	522,807	175,031
	East Japan Railway Co.	1,812,455	173,626
	Canon Inc.	5,084,953	172,966
	Nippon Telegraph & Telephone Corp.	3,288,101	155,212
	Seven & i Holdings Co. Ltd.	3,760,888	155,191
	NTT DOCOMO Inc.	6,295,653	148,897
	Central Japan Railway Co.	880,117	143,738
	Tokio Marine Holdings Inc.	3,411,443	141,961
	Murata Manufacturing Co. Ltd.	924,455	141,133
	Panasonic Corp.	10,334,316	140,808
	Kao Corp.	2,349,563	139,701
	Mitsubishi Electric Corp.	9,611,722	139,011
	Hitachi Ltd.	22,541,638	138,985
	Bridgestone Corp.	3,084,593	133,352
	Daikin Industries Ltd.	1,296,694	133,031
	Mitsubishi Corp.	6,231,512	130,993
	Astellas Pharma Inc.	10,106,048	123,867
	Nidec Corp.	1,147,588	117,903
	Mitsui & Co. Ltd.	8,137,089	116,489
	Komatsu Ltd.	4,467,695	114,674

21

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

		Market
		Value
	Shares	($000)
Mitsui Fudosan Co. Ltd.	4,618,710	110,657
Daiwa House Industry Co. Ltd.	3,135,879	107,327
Mitsubishi Estate Co. Ltd.	5,728,050	107,073
ITOCHU Corp.	6,949,373	103,469
Tokyo Electron Ltd.	763,408	103,207
Denso Corp.	2,388,954	101,383
Subaru Corp.	2,980,636	101,068
Dai-ichi Life Holdings Inc.	5,540,630	100,570
Recruit Holdings Co. Ltd.	5,794,362	99,720
Nomura Holdings Inc.	16,256,110	98,032
ORIX Corp.	6,291,471	97,894
Hoya Corp.	1,835,264	95,546
Suzuki Motor Corp.	1,995,519	95,062
Nissan Motor Co. Ltd.	9,423,889	94,097
Kubota Corp.	5,464,001	92,357
Kyocera Corp.	1,516,213	88,123
SMC Corp.	285,842	87,380
Otsuka Holdings Co. Ltd.	2,045,910	87,351
Nippon Steel & Sumitomo Metal Corp.	3,803,307	86,186
Fast Retailing Co. Ltd.	254,192	85,008
Kirin Holdings Co. Ltd.	4,078,633	83,198
MS&AD Insurance Group Holdings Inc.	2,444,890	82,463
Shionogi & Co. Ltd.	1,402,992	78,228
Daiichi Sankyo Co. Ltd.	3,163,552	74,669
Secom Co. Ltd.	947,225	72,070
Eisai Co. Ltd.	1,289,041	71,320
Sumitomo Corp.	5,468,068	71,305
Fujitsu Ltd.	9,454,958	69,931
Asahi Group Holdings Ltd.	1,845,641	69,507
Sompo Holdings Inc.	1,779,088	69,055
FUJIFILM Holdings Corp.	1,904,131	68,658
JXTG Holdings Inc.	15,560,734	68,086
Shiseido Co. Ltd.	1,896,326	67,600
Asahi Kasei Corp.	6,158,627	66,441
Sumitomo Mitsui Trust Holdings Inc.	1,830,219	65,740
Sumitomo Realty & Development Co. Ltd.	2,061,759	63,849
Oriental Land Co. Ltd.	930,461	63,062
West Japan Railway Co.	890,460	63,005
Toray Industries Inc.	7,412,737	62,190
Nitto Denko Corp.	750,551	61,982
Shimano Inc.	386,203	61,321
Terumo Corp.	1,492,820	58,905
Resona Holdings Inc.	10,595,199	58,526
Mitsubishi Heavy Industries Ltd.	13,907,184	57,258
Sumitomo Electric Industries Ltd.	3,661,284	56,642
Daito Trust Construction Co. Ltd.	354,701	55,261
MEIJI Holdings Co. Ltd.	666,506	54,046
Ajinomoto Co. Inc.	2,460,693	53,210
Tokyo Gas Co. Ltd.	10,126,805	52,747
Mitsubishi Chemical Holdings Corp.	6,312,101	52,591
Dentsu Inc.	1,080,549	51,837
Aeon Co. Ltd.	3,358,104	51,075
Olympus Corp.	1,365,623	50,034
Marubeni Corp.	7,705,022	49,918
Sekisui House Ltd.	2,802,596	49,532
Kansai Electric Power Co. Inc.	3,567,367	49,192
Nitori Holdings Co. Ltd.	360,937	48,316
Ono Pharmaceutical Co. Ltd.	2,212,315	48,254
Japan Exchange Group Inc.	2,648,280	48,153
Daiwa Securities Group Inc.	7,960,055	47,400
Taisei Corp.	5,163,057	47,224
Unicharm Corp.	1,871,721	47,122
Rakuten Inc.	3,989,625	47,081
T&D Holdings Inc.	2,992,567	45,763

22

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Chubu Electric Power Co. Inc.	3,436,184	45,697
	Aisin Seiki Co. Ltd.	877,376	45,103
*,^	Toshiba Corp.	18,590,646	45,034
	Makita Corp.	1,196,982	44,329
	JFE Holdings Inc.	2,498,350	43,500
	Inpex Corp.	4,486,996	43,324
	Sumitomo Chemical Co. Ltd.	7,418,055	42,875
	Sysmex Corp.	703,790	42,124
	Toyota Industries Corp.	785,676	41,555
	Omron Corp.	949,612	41,336
	Asahi Glass Co. Ltd.	951,906	40,202
	Chugai Pharmaceutical Co. Ltd.	1,064,527	39,883
	Hankyu Hanshin Holdings Inc.	1,105,409	39,823
	Osaka Gas Co. Ltd.	9,572,358	39,197
	Obayashi Corp.	3,299,191	38,871
	Mazda Motor Corp.	2,764,218	38,834
	TDK Corp.	577,305	38,161
	Kajima Corp.	4,411,117	37,281
	Tokyu Corp.	4,763,809	36,403
	Yamato Holdings Co. Ltd.	1,732,003	35,187
	Yamaha Motor Co. Ltd.	1,354,954	35,160
	NTT Data Corp.	3,133,650	34,961
	Yakult Honsha Co. Ltd.	495,233	33,757
	Kintetsu Group Holdings Co. Ltd.	8,716,553	33,629
	Dai Nippon Printing Co. Ltd.	3,008,230	33,512
	MINEBEA MITSUMI Inc.	2,060,703	33,326
	Rohm Co. Ltd.	429,250	33,096
	Toyota Tsusho Corp.	1,095,597	32,940
	Isuzu Motors Ltd.	2,647,339	32,873
	Bandai Namco Holdings Inc.	943,310	32,230
	Tohoku Electric Power Co. Inc.	2,319,284	32,143
	NEC Corp.	12,041,604	32,011
	Sumitomo Metal Mining Co. Ltd.	2,378,199	31,787
	LIXIL Group Corp.	1,261,075	31,609
	Sekisui Chemical Co. Ltd.	1,755,568	31,501
*	Tokyo Electric Power Co. Holdings Inc.	7,612,443	31,427
	Kuraray Co. Ltd.	1,699,729	30,950
	Shimizu Corp.	2,850,999	30,294
	Seiko Epson Corp.	1,355,856	30,252
	MISUMI Group Inc.	1,314,943	30,138
	Keikyu Corp.	2,495,268	30,094
	Odakyu Electric Railway Co. Ltd.	1,487,938	30,072
	Ricoh Co. Ltd.	3,315,260	29,369
	Concordia Financial Group Ltd.	5,782,820	29,310
	Suntory Beverage & Food Ltd.	627,844	29,183
	Tosoh Corp.	2,829,791	29,164
	Toppan Printing Co. Ltd.	2,635,927	28,985
	NH Foods Ltd.	949,245	28,876
	Koito Manufacturing Co. Ltd.	552,305	28,560
	Trend Micro Inc.	550,464	28,450
	Nippon Paint Holdings Co. Ltd.	747,001	28,419
	Ryohin Keikaku Co. Ltd.	112,877	28,251
	Yamaha Corp.	808,736	27,998
	Yahoo Japan Corp.	6,339,254	27,558
	NSK Ltd.	2,188,159	27,535
	Kyushu Electric Power Co. Inc.	2,255,617	27,414
	Nikon Corp.	1,705,615	27,340
	Kikkoman Corp.	843,640	26,987
	TOTO Ltd.	702,125	26,902
	M3 Inc.	968,032	26,704
	Brother Industries Ltd.	1,151,935	26,682
	Tobu Railway Co. Ltd.	4,860,988	26,558
	Alps Electric Co. Ltd.	913,098	26,524
*,^	Sharp Corp.	7,080,168	26,244

23

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	NGK Insulators Ltd.	1,295,598	25,974
	Japan Post Holdings Co. Ltd.	2,081,543	25,893
	Konami Holdings Corp.	459,628	25,586
	Japan Post Bank Co. Ltd.	1,983,474	25,462
	Mitsubishi Tanabe Pharma Corp.	1,091,591	25,251
	Lion Corp.	1,216,970	25,242
	Kyushu Railway Co.	777,059	25,203
	Shimadzu Corp.	1,311,239	24,986
	Keio Corp.	2,878,677	24,130
	Santen Pharmaceutical Co. Ltd.	1,765,020	23,974
	Shizuoka Bank Ltd.	2,627,363	23,828
	Hoshizaki Corp.	262,227	23,792
	Chiba Bank Ltd.	3,252,418	23,669
	Kyowa Hakko Kirin Co. Ltd.	1,265,055	23,529
	Mitsui Chemicals Inc.	4,390,760	23,382
	Yaskawa Electric Corp.	1,081,441	23,026
	Nissan Chemical Industries Ltd.	693,773	22,989
	FamilyMart UNY Holdings Co. Ltd.	394,353	22,583
	Hirose Electric Co. Ltd.	155,600	22,267
	Don Quijote Holdings Co. Ltd.	584,818	22,220
	Nippon Express Co. Ltd.	3,534,521	22,180
	Stanley Electric Co. Ltd.	730,452	22,136
	Oji Holdings Corp.	4,259,002	22,051
	Aozora Bank Ltd.	5,752,328	21,962
*	IHI Corp.	6,408,533	21,900
	Kansai Paint Co. Ltd.	932,791	21,535
	Nisshin Seifun Group Inc.	1,308,363	21,509
	USS Co. Ltd.	1,076,590	21,458
	Nissin Foods Holdings Co. Ltd.	341,838	21,375
	Taiheiyo Cement Corp.	5,804,210	21,226
	Start Today Co. Ltd.	857,157	21,124
	Disco Corp.	131,443	21,082
	Kawasaki Heavy Industries Ltd.	7,081,877	21,080
	Nomura Research Institute Ltd.	525,732	20,770
	Nagoya Railroad Co. Ltd.	4,398,821	20,525
	Obic Co. Ltd.	332,013	20,444
	Suruga Bank Ltd.	833,098	20,261
	Mitsubishi Motors Corp.	3,034,757	20,069
	Seibu Holdings Inc.	1,076,372	19,944
	Electric Power Development Co. Ltd.	805,166	19,943
	Hamamatsu Photonics KK	644,515	19,862
	NGK Spark Plug Co. Ltd.	920,437	19,716
	ANA Holdings Inc.	5,648,353	19,667
	Pigeon Corp.	539,803	19,625
	Mitsubishi Gas Chemical Co. Inc.	908,742	19,301
*	Nexon Co. Ltd.	970,637	19,253
	Yokogawa Electric Corp.	1,179,606	18,984
	Sumitomo Heavy Industries Ltd.	2,840,358	18,848
	Mitsubishi Materials Corp.	620,123	18,819
	Mebuki Financial Group Inc.	4,995,027	18,650
	Amada Holdings Co. Ltd.	1,605,341	18,621
	J Front Retailing Co. Ltd.	1,207,838	18,613
	Tsuruha Holdings Inc.	173,625	18,450
	Keisei Electric Railway Co. Ltd.	688,311	18,422
	Konica Minolta Inc.	2,191,940	18,287
	Daicel Corp.	1,456,245	18,201
	Kobayashi Pharmaceutical Co. Ltd.	303,742	18,053
	Taisho Pharmaceutical Holdings Co. Ltd.	235,992	17,981
	Rinnai Corp.	192,144	17,951
^	Yamada Denki Co. Ltd.	3,562,454	17,713
	Hulic Co. Ltd.	1,725,637	17,672
	Isetan Mitsukoshi Holdings Ltd.	1,751,712	17,623
	Fukuoka Financial Group Inc.	3,676,368	17,541
	Toho Co. Ltd.	565,685	17,446

24

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

		Market
		Value
	Shares	($000)
JGC Corp.	1,063,796	17,329
Bank of Kyoto Ltd.	1,813,740	17,187
Nabtesco Corp.	584,128	17,036
Hisamitsu Pharmaceutical Co. Inc.	354,641	17,003
Lawson Inc.	242,493	16,970
Japan Airlines Co. Ltd.	543,617	16,839
Alfresa Holdings Corp.	869,675	16,814
Haseko Corp.	1,369,772	16,680
Toho Gas Co. Ltd.	2,289,875	16,680
Toyo Suisan Kaisha Ltd.	434,502	16,670
Coca-Cola Bottlers Japan Inc.	570,716	16,525
Nippon Shinyaku Co. Ltd.	257,534	16,486
Mitsui OSK Lines Ltd.	5,570,892	16,450
Teijin Ltd.	849,375	16,390
THK Co. Ltd.	573,484	16,344
Casio Computer Co. Ltd.	1,058,746	16,318
Otsuka Corp.	261,156	16,245
Asics Corp.	871,596	16,198
JTEKT Corp.	1,097,329	16,148
Keihan Holdings Co. Ltd.	2,516,734	16,016
JSR Corp.	920,309	15,932
Credit Saison Co. Ltd.	811,073	15,882
Hakuhodo DY Holdings Inc.	1,180,304	15,719
Temp Holdings Co. Ltd.	830,969	15,612
Chugoku Electric Power Co. Inc.	1,412,534	15,596
Nippon Electric Glass Co. Ltd.	423,680	15,455
Kurita Water Industries Ltd.	564,602	15,444
Sumco Corp.	1,060,070	15,408
Marui Group Co. Ltd.	1,042,039	15,397
Fuji Electric Co. Ltd.	2,867,435	15,167
Sumitomo Rubber Industries Ltd.	885,479	14,996
Kose Corp.	136,022	14,918
* Kobe Steel Ltd.	1,445,857	14,909
Kewpie Corp.	567,313	14,897
Sohgo Security Services Co. Ltd.	329,513	14,874
Hitachi Chemical Co. Ltd.	493,224	14,787
Nichirei Corp.	526,461	14,763
Tokyu Fudosan Holdings Corp.	2,488,977	14,761
Advantest Corp.	857,983	14,708
Showa Denko KK	626,208	14,602
* Nippon Yusen KK	7,804,997	14,591
Hino Motors Ltd.	1,301,581	14,533
CyberAgent Inc.	465,098	14,444
Sojitz Corp.	5,852,529	14,407
Calbee Inc.	363,146	14,284
Sony Financial Holdings Inc.	834,927	14,279
Air Water Inc.	772,149	14,251
Nankai Electric Railway Co. Ltd.	2,749,069	14,236
Ezaki Glico Co. Ltd.	263,369	14,181
MediPal Holdings Corp.	764,512	14,176
DIC Corp.	392,187	14,170
Shinsei Bank Ltd.	8,012,114	14,035
Idemitsu Kosan Co. Ltd.	487,777	13,877
Ube Industries Ltd.	5,283,060	13,637
Furukawa Electric Co. Ltd.	305,350	13,614
Daifuku Co. Ltd.	452,600	13,576
Hitachi Metals Ltd.	971,841	13,559
Toyo Seikan Group Holdings Ltd.	800,935	13,559
SCREEN Holdings Co. Ltd.	200,267	13,396
Takashimaya Co. Ltd.	1,400,349	13,359
Ebara Corp.	476,727	13,282
Tokyo Tatemono Co. Ltd.	1,010,276	13,280
Tsumura & Co.	325,775	13,232
Sega Sammy Holdings Inc.	976,965	13,172

25

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Hitachi Construction Machinery Co. Ltd.	521,748	13,125
	Benesse Holdings Inc.	346,816	13,111
	Mabuchi Motor Co. Ltd.	261,641	13,078
	Suzuken Co. Ltd.	391,906	13,046
	Hiroshima Bank Ltd.	2,927,451	13,031
	Chugoku Bank Ltd.	866,922	13,015
	Hachijuni Bank Ltd.	2,039,834	12,997
	SBI Holdings Inc.	943,789	12,834
	Yamaguchi Financial Group Inc.	1,054,252	12,769
	Gunma Bank Ltd.	2,116,593	12,746
*,^	PeptiDream Inc.	399,400	12,644
	Shimamura Co. Ltd.	102,965	12,623
	Park24 Co. Ltd.	495,745	12,615
	Yamazaki Baking Co. Ltd.	632,121	12,603
	Square Enix Holdings Co. Ltd.	382,266	12,528
	Hitachi High-Technologies Corp.	319,785	12,453
	AEON Financial Service Co. Ltd.	579,497	12,298
	Horiba Ltd.	200,300	12,218
	Kyushu Financial Group Inc.	1,926,420	12,207
	Azbil Corp.	318,601	12,129
	NOK Corp.	564,103	11,976
	DeNA Co. Ltd.	530,965	11,934
	Denka Co. Ltd.	2,302,641	11,916
	Miraca Holdings Inc.	263,490	11,867
	Nomura Real Estate Holdings Inc.	598,048	11,769
	Seven Bank Ltd.	3,278,502	11,755
	Morinaga & Co. Ltd.	207,000	11,737
	Mitsubishi UFJ Lease & Finance Co. Ltd.	2,134,419	11,711
	Iida Group Holdings Co. Ltd.	701,550	11,710
	Ulvac Inc.	242,000	11,677
	Aeon Mall Co. Ltd.	590,894	11,674
	Nifco Inc.	216,330	11,635
	Sundrug Co. Ltd.	310,490	11,582
	Kagome Co. Ltd.	379,133	11,545
	Matsumotokiyoshi Holdings Co. Ltd.	201,933	11,503
	COMSYS Holdings Corp.	554,660	11,452
^	Iyo Bank Ltd.	1,376,941	11,438
	Nihon M&A Center Inc.	312,200	11,428
	Izumi Co. Ltd.	200,293	11,389
	Fujikura Ltd.	1,353,259	11,384
	Hikari Tsushin Inc.	107,203	11,294
	Oracle Corp. Japan	173,595	11,292
	Nippon Kayaku Co. Ltd.	792,139	11,233
	Asahi Intecc Co. Ltd.	246,191	11,203
	Sanwa Holdings Corp.	1,034,933	10,930
	TIS Inc.	388,100	10,807
	Yokohama Rubber Co. Ltd.	535,766	10,801
	Nippon Shokubai Co. Ltd.	165,691	10,703
	Sumitomo Dainippon Pharma Co. Ltd.	780,588	10,655
	Mitsui Mining & Smelting Co. Ltd.	2,700,975	10,585
	Kinden Corp.	653,404	10,549
	Kaneka Corp.	1,377,336	10,541
	Kamigumi Co. Ltd.	1,000,285	10,515
*,^	Kawasaki Kisen Kaisha Ltd.	4,350,981	10,482
	Ito En Ltd.	284,860	10,400
	Sumitomo Forestry Co. Ltd.	659,491	10,389
	Rohto Pharmaceutical Co. Ltd.	500,191	10,354
	Zenkoku Hosho Co. Ltd.	251,929	10,315
	Daido Steel Co. Ltd.	1,783,801	10,286
	Sotetsu Holdings Inc.	2,063,352	10,242
	Sugi Holdings Co. Ltd.	191,011	10,235
	Seino Holdings Co. Ltd.	762,396	10,164
	Nippon Paper Industries Co. Ltd.	494,493	10,137
	NTN Corp.	2,169,557	10,096

26

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Daiichikosho Co. Ltd.	214,500	10,075
	Hokuhoku Financial Group Inc.	629,503	10,069
	Kaken Pharmaceutical Co. Ltd.	183,411	10,015
	Toyo Tire & Rubber Co. Ltd.	484,900	9,934
	House Foods Group Inc.	392,077	9,836
	SCSK Corp.	218,428	9,814
	Sawai Pharmaceutical Co. Ltd.	173,307	9,733
	Miura Co. Ltd.	496,000	9,706
	Citizen Watch Co. Ltd.	1,367,125	9,620
	Tokyo Century Corp.	239,874	9,614
	77 Bank Ltd.	1,938,965	9,571
	Kakaku.com Inc.	665,462	9,566
	Relo Group Inc.	487,900	9,499
	Toyoda Gosei Co. Ltd.	392,597	9,407
^	MonotaRO Co. Ltd.	290,117	9,376
	Pola Orbis Holdings Inc.	354,280	9,373
	Nagase & Co. Ltd.	613,531	9,360
	Sumitomo Osaka Cement Co. Ltd.	1,952,344	9,285
	Takara Holdings Inc.	886,213	9,247
	Welcia Holdings Co. Ltd.	249,540	9,238
	Shikoku Electric Power Co. Inc.	779,747	9,204
	Glory Ltd.	279,812	9,190
^	Japan Airport Terminal Co. Ltd.	239,320	9,187
	Nishi-Nippon Railroad Co. Ltd.	2,034,654	9,164
	Ibiden Co. Ltd.	528,957	9,148
^	Skylark Co. Ltd.	630,113	9,053
	GS Yuasa Corp.	2,068,873	9,030
	Maruichi Steel Tube Ltd.	308,391	8,972
	Sankyo Co. Ltd.	260,408	8,846
	Taiyo Yuden Co. Ltd.	557,921	8,815
	Showa Shell Sekiyu KK	946,986	8,796
	Toagosei Co. Ltd.	673,100	8,780
*,^	Acom Co. Ltd.	1,915,248	8,767
	Topcon Corp.	502,242	8,678
	Aoyama Trading Co. Ltd.	242,709	8,664
	Sapporo Holdings Ltd.	313,099	8,633
	NHK Spring Co. Ltd.	815,679	8,612
	Zensho Holdings Co. Ltd.	464,300	8,429
	NOF Corp.	659,000	8,411
	Itochu Techno-Solutions Corp.	239,009	8,381
	Toyobo Co. Ltd.	4,556,368	8,364
	Nihon Kohden Corp.	361,061	8,358
	Mitsubishi Logistics Corp.	626,330	8,357
	Bic Camera Inc.	781,443	8,302
	K's Holdings Corp.	419,090	8,194
	Penta-Ocean Construction Co. Ltd.	1,436,700	8,188
	Aica Kogyo Co. Ltd.	265,100	8,095
	Dowa Holdings Co. Ltd.	1,065,751	8,084
	Nishi-Nippon Financial Holdings Inc.	773,468	8,064
	H2O Retailing Corp.	441,487	8,055
	Daishi Bank Ltd.	1,738,447	8,028
	Cosmos Pharmaceutical Corp.	41,107	8,009
	Taiyo Nippon Sanso Corp.	703,307	7,933
	San-In Godo Bank Ltd.	936,986	7,915
^	OSG Corp.	387,478	7,911
	DMG Mori Co. Ltd.	474,588	7,856
*	Tokuyama Corp.	1,617,000	7,814
	Kyowa Exeo Corp.	463,000	7,807
	ADEKA Corp.	510,200	7,795
	Ushio Inc.	613,933	7,749
	Hokuriku Electric Power Co.	855,933	7,727
	Nishimatsu Construction Co. Ltd.	1,445,000	7,674
	Wacoal Holdings Corp.	566,229	7,668
	Nippon Suisan Kaisha Ltd.	1,307,900	7,665

27

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Amano Corp.	367,200	7,664
	Nipro Corp.	586,409	7,654
	Shiga Bank Ltd.	1,471,393	7,607
	TS Tech Co. Ltd.	259,878	7,595
	Sankyu Inc.	1,155,000	7,556
	Leopalace21 Corp.	1,207,100	7,509
	Zeon Corp.	698,501	7,476
	Okumura Corp.	1,106,000	7,454
	Juroku Bank Ltd.	2,352,158	7,433
	Nihon Parkerizing Co. Ltd.	492,700	7,368
	Japan Post Insurance Co. Ltd.	331,094	7,323
	Iwatani Corp.	1,167,000	7,250
	TechnoPro Holdings Inc.	180,000	7,245
	Morinaga Milk Industry Co. Ltd.	940,000	7,147
	Awa Bank Ltd.	1,027,045	7,000
	Tadano Ltd.	572,228	6,933
	Nikkon Holdings Co. Ltd.	296,500	6,876
	Ship Healthcare Holdings Inc.	220,500	6,869
	Pilot Corp.	160,800	6,848
	Nippon Light Metal Holdings Co. Ltd.	2,876,200	6,846
	ABC-Mart Inc.	115,872	6,829
	Kiyo Bank Ltd.	393,400	6,827
	Tokai Tokyo Financial Holdings Inc.	1,223,935	6,815
	Toda Corp.	1,086,647	6,787
	Maeda Corp.	613,000	6,765
	Hokkaido Electric Power Co. Inc.	885,992	6,760
	Mitsubishi Pencil Co. Ltd.	239,000	6,745
	Ain Holdings Inc.	93,200	6,745
	Lintec Corp.	280,847	6,730
	Tokyo Ohka Kogyo Co. Ltd.	201,100	6,720
	Jafco Co. Ltd.	165,670	6,699
	Nisshinbo Holdings Inc.	658,071	6,696
	Nippon Gas Co. Ltd.	205,500	6,668
	Tokyo Seimitsu Co. Ltd.	205,500	6,629
	OKUMA Corp.	686,525	6,569
	Tsubakimoto Chain Co.	758,000	6,564
*,^	LINE Corp.	188,058	6,529
	Kyudenko Corp.	181,800	6,517
	Sangetsu Corp.	372,900	6,483
^	Sanrio Co. Ltd.	325,766	6,399
^	Japan Lifeline Co. Ltd.	150,400	6,362
	Oki Electric Industry Co. Ltd.	445,200	6,324
	Rengo Co. Ltd.	1,085,214	6,300
	Shima Seiki Manufacturing Ltd.	134,600	6,283
	Senshu Ikeda Holdings Inc.	1,482,090	6,270
	Anritsu Corp.	689,170	6,227
	Hanwa Co. Ltd.	851,000	6,102
	Resorttrust Inc.	328,988	6,070
	Keiyo Bank Ltd.	1,392,367	6,046
	Itoham Yonekyu Holdings Inc.	658,705	5,978
	Nichias Corp.	516,000	5,969
	Fujitsu General Ltd.	257,100	5,962
	Ryosan Co. Ltd.	161,300	5,899
	Toyota Boshoku Corp.	311,688	5,871
	FP Corp.	107,962	5,846
	Heiwa Corp.	260,936	5,825
	Megmilk Snow Brand Co. Ltd.	209,000	5,823
	Shimachu Co. Ltd.	242,578	5,788
	Musashino Bank Ltd.	187,780	5,782
	Ariake Japan Co. Ltd.	82,800	5,770
	Hazama Ando Corp.	906,200	5,719
	Hitachi Kokusai Electric Inc.	244,800	5,717
	Mitsui Engineering & Shipbuilding Co. Ltd.	3,954,451	5,666
	Shochiku Co. Ltd.	443,502	5,659

28

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Fuji Seal International Inc.	199,100	5,504
	SHO-BOND Holdings Co. Ltd.	107,700	5,443
	Kokuyo Co. Ltd.	397,400	5,429
	Kumagai Gumi Co. Ltd.	1,684,000	5,423
	North Pacific Bank Ltd.	1,530,417	5,375
	Fuji Machine Manufacturing Co. Ltd.	370,300	5,356
^	Kenedix Inc.	1,130,000	5,345
	Maeda Road Construction Co. Ltd.	267,614	5,343
	Mochida Pharmaceutical Co. Ltd.	73,708	5,320
	Sumitomo Bakelite Co. Ltd.	748,000	5,290
	Duskin Co. Ltd.	203,600	5,242
	Capcom Co. Ltd.	220,184	5,226
	Fuyo General Lease Co. Ltd.	91,000	5,207
	Tokai Carbon Co. Ltd.	935,500	5,198
	Ogaki Kyoritsu Bank Ltd.	1,792,000	5,187
	Toho Holdings Co. Ltd.	261,900	5,166
	Hokuetsu Kishu Paper Co. Ltd.	656,700	5,158
	Topre Corp.	189,100	5,131
	Kandenko Co. Ltd.	483,711	5,091
*,^	Aiful Corp.	1,388,661	5,079
	Nihon Unisys Ltd.	320,000	5,068
	Meitec Corp.	118,800	5,067
	PALTAC Corp.	150,100	5,058
	Fuji Oil Holdings Inc.	214,100	4,953
	NTT Urban Development Corp.	510,631	4,936
	Yoshinoya Holdings Co. Ltd.	294,100	4,903
	Tomy Co. Ltd.	410,500	4,897
	Hitachi Capital Corp.	202,896	4,892
	Toyo Ink SC Holdings Co. Ltd.	924,000	4,867
	Takasago Thermal Engineering Co. Ltd.	298,600	4,865
	Cosmo Energy Holdings Co. Ltd.	306,194	4,832
	Nippo Corp.	239,884	4,828
^	Nissha Printing Co. Ltd.	172,900	4,808
	Okasan Securities Group Inc.	745,284	4,806
	HIS Co. Ltd.	159,171	4,797
	Nachi-Fujikoshi Corp.	839,000	4,785
	KYORIN Holdings Inc.	214,489	4,765
	Mandom Corp.	87,400	4,742
	Fujitec Co. Ltd.	361,400	4,740
	Canon Marketing Japan Inc.	207,242	4,724
	Nichiha Corp.	133,500	4,711
^	Orient Corp.	2,676,330	4,675
	Hitachi Transport System Ltd.	198,236	4,675
	Fukuyama Transporting Co. Ltd.	722,928	4,593
	Autobacs Seven Co. Ltd.	282,454	4,591
	KYB Corp.	888,218	4,562
	Inaba Denki Sangyo Co. Ltd.	119,500	4,545
	Sakata Seed Corp.	146,100	4,544
	Maruha Nichiro Corp.	171,300	4,528
	Hyakugo Bank Ltd.	1,107,585	4,518
	Koei Tecmo Holdings Co. Ltd.	226,400	4,500
^	Colowide Co. Ltd.	262,500	4,475
	GungHo Online Entertainment Inc.	1,737,100	4,473
	Hokkoku Bank Ltd.	1,162,399	4,471
^	Daio Paper Corp.	328,400	4,434
	Ai Holdings Corp.	163,900	4,414
^	GMO Payment Gateway Inc.	79,600	4,412
	Japan Steel Works Ltd.	279,327	4,390
	Trusco Nakayama Corp.	182,800	4,369
	Open House Co. Ltd.	141,100	4,354
	Yaoko Co. Ltd.	101,200	4,336
	cocokara fine Inc.	86,200	4,264
	Token Corp.	34,300	4,223
	Nippon Seiki Co. Ltd.	208,000	4,193

29

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Kanamoto Co. Ltd.	125,300	4,174
	Nomura Co. Ltd.	182,200	4,161
	Chiyoda Corp.	703,539	4,156
	Yamato Kogyo Co. Ltd.	159,731	4,103
	TPR Co. Ltd.	126,500	4,098
	Daiseki Co. Ltd.	183,400	4,081
	Hyakujushi Bank Ltd.	1,229,958	4,073
	Bank of Okinawa Ltd.	100,120	4,070
	Tokai Rika Co. Ltd.	218,992	4,051
	Central Glass Co. Ltd.	935,000	4,034
	Paramount Bed Holdings Co. Ltd.	92,100	4,028
	Kissei Pharmaceutical Co. Ltd.	147,489	4,006
	Exedy Corp.	141,443	3,999
	TOKAI Holdings Corp.	534,300	3,993
	Valor Holdings Co. Ltd.	175,400	3,987
	NSD Co. Ltd.	221,000	3,985
	Totetsu Kogyo Co. Ltd.	130,100	3,984
	Okamoto Industries Inc.	340,000	3,957
	Prima Meat Packers Ltd.	671,000	3,942
	Onward Holdings Co. Ltd.	532,049	3,935
	United Arrows Ltd.	120,800	3,924
	Kitz Corp.	419,600	3,922
	Tokyo Dome Corp.	430,000	3,896
	Okinawa Electric Power Co. Inc.	169,675	3,881
	Ci:z Holdings Co. Ltd.	102,600	3,878
	Hitachi Zosen Corp.	782,000	3,861
	Tokyo Steel Manufacturing Co. Ltd.	453,100	3,840
	JINS Inc.	68,800	3,833
	CKD Corp.	249,900	3,826
	Hitachi Maxell Ltd.	186,200	3,818
	Gree Inc.	436,753	3,817
	Kuroda Electric Co. Ltd.	193,800	3,805
	Daihen Corp.	482,000	3,799
	Kureha Corp.	76,500	3,792
	San-A Co. Ltd.	85,700	3,791
	Unipres Corp.	169,100	3,776
^	Iriso Electronics Co. Ltd.	46,800	3,774
	Kusuri no Aoki Holdings Co. Ltd.	72,000	3,772
	Takara Standard Co. Ltd.	227,900	3,730
	GMO Internet Inc.	285,800	3,721
	Hitachi Koki Co. Ltd.	482,600	3,719
	Asatsu-DK Inc.	148,240	3,717
	NET One Systems Co. Ltd.	390,300	3,705
	Sumitomo Mitsui Construction Co. Ltd.	3,459,100	3,700
	Kanematsu Corp.	1,800,000	3,694
	Matsui Securities Co. Ltd.	450,052	3,680
	DCM Holdings Co. Ltd.	418,700	3,674
^	V Technology Co. Ltd.	21,200	3,660
	Nanto Bank Ltd.	127,735	3,646
	Taiyo Holdings Co. Ltd.	80,600	3,632
	NS Solutions Corp.	151,304	3,606
	Noevir Holdings Co. Ltd.	70,700	3,604
^	Taikisha Ltd.	136,100	3,597
	Yodogawa Steel Works Ltd.	135,700	3,593
	Makino Milling Machine Co. Ltd.	432,000	3,589
	UACJ Corp.	1,301,000	3,573
	Okamura Corp.	375,500	3,571
	Nippon Flour Mills Co. Ltd.	222,400	3,569
^	Outsourcing Inc.	73,000	3,563
	Saizeriya Co. Ltd.	121,500	3,537
^	SMS Co. Ltd.	116,300	3,535
^	Joyful Honda Co. Ltd.	115,400	3,528
	Nippon Soda Co. Ltd.	636,000	3,526
	Takuma Co. Ltd.	349,300	3,516

30

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Eizo Corp.	89,200	3,514
	Adastria Co. Ltd.	125,900	3,509
	ZERIA Pharmaceutical Co. Ltd.	188,600	3,496
	Tokyo TY Financial Group Inc.	125,200	3,466
	Nissan Shatai Co. Ltd.	345,865	3,454
	MOS Food Services Inc.	112,300	3,453
	Nitto Boseki Co. Ltd.	716,000	3,448
	Daikyonishikawa Corp.	256,600	3,436
	Seiren Co. Ltd.	217,500	3,431
*	Nippon Sheet Glass Co. Ltd.	413,900	3,431
	Hogy Medical Co. Ltd.	51,300	3,420
	PanaHome Corp.	320,000	3,412
	Sumitomo Warehouse Co. Ltd.	536,000	3,406
	TOMONY Holdings Inc.	697,100	3,405
	Arcs Co. Ltd.	156,100	3,380
	Nippon Steel & Sumikin Bussan Corp.	70,300	3,377
*	Renesas Electronics Corp.	385,000	3,366
	Nippon Densetsu Kogyo Co. Ltd.	163,300	3,364
	TSI Holdings Co. Ltd.	462,500	3,335
^	Infomart Corp.	435,100	3,311
	Siix Corp.	83,300	3,308
	Starts Corp. Inc.	138,600	3,302
^	EDION Corp.	361,600	3,285
	Kyoritsu Maintenance Co. Ltd.	112,500	3,277
*,^	Japan Display Inc.	1,719,597	3,261
	Sakata INX Corp.	202,700	3,240
	Meidensha Corp.	938,000	3,226
	FCC Co. Ltd.	158,200	3,198
	Piolax Inc.	114,100	3,186
	Nisshin Oillio Group Ltd.	543,000	3,185
^	Earth Chemical Co. Ltd.	61,700	3,179
	Noritz Corp.	159,500	3,171
	Nichicon Corp.	293,600	3,162
	Shinmaywa Industries Ltd.	374,000	3,162
	Komeri Co. Ltd.	121,948	3,107
	Hosiden Corp.	269,900	3,102
	Heiwado Co. Ltd.	144,700	3,100
	Fancl Corp.	168,000	3,088
	Toei Co. Ltd.	325,000	3,087
	KH Neochem Co. Ltd.	160,800	3,080
	Yamanashi Chuo Bank Ltd.	723,000	3,059
	Inabata & Co. Ltd.	229,800	3,057
	Toho Bank Ltd.	866,000	3,052
	Zenrin Co. Ltd.	104,500	3,031
	Kameda Seika Co. Ltd.	61,900	3,024
^	Obara Group Inc.	55,200	3,014
	IBJ Leasing Co. Ltd.	125,100	3,011
	Sanyo Special Steel Co. Ltd.	530,000	3,008
	Takeuchi Manufacturing Co. Ltd.	162,100	2,995
^	Yamagata Bank Ltd.	666,000	2,987
	Mitsuba Corp.	161,200	2,984
	Aomori Bank Ltd.	838,000	2,975
^	Bank of Nagoya Ltd.	78,600	2,974
	TOC Co. Ltd.	312,500	2,965
^	Mirait Holdings Corp.	263,300	2,962
*,^	euglena Co. Ltd.	279,500	2,937
	Japan Aviation Electronics Industry Ltd.	210,508	2,921
	Toshiba TEC Corp.	563,252	2,917
	Showa Sangyo Co. Ltd.	530,000	2,916
	Daiwabo Holdings Co. Ltd.	836,000	2,913
^	Ichigo Inc.	972,700	2,908
^	ASKUL Corp.	94,400	2,906
	Shibuya Corp.	95,900	2,893
^	Fuso Chemical Co. Ltd.	88,900	2,893

31

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Digital Garage Inc.	153,900	2,889
	Japan Petroleum Exploration Co. Ltd.	138,181	2,887
	United Super Markets Holdings Inc.	272,600	2,883
	Yamazen Corp.	282,300	2,871
	Senko Group Holdings Co. Ltd.	440,000	2,865
^	Round One Corp.	302,500	2,864
	Kintetsu World Express Inc.	161,600	2,861
	Chudenko Corp.	110,000	2,857
^	Nichi-iko Pharmaceutical Co. Ltd.	182,500	2,850
	Alpine Electronics Inc.	189,900	2,849
^	Descente Ltd.	210,100	2,845
^	Musashi Seimitsu Industry Co. Ltd.	98,000	2,844
	Komori Corp.	220,000	2,836
	Keihin Corp.	206,000	2,822
^	J Trust Co. Ltd.	355,800	2,810
	Nagaileben Co. Ltd.	120,600	2,806
	Kotobuki Spirits Co. Ltd.	85,700	2,803
	Bank of Iwate Ltd.	70,200	2,803
	Takara Bio Inc.	200,600	2,800
	As One Corp.	59,600	2,789
	Seikagaku Corp.	166,800	2,783
	Transcosmos Inc.	115,400	2,768
	Chiyoda Co. Ltd.	105,600	2,768
	Heiwa Real Estate Co. Ltd.	171,300	2,767
	Kadokawa Dwango Corp.	213,500	2,762
	Gunze Ltd.	769,000	2,761
	Daikyo Inc.	1,348,579	2,752
	Benefit One Inc.	68,800	2,752
	San-Ai Oil Co. Ltd.	268,400	2,749
	Oita Bank Ltd.	710,000	2,739
	Shinko Electric Industries Co. Ltd.	320,269	2,722
^	Futaba Corp.	154,700	2,719
	Belluna Co. Ltd.	227,200	2,717
^	Toshiba Plant Systems & Services Corp.	171,600	2,711
	Morita Holdings Corp.	172,400	2,708
	Japan Wool Textile Co. Ltd.	324,100	2,707
	Tokyo Broadcasting System Holdings Inc.	152,582	2,706
^	Furukawa Co. Ltd.	1,549,000	2,702
	Nippon Signal Company Ltd.	291,800	2,692
^	Atom Corp.	391,800	2,683
	Nikkiso Co. Ltd.	277,100	2,669
	Nippon Chemi-Con Corp.	732,000	2,657
	Jaccs Co. Ltd.	542,000	2,647
	Nissin Kogyo Co. Ltd.	166,000	2,645
	Goldwin Inc.	42,900	2,633
	DTS Corp.	85,600	2,630
	Max Co. Ltd.	182,000	2,629
	Seiko Holdings Corp.	638,000	2,616
	Aeon Delight Co. Ltd.	80,700	2,615
	Toho Zinc Co. Ltd.	618,000	2,604
	Ryobi Ltd.	637,000	2,599
	Life Corp.	91,800	2,582
	Topy Industries Ltd.	86,300	2,578
	Takasago International Corp.	68,300	2,577
	Fuji Soft Inc.	90,800	2,571
	Doutor Nichires Holdings Co. Ltd.	120,700	2,563
	Nitta Corp.	81,700	2,549
	Kato Sangyo Co. Ltd.	94,700	2,547
	Star Micronics Co. Ltd.	156,700	2,546
	Mani Inc.	97,000	2,540
	SKY Perfect JSAT Holdings Inc.	589,067	2,537
	Toridoll Holdings Corp.	98,500	2,536
^	Financial Products Group Co. Ltd.	263,800	2,520
	Pacific Industrial Co. Ltd.	193,000	2,514

32

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^	Royal Holdings Co. Ltd.	109,500	2,507
^	Sato Holdings Corp.	99,800	2,505
	Hiday Hidaka Corp.	100,528	2,504
	Axial Retailing Inc.	65,400	2,500
	Futaba Industrial Co. Ltd.	274,700	2,492
	Lasertec Corp.	178,500	2,486
^	Kumiai Chemical Industry Co. Ltd.	429,504	2,486
	Joshin Denki Co. Ltd.	172,000	2,484
	Funai Soken Holdings Inc.	96,800	2,468
	Koa Corp.	132,700	2,464
	Mizuno Corp.	431,000	2,459
	Tokyu Construction Co. Ltd.	299,300	2,453
	Ichibanya Co. Ltd.	71,300	2,441
	Riso Kagaku Corp.	124,500	2,435
	Yuasa Trading Co. Ltd.	79,900	2,430
	Nisshin Steel Co. Ltd.	220,691	2,425
	Fukui Bank Ltd.	963,000	2,415
	Aida Engineering Ltd.	251,400	2,413
	Oiles Corp.	136,100	2,411
	Justsystems Corp.	161,700	2,405
	Milbon Co. Ltd.	42,700	2,401
	Plenus Co. Ltd.	113,600	2,399
*,^	Pioneer Corp.	1,190,600	2,391
	Asahi Holdings Inc.	145,000	2,387
	Saibu Gas Co. Ltd.	1,011,000	2,386
	Nojima Corp.	152,300	2,370
	Tachi-S Co. Ltd.	128,900	2,361
^	LIFULL Co. Ltd.	268,600	2,360
	Sintokogio Ltd.	225,400	2,346
	Sinfonia Technology Co. Ltd.	567,000	2,344
	Monex Group Inc.	881,600	2,338
	Internet Initiative Japan Inc.	128,100	2,329
	Kisoji Co. Ltd.	94,500	2,303
	Kurabo Industries Ltd.	994,000	2,293
	Toshiba Machine Co. Ltd.	509,000	2,290
^	Zojirushi Corp.	200,600	2,290
	Shikoku Bank Ltd.	817,000	2,280
	Sanyo Chemical Industries Ltd.	48,300	2,274
	KOMEDA Holdings Co. Ltd.	141,800	2,263
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	285,000	2,262
	Unizo Holdings Co. Ltd.	81,300	2,259
	Fujicco Co. Ltd.	98,200	2,247
	Aichi Bank Ltd.	39,800	2,247
*	Showa Corp.	231,300	2,245
	Create SD Holdings Co. Ltd.	96,900	2,244
	Kyokuto Kaihatsu Kogyo Co. Ltd.	139,000	2,240
	Sanken Electric Co. Ltd.	530,000	2,236
^	Sodick Co. Ltd.	191,700	2,235
	Hokuetsu Bank Ltd.	93,700	2,231
*,^	KLab Inc.	140,700	2,225
	Marudai Food Co. Ltd.	473,000	2,213
	S Foods Inc.	60,100	2,212
	Optex Group Co. Ltd.	68,100	2,207
^	COLOPL Inc.	217,285	2,204
^	T Hasegawa Co. Ltd.	103,900	2,200
	Wakita & Co. Ltd.	189,300	2,200
	Eiken Chemical Co. Ltd.	72,700	2,198
	Bank of the Ryukyus Ltd.	149,100	2,190
	EPS Holdings Inc.	139,400	2,186
	Sekisui Jushi Corp.	118,600	2,180
^	Chugoku Marine Paints Ltd.	281,700	2,174
^	Fuji Kyuko Co. Ltd.	200,000	2,166
^	Ringer Hut Co. Ltd.	100,000	2,165
	Ichikoh Industries Ltd.	267,000	2,155

33

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	kabu.com Securities Co. Ltd.	637,900	2,151
	Kohnan Shoji Co. Ltd.	115,200	2,148
	AOKI Holdings Inc.	168,500	2,141
	Sanyo Denki Co. Ltd.	208,000	2,137
	Prestige International Inc.	197,600	2,135
	NEC Networks & System Integration Corp.	98,100	2,135
	Sanki Engineering Co. Ltd.	189,300	2,129
	Miyazaki Bank Ltd.	644,000	2,122
	Nishimatsuya Chain Co. Ltd.	206,500	2,116
^	Marusan Securities Co. Ltd.	252,600	2,112
	Nissin Electric Co. Ltd.	198,400	2,108
^	Megachips Corp.	85,200	2,106
	Belc Co. Ltd.	42,200	2,104
	Raito Kogyo Co. Ltd.	198,300	2,100
^	Wacom Co. Ltd.	653,100	2,095
	Nishio Rent All Co. Ltd.	65,500	2,094
^	Fujimori Kogyo Co. Ltd.	66,400	2,088
	Akita Bank Ltd.	702,000	2,079
	Daibiru Corp.	199,400	2,078
^	W-Scope Corp.	118,100	2,075
	Yondoshi Holdings Inc.	83,100	2,073
	Modec Inc.	92,700	2,066
^	Ricoh Leasing Co. Ltd.	58,900	2,063
	Macnica Fuji Electronics Holdings Inc.	139,900	2,050
	Japan Securities Finance Co. Ltd.	394,100	2,045
	Dexerials Corp.	207,200	2,030
	Fuji Co. Ltd.	79,000	2,024
	Bunka Shutter Co. Ltd.	262,000	2,013
	Mitsuboshi Belting Ltd.	181,000	2,010
	Shindengen Electric Manufacturing Co. Ltd.	369,000	2,009
	Konoike Transport Co. Ltd.	146,600	2,003
	Fukushima Industries Corp.	52,000	2,002
	Relia Inc.	182,700	1,990
^	Yokogawa Bridge Holdings Corp.	141,700	1,965
	Eagle Industry Co. Ltd.	115,700	1,964
	Chofu Seisakusho Co. Ltd.	82,100	1,960
	Kura Corp.	42,500	1,955
	Gurunavi Inc.	119,800	1,948
	Aichi Steel Corp.	49,300	1,948
	DyDo Group Holdings Inc.	38,500	1,939
	Mitsui Sugar Co. Ltd.	66,800	1,935
	Miroku Jyoho Service Co. Ltd.	91,000	1,931
	Nippon Koei Co. Ltd.	67,800	1,927
	Dip Corp.	93,900	1,910
^	Tsubaki Nakashima Co. Ltd.	98,400	1,909
	Canon Electronics Inc.	92,400	1,893
	Tocalo Co. Ltd.	57,400	1,893
	Nippon Denko Co. Ltd.	535,500	1,891
*	Unitika Ltd.	2,553,000	1,885
	VT Holdings Co. Ltd.	380,000	1,878
	St. Marc Holdings Co. Ltd.	61,300	1,877
	Juki Corp.	129,000	1,877
	Sumitomo Seika Chemicals Co. Ltd.	38,100	1,874
	TKC Corp.	63,300	1,868
	Noritake Co. Ltd.	54,400	1,863
	G-Tekt Corp.	99,600	1,860
	CMK Corp.	221,500	1,841
^	Doshisha Co. Ltd.	96,500	1,838
	Nippon Ceramic Co. Ltd.	78,600	1,836
	Eighteenth Bank Ltd.	637,000	1,827
^	Sumitomo Riko Co. Ltd.	176,900	1,826
^	Osaka Soda Co. Ltd.	376,000	1,824
	Vector Inc.	107,200	1,822
	Nitto Kogyo Corp.	114,700	1,815

34

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Bando Chemical Industries Ltd.	182,800	1,814
	Toppan Forms Co. Ltd.	175,191	1,813
	NichiiGakkan Co. Ltd.	182,200	1,810
	Sanyo Electric Railway Co. Ltd.	351,000	1,808
	Shikoku Chemicals Corp.	147,000	1,807
	Create Restaurants Holdings Inc.	199,800	1,805
	Avex Group Holdings Inc.	134,400	1,804
	Mitsubishi Shokuhin Co. Ltd.	62,500	1,797
	Pack Corp.	56,400	1,790
	Tochigi Bank Ltd.	420,800	1,789
	Ohsho Food Service Corp.	46,900	1,788
^	Sankyo Tateyama Inc.	116,200	1,776
	BML Inc.	91,100	1,773
	Tekken Corp.	595,000	1,772
	Press Kogyo Co. Ltd.	379,600	1,768
	Itochu Enex Co. Ltd.	198,200	1,757
^	IDOM Inc.	254,200	1,756
	Kanto Denka Kogyo Co. Ltd.	199,000	1,756
	Xebio Holdings Co. Ltd.	98,900	1,749
	Towa Pharmaceutical Co. Ltd.	37,400	1,748
*	Ishihara Sangyo Kaisha Ltd.	170,200	1,748
^	Fujimi Inc.	84,100	1,742
^	Ehime Bank Ltd.	137,300	1,731
	Jeol Ltd.	330,000	1,730
	Tsugami Corp.	239,000	1,720
	Kaga Electronics Co. Ltd.	83,700	1,718
	T-Gaia Corp.	90,200	1,714
	Tosho Co. Ltd.	36,000	1,711
^	Hokuto Corp.	97,000	1,707
	Inageya Co. Ltd.	101,500	1,706
	Nittetsu Mining Co. Ltd.	31,600	1,704
	Clarion Co. Ltd.	446,000	1,702
	Pressance Corp.	128,500	1,699
	TV Asahi Holdings Corp.	93,930	1,697
	Daiho Corp.	356,000	1,695
*	Pacific Metals Co. Ltd.	644,000	1,694
	Mitsui High-Tec Inc.	105,700	1,693
	JVC Kenwood Corp.	565,800	1,690
	Elecom Co. Ltd.	83,200	1,687
	OBIC Business Consultants Co. Ltd.	32,200	1,685
	Tsukishima Kikai Co. Ltd.	147,100	1,683
	Riken Corp.	37,100	1,677
	Minato Bank Ltd.	88,300	1,674
	Menicon Co. Ltd.	50,600	1,662
	Tanseisha Co. Ltd.	155,600	1,659
	Asahi Diamond Industrial Co. Ltd.	224,900	1,657
	Foster Electric Co. Ltd.	95,800	1,656
	Hamakyorex Co. Ltd.	66,200	1,656
	Hibiya Engineering Ltd.	96,600	1,653
	Sakai Moving Service Co. Ltd.	42,600	1,648
^	F@N Communications Inc.	185,900	1,645
	Takara Leben Co. Ltd.	366,200	1,645
	Okabe Co. Ltd.	178,300	1,645
	Goldcrest Co. Ltd.	74,200	1,644
*,^	Sanden Holdings Corp.	566,000	1,641
	Tokyotokeiba Co. Ltd.	64,300	1,639
	Sogo Medical Co. Ltd.	37,900	1,635
	Iino Kaiun Kaisha Ltd.	379,700	1,633
	Nippon Thompson Co. Ltd.	307,200	1,630
	Giken Ltd.	60,900	1,630
	Bell System24 Holdings Inc.	158,500	1,628
	Idec Corp.	124,700	1,624
^	Yonex Co. Ltd.	179,100	1,620
	Taihei Dengyo Kaisha Ltd.	140,000	1,618

35

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Takamatsu Construction Group Co. Ltd.	66,200	1,613
	Matsuya Co. Ltd.	167,400	1,604
	Japan Pulp & Paper Co. Ltd.	424,000	1,603
^	Micronics Japan Co. Ltd.	161,700	1,600
^	Kenko Mayonnaise Co. Ltd.	55,400	1,598
	Shizuoka Gas Co. Ltd.	239,300	1,596
^	COOKPAD Inc.	196,600	1,596
	Konishi Co. Ltd.	110,400	1,583
	Warabeya Nichiyo Holdings Co. Ltd.	57,300	1,582
	JSP Corp.	52,300	1,581
	Kyoei Steel Ltd.	95,200	1,580
^	JCR Pharmaceuticals Co. Ltd.	62,300	1,578
^	Yokohama Reito Co. Ltd.	166,300	1,570
	Towa Bank Ltd.	1,393,000	1,566
	Tamura Corp.	333,000	1,556
	YAMABIKO Corp.	142,900	1,547
^	Japan Material Co. Ltd.	82,400	1,541
	Tokai Corp.	38,700	1,534
^	Arata Corp.	45,000	1,532
	Daiken Corp.	71,200	1,531
^	Nippon Carbon Co. Ltd.	49,200	1,530
	Namura Shipbuilding Co. Ltd.	256,800	1,518
	Systena Corp.	75,200	1,515
	Teikoku Sen-I Co. Ltd.	90,900	1,514
	Yellow Hat Ltd.	62,800	1,499
	Kanematsu Electronics Ltd.	48,100	1,480
	Cawachi Ltd.	61,000	1,477
	Arcland Sakamoto Co. Ltd.	109,400	1,473
^	Digital Arts Inc.	41,500	1,451
	Tsurumi Manufacturing Co. Ltd.	87,100	1,448
	Itoki Corp.	168,700	1,447
	Trancom Co. Ltd.	29,600	1,447
	Rock Field Co. Ltd.	83,600	1,437
	Kato Works Co. Ltd.	50,900	1,433
	Key Coffee Inc.	73,200	1,432
	Oyo Corp.	101,600	1,430
	Okuwa Co. Ltd.	124,000	1,429
^	Nippon Yakin Kogyo Co. Ltd.	687,100	1,428
	Shinko Plantech Co. Ltd.	184,300	1,427
	MCJ Co. Ltd.	135,100	1,426
^	Dai-Dan Co. Ltd.	121,000	1,422
	Matsuya Foods Co. Ltd.	38,000	1,422
	J-Oil Mills Inc.	39,700	1,412
	Kasai Kogyo Co. Ltd.	108,400	1,403
	Starzen Co. Ltd.	32,000	1,400
	Tokushu Tokai Paper Co. Ltd.	38,400	1,391
	Dai Nippon Toryo Co. Ltd.	507,000	1,385
	Nissei Build Kogyo Co. Ltd.	249,000	1,384
	Jimoto Holdings Inc.	760,400	1,383
	Enplas Corp.	44,800	1,382
	Nohmi Bosai Ltd.	95,700	1,380
	Nihon Nohyaku Co. Ltd.	233,200	1,377
	ASKA Pharmaceutical Co. Ltd.	91,600	1,376
	Sanshin Electronics Co. Ltd.	106,000	1,366
	Daido Metal Co. Ltd.	150,100	1,364
	Ryoyo Electro Corp.	85,100	1,360
	Kansai Urban Banking Corp.	113,100	1,355
	Information Services International-Dentsu Ltd.	57,600	1,351
^	Kyokuto Securities Co. Ltd.	93,900	1,348
	PAL GROUP Holdings Co. Ltd.	51,700	1,346
^	Anicom Holdings Inc.	61,300	1,345
	Fujibo Holdings Inc.	47,600	1,337
	Maruwa Co. Ltd.	32,300	1,337
^	OSAKA Titanium Technologies Co. Ltd.	80,700	1,336

36

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Neturen Co. Ltd.	140,500	1,334
	Torii Pharmaceutical Co. Ltd.	54,600	1,332
	Osaki Electric Co. Ltd.	177,000	1,325
^	Yakuodo Co. Ltd.	45,000	1,320
	Geo Holdings Corp.	126,900	1,317
^	Marvelous Inc.	133,100	1,314
	METAWATER Co. Ltd.	47,900	1,314
	Tsukui Corp.	223,200	1,310
	Bank of Saga Ltd.	563,000	1,306
	Maeda Kosen Co. Ltd.	86,100	1,303
	Anest Iwata Corp.	141,000	1,294
	Mitani Sekisan Co. Ltd.	51,100	1,293
	Broadleaf Co. Ltd.	208,900	1,289
	Sakai Chemical Industry Co. Ltd.	334,000	1,284
	Mitsui-Soko Holdings Co. Ltd.	469,000	1,283
	Nippon Road Co. Ltd.	243,000	1,281
	Kamei Corp.	94,000	1,281
	UKC Holdings Corp.	75,800	1,277
	Denki Kogyo Co. Ltd.	248,000	1,277
	Iseki & Co. Ltd.	64,500	1,266
^	Alpen Co. Ltd.	70,900	1,265
	Riken Vitamin Co. Ltd.	32,200	1,261
	Wowow Inc.	46,200	1,253
	CONEXIO Corp.	72,300	1,245
	Daiwa Industries Ltd.	113,700	1,243
	FIDEA Holdings Co. Ltd.	741,500	1,237
^	Toyo Engineering Corp.	499,000	1,232
	Rokko Butter Co. Ltd.	52,100	1,232
	Toyo Construction Co. Ltd.	310,900	1,227
^	ST Corp.	52,200	1,225
	Hosokawa Micron Corp.	28,000	1,224
^	KAWADA TECHNOLOGIES Inc.	18,300	1,222
^	Yushin Precision Equipment Co. Ltd.	49,300	1,217
	Yorozu Corp.	78,200	1,217
	Nagatanien Holdings Co. Ltd.	96,000	1,213
	Nippon Valqua Industries Ltd.	60,800	1,205
	Nissei ASB Machine Co. Ltd.	34,300	1,195
*,^	Toa Corp.	75,100	1,187
*	Kintetsu Department Store Co. Ltd.	379,000	1,185
	Arakawa Chemical Industries Ltd.	69,000	1,184
	Meisei Industrial Co. Ltd.	194,800	1,183
	Ichiyoshi Securities Co. Ltd.	140,100	1,181
	Amuse Inc.	43,200	1,178
	France Bed Holdings Co. Ltd.	132,400	1,177
	Vital KSK Holdings Inc.	144,200	1,176
^	Keiyo Co. Ltd.	169,000	1,174
^	Arcland Service Holdings Co. Ltd.	65,600	1,170
	Union Tool Co.	41,700	1,169
	Nissin Corp.	240,000	1,164
	ESPEC Corp.	75,900	1,162
	Maruzen Showa Unyu Co. Ltd.	275,000	1,155
^	OSJB Holdings Corp.	441,100	1,152
	Nippon Kanzai Co. Ltd.	65,000	1,152
	Shin-Etsu Polymer Co. Ltd.	146,400	1,145
*	Kappa Create Co. Ltd.	100,200	1,138
	Denyo Co. Ltd.	65,000	1,131
	Katakura Industries Co. Ltd.	95,400	1,131
	Mitsubishi Steel Manufacturing Co. Ltd.	478,000	1,126
	Sagami Chain Co. Ltd.	90,300	1,125
^	eRex Co. Ltd.	129,400	1,125
^	Michinoku Bank Ltd.	682,000	1,124
	Kobe Bussan Co. Ltd.	23,700	1,124
	Daisan Bank Ltd.	73,300	1,120
	Achilles Corp.	66,600	1,120

37

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Cosel Co. Ltd.	90,800	1,119
	Roland DG Corp.	48,600	1,110
	Daiichi Jitsugyo Co. Ltd.	202,000	1,104
	Happinet Corp.	62,800	1,102
	Shimizu Bank Ltd.	33,700	1,095
	Tamron Co. Ltd.	63,000	1,092
	Kyodo Printing Co. Ltd.	320,000	1,089
	Fuji Pharma Co. Ltd.	31,900	1,085
	Ministop Co. Ltd.	51,500	1,079
	Tenma Corp.	58,100	1,072
	Melco Holdings Inc.	37,600	1,072
	Aisan Industry Co. Ltd.	134,800	1,069
	Chiba Kogyo Bank Ltd.	202,500	1,067
	KFC Holdings Japan Ltd.	60,020	1,064
^	Istyle Inc.	133,700	1,059
	Sac's Bar Holdings Inc.	94,200	1,059
	Toyo Kanetsu KK	384,000	1,057
	Meiko Network Japan Co. Ltd.	78,800	1,051
	Fukuda Corp.	22,000	1,047
	JAC Recruitment Co. Ltd.	69,200	1,046
	Tonami Holdings Co. Ltd.	278,000	1,041
^	Kansai Super Market Ltd.	75,100	1,038
	Toho Co. Ltd.	38,100	1,036
	Mie Bank Ltd.	45,600	1,035
	Ateam Inc.	39,000	1,035
^	Senshukai Co. Ltd.	142,700	1,029
	Keihanshin Building Co. Ltd.	165,200	1,029
^	Kyokuyo Co. Ltd.	37,300	1,026
^	Toho Titanium Co. Ltd.	131,100	1,016
	Chukyo Bank Ltd.	49,500	1,010
	Qol Co. Ltd.	67,100	1,007
	Fuso Pharmaceutical Industries Ltd.	40,700	1,006
	Daikokutenbussan Co. Ltd.	19,900	1,006
	Nitto Kohki Co. Ltd.	43,800	1,006
^	Riken Technos Corp.	187,900	999
^	Hodogaya Chemical Co. Ltd.	24,900	999
	Shinko Shoji Co. Ltd.	78,300	997
	Shinnihon Corp.	122,100	994
	Nichiden Corp.	28,300	986
	Ines Corp.	98,200	984
	Onoken Co. Ltd.	63,200	980
	Toyo Tanso Co. Ltd.	56,500	979
	Fukui Computer Holdings Inc.	29,100	977
^	Fujita Kanko Inc.	29,700	976
*,^	Akebono Brake Industry Co. Ltd.	310,200	976
	Kyosan Electric Manufacturing Co. Ltd.	185,000	971
^	Fujiya Co. Ltd.	43,400	968
	Chiyoda Integre Co. Ltd.	48,700	967
^	Stella Chemifa Corp.	37,200	963
	Kita-Nippon Bank Ltd.	33,000	956
	Icom Inc.	42,400	951
	Tsukuba Bank Ltd.	313,800	947
	Koatsu Gas Kogyo Co. Ltd.	131,000	947
	Itochu-Shokuhin Co. Ltd.	22,300	939
	Yahagi Construction Co. Ltd.	114,700	937
	Osaka Steel Co. Ltd.	48,300	936
	Mimasu Semiconductor Industry Co. Ltd.	61,800	932
	Toyo Corp.	96,000	926
	Daito Pharmaceutical Co. Ltd.	42,000	926
	WATAMI Co. Ltd.	77,000	920
	SMK Corp.	239,000	917
^	Nihon Chouzai Co. Ltd.	28,700	911
	K&O Energy Group Inc.	57,600	910
	Sekisui Plastics Co. Ltd.	111,300	908

38

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Uchida Yoko Co. Ltd.	36,200	906
	Honeys Holdings Co. Ltd.	83,700	905
	Toenec Corp.	145,000	901
^	BRONCO BILLY Co. Ltd.	38,500	901
	Nippon Parking Development Co. Ltd.	619,800	900
	Linical Co. Ltd.	56,600	900
^	Hito Communications Inc.	49,900	899
	Kurimoto Ltd.	49,400	897
	Toa Corp.	92,800	895
	Noritsu Koki Co. Ltd.	102,500	893
^	Torishima Pump Manufacturing Co. Ltd.	88,100	892
	Komatsu Seiren Co. Ltd.	138,700	891
	Yurtec Corp.	130,000	889
	Sumitomo Densetsu Co. Ltd.	61,100	885
	Mitsubishi Nichiyu Forklift Co. Ltd.	127,100	884
	Hokkan Holdings Ltd.	232,000	881
	Shinwa Co. Ltd.	46,000	880
^	Jamco Corp.	39,500	871
	Aiphone Co. Ltd.	49,200	864
	Kanagawa Chuo Kotsu Co. Ltd.	132,000	862
	Tosei Corp.	121,000	861
	Tomoku Co. Ltd.	253,000	859
^	Sun Frontier Fudousan Co. Ltd.	85,100	856
*	KNT-CT Holdings Co. Ltd.	555,000	856
	Okura Industrial Co. Ltd.	160,000	853
*	Mitsubishi Paper Mills Ltd.	117,800	848
	T RAD Co. Ltd.	267,000	846
	AOI Electronics Co. Ltd.	22,600	846
	Mars Engineering Corp.	38,400	845
	Nippon Beet Sugar Manufacturing Co. Ltd.	44,000	844
	Rhythm Watch Co. Ltd.	411,000	841
^	MTI Ltd.	130,000	840
^	Studio Alice Co. Ltd.	41,100	838
	NDS Co. Ltd.	30,500	838
	Misawa Homes Co. Ltd.	92,700	834
	Chori Co. Ltd.	44,300	827
	Japan Transcity Corp.	204,000	827
	Fudo Tetra Corp.	514,200	824
	NS United Kaiun Kaisha Ltd.	408,000	824
^	PC Depot Corp.	159,300	823
	Zuken Inc.	58,500	821
^	Wellnet Corp.	66,300	819
	Parco Co. Ltd.	66,800	805
	SRA Holdings	29,800	802
	GCA Corp.	89,600	801
	Yomiuri Land Co. Ltd.	168,000	797
	Mitsui Matsushima Co. Ltd.	64,100	796
	Kanaden Corp.	76,600	792
	CI Takiron Corp.	148,000	787
	Aichi Corp.	112,400	783
	Weathernews Inc.	23,400	783
	Hakuto Co. Ltd.	61,700	781
^	Aeon Fantasy Co. Ltd.	27,100	780
	Tatsuta Electric Wire and Cable Co. Ltd.	127,700	777
	Toyo Kohan Co. Ltd.	207,900	775
	Mie Kotsu Group Holdings Inc.	221,700	774
^	CHIMNEY Co. Ltd.	31,300	774
	Chuetsu Pulp & Paper Co. Ltd.	368,000	773
^	Tokyo Rope Manufacturing Co. Ltd.	50,400	769
	Hisaka Works Ltd.	87,800	764
^	Teikoku Electric Manufacturing Co. Ltd.	74,400	764
^	Nihon Trim Co. Ltd.	18,700	763
^	Pronexus Inc.	65,200	762
	Sanyo Shokai Ltd.	47,400	755

39

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Mito Securities Co. Ltd.	267,000	754
	Tokyo Energy & Systems Inc.	83,000	747
*,^	Nippon Sharyo Ltd.	292,000	747
	Ryoden Corp.	107,000	743
	Sinanen Holdings Co. Ltd.	36,400	742
^	JP-Holdings Inc.	275,400	739
	Advan Co. Ltd.	71,700	730
	Taiho Kogyo Co. Ltd.	57,500	728
	Kourakuen Holdings Corp.	44,300	721
	Hioki EE Corp.	36,500	720
*,^	Japan Drilling Co. Ltd.	35,300	707
	Halows Co. Ltd.	33,300	699
	Shibusawa Warehouse Co. Ltd.	216,000	698
*	SWCC Showa Holdings Co. Ltd.	940,000	695
	Mitsubishi Research Institute Inc.	23,800	691
^	Japan Cash Machine Co. Ltd.	66,100	689
	Organo Corp.	140,000	688
	Seika Corp.	193,000	685
	Nippon Coke & Engineering Co. Ltd.	784,500	685
	Tokyo Tekko Co. Ltd.	184,000	682
	Matsuda Sangyo Co. Ltd.	51,500	680
	Hokkaido Gas Co. Ltd.	278,000	680
	Toyo Securities Co. Ltd.	298,000	680
	Asunaro Aoki Construction Co. Ltd.	89,900	679
	Asahi Co. Ltd.	57,900	676
	Fujitsu Frontech Ltd.	42,400	676
	Mitsubishi Kakoki Kaisha Ltd.	301,000	673
	Sanoh Industrial Co. Ltd.	94,700	671
	Yusen Logistics Co. Ltd.	72,100	667
	Tosho Printing Co. Ltd.	147,000	666
	Tokyo Electron Device Ltd.	43,700	655
*,^	U-Shin Ltd.	96,700	652
	Takaoka Toko Co. Ltd.	44,900	652
	Atsugi Co. Ltd.	600,000	645
^	Daisyo Corp.	39,700	635
^	Godo Steel Ltd.	35,300	629
	Kitagawa Iron Works Co. Ltd.	29,600	622
	Toli Corp.	185,400	617
	Gun-Ei Chemical Industry Co. Ltd.	18,700	607
	Nihon Yamamura Glass Co. Ltd.	374,000	606
	Chuo Spring Co. Ltd.	197,000	604
^	Pasona Group Inc.	64,800	599
	Cleanup Corp.	77,600	598
^	Fields Corp.	55,400	596
^	Tokyo Rakutenchi Co. Ltd.	113,000	580
^	Fuji Oil Co. Ltd.	190,800	577
	Krosaki Harima Corp.	149,000	575
	Taisei Lamick Co. Ltd.	22,000	573
^	Zuiko Corp.	16,100	564
^	Right On Co. Ltd.	63,700	557
	Mitsui Home Co. Ltd.	84,000	554
	Artnature Inc.	85,400	551
	Tsutsumi Jewelry Co. Ltd.	28,300	540
	Dai-ichi Seiko Co. Ltd.	27,700	537
*,^	Laox Co. Ltd.	101,800	535
	Furuno Electric Co. Ltd.	89,000	529
	Alpha Systems Inc.	25,900	529
	Yushiro Chemical Industry Co. Ltd.	39,200	528
	Japan Radio Co. Ltd.	41,000	527
	Future Corp.	66,900	524
	Gakken Holdings Co. Ltd.	17,800	521
	Tv Tokyo Holdings Corp.	24,800	507
	Fujikura Kasei Co. Ltd.	90,600	507
	Maezawa Kasei Industries Co. Ltd.	45,100	505

40

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Paris Miki Holdings Inc.	120,400	504
	CAC Holdings Corp.	53,700	503
	Nihon Dempa Kogyo Co. Ltd.	62,800	490
	Gecoss Corp.	40,800	488
	ASAHI YUKIZAI Corp.	220,000	486
	Corona Corp. Class A	47,800	484
	Elematec Corp.	29,400	479
	Best Denki Co. Ltd.	341,400	473
	Kitano Construction Corp.	162,000	472
	Chugai Ro Co. Ltd.	236,000	469
	CMIC Holdings Co. Ltd.	33,800	465
^	Kobelco Eco-Solutions Co. Ltd.	117,000	458
	Maezawa Kyuso Industries Co. Ltd.	33,400	456
	Sankyo Seiko Co. Ltd.	131,200	456
	NEC Capital Solutions Ltd.	27,000	445
^	Funai Electric Co. Ltd.	55,100	442
*,^	Shin Nippon Biomedical Laboratories Ltd.	68,900	435
	Dunlop Sports Co. Ltd.	42,600	428
	Showa Aircraft Industry Co. Ltd.	40,000	420
	Nippon Chemiphar Co. Ltd.	9,000	413
^	Kojima Co. Ltd.	150,700	413
	Pocket Card Co. Ltd.	60,500	403
	Cybozu Inc.	88,700	400
	Shimojima Co. Ltd.	39,400	399
	Takihyo Co. Ltd.	95,000	397
*,^	FDK Corp.	332,000	397
^	Daikoku Denki Co. Ltd.	25,600	393
	Inaba Seisakusho Co. Ltd.	29,300	378
	Airport Facilities Co. Ltd.	69,400	377
^	Toyo Denki Seizo KK	25,200	374
*,^	Aplus Financial Co. Ltd.	370,100	366
	Toda Kogyo Corp.	140,000	344
^	Srg Takamiya Co. Ltd.	68,200	344
	Sumitomo Precision Products Co. Ltd.	109,000	341
	Nakayama Steel Works Ltd.	57,500	333
^	Tabuchi Electric Co. Ltd.	96,000	303
	Kinki Sharyo Co. Ltd.	12,600	289
	Toa Oil Co. Ltd.	237,000	281
*	Yamada SxL Home Co. Ltd.	371,000	278
*,^	Takata Corp.	141,938	44
			18,833,627
Malta (0.0%)
	BGP Holdings PLC	7,179,555	—

Netherlands (2.8%)
	Unilever NV	7,605,272	419,825
	ING Groep NV	18,884,413	325,998
	ASML Holding NV	1,560,799	203,455
	Koninklijke Philips NV	4,475,140	159,309
	Unibail-Rodamco SE	479,601	120,849
	Koninklijke Ahold Delhaize NV	6,205,978	118,455
	Akzo Nobel NV	1,226,557	106,672
	Heineken NV	1,044,592	101,571
	RELX NV	4,262,232	87,874
	ArcelorMittal	2,934,989	66,575
*	Altice NV Class A	2,779,385	64,035
	Koninklijke DSM NV	855,988	62,258
	Wolters Kluwer NV	1,414,177	59,810
	NN Group NV	1,626,747	57,722
	Koninklijke KPN NV	15,043,885	48,149
	Heineken Holding NV	472,961	43,352
	Aegon NV	8,298,517	42,471
2	ABN AMRO Group NV	1,581,083	41,886
	Randstad Holding NV	530,663	30,938

41

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Gemalto NV	401,417	24,076
	Aalberts Industries NV	476,413	18,958
*	Altice NV Class B	744,341	17,169
	ASR Nederland NV	480,202	16,199
2	Philips Lighting NV	427,805	15,802
*	Galapagos NV	195,615	14,954
	Koninklijke Vopak NV	320,807	14,866
	IMCD Group NV	261,216	14,152
	ASM International NV	240,383	13,979
	SBM Offshore NV	860,704	13,787
	Boskalis Westminster	383,014	12,439
^	TKH Group NV	220,083	12,217
	APERAM SA	234,588	10,893
*,^	OCI NV	461,143	10,154
	Wereldhave NV	207,068	10,144
	PostNL NV	2,138,992	9,982
	Eurocommercial Properties NV	247,380	9,881
	Corbion NV	280,292	8,964
	BE Semiconductor Industries NV	166,192	8,887
2	Refresco Group NV	333,533	6,804
2	GrandVision NV	246,289	6,592
	Koninklijke BAM Groep NV	1,178,486	6,412
	Arcadis NV	328,361	5,931
*,^	TomTom NV	592,656	5,672
*	Fugro NV	343,490	5,099
2	Flow Traders	151,755	4,188
	Wessanen	243,773	4,127
	Vastned Retail NV	97,229	4,067
	Accell Group	124,020	4,059
*	NSI NV	75,307	2,720
*,2	Basic-Fit NV	117,124	2,096
	BinckBank NV	277,820	1,404
	Brunel International NV	88,395	1,235
	Aegon NV (New York Shares)	207,234	1,059
			2,480,172
New Zealand (0.3%)
	Spark New Zealand Ltd.	8,844,822	24,508
	Auckland International Airport Ltd.	4,432,407	23,160
	Fisher & Paykel Healthcare Corp. Ltd.	2,757,233	23,141
	Fletcher Building Ltd.	3,351,043	19,624
	Contact Energy Ltd.	3,534,936	13,496
	Meridian Energy Ltd.	6,050,136	12,901
	Ryman Healthcare Ltd.	2,031,737	12,344
^	Z Energy Ltd.	1,814,885	10,506
*,^	a2 Milk Co. Ltd.	3,527,283	10,343
	SKYCITY Entertainment Group Ltd.	3,216,966	9,622
*	Xero Ltd.	478,592	8,839
	Mercury NZ Ltd.	3,392,489	8,252
	Trade Me Group Ltd.	1,998,762	7,807
	Kiwi Property Group Ltd.	7,382,256	7,624
	Mainfreight Ltd.	426,135	7,338
	Chorus Ltd.	2,122,596	7,203
	Air New Zealand Ltd.	2,439,930	5,830
^	EBOS Group Ltd.	411,183	5,276
	SKY Network Television Ltd.	1,835,948	4,642
	Goodman Property Trust	4,699,057	4,303
	Genesis Energy Ltd.	2,339,552	4,166
	Infratil Ltd.	1,856,567	4,047
^	Freightways Ltd.	692,213	3,887
	Summerset Group Holdings Ltd.	1,000,624	3,482
	Precinct Properties New Zealand Ltd.	3,755,219	3,384
	Metlifecare Ltd.	754,190	2,968
	Argosy Property Ltd.	3,855,411	2,937
	Vital Healthcare Property Trust	1,654,499	2,739

42

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Vector Ltd.	1,114,484	2,719
	Heartland Bank Ltd.	1,714,982	2,236
^	New Zealand Refining Co. Ltd.	820,231	1,467
	Kathmandu Holdings Ltd.	675,413	1,010
*	TOWER Ltd.	718,809	685
*	New Zealand Oil & Gas Ltd.	661,128	303
			262,789
Norway (0.6%)
	DNB ASA	5,234,622	89,118
	Statoil ASA	4,724,625	78,344
	Telenor ASA	3,346,563	55,520
	Orkla ASA	3,800,470	38,628
	Norsk Hydro ASA	6,509,328	36,023
	Yara International ASA	853,997	32,112
	Marine Harvest ASA	1,820,788	31,152
	Subsea 7 SA	1,264,350	17,048
	Storebrand ASA	2,202,894	15,201
	Gjensidige Forsikring ASA	837,184	14,291
	TGS NOPEC Geophysical Co. ASA	507,959	10,422
^	Schibsted ASA Class B	432,255	9,561
	Schibsted ASA Class A	394,201	9,521
	Aker BP ASA	498,560	7,383
	Leroy Seafood Group ASA	1,329,375	7,220
	Bakkafrost P/F	189,702	7,143
	Tomra Systems ASA	572,145	6,992
	SpareBank 1 SR-Bank ASA	782,238	6,700
	Salmar ASA	265,094	6,571
	Veidekke ASA	474,436	6,201
2	Entra ASA	463,888	5,776
	Borregaard ASA	440,931	5,442
	Atea ASA	401,497	5,388
	SpareBank 1 SMN	580,403	4,992
^,2	XXL ASA	472,512	4,545
	Aker ASA	116,398	3,822
	Austevoll Seafood ASA	417,248	3,546
*,2	Aker Solutions ASA	686,424	3,106
*,^	DNO ASA	3,083,493	2,828
*,^	Nordic Semiconductor ASA	680,880	2,711
*,^	Wallenius Wilhelmsen Logistics	459,018	2,704
*,^	Petroleum Geo-Services ASA	1,399,851	2,439
^	Opera Software ASA	602,647	2,360
	Hoegh LNG Holdings Ltd.	206,155	2,055
	Grieg Seafood ASA	250,014	1,741
	Stolt-Nielsen Ltd.	108,532	1,524
^	Ocean Yield ASA	193,404	1,512
*,^	Norwegian Air Shuttle ASA	51,792	1,508
	Norway Royal Salmon ASA	82,710	1,262
^,2	BW LPG Ltd.	347,389	1,209
*,^	REC Silicon ASA	8,699,495	1,130
*,^	Akastor ASA	613,671	1,014
	Norwegian Property ASA	733,857	905
*,^	Seadrill Ltd.	1,661,830	612
			549,282
Portugal (0.2%)
	Galp Energia SGPS SA	2,524,379	38,254
	EDP - Energias de Portugal SA	11,171,793	36,546
	Jeronimo Martins SGPS SA	1,190,652	23,246
	Banco Comercial Portugues SA	43,534,772	11,715
	EDP Renovaveis SA	998,536	7,937
	NOS SGPS SA	1,139,493	6,916
	Navigator Co. SA	1,217,279	5,253
	Sonae SGPS SA	4,573,006	5,081
	CTT-Correios de Portugal SA	692,506	4,382
^	REN - Redes Energeticas Nacionais SGPS SA	1,293,499	4,052

43

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Semapa-Sociedade de Investimento e Gestao	102,808	1,994
	Altri SGPS SA	314,820	1,450
^	Mota-Engil SGPS SA	415,402	1,152
*	Banco BPI SA	369,386	444
	Sonaecom SGPS SA	131,059	382
*	Banco Espirito Santo SA	10,412,510	16
			148,820
Singapore (1.2%)
	DBS Group Holdings Ltd.	8,727,118	131,350
	Oversea-Chinese Banking Corp. Ltd.	15,982,553	125,197
	Singapore Telecommunications Ltd.	36,447,977	102,932
	United Overseas Bank Ltd.	6,071,145	101,926
	Keppel Corp. Ltd.	6,962,619	31,796
	CapitaLand Ltd.	12,338,089	31,351
	Global Logistic Properties Ltd.	14,322,431	29,754
	Wilmar International Ltd.	9,528,953	23,178
	Genting Singapore plc	28,311,394	22,306
	Ascendas REIT	11,501,267	21,792
	Singapore Exchange Ltd.	4,025,455	21,454
	Singapore Technologies Engineering Ltd.	7,537,689	20,137
	Singapore Press Holdings Ltd.	7,905,286	18,548
	City Developments Ltd.	2,346,338	18,277
	Singapore Airlines Ltd.	2,477,126	18,205
	ComfortDelGro Corp. Ltd.	9,920,417	16,570
	Suntec REIT	12,119,678	16,448
	CapitaLand Mall Trust	11,325,053	16,242
	Jardine Cycle & Carriage Ltd.	485,873	15,643
	UOL Group Ltd.	2,374,395	13,174
	CapitaLand Commercial Trust	9,969,934	12,016
	SATS Ltd.	3,092,600	11,473
	Venture Corp. Ltd.	1,273,458	11,147
	Mapletree Commercial Trust	9,498,092	11,007
	Hutchison Port Holdings Trust	24,893,589	10,695
	Sembcorp Industries Ltd.	4,523,728	10,113
	Mapletree Industrial Trust	6,648,600	8,982
	Yangzijiang Shipbuilding Holdings Ltd.	10,246,028	8,854
	Golden Agri-Resources Ltd.	31,541,456	8,591
	Keppel REIT	9,816,800	8,164
	Mapletree Greater China Commercial Trust	9,711,300	7,616
^	Singapore Post Ltd.	7,652,612	7,392
	Mapletree Logistics Trust	6,815,300	5,915
	StarHub Ltd.	2,916,669	5,762
^	Sembcorp Marine Ltd.	3,974,284	4,744
	United Engineers Ltd.	2,146,200	4,271
	Ascott Residence Trust	5,075,425	4,257
	Yanlord Land Group Ltd.	3,192,736	4,069
	Frasers Centrepoint Trust	2,580,300	4,010
	Raffles Medical Group Ltd.	4,047,300	3,940
	Keppel Infrastructure Trust	9,283,200	3,811
	Starhill Global REIT	6,570,300	3,721
	CDL Hospitality Trusts	3,069,000	3,689
	Frasers Logistics & Industrial Trust	4,372,500	3,430
	Parkway Life REIT	1,702,900	3,315
	First Resources Ltd.	2,282,500	3,142
	SIA Engineering Co. Ltd.	1,057,077	3,132
	Croesus Retail Trust	3,590,700	3,077
	Genting Hong Kong Ltd.	9,993,600	2,996
	Keppel DC REIT	3,177,087	2,977
	Lippo Malls Indonesia Retail Trust	9,087,200	2,936
	CapitaLand Retail China Trust	2,459,800	2,930
	Frasers Commercial Trust	2,691,500	2,784
	Cache Logistics Trust	4,126,500	2,742
	Asian Pay Television Trust	6,502,600	2,692
	Ascendas India Trust	3,256,000	2,685

44

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	OUE Hospitality Trust	4,946,300	2,676
	Wing Tai Holdings Ltd.	1,822,975	2,636
	ESR REIT	5,994,900	2,569
	Manulife US REIT	2,707,300	2,437
	First REIT	2,469,000	2,403
	Ascendas Hospitality Trust	3,901,900	2,338
	M1 Ltd.	1,429,740	2,263
	Yoma Strategic Holdings Ltd.	5,300,300	2,252
	OUE Ltd.	1,366,100	1,945
	Far East Hospitality Trust	3,967,700	1,931
	Soilbuild Business Space REIT	3,589,120	1,876
	Accordia Golf Trust	3,583,400	1,861
	SPH REIT	2,558,100	1,858
	RHT Health Trust	2,852,700	1,853
^	Noble Group Ltd.	4,867,386	1,643
^	SIIC Environment Holdings Ltd.	4,289,900	1,620
	Sheng Siong Group Ltd.	2,211,900	1,591
*,^	Ezion Holdings Ltd.	8,589,353	1,464
	Silverlake Axis Ltd.	3,443,000	1,462
	Sabana Shari'ah Compliant Industrial REIT	4,309,700	1,456
	Sarine Technologies Ltd.	1,073,700	1,199
	GL Ltd.	1,992,500	1,034
^	Hyflux Ltd.	2,261,000	904
*,^	Midas Holdings Ltd.	5,447,000	890
*,^	COSCO Shipping International Singapore Co. Ltd.	4,458,069	889
	Bumitama Agri Ltd.	1,326,500	723
	Boustead Singapore Ltd.	1,126,000	720
^	China Everbright Water Ltd.	2,042,400	712
	Indofood Agri Resources Ltd.	1,734,900	605
*	Ying Li International Real Estate Ltd.	3,447,000	331
*	Vard Holdings Ltd.	1,767,500	308
*,^	Ezra Holdings Ltd.	10,329,900	83
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	720,757	17
			1,047,906
South Korea (4.5%)
	Samsung Electronics Co. Ltd.	430,364	896,372
	SK Hynix Inc.	2,594,109	152,740
	Samsung Electronics Co. Ltd. Preference Shares	80,828	131,790
	Hyundai Motor Co.	676,720	94,352
	NAVER Corp.	127,810	93,689
	KB Financial Group Inc.	1,813,356	91,557
	Shinhan Financial Group Co. Ltd.	2,064,644	89,079
	Samsung Electronics Co. Ltd. GDR	80,099	83,044
	POSCO	330,609	82,815
	Hyundai Mobis Co. Ltd.	316,793	69,255
	Hana Financial Group Inc.	1,418,021	56,001
	LG Chem Ltd.	217,694	55,397
	KT&G Corp.	537,009	54,932
	Samsung C&T Corp.	350,714	45,378
	Kia Motors Corp.	1,250,565	41,763
	SK Innovation Co. Ltd.	294,270	40,755
	Amorepacific Corp.	152,670	40,547
	Korea Electric Power Corp.	1,127,334	40,200
	Woori Bank	2,460,779	39,640
	SK Holdings Co. Ltd.	161,320	39,212
	Samsung SDI Co. Ltd.	255,501	38,357
	Samsung Fire & Marine Insurance Co. Ltd.	151,476	37,286
*,^	Celltrion Inc.	368,149	37,024
	LG Household & Health Care Ltd.	41,338	35,919
	LG Display Co. Ltd.	1,084,644	35,080
	LG Electronics Inc.	492,763	34,570
	Samsung Life Insurance Co. Ltd.	309,606	31,652
	LG Corp.	435,522	29,445
^	NCSoft Corp.	84,029	27,872

45

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Samsung SDS Co. Ltd.	155,355	25,058
	Coway Co. Ltd.	271,017	24,631
	Samsung Electro-Mechanics Co. Ltd.	270,690	24,164
	Hyundai Motor Co. 2nd Preference Shares	222,503	22,656
	Lotte Chemical Corp.	71,355	21,476
	E-MART Inc.	101,420	20,779
*	Hyundai Heavy Industries Co. Ltd.	131,237	20,291
	Hankook Tire Co. Ltd.	363,401	20,200
	Hyundai Steel Co.	360,849	19,600
	Korea Zinc Co. Ltd.	47,749	19,027
	Mirae Asset Daewoo Co. Ltd.	1,872,358	18,065
*,^,2	Samsung Biologics Co. Ltd.	65,167	16,623
	S-Oil Corp.	200,366	16,601
	Hyosung Corp.	113,300	16,592
	Industrial Bank of Korea	1,280,004	15,930
	Kangwon Land Inc.	522,280	15,915
	AMOREPACIFIC Group	139,917	15,900
	Korea Aerospace Industries Ltd.	311,182	15,495
	SK Telecom Co. Ltd. ADR	580,382	14,898
	GS Holdings Corp.	248,724	14,825
	LG Uplus Corp.	1,045,452	14,258
*	Samsung Heavy Industries Co. Ltd.	1,294,829	14,105
	Hyundai Engineering & Construction Co. Ltd.	348,521	14,041
^	Kakao Corp.	157,112	13,939
	Lotte Shopping Co. Ltd.	51,953	13,787
	Dongbu Insurance Co. Ltd.	226,550	13,463
	BNK Financial Group Inc.	1,405,125	13,436
	Orion Corp.	63,600	12,969
	Hyundai Glovis Co. Ltd.	89,203	12,241
*	Hyundai Robotics Co. Ltd.	35,314	11,929
	Hyundai Development Co-Engineering & Construction	289,819	11,903
*,^,2	Netmarble Games Corp.	86,279	11,688
	SK Telecom Co. Ltd.	49,978	11,621
	Korea Investment Holdings Co. Ltd.	185,131	11,344
	Samsung Securities Co. Ltd.	307,580	11,097
	CJ CheilJedang Corp.	34,475	10,888
*,^	Hanmi Pharm Co. Ltd.	33,248	10,836
	Daelim Industrial Co. Ltd.	133,298	10,373
	KCC Corp.	27,009	10,311
	Hanwha Chemical Corp.	388,422	10,250
	CJ Corp.	61,812	10,237
	Hyundai Marine & Fire Insurance Co. Ltd.	292,402	10,057
	LG Innotek Co. Ltd.	68,802	9,926
	Hanwha Corp.	237,165	9,828
	Hyundai Motor Co. Preference Shares	96,757	9,557
	Medy-Tox Inc.	19,017	9,313
	BGF retail Co. Ltd.	99,385	8,780
	Amorepacific Corp. Preference Shares	53,114	8,636
	NH Investment & Securities Co. Ltd.	638,382	8,283
	Yuhan Corp.	38,434	8,263
	Hanssem Co. Ltd.	49,395	7,944
*,^	Samsung Engineering Co. Ltd.	757,624	7,882
	S-1 Corp.	92,822	7,870
*	Korean Air Lines Co. Ltd.	232,025	7,847
	DGB Financial Group Inc.	752,307	7,756
	LG Chem Ltd. Preference Shares	42,551	7,513
^	Hotel Shilla Co. Ltd.	149,834	7,474
	Hyundai Department Store Co. Ltd.	76,084	7,349
	Mando Corp.	31,984	7,203
	Hanwha Life Insurance Co. Ltd.	1,177,422	7,160
	Hanon Systems	787,271	7,090
^	OCI Co. Ltd.	87,103	6,826
	Shinsegae Inc.	34,022	6,824
*	Hanwha Techwin Co. Ltd.	174,702	6,793

46

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	LG Household & Health Care Ltd. Preference Shares	12,269	6,669
	Shinhan Financial Group Co. Ltd. ADR	148,968	6,479
	Meritz Securities Co. Ltd.	1,431,126	6,335
	CJ E&M Corp.	90,625	6,007
*	Korea Gas Corp.	128,782	5,990
*	Daewoo Engineering & Construction Co. Ltd.	898,154	5,949
*,^	GS Engineering & Construction Corp.	219,574	5,847
	KB Financial Group Inc. ADR	114,834	5,798
*,^	ViroMed Co. Ltd.	64,162	5,765
^	SK Chemicals Co. Ltd.	88,881	5,719
	GS Retail Co. Ltd.	125,622	5,664
^	Doosan Heavy Industries & Construction Co. Ltd.	304,799	5,584
*,^	Kumho Tire Co. Inc.	836,932	5,494
	Cheil Worldwide Inc.	340,541	5,477
*	NHN Entertainment Corp.	77,554	5,444
*,^	CJ Korea Express Corp.	34,174	5,393
^	Kumho Petrochemical Co. Ltd.	83,368	5,364
	LS Corp.	83,019	5,292
	Samsung Card Co. Ltd.	153,908	5,259
	Doosan Corp.	50,333	5,237
	LG Electronics Inc. Preference Shares	148,717	5,209
^	Kolon Industries Inc.	84,388	5,083
	Com2uSCorp	47,789	4,922
*	Doosan Infracore Co. Ltd.	648,959	4,803
*	Hugel Inc.	9,799	4,791
*	Hyundai Mipo Dockyard Co. Ltd.	48,854	4,664
^	Hyundai Wia Corp.	76,118	4,643
	Posco Daewoo Corp.	236,810	4,617
*,^	Komipharm International Co. Ltd.	146,056	4,609
*,^	Hanmi Science Co. ltd	62,113	4,577
	KIWOOM Securities Co. Ltd.	55,368	4,516
	Meritz Fire & Marine Insurance Co. Ltd.	255,018	4,472
	NongShim Co. Ltd.	15,136	4,466
	Korean Reinsurance Co.	421,404	4,456
	Lotte Confectionery Co. Ltd.	25,595	4,437
	Lotte Chilsung Beverage Co. Ltd.	2,901	4,348
^	Youngone Corp.	145,546	4,339
	Korea Electric Power Corp. ADR	240,049	4,314
	KT Corp. ADR	252,052	4,194
*,^	Hyundai Rotem Co. Ltd.	231,754	4,186
*,^	Yungjin Pharmaceutical Co. Ltd.	421,340	4,178
^	SK Materials Co. Ltd.	24,055	4,166
*,^	SillaJen Inc.	236,497	4,148
^	Korea Kolmar Co. Ltd.	65,577	4,137
	Ottogi Corp.	5,980	4,131
*,^	Pan Ocean Co. Ltd.	874,176	4,035
	KEPCO Plant Service & Engineering Co. Ltd.	104,475	4,033
^	Dongsuh Cos. Inc.	148,410	3,970
^	CJ CGV Co. Ltd.	61,138	3,935
	Green Cross Corp.	25,278	3,856
	SK Networks Co. Ltd.	694,002	3,792
^	Fila Korea Ltd.	50,306	3,760
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	21,675	3,692
	Hyundai Greenfood Co. Ltd.	238,342	3,687
	Doosan Bobcat Inc.	116,109	3,617
*	WONIK IPS Co. Ltd.	136,795	3,544
	Green Cross Holdings Corp.	125,792	3,495
	LS Industrial Systems Co. Ltd.	70,934	3,462
	Dongkuk Steel Mill Co. Ltd.	270,441	3,457
^	SFA Engineering Corp.	87,090	3,426
^	LIG Nex1 Co. Ltd.	52,504	3,397
^	Kolon Life Science Inc.	23,548	3,380
	LOTTE Himart Co. Ltd.	54,885	3,348
*	Dongbu HiTek Co. Ltd.	169,761	3,336

47

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Seoul Semiconductor Co. Ltd.	174,557	3,303
	Poongsan Corp.	87,193	3,277
^	Cosmax Inc.	32,539	3,273
	Hana Tour Service Inc.	40,597	3,247
*,^	Hanjin Kal Corp.	139,867	3,240
*	Hyundai Construction Equipment Co. Ltd.	10,604	3,188
	Eo Technics Co. Ltd.	40,330	3,179
	Hyundai Home Shopping Network Corp.	27,358	3,133
	LG International Corp.	112,423	3,052
	Samyang Holdings Corp.	27,788	2,976
*	Hyundai Electric & Energy System Co. Ltd.	10,922	2,974
	Chong Kun Dang Pharmaceutical Corp.	27,821	2,966
	Koh Young Technology Inc.	56,055	2,940
	Innocean Worldwide Inc.	52,506	2,931
	Korea Petrochemical Ind Co. Ltd.	13,240	2,930
	GS Home Shopping Inc.	14,310	2,894
	LOTTE Fine Chemical Co. Ltd.	83,147	2,861
	SKC Co. Ltd.	96,424	2,830
	LG Hausys Ltd.	29,384	2,813
	Hite Jinro Co. Ltd.	137,350	2,797
^	Paradise Co. Ltd.	222,570	2,791
	JB Financial Group Co. Ltd.	464,802	2,583
^	Toptec Co. Ltd.	90,834	2,583
^	Young Poong Corp.	2,505	2,559
	Taekwang Industrial Co. Ltd.	2,686	2,529
	Soulbrain Co. Ltd.	38,540	2,507
^	Able C&C Co. Ltd.	111,170	2,506
	DoubleUGames Co. Ltd.	45,694	2,466
	IS Dongseo Co. Ltd.	63,962	2,460
	Hyundai Elevator Co. Ltd.	45,360	2,431
	Huchems Fine Chemical Corp.	103,784	2,428
*	Asiana Airlines Inc.	452,299	2,423
*	Seegene Inc.	72,712	2,398
	CJ O Shopping Co. Ltd.	14,310	2,395
	Hansol Chemical Co. Ltd.	38,427	2,383
^	JW Pharmaceutical Corp.	56,729	2,334
^	Hankook Tire Worldwide Co. Ltd.	120,771	2,301
^	Kolon Corp.	32,091	2,301
^	Douzone Bizon Co. Ltd.	84,291	2,269
*,^	Osstem Implant Co. Ltd.	49,182	2,253
*,^	Foosung Co. Ltd.	243,400	2,244
^	Korea Real Estate Investment & Trust Co. Ltd.	781,177	2,239
*,^	Genexine Co. Ltd.	53,048	2,233
*	Advanced Process Systems Corp.	51,715	2,228
	LF Corp.	84,421	2,213
^	Ilyang Pharmaceutical Co. Ltd.	61,623	2,194
^	Bukwang Pharmaceutical Co. Ltd.	117,600	2,193
^	Daou Technology Inc.	113,232	2,172
	Daesang Corp.	93,106	2,153
	Korea Electric Terminal Co. Ltd.	33,862	2,111
	Halla Holdings Corp.	36,690	2,059
	Loen Entertainment Inc.	26,854	2,051
	Lotte Food Co. Ltd.	3,677	2,047
	Tongyang Inc.	1,009,997	2,009
	Hanwha General Insurance Co. Ltd.	269,894	1,998
	Nexen Tire Corp.	169,579	1,979
*	Jusung Engineering Co. Ltd.	166,523	1,979
*,^	HLB Inc.	149,688	1,962
	SK Gas Ltd.	17,358	1,958
*,^	Hanall Biopharma Co. Ltd.	170,881	1,949
^	Hansae Co. Ltd.	81,765	1,918
	Meritz Financial Group Inc.	153,691	1,914
*,^	iNtRON Biotechnology Inc.	57,225	1,913
^	Handsome Co. Ltd.	66,788	1,909

48

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^	Modetour Network Inc.	67,142	1,858
	Hanjin Transportation Co. Ltd.	57,517	1,850
*,^	Medipost Co. Ltd.	34,231	1,849
*,^	SK Securities Co. Ltd.	1,291,918	1,829
	Dong-A Socio Holdings Co. Ltd.	15,406	1,825
*,^	Korea Line Corp.	56,643	1,819
	Hanil Cement Co. Ltd.	18,029	1,813
^	Dong-A ST Co. Ltd.	21,923	1,766
	Daishin Securities Co. Ltd.	129,895	1,753
^	Partron Co. Ltd.	185,467	1,687
	Vieworks Co. Ltd.	33,527	1,685
*,^	Interflex Co. Ltd.	48,633	1,676
^	TES Co. Ltd.	67,869	1,675
	SPC Samlip Co. Ltd.	10,497	1,664
	LEENO Industrial Inc.	39,686	1,664
*,^	Chabiotech Co. Ltd.	152,684	1,661
	Dongwon Industries Co. Ltd.	5,877	1,658
*,^	Webzen Inc.	85,805	1,647
*,^	Hanwha Investment & Securities Co. Ltd.	498,370	1,632
^	Grand Korea Leisure Co. Ltd.	83,027	1,625
*,^	SM Entertainment Co.	70,410	1,620
^	Jeil Pharmaceutical Co.	7,819	1,602
*,^	Duk San Neolux Co. Ltd.	62,066	1,578
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	40,899	1,566
*,^	Celltrion Pharm Inc.	80,396	1,556
*	DIO Corp.	53,472	1,543
^	ST Pharm Co. Ltd.	42,426	1,540
^	Posco ICT Co. Ltd.	237,489	1,540
	CJ CheilJedang Corp. Preference Shares	10,101	1,531
	Songwon Industrial Co. Ltd.	79,755	1,527
	S&T Motiv Co. Ltd.	34,552	1,526
	Daeduck Electronics Co.	155,203	1,499
^	Ssangyong Cement Industrial Co. Ltd.	116,787	1,496
*	Taeyoung Engineering & Construction Co. Ltd.	195,178	1,495
^	Dawonsys Co. Ltd.	97,270	1,483
	AK Holdings Inc.	22,330	1,448
	Samyang Corp.	16,062	1,447
*	Yuanta Securities Korea Co. Ltd.	403,271	1,445
	Namyang Dairy Products Co. Ltd.	2,157	1,442
	Daishin Securities Co. Ltd. Preference Shares	169,999	1,435
^	Daewoong Pharmaceutical Co. Ltd.	19,098	1,433
	Kumho Industrial Co. Ltd.	135,822	1,425
*,^	Taihan Electric Wire Co. Ltd.	1,167,343	1,422
	Mirae Asset Life Insurance Co. Ltd.	309,540	1,420
^	JW Holdings Corp.	166,061	1,402
*,^	CrystalGenomics Inc.	105,638	1,398
	Seah Besteel Corp.	51,808	1,384
	Sebang Global Battery Co. Ltd.	39,657	1,378
*,^	Jenax Inc.	63,320	1,376
	Tongyang Life Insurance Co. Ltd.	156,996	1,370
	Silicon Works Co. Ltd.	44,619	1,368
	SL Corp.	72,356	1,367
*,^	Gamevil Inc.	24,787	1,351
	POSCO Chemtech Co. Ltd.	100,003	1,342
^	iMarketKorea Inc.	112,171	1,334
	Hansol Paper Co. Ltd.	78,408	1,319
	Binggrae Co. Ltd.	22,121	1,319
	WeMade Entertainment Co. Ltd.	43,112	1,301
*,^	GemVax & Kael Co. Ltd.	118,196	1,292
^	YG Entertainment Inc.	46,825	1,291
	Daeduck GDS Co. Ltd.	78,242	1,290
*,^	Aprogen pharmaceuticals Inc.	362,481	1,275
*	Wonik Holdings Co. Ltd.	174,797	1,275
	DongKook Pharmaceutical Co. Ltd.	22,776	1,257

49

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Muhak Co. Ltd.	60,148	1,249
*,^	Homecast Co. Ltd.	154,109	1,248
*,^	Peptron Inc.	27,408	1,244
*,^	Amicogen Inc.	35,102	1,239
	Youngone Holdings Co. Ltd.	23,622	1,238
^	Ahnlab Inc.	28,232	1,238
*	Hansol Technics Co. Ltd.	82,677	1,229
	Dongwon F&B Co. Ltd.	5,740	1,221
	NICE Holdings Co. Ltd.	79,767	1,219
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	308,670	1,214
^	Daewoong Co. Ltd.	105,314	1,206
	Interpark Holdings Corp.	226,106	1,196
*	Eugene Investment & Securities Co. Ltd.	337,863	1,193
	NICE Information Service Co. Ltd.	168,244	1,192
*,^	Maeil Dairies Co. Ltd.	18,014	1,176
*	Ssangyong Motor Co.	195,087	1,166
	Samchully Co. Ltd.	10,736	1,159
^	SeAH Steel Corp.	13,474	1,145
*,^	ATGen Co. Ltd.	38,870	1,138
	Hankook Shell Oil Co. Ltd.	3,209	1,127
^	InBody Co. Ltd.	47,178	1,123
	KISWIRE Ltd.	33,267	1,121
	Kwangju Bank Co. Ltd.	97,481	1,116
^	Seobu T&D	67,307	1,100
^	NS Shopping Co. Ltd.	72,450	1,089
	Kwang Dong Pharmaceutical Co. Ltd.	137,082	1,048
^	It's Hanbul Co. Ltd.	26,917	1,045
*,^	Emerson Pacific Inc.	37,199	1,039
	Sungwoo Hitech Co. Ltd.	152,509	1,028
^	Caregen Co. Ltd.	18,346	1,025
	Shinyoung Securities Co. Ltd.	21,218	1,020
*,^	Binex Co. Ltd.	98,290	1,005
	Hancom Inc.	67,427	1,005
	Hyundai Corp.	56,796	1,003
*,^	Taewoong Co. Ltd.	42,562	1,003
*,^	CMG Pharmaceutical Co. Ltd.	347,647	1,002
	CJ Hellovision Co. Ltd.	125,068	997
	Lock&Lock Co. Ltd.	75,263	973
*,^	Huons Co. Ltd.	18,793	973
	Namhae Chemical Corp.	101,634	959
	Daekyo Co. Ltd.	134,037	956
^	Dae Hwa Pharmaceutical Co. Ltd.	48,014	952
	i-SENS Inc.	39,399	947
^	KEPCO Engineering & Construction Co. Inc.	53,860	925
	Hansol Holdings Co. Ltd.	158,847	915
^	Hyundai Livart Furniture Co. Ltd.	43,777	911
^	Korea Kolmar Holdings Co. Ltd.	31,853	893
	Dae Han Flour Mills Co. Ltd.	5,395	891
	Green Cross Cell Corp.	30,014	885
	E1 Corp.	15,584	882
	KT Skylife Co. Ltd.	61,639	881
*,^	CUROCOM Co. Ltd.	387,242	868
	Cell Biotech Co. Ltd.	25,445	864
	Cuckoo Electronics Co. Ltd.	6,774	858
*	Dongbu Securities Co. Ltd.	227,274	856
*	Neowiz	69,435	850
*,^	Pharmicell Co. Ltd.	227,554	840
*,^	NUTRIBIOTECH Co. Ltd.	45,060	824
*	Woongjin Thinkbig Co. Ltd.	111,751	811
	GOLFZON Co. Ltd.	15,663	811
	Kyobo Securities Co. Ltd.	79,565	803
	Huons Global Co. Ltd.	23,520	801
*,^	G-SMATT GLOBAL Co. Ltd.	66,586	801
	Chongkundang Holdings Corp.	11,965	800

50

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	KISCO Corp.	19,512	783
^	Kolao Holdings	139,617	776
	Sindoh Co. Ltd.	15,193	749
^	ICD Co. Ltd.	59,955	739
^	TK Corp.	82,760	735
	Seoyon E-Hwa Co. Ltd.	55,918	733
	CJ Freshway Corp.	20,077	729
*,^	COSON Co. Ltd.	70,847	725
*	S&T Dynamics Co. Ltd.	83,976	722
*,^	Leaders Cosmetics Co. Ltd.	49,872	722
*	KTB Investment & Securities Co. Ltd.	217,006	718
*,^	Insun ENT Co. Ltd.	116,903	713
	Youlchon Chemical Co. Ltd.	58,292	711
	SBS Media Holdings Co. Ltd.	270,712	707
	Humax Co. Ltd.	68,550	695
	Sung Kwang Bend Co. Ltd.	73,204	686
^	Lutronic Corp.	67,722	684
	INTOPS Co. Ltd.	64,055	669
*,^	CrucialTec Co. Ltd.	203,787	666
*,^	SFA Semicon Co. Ltd.	300,917	654
	Eusu Holdings Co. Ltd.	85,485	651
^	Humedix Co. Ltd.	23,333	643
^	Byucksan Corp.	183,918	635
^	Coreana Cosmetics Co. Ltd.	115,233	621
^	KH Vatec Co. Ltd.	58,503	596
*	NEPES Corp.	60,998	594
*,^	Naturalendo Tech Co. Ltd.	55,863	591
*,^	Agabang&Company	102,616	575
*	GNCO Co. Ltd.	295,077	563
*,^	Cellumed Co. Ltd.	71,328	519
*,^	Samsung Pharmaceutical Co. Ltd.	150,885	509
*	Lumens Co. Ltd.	148,721	500
	Cosmax BTI Inc	19,085	491
	Sam Young Electronics Co. Ltd.	40,228	487
*,^	3S Korea Co. Ltd.	239,550	485
^	Hyundai Corp. Holdings Inc.	35,159	470
*,^	APS Holdings Corp.	45,107	465
^	GOLFZONNEWDIN Co. Ltd.	96,764	463
	Seoyon Co. Ltd.	49,070	463
	KB Insurance Co. Ltd.	15,654	450
	DY Corp.	62,546	424
	MegaStudy Co. Ltd.	15,058	407
*,^	Duksan Hi-Metal Co. Ltd.	50,261	403
^	CROWNHAITAI Holdings Co. Ltd.	18,715	397
*	Crown Confectionery Co. Ltd.	24,101	387
^	Maeil Holdings Co. Ltd.	16,179	387
*,^	KONA I Co. Ltd.	44,874	369
*	Doosan Engine Co. Ltd.	95,069	352
^	Hitejinro Holdings Co. Ltd.	33,510	338
*,^	Ssangyong Information & Communication	21,273	37
*	Amicogen Inc. Rights Exp. 07/26/2017	1,847	13
*	Jeil Pharmaceutical Co.	18,902	—
*	Orion Corp.	121,954	—
			4,012,543
Spain (2.8%)
	Banco Santander SA	70,008,737	464,851
	Banco Bilbao Vizcaya Argentaria SA	32,418,637	270,046
	Telefonica SA	21,009,734	217,485
	Iberdrola SA	27,087,016	214,649
	Industria de Diseno Textil SA	5,120,319	196,646
^	Amadeus IT Group SA	2,040,807	121,991
*	Repsol SA	5,649,536	86,614
	CaixaBank SA	17,439,070	83,365
2	Aena SA	312,765	61,075

51

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^	Abertis Infraestructuras SA	3,043,136	56,409
	Banco de Sabadell SA	27,159,224	55,257
*	Ferrovial SA	2,337,748	51,929
	Grifols SA	1,732,831	48,313
*	ACS Actividades de Construccion y Servicios SA	1,173,360	45,367
	Red Electrica Corp. SA	2,105,960	44,058
^	Endesa SA	1,535,577	35,424
^	Gas Natural SDG SA	1,488,627	34,847
	Bankinter SA	3,356,563	30,964
^	Enagas SA	1,102,249	30,934
*	Bankia SA	5,571,762	26,949
	Gamesa Corp. Technologica SA	1,090,961	23,342
	Grifols SA Preference Shares	1,094,218	23,130
	Merlin Properties Socimi SA	1,579,719	19,985
	Distribuidora Internacional de Alimentacion SA	2,999,155	18,716
	Mapfre SA	4,935,834	17,277
2	Cellnex Telecom SA	730,203	15,091
	Bolsas y Mercados Espanoles SHMSF SA	383,853	13,874
	Viscofan SA	199,520	11,823
	Acciona SA	130,373	11,478
	Mediaset Espana Comunicacion SA	901,695	11,229
	Inmobiliaria Colonial SA	1,211,290	10,568
*	Acerinox SA	711,364	9,755
	Grupo Catalana Occidente SA	228,055	9,614
	Zardoya Otis SA	884,469	9,161
	Melia Hotels International SA	580,747	8,698
	Applus Services SA	676,007	8,529
*	Indra Sistemas SA	587,285	8,476
	Prosegur Cia de Seguridad SA	1,237,779	8,050
	Ebro Foods SA	327,965	7,500
	Hispania Activos Inmobiliarios SOCIMI SA	446,741	7,390
*	NH Hotel Group SA	1,000,012	6,030
	Tecnicas Reunidas SA	153,921	5,964
	Corp Financiera Alba SA	88,361	5,345
	CIE Automotive SA	227,935	5,240
	Axiare Patrimonio SOCIMI SA	286,819	4,908
2	Euskaltel SA	447,951	4,778
	Cia de Distribucion Integral Logista Holdings SA	177,638	4,675
	Almirall SA	286,839	4,672
^	Atresmedia Corp. de Medios de Comunicacion SA	350,305	4,102
	Faes Farma SA	1,192,304	3,962
*,^	Sacyr SA	1,415,033	3,759
*	Fomento de Construcciones y Contratas SA	335,094	3,621
*	Construcciones y Auxiliar de Ferrocarriles SA	88,162	3,619
*,^	Pharma Mar SA	774,652	3,489
	Ence Energia y Celulosa SA	623,108	2,556
*,^	Codere SA	4,904,043	2,473
^	Obrascon Huarte Lain SA	664,201	2,393
	Papeles y Cartones de Europa SA	234,390	2,007
*,^	Liberbank SA	1,304,419	1,344
*,^	Promotora de Informaciones SA	149,285	401
*	Sacyr SA Rights Exp. 07/16/2017	1,415,033	113
			2,506,310
Sweden (2.8%)
	Nordea Bank AB	15,432,632	196,557
	Volvo AB Class B	7,583,061	129,319
	Swedbank AB Class A	5,121,784	125,001
^	Hennes & Mauritz AB Class B	4,608,767	114,906
	Atlas Copco AB Class A	2,973,145	114,323
	Investor AB Class B	2,184,504	105,395
	Telefonaktiebolaget LM Ericsson Class B	14,452,168	103,913
	Svenska Handelsbanken AB Class A	7,123,508	102,024
	Assa Abloy AB Class B	4,597,690	101,340
	Skandinaviska Enskilda Banken AB Class A	6,886,873	83,377

52

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Sandvik AB	5,224,676	82,259
*	Essity AB Class B	2,902,232	79,405
	Atlas Copco AB Class B	1,936,098	66,921
	Hexagon AB Class B	1,234,164	58,635
	Telia Co. AB	12,567,767	57,920
	Skanska AB Class B	1,749,196	41,536
	Boliden AB	1,324,857	36,215
	SKF AB	1,775,648	36,057
	Electrolux AB Class B	1,075,212	35,258
	Kinnevik AB	1,112,757	34,114
	Swedish Match AB	910,047	32,062
	Alfa Laval AB	1,516,367	31,036
	Trelleborg AB Class B	1,177,846	26,894
	Securitas AB Class B	1,545,199	26,062
	Industrivarden AB Class A	929,356	23,664
	Svenska Cellulosa AB SCA Class B	2,895,133	21,902
	Industrivarden AB	886,046	21,256
	Castellum AB	1,332,379	19,575
	Getinge AB	939,106	18,394
	Tele2 AB	1,733,778	18,169
	Husqvarna AB	1,819,666	18,088
^	Nibe Industrier AB Class B	1,778,438	16,799
*	Lundin Petroleum AB	868,211	16,734
	Elekta AB Class B	1,738,811	16,456
^	ICA Gruppen AB	422,284	15,731
	BillerudKorsnas AB	847,094	13,388
	Hexpol AB	1,210,269	13,214
	Loomis AB Class B	356,290	12,771
	L E Lundbergforetagen AB Class B	160,346	12,666
2	Dometic Group AB	1,449,483	12,592
	Fabege AB	645,908	12,434
*	Fastighets AB Balder Class B	506,806	12,281
*,^	Swedish Orphan Biovitrum AB	793,969	12,264
	Com Hem Holding AB	881,209	12,247
	JM AB	338,731	12,001
^	Intrum Justitia AB	352,323	11,965
	NCC AB Class B	418,894	11,799
	Peab AB	947,003	11,490
	Indutrade AB	468,173	10,731
	Holmen AB	244,994	10,633
	Saab AB Class B	205,310	10,147
*	SSAB AB Class B	2,701,270	10,020
2	Thule Group AB	520,448	9,776
^	AAK AB	132,108	9,651
	Wallenstam AB	975,541	9,407
	Modern Times Group MTG AB Class B	265,104	9,125
	Hufvudstaden AB Class A	545,494	9,051
	Axfood AB	531,441	8,874
	Sweco AB Class B	346,587	8,575
*,2	Ahlsell AB	1,247,705	8,559
*	NetEnt AB	967,096	8,450
^	Lifco AB Class B	234,425	7,526
*	Investment AB Latour Class B	597,504	7,488
	Wihlborgs Fastigheter AB	349,155	7,382
2	Bravida Holding AB	998,885	7,295
	Bonava AB Class B	419,775	7,177
2	Attendo AB	548,036	6,691
	AF AB	311,832	6,453
	Hemfosa Fastigheter AB	538,139	5,813
	Kungsleden AB	882,553	5,411
	Avanza Bank Holding AB	122,689	5,358
	Nobia AB	524,693	5,300
	Pandox AB	294,697	5,257
*	SSAB AB Class A	1,073,636	4,900

53

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Betsson AB	564,984	4,899
*,^	Fingerprint Cards AB Class B	1,259,481	4,591
	Ratos AB	905,288	4,318
	Cloetta AB Class B	1,009,844	4,160
	Oriflame Holding AG	110,370	4,146
*	Bilia AB	406,482	4,018
	Atrium Ljungberg AB	224,314	3,738
	Vitrolife AB	59,164	3,718
	Clas Ohlson AB	177,527	3,416
	Lindab International AB	311,194	3,393
	Investment AB Oresund	183,169	3,359
	Melker Schorling AB	49,963	3,210
	Concentric AB	189,106	3,090
^	Mycronic AB	338,827	3,088
	Klovern AB	2,631,372	2,880
	Bure Equity AB	242,069	2,816
2	Resurs Holding AB	436,308	2,713
	Klovern AB Preference Shares	74,833	2,606
*	Haldex AB	181,648	2,287
	Svenska Handelsbanken AB Class B	160,717	2,275
	Mekonomen AB	112,065	2,222
	SkiStar AB	93,951	2,180
*	SAS AB	937,813	2,045
*	Collector AB	180,163	2,038
	SAS AB Preference Shares	30,825	1,990
	Skandinaviska Enskilda Banken AB	165,290	1,975
	Hemfosa Fastigheter AB Preference Shares	85,099	1,737
	Rezidor Hotel Group AB	435,200	1,608
	SKF AB Class A	60,231	1,225
	NCC AB Class A	40,748	1,149
	Fastighets AB Balder Preference Shares	26,928	1,115
	Sagax AB	295,624	1,032
	Bonava AB	16,650	284
			2,482,780
Switzerland (7.1%)
	Nestle SA	15,102,307	1,317,188
	Novartis AG	11,464,944	957,628
	Roche Holding AG	3,381,188	863,944
	UBS Group AG	16,943,712	288,143
	ABB Ltd.	9,318,187	231,288
	Zurich Insurance Group AG	724,066	211,318
	Cie Financiere Richemont SA	2,483,205	205,482
	Credit Suisse Group AG	11,962,894	174,072
	Swiss Re AG	1,551,079	142,145
	LafargeHolcim Ltd.	1,711,348	98,356
	Givaudan SA	44,871	89,913
	Geberit AG	181,115	84,574
	Lonza Group AG	359,410	77,854
	Sika AG	10,190	65,421
	SGS SA	24,964	60,530
	Adecco Group AG	769,781	58,644
^	Swatch Group AG (Bearer)	150,935	55,825
	Julius Baer Group Ltd.	1,052,463	55,608
	Swisscom AG	109,252	52,801
	Swiss Life Holding AG	155,088	52,462
	Partners Group Holding AG	82,136	50,999
	Roche Holding AG (Bearer)	170,363	44,015
	Kuehne & Nagel International AG	243,221	40,663
	Sonova Holding AG	247,974	40,339
	Schindler Holding AG	178,280	37,798
	LafargeHolcim Ltd. (Paris Shares)	635,227	36,427
	Baloise Holding AG	225,652	34,953
	Chocoladefabriken Lindt & Spruengli AG Registered Shares	458	31,936
	Chocoladefabriken Lindt & Spruengli AG	5,331	30,906

54

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Swiss Prime Site AG	328,774	29,892
	Clariant AG	1,327,021	29,292
*,^	Vifor Pharma AG	250,758	27,698
	Straumann Holding AG	48,504	27,622
*	Dufry AG	160,490	26,338
	EMS-Chemie Holding AG	35,144	25,951
	Logitech International SA	691,735	25,454
	Temenos Group AG	283,176	25,334
*	Actelion Ltd.	88,230	24,688
	Schindler Holding AG (Registered)	116,225	24,158
	Flughafen Zurich AG	86,274	21,189
	Georg Fischer AG	20,155	19,550
	PSP Swiss Property AG	194,386	18,187
	Helvetia Holding AG	30,473	17,476
	ams AG	266,056	17,265
^	BB Biotech AG	277,190	17,015
	Swatch Group AG (Registered)	192,148	14,037
	Cembra Money Bank AG	147,550	13,984
2	Sunrise Communications Group AG	169,278	13,347
	Aryzta AG	403,799	13,317
	dormakaba Holding AG	15,139	13,176
	Barry Callebaut AG	9,547	13,142
2	VAT Group AG	101,968	12,685
	OC Oerlikon Corp. AG	909,002	11,963
	Allreal Holding AG	65,450	11,843
	Tecan Group AG	59,692	11,240
	Pargesa Holding SA	145,785	11,108
	DKSH Holding AG	133,075	10,819
	Banque Cantonale Vaudoise	14,536	10,781
	Bucher Industries AG	32,851	10,335
	Belimo Holding AG	2,397	10,326
	GAM Holding AG	763,305	10,263
	Valiant Holding AG	85,537	9,869
	SFS Group AG	84,591	9,601
	Forbo Holding AG	5,698	9,371
	Mobimo Holding AG	32,733	9,189
^	Panalpina Welttransport Holding AG	63,314	8,935
*	Idorsia Ltd.	456,302	8,613
	Emmi AG	10,754	8,100
	Sulzer AG	63,245	7,173
	Implenia AG	80,580	6,044
	u-blox Holding AG	32,150	6,035
	Vontobel Holding AG	91,860	5,985
^	COSMO Pharmaceuticals NV	33,176	5,833
	Schweiter Technologies AG	4,280	5,548
^	Daetwyler Holding AG	31,983	5,447
	Huber & Suhner AG	67,345	5,036
	Conzzeta AG	4,830	4,784
*,^	Basilea Pharmaceutica AG	56,618	4,780
	St. Galler Kantonalbank AG	10,597	4,683
	Siegfried Holding AG	16,210	4,581
	Autoneum Holding AG	16,663	4,571
^	Burckhardt Compression Holding AG	14,583	4,186
	Valora Holding AG	12,892	4,121
	VZ Holding AG	12,380	3,976
	Rieter Holding AG	16,544	3,768
*	Arbonia AG	205,919	3,767
	Interroll Holding AG	2,615	3,492
	Bobst Group SA	35,913	3,453
	Ascom Holding AG	165,304	3,385
*,^	Meyer Burger Technology AG	2,584,175	3,230
	Ypsomed Holding AG	14,923	3,026
	LEM Holding SA	2,335	3,021
	Kudelski SA	165,562	2,826

55

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	BKW AG	47,817	2,811
	Bell Food Group AG	5,884	2,809
	Bachem Holding AG	24,274	2,769
	Intershop Holding AG	5,297	2,657
	EFG International AG	369,199	2,396
	Vetropack Holding AG	1,098	2,374
	APG SGA SA	4,603	2,233
*,^	Leonteq AG	39,905	2,219
*	Schmolz & Bickenbach AG	2,126,087	1,981
	Zehnder Group AG	44,516	1,621
	ALSO Holding AG	11,723	1,506
	Syngenta AG	2,525	1,171
	Swissquote Group Holding SA	40,265	1,113
*	Alpiq Holding AG	12,360	1,056
	Plazza AG	3,907	942
	Aryzta AG (Dublin Shares)	3,587	119
			6,266,913
United Kingdom (15.6%)
	HSBC Holdings plc	97,704,915	906,898
	British American Tobacco plc	9,030,565	615,372
	Royal Dutch Shell plc Class A (London Shares)	21,654,208	575,327
	BP plc	93,822,336	541,562
	GlaxoSmithKline plc	23,570,242	501,748
	Royal Dutch Shell plc Class B	18,316,010	491,722
	AstraZeneca plc	6,167,447	413,120
	Vodafone Group plc	129,694,904	368,329
	Diageo plc	12,052,286	356,168
	Unilever plc	5,833,447	315,695
	Reckitt Benckiser Group plc	3,037,962	307,969
	Lloyds Banking Group plc	347,295,262	299,292
	Prudential plc	12,563,330	288,377
	Rio Tinto plc	5,869,807	248,598
	Barclays plc	82,671,385	218,648
	Glencore plc	56,717,924	212,536
	Imperial Brands plc	4,656,769	209,263
	National Grid plc	16,764,033	207,716
	Shire plc	3,167,272	174,641
*	Compass Group plc	7,707,600	162,689
	BT Group plc	40,742,215	156,665
	BHP Billiton plc	10,143,940	155,413
	Aviva plc	19,694,799	135,095
*	Standard Chartered plc	13,122,385	132,907
	WPP plc	6,042,487	127,235
	BAE Systems plc	15,391,162	127,059
	RELX NV (London Shares)	5,229,884	113,055
	CRH plc (London Shares)	2,807,455	99,942
	Legal & General Group plc	28,867,047	97,138
	Experian plc	4,591,772	94,237
	SSE plc	4,944,189	93,551
	Rolls-Royce Holdings plc	8,016,128	92,977
*	Tesco plc	39,733,619	87,479
	Wolseley plc	1,228,994	75,433
	Smith & Nephew plc	4,305,069	74,342
*	Anglo American plc	5,480,199	73,214
	London Stock Exchange Group plc	1,532,150	72,881
	Centrica plc	26,671,230	69,539
	Sky plc	5,045,291	65,343
	Associated British Foods plc	1,693,164	64,793
	Shire plc ADR	387,767	64,086
	Old Mutual plc	23,242,589	58,639
	Carnival plc	883,269	58,405
	3i Group plc	4,672,462	54,937
	InterContinental Hotels Group plc	916,748	50,911
*	Royal Bank of Scotland Group plc	15,766,872	50,875

56

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Ashtead Group plc	2,445,393	50,602
	Standard Life plc	9,598,584	49,913
	Land Securities Group plc	3,746,092	49,459
	Bunzl plc	1,627,930	48,533
	Sage Group plc	5,236,790	46,927
	Mondi plc	1,784,047	46,781
	Burberry Group plc	2,158,763	46,713
	Whitbread plc	889,292	45,958
	CRH plc (Dublin Shares)	1,246,457	44,179
	Persimmon plc	1,488,739	43,481
	ITV plc	18,210,973	43,107
	Intertek Group plc	781,831	42,950
	Paddy Power Betfair plc	401,593	42,817
	Kingfisher plc	10,885,960	42,640
	International Consolidated Airlines Group SA (London Shares)	5,175,084	41,141
	Randgold Resources Ltd.	454,291	40,312
	RSA Insurance Group plc	4,930,664	39,553
	Smiths Group plc	1,901,591	39,538
	British Land Co. plc	4,958,200	39,143
	DCC plc	428,086	38,986
	St. James's Place plc	2,517,736	38,807
	United Utilities Group plc	3,322,120	37,553
2	Worldpay Group plc	9,128,534	37,431
	Taylor Wimpey plc	15,841,625	36,380
	Pearson plc	4,000,026	36,016
	Barratt Developments plc	4,893,030	35,936
	GKN plc	8,331,334	35,388
	Smurfit Kappa Group plc	1,131,052	35,292
	Johnson Matthey plc	935,030	34,995
	Informa plc	4,011,679	34,992
	Next plc	685,966	34,452
	Marks & Spencer Group plc	7,893,914	34,261
	Wm Morrison Supermarkets plc	10,524,546	33,056
	Severn Trent plc	1,138,102	32,355
	G4S plc	7,555,919	32,135
	Micro Focus International plc	1,078,513	31,891
	Croda International plc	627,935	31,800
	Rentokil Initial plc	8,897,325	31,662
	Direct Line Insurance Group plc	6,685,990	30,960
	Segro plc	4,819,916	30,721
	DS Smith plc	4,843,845	29,896
	Capita plc	3,217,322	28,993
	Melrose Industries plc	9,067,489	28,646
	Hammerson plc	3,827,396	28,636
	Coca-Cola HBC AG	947,632	27,869
*,2	ConvaTec Group plc	6,392,215	26,560
	Berkeley Group Holdings plc	624,893	26,277
	Halma plc	1,833,383	26,273
	J Sainsbury plc	7,952,227	26,084
	Admiral Group plc	972,844	25,386
	Spirax-Sarco Engineering plc	353,816	24,676
	Royal Mail plc	4,423,432	24,266
	Rightmove plc	437,739	24,222
*	Just Eat plc	2,779,330	23,724
	Weir Group plc	1,046,418	23,618
	Meggitt plc	3,781,148	23,495
	Bellway plc	594,525	23,071
2	Auto Trader Group plc	4,655,426	23,051
	Travis Perkins plc	1,210,644	22,950
	Investec plc	3,063,913	22,894
	Provident Financial plc	718,259	22,781
	Hiscox Ltd.	1,378,103	22,755
	TUI AG	1,518,058	22,130
	Inmarsat plc	2,202,062	22,085

57

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Schroders plc	545,977	22,077
2	Merlin Entertainments plc	3,445,151	21,566
	Pennon Group plc	2,001,223	21,507
	IMI plc	1,325,901	20,651
	BBA Aviation plc	5,028,577	20,131
	Inchcape plc	2,045,079	20,103
	Hargreaves Lansdown plc	1,175,111	19,927
	Cobham plc	11,644,168	19,664
	RPC Group plc	1,997,943	19,581
	Tate & Lyle plc	2,267,537	19,543
	Phoenix Group Holdings	1,914,107	19,329
	Booker Group plc	7,964,146	19,314
	Aberdeen Asset Management plc	4,823,884	18,992
	Spectris plc	572,966	18,837
	easyJet plc	1,062,195	18,817
^	Mediclinic International plc	1,898,675	18,366
	Dixons Carphone plc	4,832,498	17,864
	Antofagasta plc	1,703,441	17,772
	Playtech plc	1,430,732	17,723
	Fresnillo plc	891,453	17,281
*	BTG plc	1,895,435	17,226
	B&M European Value Retail SA	3,901,037	17,223
	UBM plc	1,892,764	17,010
*,^	Metro Bank plc	361,349	16,890
	Derwent London plc	481,704	16,650
	TP ICAP plc	2,702,389	16,445
	Beazley plc	2,559,756	16,281
	Electrocomponents plc	2,113,733	15,899
*	Paysafe Group plc	2,370,122	15,774
	Howden Joinery Group plc	2,965,531	15,732
	Man Group plc	7,770,826	15,681
*,^	CYBG plc	4,251,784	15,294
	Intermediate Capital Group plc	1,378,259	14,946
	John Wood Group plc	1,788,266	14,941
	Intu Properties plc	4,258,071	14,933
	Saga plc	5,453,110	14,876
	Hays plc	6,721,614	14,533
	Close Brothers Group plc	734,665	14,451
	SSP Group plc	2,307,963	14,300
*	Indivior plc	3,510,683	14,295
	Polymetal International plc	1,256,075	14,086
	William Hill plc	4,222,185	13,993
	Shaftesbury plc	1,102,576	13,973
	Babcock International Group plc	1,214,422	13,926
	Aggreko plc	1,161,505	13,914
	IWG plc	3,292,866	13,882
	Capital & Counties Properties plc	3,601,778	13,747
	GVC Holdings plc	1,390,125	13,700
	UDG Healthcare plc	1,206,655	13,610
	Jupiter Fund Management plc	2,047,845	13,469
	Berendsen plc	832,591	13,348
	IG Group Holdings plc	1,794,229	13,282
	Greene King plc	1,513,066	13,279
*	Tullow Oil plc	6,751,505	13,272
	WS Atkins plc	483,862	13,122
^	Hikma Pharmaceuticals plc	678,940	13,003
	Tritax Big Box REIT plc	6,728,028	12,809
	Rotork plc	4,176,059	12,803
	Ladbrokes Coral Group plc	8,403,571	12,532
	NEX Group plc	1,526,270	12,420
	Great Portland Estates plc	1,591,983	12,393
	Moneysupermarket.com Group plc	2,631,135	12,119
	HomeServe plc	1,262,587	12,084
	WH Smith plc	534,104	11,922

58

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Balfour Beatty plc	3,374,999	11,906
	Britvic plc	1,299,711	11,715
	Amec Foster Wheeler plc	1,885,175	11,484
	Daily Mail & General Trust plc	1,301,610	11,311
	NMC Health plc	396,514	11,299
	Greencore Group plc	3,420,390	10,963
	Centamin plc	5,292,201	10,690
	Dechra Pharmaceuticals plc	461,404	10,225
	QinetiQ Group plc	2,884,480	10,161
	National Express Group plc	2,086,797	9,966
	Victrex plc	398,336	9,732
*	Firstgroup plc	5,926,667	9,716
	Grafton Group plc	1,055,861	9,692
	UNITE Group plc	1,143,397	9,665
	Jardine Lloyd Thompson Group plc	606,786	9,482
	Pagegroup plc	1,525,801	9,470
	Ultra Electronics Holdings plc	353,800	9,453
	Bodycote plc	951,994	9,345
	Essentra plc	1,268,048	9,324
	Domino's Pizza Group plc	2,427,854	9,292
	Cineworld Group plc	1,004,659	9,182
	Cranswick plc	246,932	9,024
	AA plc	3,003,202	8,924
	Lancashire Holdings Ltd.	976,954	8,872
	Ashmore Group plc	1,908,904	8,786
	Elementis plc	2,267,221	8,694
	Drax Group plc	2,012,726	8,548
	AVEVA Group plc	335,149	8,473
	Diploma plc	587,661	8,443
	Synthomer plc	1,328,058	8,436
*,2	Wizz Air Holdings plc	265,034	8,358
	Crest Nicholson Holdings plc	1,220,515	8,330
	Bovis Homes Group plc	663,590	8,262
	JD Sports Fashion plc	1,813,143	8,259
	Rathbone Brothers plc	249,721	8,243
	Renishaw plc	174,411	8,224
	BGEO Group plc	179,545	8,168
*	Serco Group plc	5,410,939	8,097
	Dignity plc	249,132	8,081
	Thomas Cook Group plc	6,865,186	8,043
*,^	Ocado Group plc	2,135,435	8,037
	Paragon Group of Cos. plc	1,401,749	7,797
*	KAZ Minerals plc	1,152,678	7,775
	Kier Group plc	477,476	7,630
	Genus plc	324,882	7,520
	Greggs plc	532,291	7,481
	Redrow plc	1,044,965	7,448
2	Sophos Group plc	1,284,882	7,423
	Savills plc	638,161	7,315
	Vesuvius plc	1,057,341	7,307
	Petrofac Ltd.	1,258,119	7,234
	Grainger plc	2,095,516	7,178
	Big Yellow Group plc	690,513	7,119
2	John Laing Group plc	1,796,551	7,091
	Hill & Smith Holdings plc	384,353	6,913
	Kennedy Wilson Europe Real Estate plc	474,378	6,852
	Assura plc	8,083,377	6,717
2	ZPG plc	1,417,164	6,699
	LondonMetric Property plc	3,053,039	6,656
2	Countryside Properties plc	1,485,760	6,600
	Workspace Group plc	566,277	6,561
	Card Factory plc	1,676,236	6,497
*	Cairn Energy plc	2,840,639	6,378
	Galliford Try plc	419,502	6,350

59

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Evraz plc	2,352,213	6,336
2	Hastings Group Holdings plc	1,538,344	6,288
^	Mitie Group plc	1,724,757	6,217
	Senior plc	2,012,371	6,151
2	Ibstock plc	1,856,300	5,943
	Fidessa Group plc	195,616	5,904
^	TalkTalk Telecom Group plc	2,507,121	5,893
2	Spire Healthcare Group plc	1,384,507	5,852
	Brewin Dolphin Holdings plc	1,269,037	5,663
^	Carillion plc	2,324,799	5,654
	Hansteen Holdings plc	3,469,260	5,627
2	McCarthy & Stone plc	2,592,328	5,558
	SIG plc	2,826,899	5,470
	Safestore Holdings plc	986,531	5,403
	Dairy Crest Group plc	685,265	5,339
	esure Group plc	1,341,967	5,261
	NewRiver REIT plc	1,120,147	5,106
*	Vectura Group plc	3,482,481	5,079
	Marston's plc	3,147,419	5,004
	Morgan Advanced Materials plc	1,333,828	4,930
	Stagecoach Group plc	1,994,557	4,841
	Virgin Money Holdings UK plc	1,383,952	4,805
	Go-Ahead Group plc	206,677	4,737
	Entertainment One Ltd.	1,623,533	4,662
	F&C Commercial Property Trust Ltd.	2,454,713	4,647
	SuperGroup plc	233,741	4,551
	Polypipe Group plc	911,504	4,543
	J D Wetherspoon plc	347,249	4,413
*,^	Sports Direct International plc	1,150,106	4,363
	De La Rue plc	499,123	4,343
	Telecom Plus plc	285,135	4,290
	Ted Baker plc	137,652	4,282
	Laird plc	2,357,427	4,258
^	Hochschild Mining plc	1,187,438	4,245
	Restaurant Group plc	976,968	4,168
*	Hunting plc	652,711	4,151
	PZ Cussons plc	927,989	4,143
	Halfords Group plc	928,794	4,137
	Keller Group plc	348,211	3,991
	St. Modwen Properties plc	836,229	3,907
*	EI Group plc	2,282,538	3,819
	UK Commercial Property Trust Ltd.	3,181,482	3,817
	Dunelm Group plc	484,429	3,802
	Ferrexpo plc	1,399,081	3,768
	Chesnara plc	739,203	3,721
	Northgate plc	644,422	3,720
	OneSavings Bank plc	760,343	3,710
	Computacenter plc	345,609	3,649
*	Ophir Energy plc	3,239,259	3,588
^	Pets at Home Group plc	1,702,820	3,585
	RPS Group plc	1,050,305	3,579
	Fenner plc	948,700	3,538
*	Petra Diamonds Ltd.	2,449,671	3,485
	Oxford Instruments plc	248,714	3,395
	Mitchells & Butlers plc	1,130,674	3,394
	Vedanta Resources plc	398,575	3,332
	Debenhams plc	5,751,886	3,246
	Chemring Group plc	1,322,441	3,182
*	Aldermore Group plc	1,122,888	3,179
	Renewi plc	2,905,608	3,133
	888 Holdings plc	892,628	2,964
	Acacia Mining plc	740,721	2,879
	Redefine International PLC	5,545,537	2,872
	Royal Dutch Shell plc Class A	107,983	2,871

60

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

					Market
					Value
				Shares	($000)
	N Brown Group plc			706,966	2,859
	Picton Property Income Ltd.			2,584,508	2,800
	KCOM Group plc			2,401,646	2,785
^	NCC Group plc			1,236,496	2,636
	Rank Group plc			833,968	2,582
*	Nostrum Oil & Gas plc			402,220	2,534
*	Imagination Technologies Group plc			1,241,943	2,474
*,^	Allied Minds plc			1,131,546	2,464
2	Shawbrook Group plc			552,302	2,439
	ITE Group plc			1,209,026	2,427
	International Personal Finance plc			1,054,920	2,318
	Lookers plc			1,485,552	2,210
	Interserve plc			692,589	2,085
	Devro plc			772,675	2,081
	Helical plc			498,105	1,954
	Schroder REIT Ltd.			2,313,643	1,927
*	Gocompare.Com Group plc			1,363,667	1,886
*,^	AO World plc			1,239,358	1,873
	Daejan Holdings plc			23,266	1,870
	Countrywide plc			821,265	1,788
*	Premier Foods plc			3,286,287	1,735
	Soco International plc			1,053,780	1,600
*	Lamprell plc			1,199,605	1,597
*,^	Premier Oil plc			2,436,821	1,591
^	Foxtons Group plc			1,173,928	1,448
*,^	Lonmin plc			1,362,828	1,168
2	CMC Markets plc			492,675	917
*,^	Genel Energy plc			749,894	808
	Smurfit Kappa Group plc			14,247	443
*	Janus Henderson Group plc			1,325	44
*	Sole Realisation Co. plc			239	2

					13,834,732

Total Common Stocks (Cost $77,175,233)					88,027,253

		Coupon

Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.2%)
3,4	Vanguard Market Liquidity Fund	1.181%		19,621,110	1,962,503

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.647%	8/10/17	1,200	1,199
	United States Treasury Bill	0.638%	8/24/17	6,000	5,992
	United States Treasury Bill	0.963%–0.987%	9/7/17	10,500	10,482
5	United States Treasury Bill	0.923%–0.993%	9/21/17	33,000	32,929
5	United States Treasury Bill	0.976%	10/5/17	3,500	3,491
5	United States Treasury Bill	0.954%	10/26/17	8,000	7,974
5	United States Treasury Bill	1.056%	11/24/17	3,000	2,987

					65,054

Total Temporary Cash Investments (Cost $2,027,312)					2,027,557

Total Investments (101.6%) (Cost $79,202,545)					90,054,810
Other Assets and Liabilities—Net (-1.6%)[4,6]					(1,445,256)

Net Assets (100%)					88,609,554

* Non-income-producing security.

61

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2017

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,606,623,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate value of these securities was $807,934,000, representing
0.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,729,223,000 of collateral received for securities on loan.
5 Securities with a value of $32,041,000 have been segregated as initial margin for open futures contracts.
6 Cash of $11,630,000 has been segregated as initial margin for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

62

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© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1272 082017

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2017
VANGUARD TAX-MANAGED FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.